                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4386

                            Van Kampen Tax Free Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 9/30

Date of reporting period: 3/31/07

Item 1. Reports to Shareholders.


The Fund's semiannual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Insured Tax Free Income Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of March 31, 2007.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A CLASS A, B, AND C SHARE OR CLASS I SHARE PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUSES CONTAIN INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. TO OBTAIN AN ADDITIONAL PROSPECTUS, CONTACT YOUR FINANCIAL ADVISOR OR DOWNLOAD ONE AT VANKAMPEN.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

       INCOME MAY SUBJECT CERTAIN INDIVIDUALS TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT).

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 3/31/07

                            A SHARES             B SHARES             C SHARES          I SHARES
                         since 12/14/84        since 5/3/93        since 8/13/93      since 8/12/05
---------------------------------------------------------------------------------------------------
                                   W/MAX                W/MAX                W/MAX
                                   4.75%                4.00%                1.00%
AVERAGE ANNUAL         W/O SALES   SALES    W/O SALES   SALES    W/O SALES   SALES      W/O SALES
TOTAL RETURNS           CHARGES    CHARGE    CHARGES    CHARGE    CHARGES    CHARGE      CHARGES

Since Inception          7.44%      7.20%     4.69%      4.69%     4.42%      4.42%       4.00%

10-year                  5.28       4.77      4.62       4.62      4.47       4.47          --

5-year                   5.27       4.25      4.47       4.21      4.46       4.46          --

1-year                   4.49      -0.48      3.72      -0.28      3.72       2.72        4.75

6-month                  1.46      -3.38      1.08      -2.89      1.08       0.09        1.58
---------------------------------------------------------------------------------------------------

SEC Yield                    3.44%                2.87%                2.87%              3.86%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 4.75 percent for Class A shares, a contingent deferred sales charge of 4.00 percent for Class B shares (in year one and declining to zero after year six), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. The since inception and 10-year returns for Class B shares reflect their conversion into Class A shares eight years after purchase. The since inception returns for Class C shares reflect their conversion into Class A shares ten years after purchase. Class I shares are available for purchase exclusively by investors through (i) tax-exempt retirement plans with assets of at least $1 million (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (ii) fee-based investment programs with assets of at least $1 million and (iii) institutional clients with assets of at least $1 million. Class I shares are offered without any sales charges on purchases or sales and do not include combined Rule 12b-1 fees and service fees. Figures shown above assume reinvestment of all dividends and capital gains. SEC yield is a calculation for determining the amount of portfolio income, excluding non-income items as prescribed by the SEC. Yields are subject to change.

The Lehman Brothers Municipal Bond Index is generally representative of investment-grade, tax-exempt bonds. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

Fund Report

FOR THE SIX-MONTH PERIOD ENDED MARCH 31, 2007

MARKET CONDITIONS

The overall environment for municipal bonds was favorable during the reporting period, but mixed economic indicators and concerns about the residential housing sector led to increased market uncertainty and volatility. In the initial months of the period, the pace of economic growth appeared to be slowing but in December the outlook for the economy turned positive following a slate of stronger-than-expected economic releases. The improved economic picture pushed bond yields higher and effectively reversed the run-up in prices that had begun in July on concern over the weak housing market's potential drag on the economy. Bonds continued to sell off until February when the sub-prime mortgage market showed signs of deterioration, causing a sell-off in equities and a flight-to-quality bond market rally. In March the rally ended as strong employment reports and upward movement in inflationary pressures sparked selling in an overbought Treasury market. At month end, however, the short end of the bond market rebounded strongly following news that the Federal Open Market Committee (the "Fed") had dropped its bias toward higher rates. This came as somewhat of a surprise, given the fact that core inflation readings still remained elevated.

Municipal bond yields followed the general movement of the Treasury market. However, the 30-year AAA municipal bond yield reached lows not seen in decades, declining to 4.00 percent in the first half of the reporting period before reversing course and ending the period at 4.15 percent. Yields on the short end of the curve generally rose throughout the course of the period. As a result, the short end of the municipal curve posted the lowest returns while the long end outperformed other portions of the curve by as much as 100 basis points. The slope of the municipal curve remained relatively flat and, as a result, the yield differential between long maturity and short maturity issues was quite small.

New issue supply rose dramatically during the period, increasing by 35 percent versus the same six-month period a year ago, as relatively low interest rates spurred municipalities to refinance their debt. Insured bond issuance also rose considerably and represented more than half of the total new issue supply. Demand for municipal bonds was robust as well, particularly for high-yield securities as investors proved increasingly willing to take on more risk in return for relatively higher yields. The strong demand caused credit spreads, which were already near historically tight levels, to further narrow. As a result, the lower-quality, higher yielding segment of the market considerably outperformed, returning 185 basis points more than the investment-grade segment for the overall period.

PERFORMANCE ANALYSIS

The fund returned 1.46 percent for the six months ended March 31, 2007 (Class A shares, unadjusted for sales charges) underperforming the fund's benchmark, the Lehman Brothers Municipal Bond Index, which returned 1.93 percent for the period.

TOTAL RETURNS FOR THE SIX-MONTH PERIOD ENDED MARCH 31, 2007

--------------------------------------------------------------
                                                LEHMAN
                                               BROTHERS
                                              MUNICIPAL
      CLASS A   CLASS B   CLASS C   CLASS I   BOND INDEX

       1.46%     1.08%     1.08%     1.58%      1.93%
--------------------------------------------------------------

The performance for the four share classes varies because each has different expenses. The fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definition.

A key driver of the fund's performance over the course of the period was our focus on the long end of the yield curve. Given the relatively flat shape of the curve throughout the period, we invested in the very long end, specifically bonds with maturities of 25 to 30 years, in order to capture more attractive yields, which proved beneficial to performance as this part of the curve outperformed. Additionally, in an effort to further enhance yield, we added to the fund's holdings of inverse floating-rate securities,* which performed well when interest rates fell. As these securities can add some interest-rate risk to the portfolio, we hedged that risk by purchasing U.S. Treasury futures, which also proved beneficial during the period.

The fund's holdings in tax-supported debt helped boost performance, as did holdings in the health care and utilities sectors, which not only performed quite well but were also overweighted versus the benchmark Lehman Brothers Municipal Bond Index.

Certain positions, however, detracted from the fund's overall performance. One of the primary contributors to the fund's underperformance versus the benchmark index was its relative underweight in transportation and zero coupon bonds as these sectors performed strongly. Security selection in the education sector also dampened returns. Recent fund enhancements allow for up to 20 percent of assets to be invested in uninsured--but still investment-grade--securities. (The remainder must be invested in AAA rated insured bonds.) As such, we selectively added holdings in BBB, A, and AA rated credits. The performance of these holdings also detracted from the fund's overall performance during the period.

*An inverse floating-rate security, or "inverse floater", is a variable rate security whose coupon rate changes in the opposite direction from the change in the reference rate used to calculate the coupon rate.

We continued to keep the fund's Alternative Minimum Tax (AMT) exposure low and the portfolio well diversified across a broad range of sectors. As of the end of the period, airports, public education, and wholesale electric represented the fund's largest sector weightings.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the fund in the future.

SUMMARY OF INVESTMENTS BY STATE CLASSIFICATION AS OF 3/31/07
California                                                       19.0%
Illinois                                                         17.3
Washington                                                        9.1
Florida                                                           8.8
Texas                                                             7.2
New Jersey                                                        5.5
Alabama                                                           4.7
Pennsylvania                                                      4.5
Georgia                                                           4.1
Colorado                                                          3.6
Louisiana                                                         3.0
Arizona                                                           2.7
South Carolina                                                    2.5
Alaska                                                            2.1
Nevada                                                            2.0
Oklahoma                                                          1.9
Indiana                                                           1.7
Missouri                                                          1.7
North Carolina                                                    1.2
South Dakota                                                      1.1
North Dakota                                                      1.1
Virginia                                                          1.1
Massachusetts                                                     0.9
Arkansas                                                          0.8
New York                                                          0.8
Wisconsin                                                         0.8
Montana                                                           0.7
Michigan                                                          0.7
Ohio                                                              0.6
Mississippi                                                       0.6
District of Columbia                                              0.5
Maryland                                                          0.4
Nebraska                                                          0.3
Utah                                                              0.3
Oregon                                                            0.3
Puerto Rico                                                       0.3
Iowa                                                              0.2

                                             (continued on next page)

SUMMARY OF INVESTMENTS BY STATE CLASSIFICATION AS OF 3/31/07
                                       (continued from previous page)
West Virginia                                                      .1%
                                                                -----
Total Long-Term Investments                                     114.2
Short-Term Investments                                            4.6
                                                                -----
Total Investments                                               118.8
Liability for Floating Rate Note Obligations                    (16.8)
                                                                -----
Total Net Investments                                           102.0
Liabilities in Excess of Other Assets                            (2.0)
                                                                -----
Net Assets                                                      100.0%

RATINGS ALLOCATIONS AS OF 3/31/07
AAA/Aaa                                                          88.4%
AA/Aa                                                             3.3
A/A                                                               1.1
BBB/Baa                                                           7.2%



TOP FIVE SECTORS AS OF 3/31/2007
Airports                                                         11.9%
Public Education                                                 11.1
Wholesale Electric                                                8.6
Higher Education                                                  7.4
Water & Sewer                                                     7.2

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the sectors shown above. Ratings allocations and sectors are as a percentage of total long-term investments. Summary of investments by state classification are as a percentage of total net assets. Securities are classified by sectors that represent broad groupings of related industries. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. Rating allocations based upon ratings as issued by Standard and Poor's and Moody's, respectively.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class B and C Shares; and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 10/1/06 - 3/31/07.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                 BEGINNING         ENDING         EXPENSES PAID
                                               ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                               -------------------------------------------------
                                                  10/1/06          3/31/07       10/1/06-3/31/07
Class A
  Actual.....................................    $1,000.00        $1,014.56           $6.63
  Hypothetical...............................     1,000.00         1,018.35            6.64
  (5% annual return before expenses)
Class B
  Actual.....................................     1,000.00         1,010.77           10.38
  Hypothetical...............................     1,000.00         1,014.61           10.40
  (5% annual return before expenses)
Class C
  Actual.....................................     1,000.00         1,010.78           10.38
  Hypothetical...............................     1,000.00         1,014.61           10.40
  (5% annual return before expenses)
Class I
  Actual.....................................     1,000.00         1,015.80            5.38
  Hypothetical...............................     1,000.00         1,019.60            5.39
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 1.32%, 2.07%, 2.07%, and 1.07%, for Class A, B, C, and I Shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

The following table shows what expenses a shareholder would have paid, excluding interest and residual trust expenses.

                                                 BEGINNING         ENDING         EXPENSES PAID
                                               ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                               -------------------------------------------------
                                                  10/1/06          3/31/07       10/1/06-3/31/07
Class A
  Actual.....................................    $1,000.00        $1,014.56           $4.47
  Hypothetical...............................     1,000.00         1,020.49            4.48
  (5% annual return before expenses)
Class B
  Actual.....................................     1,000.00         1,010.77            8.22
  Hypothetical...............................     1,000.00         1,016.75            8.25
  (5% annual return before expenses)
Class C
  Actual.....................................     1,000.00         1,010.78            8.22
  Hypothetical...............................     1,000.00         1,016.75            8.25
  (5% annual return before expenses)
Class I
  Actual.....................................     1,000.00         1,015.80            3.22
  Hypothetical...............................     1,000.00         1,021.74            3.23
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 0.89%, 1.64%, 1.64%, and 0.64%, for Class A, B, C, and I Shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

VAN KAMPEN INSURED TAX FREE INCOME FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)

PAR
AMOUNT
(000)        DESCRIPTION                                      COUPON     MATURITY       VALUE
--------------------------------------------------------------------------------------------------
             MUNICIPAL BONDS  114.2%
             ALABAMA  4.7%
$   2,255    Alabama St Brd Ed Rev George C Wallace Cmnty
             College (AMBAC Insd) (a)......................     5.250%   07/01/23   $    2,423,629
    1,095    Birmingham, AL Wtrwks & Swr Brd Ser A (FGIC
             Insd).........................................     5.000    01/01/21        1,162,496
    3,670    Houston Cnty, AL Hlthcare Auth Ser A (AMBAC
             Insd).........................................     5.250    10/01/30        3,961,215
    3,120    Huntsville, AL Hlthcare Auth Ser A (MBIA Insd)
             (Prerefunded @ 5/14/12).......................     5.400    06/01/22        3,414,715
    2,500    Huntsville, AL Hlthcare Auth Ser A (MBIA Insd)
             (Prerefunded @ 5/14/12).......................     5.500    06/01/27        2,747,700
    5,000    Mobile, AL Wt Impt & Rfdg (AMBAC Insd)........     5.000    02/15/23        5,314,500
    5,280    Montgomery Cnty, AL Pub Bldg Auth Rev Wt Fac
             Proj (MBIA Insd) (a)..........................     5.000    03/01/24        5,585,342
    5,550    Montgomery Cnty, AL Pub Bldg Auth Rev Wt Fac
             Proj (MBIA Insd) (a)..........................     5.000    03/01/25        5,866,683
    8,000    Trussville, AL Wt Ser A (FGIC Insd)...........     5.000    10/01/31        8,456,560
   10,000    Trussville, AL Wt Ser A (FGIC Insd)...........     5.000    10/01/36       10,541,500
    2,500    Tuscaloosa Ala Wts-ser A Ser A (AMBAC Insd)...     4.375    07/01/37        2,438,375
                                                                                    --------------
                                                                                        51,912,715
                                                                                    --------------
             ALASKA  2.1%
    1,000    Alaska Hsg Fin Corp Home Mtg
             Amt Ser C (AMT)...............................     4.800    06/01/38          997,850
    2,000    Alaska St Hsg Fin Corp Gen Hsg Ser A (FGIC
             Insd).........................................     5.000    12/01/30        2,093,860
    1,000    Alaska St Hsg Fin Corp Gen Hsg Ser A (FGIC
             Insd).........................................     5.250    12/01/41        1,059,770
    9,570    Alaska St Intl Arpt Rev Rfdg Ser B
             (MBIA Insd) (b)...............................     5.000    10/01/24       10,184,107
    6,530    Alaska St Intl Arpt Rev Rfdg Ser D
             (MBIA Insd) (b)...............................     5.000    10/01/24        6,949,030
    1,425    Anchorage, AK Wtr Rev Rfdg (AMBAC Insd).......     6.000    09/01/19        1,513,008
                                                                                    --------------
                                                                                        22,797,625
                                                                                    --------------
             ARIZONA  2.7%
    1,940    Arizona St Univ Ctf Partn Resh Infrastructure
             Proj (AMBAC Insd).............................     5.250    09/01/23        2,085,907
    1,225    Arizona St Univ Ctf Partn Resh Infrastructure
             Proj (AMBAC Insd).............................     5.250    09/01/24        1,313,886
    2,900    Arizona Tourism & Sports Auth Multi Purp Stad
             Fac Ser A (MBIA Insd) (Prerefunded @
             7/01/13)......................................     5.375    07/01/22        3,167,931
    5,000    Maricopa Cnty, AZ Pollutn Ctl Corp Pollutn Ctl
             Rev El Paso Elec Co Rfdg Ser A (FGIC Insd)....     4.800    08/01/40        5,020,150
   10,000    Mesa, AZ Util Sys Rev Rfdg Second Ser (FGIC
             Insd) (b).....................................     4.500    07/01/28       10,052,500
    2,000    Pima Cnty, AZ Indl Dev Auth AZ Charter Sch
             Proj Ser O....................................     5.000    07/01/26        2,010,880

See Notes to Financial Statements                                             11

VAN KAMPEN INSURED TAX FREE INCOME FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)        DESCRIPTION                                      COUPON     MATURITY       VALUE
--------------------------------------------------------------------------------------------------
             ARIZONA (CONTINUED)
$   1,750    Pima Cnty, AZ Indl Dev Auth AZ Charter Sch
             Proj Ser O....................................     5.250%   07/01/31   $    1,800,890
      515    Pima Cnty, AZ Indl Dev Auth Indl Rev Lease
             Oblig Irvington Proj Tucson Elec Pwr Co Rfdg
             Ser A (FSA Insd)..............................     7.250    07/15/10          529,508
    1,875    Scottsdale, AZ Indl Dev Hosp Scottsdale Mem
             Hosp Rfdg Ser A (AMBAC Insd)..................     6.000    09/01/12        1,929,525
    1,750    Scottsdale, AZ Indl Dev Hosp Scottsdale Mem
             Hosp Rfdg Ser A (AMBAC Insd)..................     6.125    09/01/17        1,800,102
                                                                                    --------------
                                                                                        29,711,279
                                                                                    --------------
             ARKANSAS  0.8%
    2,500    Arkansas St Dev Fin Auth Rev St Agy Fac
             Donaghey Plaza Proj (FSA Insd)................     5.000    06/01/29        2,620,200
    6,265    Little Rock, AR Sch Dist Rfdg Ser B (FSA
             Insd).........................................     5.500    02/01/25        6,538,154
                                                                                    --------------
                                                                                         9,158,354
                                                                                    --------------
             CALIFORNIA  19.0%
    4,000    Bay Area Govt Assn CA Rev Tax Alloc CA Redev
             Pool Ser A (XLCA Insd)........................     5.250    09/01/35        4,277,040
    3,205    Bell, CA Cmnty Hsg Auth Lease Rev Rfdg (AMBAC
             Insd).........................................     5.000    10/01/30        3,385,570
    3,310    Bell, CA Cmnty Hsg Auth Lease Rev Rfdg (AMBAC
             Insd).........................................     5.000    10/01/36        3,477,155
    3,500    California Ed Fac Auth Rev Occidental College
             Ser A (MBIA Insd).............................     5.000    10/01/36        3,694,635
    3,000    California St Pub Wks Brd UCLA Replacement
             Hosp Ser A (FSA Insd).........................     5.000    10/01/22        3,135,570
    3,000    California St Pub Wks Brd UCLA Replacement
             Hosp Ser A (FSA Insd).........................     5.375    10/01/20        3,236,490
   10,000    California St Rfdg (g)........................     4.500    08/01/30        9,878,400
    4,000    California Stwide Cmnty Dev Auth Wtr Rev
             Pooled Fin Pgm Ser C (FSA Insd)...............     5.250    10/01/34        4,255,080
    2,980    California Stwide Cmnty Dev Auth Wtr &
             Wastewtr Rev Pooled Fin Pgm Ser C (FSA Insd)
             (a)...........................................     5.000    10/01/29        3,133,053
    1,095    California Stwide Cmnty Dev Auth Wtr &
             Wastewtr Rev Pooled Fin Ser 2004A (FSA
             Insd).........................................     5.000    10/01/29        1,154,842
    3,920    California Stwide Cmnty Dev Auth Wtr &
             Wastewtr Rev Pooled Fin Ser 2004A (FSA
             Insd).........................................     5.250    10/01/24        4,263,666
    4,615    California Stwide Cmnty Dev Auth Wtr &
             Wastewtr Rev Ser D (FSA Insd) (a).............     5.250    10/01/26        4,902,145
    7,430    Capistrano, CA Uni Sch Dist (FGIC Insd) (a)...     5.000    09/01/25        7,877,360
    7,995    Capistrano, CA Uni Sch Dist (FGIC Insd) (a)...     5.000    09/01/26        8,464,706
    8,600    Capistrano, CA Uni Sch Dist (FGIC Insd) (a)...     5.000    09/01/27        9,099,058
    3,500    Capistrano, CA Uni Sch Dist (FGIC Insd).......     5.000    09/01/29        3,697,995
    5,000    Chino Vly Uni Sch Dist CA Election 2002 Ser C
             (MBIA Insd)...................................     5.250    08/01/30        5,418,800

 12                                            See Notes to Financial Statements

VAN KAMPEN INSURED TAX FREE INCOME FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)        DESCRIPTION                                      COUPON     MATURITY       VALUE
--------------------------------------------------------------------------------------------------
             CALIFORNIA (CONTINUED)
$   3,225    Coronado, CA Cmnty Dev Agy Tax Alloc Coronado
             Cmnty Dev Proj (AMBAC Insd)...................     5.000%   09/01/30   $    3,398,086
      425    Earlimart, CA Elem Sch Dist Ser 1 (AMBAC
             Insd).........................................     6.700    08/01/21          552,899
   25,000    Golden St Tob Sec Corp CA Tob Settlement Rev
             Ser A-1 (b)...................................     5.125    06/01/47       26,050,938
      265    Golden West Sch Fin Auth CA Rev Rfdg Ser A
             (MBIA Insd) (a)...............................     5.750    08/01/19          311,349
   10,000    Hawthorne, CA Cmnty Redev Agy Tax Alloc Proj
             Area No 2 (XLCA Insd).........................     5.250    09/01/36       10,789,400
      690    Jurupa, CA Univ Sch Dist Election 2001 (FGIC
             Insd).........................................     5.000    08/01/26          727,453
    1,985    Lancaster, CA Fin Auth Tax Alloc Rev Sch Dist
             Proj..........................................     4.500    02/01/31        1,959,155
    2,500    Lehman Muni Tr Rcpts Var Sts Ri Trs Ser 07
             (MBIA Insd) (d)...............................     4.779    05/15/47        2,267,150
    3,360    Loma Linda, CA Redev Agy Tax Alloc Ser A (XLCA
             Insd).........................................     5.250    07/01/30        3,609,749
   16,630    Los Angeles, CA Muni Impt Corp Lease Rev
             Police Headquarters Fac Ser A (FGIC Insd).....     4.250    01/01/37       15,781,039
   10,000    Merced, CA Irr Dist Rev Ctf Partn Elec Sys
             Proj (XLCA Insd)..............................     5.250    09/01/36       10,741,500
    4,000    Murrieta Vy, CA Uni Sch Dist Pub Fin Auth Spl
             Tax Rev Ser A (AGL Insd)......................     4.750    09/01/36        4,077,480
    3,455    Oxnard, CA Fin Auth Headworks Proj (AMBAC
             Insd) (a).....................................     5.000    06/01/36        3,645,854
    2,070    Pacifica, CA Wastewtr Rev Rfdg (AMBAC Insd)
             (a)...........................................     5.250    10/01/23        2,230,032
    5,000    Palm Springs, CA Fin Lease Rev Convention Ctr
             Proj Ser A (MBIA Insd)........................     5.500    11/01/29        5,548,250
    2,250    Riverside, CA Ctf Partn (AMBAC Insd) (a)......     5.000    09/01/23        2,359,958
    1,440    Rohnert Park, CA Swr Sys Rev Ctf Partn Spl
             Term (AMBAC Insd).............................     5.000    06/01/30        1,515,326
    2,310    Roseville, CA Redev Agy Tax Alloc Roseville
             Redev Proj Ser A (AMBAC Insd).................     5.000    09/01/38        2,436,819
    5,000    Sacramento Cnty, CA San Dist Fin Auth Rev
             Sacramento Regl Cnty San (FGIC Insd)..........     5.000    12/01/29        5,323,050
    5,140    San Marcos, CA Pub Fac Auth Rev Tax Increment
             Pass-Thru Ser A (AMBAC Insd) (b)..............     5.000    10/01/31        5,453,257
    2,785    Santa Monica, CA Cmnty College Rfdg Ser A
             (AMBAC Insd)..................................     5.000    02/01/27        2,915,199
    1,775    Sierra, CA Jt Cmnty College Impt Dist 2 Westn
             Nevada Ser A (FGIC Insd) (a)..................     5.000    08/01/28        1,867,762
    1,460    Sierra, CA Jt Cmnty College Impt Dist 2 Westn
             Nevada Ser A (FGIC Insd) (a)..................     5.000    08/01/29        1,535,365
    5,380    South Orange Cnty, CA Pub Fin Auth Spl Tax Rev
             Ladera Ranch Ser A (AMBAC Insd)...............     5.000    08/15/27        5,694,622

See Notes to Financial Statements                                             13

VAN KAMPEN INSURED TAX FREE INCOME FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)        DESCRIPTION                                      COUPON     MATURITY       VALUE
--------------------------------------------------------------------------------------------------
             CALIFORNIA (CONTINUED)
$   2,000    South Tahoe CA, Jt Pwr Fin Redev Proj Area No
             1 Rfdg Ser A (AMBAC Insd).....................     5.000%   10/01/35   $    2,103,920
    2,500    Tobacco Sec Auth Southn CA Tob Settlement Rols
             II R Ser 741 (d)..............................     8.902    06/01/46        2,400,850
    1,100    Vallejo City, CA Uni Sch Rfdg Ser A (MBIA
             Insd).........................................     5.900    08/01/25        1,334,058
                                                                                    --------------
                                                                                       209,982,085
                                                                                    --------------
             COLORADO  3.6%
    3,745    Colorado Ed & Cultural Fac Auth Rev Charter
             Sch Aurora Academy Sch Proj Rfdg Ser A (XLCA
             Insd) (a).....................................     5.250    02/15/34        3,980,972
    2,500    Colorado Ed & Cultural Fac Auth Rev Charter
             Sch Bromley Sch Proj Rfdg (XLCA Insd).........     5.250    09/15/32        2,686,125
    1,000    Colorado Ed & Cultural Fac Auth Rev Charter
             Sch Woodrow Wilson Sch Proj Rfdg Ser A
             (XLCA Insd)...................................     5.250    12/01/34        1,074,450
    5,000    Colorado Ed & Cultural Fac Auth Rev Frontier
             Academy Rfdg (CIFG Insd)......................     4.375    06/01/26        4,923,200
   17,580    Denver, CO Convention Ctr Hotel Auth Rev Rfdg
             (XLCA Insd) (b)...............................     5.000    12/01/35       18,488,447
    2,000    Regional Transn Dist CO Sales Tax Rev
             Fastracks Proj Ser A (AMBAC Insd).............     4.375    11/01/36        1,948,100
    1,175    Thornton, CO Ctf Partn (AMBAC Insd)
             (Prerefunded @ 12/01/12)......................     5.375    12/01/19        1,273,829
    3,080    Thornton, CO Ctf Partn (AMBAC Insd)
             (Prerefunded @ 12/01/12) (a)..................     5.375    12/01/21        3,339,059
    1,650    Thornton, CO Ctf Partn (AMBAC Insd)
             (Prerefunded @ 12/01/12)......................     5.375    12/01/22        1,788,782
                                                                                    --------------
                                                                                        39,502,964
                                                                                    --------------
             DISTRICT OF COLUMBIA  0.5%
    1,000    District of Columbia Ctf Partn Dist Pub Safety
             & Emergency (AMBAC Insd)......................     5.500    01/01/19        1,085,780
    4,000    Metropolitan Washington DC Arpt Ser A (FSA
             Insd) (AMT)...................................     5.000    10/01/32        4,210,160
                                                                                    --------------
                                                                                         5,295,940
                                                                                    --------------
             FLORIDA  8.8%
    5,000    Auburndale, FL Wtr & Swr Rev (AMBAC Insd)
             (g)...........................................     4.250    12/01/32        4,771,000
    9,910    Auburndale, FL Wtr & Swr Rev (AMBAC Insd) (a)
             (g)...........................................     4.375    12/01/37        9,632,223
    1,000    Brevard Cnty, FL Sch Brd Ctf Partn Ser A
             (AMBAC Insd)..................................     5.400    07/01/12        1,076,710
      500    Dade Cnty, FL Aviation Rev Ser B (MBIA
             Insd).........................................     5.600    10/01/26          510,620
    1,000    Dade Cnty, FL Ed Fac Auth Rev Exchanged From
             Univ of Miami Ser B (MBIA Insd)...............     5.750    04/01/20        1,011,650
      750    Dade Cnty, FL Wtr & Swr Sys Rev (FGIC Insd)...     5.375    10/01/16          770,962

 14                                            See Notes to Financial Statements

VAN KAMPEN INSURED TAX FREE INCOME FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)        DESCRIPTION                                      COUPON     MATURITY       VALUE
--------------------------------------------------------------------------------------------------
             FLORIDA (CONTINUED)
$     140    Escambia Cnty, FL Hlth Fac Auth Rev (AMBAC
             Insd).........................................     5.950%   07/01/20   $      145,432
    1,000    Escambia Cnty, FL Util Auth Util Sys Rev (FGIC
             Insd) (Prerefunded @ 1/01/09).................     5.250    01/01/24        1,037,030
    1,000    Florida Intergovnmtl Fin Ser C1 (AMBAC
             Insd).........................................     5.125    02/01/31        1,041,360
      575    Florida Muni Ln Council Rev Ser B (MBIA
             Insd).........................................     5.750    11/01/14          619,269
    1,185    Florida St Brd Ed Cap Outlay Pub Ed Ser C
             (FGIC Insd)...................................     5.000    06/01/23        1,242,958
    1,250    Florida St Brd Ed Lottery Rev Ser A (FGIC
             Insd) (Prerefunded @ 7/01/10).................     6.000    07/01/12        1,350,962
    1,000    Florida St Brd Ed Lottery Rev Ser A (FGIC
             Insd) (Prerefunded @ 7/01/10).................     6.000    07/01/14        1,080,770
    2,750    Florida St Brd Ed Lottery Rev Ser B (FGIC
             Insd).........................................     5.250    07/01/13        2,828,842
      750    Florida St Brd of Regt Hsg Rev (MBIA Insd)....     5.750    07/01/14          803,318
    1,365    Florida St Correctional Privatization Commn
             Ctf Partn (MBIA Insd).........................     5.375    08/01/14        1,466,829
    1,750    Florida St Div Bd Fin Dept Gen Svc Rev Dept
             Environmental Prot Presvtn 2000 Ser A (AMBAC
             Insd).........................................     5.000    07/01/12        1,773,013
    1,500    Florida St Div Bd Fin Dept Gen Svc Rev Dept
             Environmental Prot Presvtn 2000 Ser B (FSA
             Insd).........................................     5.250    07/01/11        1,543,380
    2,000    Fort Myers, FL Impt Rev Rfdg (MBIA Insd)......     4.450    12/01/35        1,968,040
    1,340    Gulf Breeze, FL Rev Loc Govt (FGIC Insd)
             (c)...........................................     5.150    12/01/20        1,409,961
      500    Gulf Breeze, FL Rev Loc Govt (FGIC Insd)......     5.650    12/01/20          529,465
    1,000    Indian River Cnty, FL Hosp Rev Rfdg (FSA
             Insd).........................................     6.100    10/01/18        1,021,790
    1,750    Jea, FL Wtr & Swr Sys Rev Ser A (MBIA Insd)...     5.375    10/01/30        1,750,088
    1,000    Key West, FL Util Brd Elec Rev Cap Apprec Ser
             D (AMBAC Insd) (e)............................     *        10/01/13          759,570
    1,000    Miami-Dade Cnty, FL Hlth Fac Miami Childrens
             Hosp Rfdg Ser A (AMBAC Insd) (Prerefunded @
             8/15/11)......................................     5.125    08/15/26        1,065,340
    5,000    Miami-Dade Cnty, FL Pub Fac Rev Jackson Hlth
             Sys Ser A (MBIA Insd).........................     5.000    06/01/31        5,243,950
    1,820    Florida Hsg Fin Corp Rev Ser G (AMT) (b)......     4.550    07/01/26        1,798,424
    3,500    Florida Hsg Fin Corp Rev Ser G (AMT) (b)......     4.625    07/01/31        3,458,507
    2,500    Florida Hsg Fin Corp Rev Ser G (AMT) (b)......     4.700    07/01/37        2,470,363
    1,000    Orange Cnty, FL Sch Brd Ctf Ser A
             (AMBAC Insd)..................................     5.250    08/01/14        1,076,710
    1,000    Orlando, FL Cmnty Redev Agy Tax Rep Drive Unvl
             Blvd Rfdg (AMBAC Insd)........................     5.125    04/01/20        1,059,620
      800    Palm Beach Cnty, FL Sch Brd Ctf Ser A (AMBAC
             Insd) (Prerefunded @ 8/01/11).................     5.125    08/01/26          851,904
    4,000    Palm Beach Cnty, FL Sch Brd Ctf Ser C (FSA
             Insd) (Prerefunded @ 8/01/12).................     5.000    08/01/21        4,246,520
    4,000    Palm Beach Cnty, FL Sch Brd Ctf Ser C (FSA
             Insd) (Prerefunded @ 8/01/12).................     5.000    08/01/22        4,246,520

See Notes to Financial Statements                                             15

VAN KAMPEN INSURED TAX FREE INCOME FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)        DESCRIPTION                                      COUPON     MATURITY       VALUE
--------------------------------------------------------------------------------------------------
             FLORIDA (CONTINUED)
$     750    Polk Cnty, FL Sch Brd Ctf Partn Master Lease
             Ser A (FSA Insd)..............................     5.500%   01/01/16   $      803,663
    1,000    Port Saint Lucie, FL Spl Assmt Rev Util Svc
             Area No 3 & 4A (MBIA Insd)....................     5.000    10/01/18        1,028,520
      535    Saint Johns Cnty, FL Indl Dev Auth
             Professional Golf Proj Rfdg (MBIA Insd).......     5.250    09/01/12          573,509
    1,000    Saint Lucie Cnty, FL Sch Brd Ctf Ser A
             (FSA Insd)....................................     5.000    07/01/21        1,047,860
    3,245    Santa Rosa Bay Brdg Auth FL Rev Cap Apprec
             (MBIA Insd)...................................     *        07/01/18        1,978,639
    4,000    Sunrise, FL Util Sys Rev Rfdg (AMBAC Insd)....     5.200    10/01/22        4,441,840
   10,000    Tallahassee, FL Hlth Fac Rev Tallahassee Mem
             Regl Med Rfdg Ser A (MBIA Insd) (f)...........     6.625    12/01/13       10,021,700
    2,500    Tampa Bay Wtr FL Regl Wtr Supply Auth Util Sys
             Rev Impt & Rfdg Ser A (FGIC Insd).............     4.500    10/01/36        2,473,800
    2,740    University Cent FL Ctf Partn UCF Convocation
             Corp Ser A (FGIC Insd) (a)....................     5.000    10/01/27        2,886,371
    1,000    Village Ctr Cmnty Dev Dist FL Ser A (MBIA
             Insd).........................................     5.200    11/01/25        1,061,460
    3,735    Volusia Cnty, FL Ed Fac Auth Rev Ed Fac Embry
             Riddle Rfdg Ser B (AMBAC Insd)................     5.250    10/15/19        3,906,773
    1,000    Volusia Cnty, FL Ed Fac Auth Rev Ed Fac Embry
             Riddle Rfdg Ser B (AMBAC Insd)................     5.250    10/15/22        1,043,390
                                                                                    --------------
                                                                                        96,930,625
                                                                                    --------------
             GEORGIA  4.1%
    4,590    Bleckley-Cochran, GA Dev Auth Student Hsg Fac
             Rev MGC Real Estate Fndtn Ser A (CIFG Insd)
             (a)...........................................     5.000    07/01/25        4,838,686
   11,355    Bleckley-Cochran, GA Dev Auth Student Hsg Fac
             Rev MGC Real Estate Fndtn Ser A (CIFG Insd)
             (a)...........................................     5.000    07/01/36       11,873,469
   14,530    Georgia Muni Elec Auth Pwr Rev 2005 Ser Y
             (AMBAC Insd)..................................     6.400    01/01/13       16,036,616
      160    Georgia Muni Elec Auth Pwr Rev 2005 Ser Y
             (AMBAC Insd) (Prerefunded @ 1/01/11)..........     6.400    01/01/13          175,318
    9,445    Georgia Muni Elec Auth Pwr Rev 2005 Ser Y
             (MBIA Insd)...................................     6.500    01/01/17       11,005,031
      145    Georgia Muni Elec Auth Pwr Rev 2005 Ser Y
             (MBIA Insd) (Prerefunded @ 1/01/14)...........     6.500    01/01/17          168,724
      860    Georgia Muni Elec Auth Pwr Rev Ser Y (AMBAC
             Insd) (e).....................................     6.400    01/01/13          955,408
      410    Georgia Muni Elec Auth Pwr Rev Ser Y (MBIA
             Insd) (e).....................................     6.500    01/01/17          490,897
                                                                                    --------------
                                                                                        45,544,149
                                                                                    --------------
             ILLINOIS  17.3%
    1,500    Chicago, IL Brd Ed Cap Apprec Sch Reform Ser A
             (FGIC Insd)...................................     *        12/01/19          883,710
    1,020    Chicago, IL Brd Ed Cap Apprec Sch Reform Ser A
             (FGIC Insd)...................................     *        12/01/25          455,920

 16                                            See Notes to Financial Statements

VAN KAMPEN INSURED TAX FREE INCOME FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)        DESCRIPTION                                      COUPON     MATURITY       VALUE
--------------------------------------------------------------------------------------------------
             ILLINOIS (CONTINUED)
$   2,845    Chicago, IL Brd Ed Cap Apprec Sch Reform Ser
             B-1 (FGIC Insd)...............................     *        12/01/19   $    1,676,103
    2,000    Chicago, IL Lakefront Millenium Pkg Fac (MBIA
             Insd).........................................     5.700%   01/01/25        2,208,660
    2,000    Chicago, IL Lakefront Millenium Pkg Fac (MBIA
             Insd).........................................     5.750    01/01/29        2,212,980
    5,925    Chicago, IL Midway Arpt Rev Second Lien Rfdg
             Ser B (AMBAC Insd) (a)........................     5.000    01/01/21        6,265,628
    6,220    Chicago, IL Midway Arpt Rev Second Lien Rfdg
             Ser B (AMBAC Insd) (a)........................     5.000    01/01/22        6,564,961
    1,000    Chicago, IL O'Hare Intl Arpt Rev Gen Arpt
             Third Lien Rfdg Ser A (MBIA Insd).............     5.000    01/01/29        1,047,350
    5,000    Chicago, IL O'Hare Intl Arpt Rev Gen Arpt
             Third Lien Rfdg Ser E (CIFG Insd).............     5.000    01/01/34        5,195,500
    2,840    Chicago, IL O'Hare Intl Arpt Rev Gen Arpt
             Third Lien Rfdg Ser E (CIFG Insd) (a).........     5.250    01/01/21        3,036,812
    2,975    Chicago, IL O'Hare Intl Arpt Rev Gen Arpt
             Third Lien Rfdg Ser E (CIFG Insd) (a).........     5.250    01/01/22        3,177,538
    3,120    Chicago, IL O'Hare Intl Arpt Rev Gen Arpt
             Third Lien Rfdg Ser E (CIFG Insd).............     5.250    01/01/23        3,328,634
    1,430    Chicago, IL O'Hare Intl Arpt Rev Gen Arpt
             Third Lien Rfdg Ser E (CIFG Insd).............     5.250    01/01/24        1,522,149
   17,500    Chicago, IL O'Hare Intl Arpt Rev Gen Arpt
             Third Lien Ser A-2 Rfdg (FSA Insd) (AMT)
             (b)...........................................     5.750    01/01/20       19,176,238
   20,000    Chicago, IL O'Hare Intl Arpt Rev Gen Arpt
             Third Lien Ser A-2 Rfdg (FSA Insd) (AMT)
             (b)...........................................     5.750    01/01/21       21,940,300
    6,000    Chicago, IL O'Hare Intl Arpt Rev Gen Arpt
             Third Lien Ser A (MBIA Insd) (b)..............     5.250    01/01/24        6,482,160
    6,000    Chicago, IL O'Hare Intl Arpt Rev Gen Arpt
             Third Lien Ser A (MBIA Insd) (b)..............     5.250    01/01/26        6,482,160
    5,000    Chicago, IL Pk Dist Ser A (FGIC Insd).........     5.000    01/01/31        5,277,000
      615    Chicago, IL Pk Dist Ser C (FGIC Insd).........     5.500    01/01/19          655,787
    3,230    Chicago, IL Proj Rfdg Ser A (FGIC Insd).......     5.375    01/01/34        3,338,819
    1,305    Chicago, IL Proj Rfdg Ser A (MBIA Insd).......     5.500    01/01/38        1,386,563
       50    Chicago, IL Proj Rfdg Ser A (MBIA Insd)
             (Prerefunded @ 1/01/11).......................     5.500    01/01/38           53,623
      145    Chicago, IL Proj Rfdg Ser A (AMBAC Insd)......     5.625    01/01/39          156,552
    5,000    Chicago, IL Single Family Mtg Rev Coll Ser I
             (GNMA Collateralized) (AMT)...................     5.300    06/01/43        5,294,900
      345    Cook Cnty, IL Sch Dist No 100 Berwyn South Cap
             Apprec (FSA Insd) (a).........................     8.100    12/01/16          459,347
      290    Cook Cnty, IL Sch Dist No 100 Berwyn South Cap
             Apprec (FSA Insd) (a).........................     8.200    12/01/14          372,328
    2,605    Cook Cnty, IL Sch Dist No 122 Oak Lawn Cap
             Apprec (FGIC Insd) (a)........................     *        12/01/17        1,680,824

See Notes to Financial Statements                                             17

VAN KAMPEN INSURED TAX FREE INCOME FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)        DESCRIPTION                                      COUPON     MATURITY       VALUE
--------------------------------------------------------------------------------------------------
             ILLINOIS (CONTINUED)
$   2,995    Cook Cnty, IL Sch Dist No 122 Oak Lawn Cap
             Apprec (FGIC Insd) (a)........................     *        12/01/18   $    1,844,141
    4,210    Cook Cnty, IL Sch Dist No 122 Oak Lawn Cap
             Apprec (FGIC Insd) (a)........................     *        12/01/19        2,471,060
    4,050    Cook Cnty, IL Sch Dist No 122 Oak Lawn Cap
             Apprec (FGIC Insd)............................     *        12/01/20        2,267,109
    3,000    Du Page Cnty, IL Cmnty High Sch (FSA Insd)....     5.600%   01/01/22        3,258,750
      540    Grundy, Kendall & Will Cntys, IL (AMBAC
             Insd).........................................     5.500    05/01/20          573,269
      340    Grundy, Kendall & Will Cntys, IL (AMBAC
             Insd).........................................     5.500    05/01/21          359,564
    2,000    Illinois Dev Fin Auth Rev Sch Dist Pgm
             Rockford Sch 205 (FSA Insd)...................     6.650    02/01/11        2,208,460
    9,070    Illinois Fin Auth Rev Ill Finance Auth.
             Bradley Ser A (XLCA Insd) (a) (g).............     5.000    08/01/27        9,559,961
    4,800    Illinois Fin Auth Rev Swedish American Hosp
             (AMBAC Insd)..................................     5.000    11/15/31        4,992,480
    2,500    Illinois Hsg Dev Auth Multi Fam Rev Ser G.....     4.800    07/01/32        2,515,600
    1,965    Illinois Hsg Dev Auth Multi Fam Rev Ser K.....     4.600    07/01/23        1,984,807
    2,000    Illinois Med Dist (MBIA Insd).................     5.250    06/01/32        2,115,600
    3,500    Illinois Muni Elec Agy Pwr Supply Sys Rev Rfdg
             (FSA Insd)....................................     5.000    02/01/21        3,570,175
   10,000    Illinois St Toll Hwy Auth Toll Highway Rev Sr
             Priority Ser A-1 (FSA Insd)...................     5.000    01/01/26       10,627,200
   10,000    Kendall, Kane & Will Cntys IL (MBIA Insd).....     4.500    02/01/25       10,058,700
    1,200    Lake Cnty, IL Cmnty Cons Sch Dist No 50
             Woodland Cap Apprec Ser B (FGIC Insd).........     *        12/01/14          885,660
    6,790    Lake Cnty, IL Cmnty Unit Sch Dist No 60
             Waukegan Cap Apprec Ser A (FSA Insd)..........     *        12/01/17        4,381,112
    1,330    McHenry Cnty, IL Cmnty High Sch Dist No 154
             Cap Apprec (FGIC Insd)........................     *        01/01/16          931,545
    3,000    McHenry & Kane Cnty, IL Cmnty Cons Sch Dist No
             158 Cap Apprec (FGIC Insd)....................     *        01/01/17        2,011,680
    4,000    McHenry & Kane Cnty, IL Cmnty Cons Sch Dist No
             158 Cap Apprec (FGIC Insd)....................     *        01/01/18        2,561,040
    6,000    Metropolitan Pier & Expo Auth IL Dedicated St
             Tax Rev McCormick Pl Expn Ser A (MBIA Insd)...     5.250    06/15/42        6,409,620
    5,245    University IL Univ Rev Aux Fac Sys (MBIA
             Insd).........................................     4.500    04/01/36        5,190,505
                                                                                    --------------
                                                                                       191,110,584
                                                                                    --------------
             INDIANA  1.7%
    5,810    Indiana Bd Bk Rev Spl Pgm Ser B1
             (FSA Insd) (a)................................     5.000    03/01/27        6,141,519
      745    Indiana Bd Bk Spl Pgm Ser A (AMBAC Insd)
             (e)...........................................     9.750    08/01/09          800,748
    6,745    Indiana Hlth Fac Fin Auth Hosp Rev Cmnty Proj
             Ser A (AMBAC Insd)............................     5.000    05/01/35        7,043,264
    2,335    Lake Cnty, IN Bldg Corp First Mtg
             (MBIA Insd) (a)...............................     5.750    08/01/11        2,483,809

 18                                            See Notes to Financial Statements

VAN KAMPEN INSURED TAX FREE INCOME FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)        DESCRIPTION                                      COUPON     MATURITY       VALUE
--------------------------------------------------------------------------------------------------
             INDIANA (CONTINUED)
$     800    Plainfield, IN Cmnty High Sch Bldg Corp First
             Mtg (FGIC Insd)...............................     5.000%   01/15/30   $      843,888
    1,900    South Harrison, IN 2000 Sch Bldg Corp Ser A
             (FSA Insd)....................................     5.250    01/15/25        2,039,764
                                                                                    --------------
                                                                                        19,352,992
                                                                                    --------------
             IOWA  0.2%
    2,375    Iowa Fin Auth Hosp Fac Rev Trinity Regl Hosp
             Proj (FSA Insd)...............................     5.750    07/01/17        2,434,066
                                                                                    --------------

             LOUISIANA  3.0%
    3,585    Calcasieu Parish, LA Mem Hosp Svc Dist Hosp
             Rev Lake Charles Mem Hosp Proj Ser A (Connie
             Lee Insd).....................................     6.375    12/01/12        3,836,380
    5,530    Calcasieu Parish, LA Mem Hosp Svc Dist Hosp
             Rev Lake Charles Mem Hosp Proj Ser A (Connie
             Lee Insd).....................................     6.500    12/01/18        6,662,212
    7,500    Lafayette, LA Util Rev (MBIA Insd)............     5.250    11/01/24        8,118,150
    2,035    Louisiana Loc Govt Environment BRCC Fac Corp
             Proj (MBIA Insd) (a)..........................     5.375    12/01/17        2,181,968
    2,150    Louisiana Loc Govt Environment BRCC Fac Corp
             Proj (MBIA Insd) (a)..........................     5.375    12/01/18        2,309,229
    7,000    Louisiana St Gas & Fuels Tax Rev Ser A (XLCA
             Insd) (b).....................................     5.000    05/01/27        7,405,580
    2,500    Louisiana St Gas & Fuels Tax Rev Ser A (XLCA
             Insd) (b).....................................     5.000    05/01/28        2,644,850
      265    New Orleans, LA Home Mtg Auth Single Family
             Mtg Rev Ser 1985 (MBIA Insd)..................     *        09/15/16           99,078
                                                                                    --------------
                                                                                        33,257,447
                                                                                    --------------
             MARYLAND  0.4%
    1,255    Maryland St Cmnty Dev Admin Dept Hsg & Cmnty
             Dev Ser P (AMT) (b)...........................     4.450    09/01/21        1,244,107
    1,000    Maryland St Cmnty Dev Admin Dept Hsg & Cmnty
             Dev Ser P (AMT) (b)...........................     4.550    09/01/26          991,320
    1,350    Maryland St Cmnty Dev Admin Dept Hsg & Cmnty
             Dev Ser P (AMT) (b)...........................     4.625    09/01/31        1,338,282
      675    Maryland St Cmnty Dev Admin Dept Hsg & Cmnty
             Dev Ser P (AMT) (b)...........................     4.700    03/01/37          669,141
                                                                                    --------------
                                                                                         4,242,850
                                                                                    --------------
             MASSACHUSETTS  0.9%
    2,600    Massachusetts Muni Whsl Elec Co Nuclear Mix
             1-A (MBIA Insd)...............................     5.250    07/01/13        2,792,322
      175    Massachusetts Muni Whsl Elec Co Proj No. 6-A
             Ser A (MBIA Insd).............................     5.250    07/01/16          187,945

See Notes to Financial Statements                                             19

VAN KAMPEN INSURED TAX FREE INCOME FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)        DESCRIPTION                                      COUPON     MATURITY       VALUE
--------------------------------------------------------------------------------------------------
             MASSACHUSETTS (CONTINUED)
$   2,060    Massachusetts St Hsg Fin Agy Hsg Rev Single
             Family Hsg Ser 126 (AMT) (b)..................     4.625%   06/01/32   $    2,041,738
    5,000    Massachusetts St Wtr Pollutn Abatement Tr Pool
             Pgm Ser 12 (b)................................     4.375    08/01/31        4,933,375
                                                                                    --------------
                                                                                         9,955,380
                                                                                    --------------
             MICHIGAN  0.7%
       75    Chippewa Valley, MI Sch Bldg & Site (FSA
             Insd).........................................     5.000    05/01/20           80,082
    1,400    Huron, MI Sch Dist (FSA Insd) (Prerefunded @
             5/01/11)......................................     5.250    05/01/21        1,485,638
    2,575    Wayne Charter Cnty, MI Arpt Rev Rfdg Ser C
             (FGIC Insd)...................................     5.375    12/01/17        2,767,739
    2,840    Wayne Charter Cnty, MI Arpt Rev Rfdg Ser C
             (FGIC Insd)...................................     5.375    12/01/20        3,054,817
                                                                                    --------------
                                                                                         7,388,276
                                                                                    --------------
             MISSISSIPPI  0.6%
    1,000    Harrison Cnty, MS Wastewtr Mgmt & Solid
             Wastewtr Treatment Fac Rfdg Ser A (FGIC Insd)
             (e)...........................................     8.500    02/01/13        1,244,450
    5,000    Mississippi Dev Bank Spl Oblg Muni Energy Agy
             Pwr Supply Proj Ser A (XLCA Insd).............     5.000    03/01/41        5,213,550
                                                                                    --------------
                                                                                         6,458,000
                                                                                    --------------
             MISSOURI  1.7%
    1,170    Mehlville, MO Sch Dist No R-9 Ctf Partn Ser A
             (FSA Insd)....................................     5.500    03/01/16        1,246,588
    1,225    Mehlville, MO Sch Dist No R-9 Ctf Partn Ser A
             (FSA Insd)....................................     5.500    03/01/17        1,299,676
      840    Saint Louis, MO Arpt Rev Cap Impt Pgm Ser A
             (MBIA Insd) (Prerefunded @ 07/01/12)..........     5.375    07/01/17          907,603
    2,750    Springfield, MO Pub Bldg Corp Leasehold Rev
             Springfield Branson Arpt Ser B (AMBAC Insd)
             (AMT) (b).....................................     4.550    07/01/29        2,685,561
    3,350    Springfield, MO Pub Bldg Corp Leasehold Rev
             Springfield Branson Arpt Ser B (AMBAC Insd)
             (AMT) (b).....................................     4.600    07/01/36        3,271,501
   10,000    Springfield, MO Pub Util Rev (FGIC Insd)......     4.500    08/01/36        9,910,900
                                                                                    --------------
                                                                                        19,321,829
                                                                                    --------------
             MONTANA  0.7%
    2,900    Forsyth, MT Pollutn Ctl Rev Northwestn Corp
             Colstrip Rfdg (AMBAC Insd)....................     4.650    08/01/23        2,997,730
    5,000    Montana St Brd Hsg Single Family Mtg Ser A-2
             (AMT).........................................     4.800    12/01/37        5,006,650
                                                                                    --------------
                                                                                         8,004,380
                                                                                    --------------
             NEBRASKA  0.3%
    3,620    Saunders Cnty, NE (FSA Insd) (a)..............     5.500    07/01/22        3,719,333
                                                                                    --------------

 20                                            See Notes to Financial Statements

VAN KAMPEN INSURED TAX FREE INCOME FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)        DESCRIPTION                                      COUPON     MATURITY       VALUE
--------------------------------------------------------------------------------------------------
             NEVADA  2.0%
$  10,040    Clark Cnty, NV Arpt Rev Sub Lien Ser A-1 (AMT)
             (FGIC Insd) (b)...............................     5.500%   07/01/22   $   10,815,540
   10,000    Director St, NV Dept Business & Ind Las Vegas
             Monorail Proj First Tier (AMBAC Insd).........     5.625    01/01/32       10,619,900
      935    Reno, NV Cap Impt Rev (FGIC Insd).............     5.125    06/01/26          985,415
                                                                                    --------------
                                                                                        22,420,855
                                                                                    --------------
             NEW JERSEY  5.5%
    5,000    Tobacco Settlement Fin Corp NJ Ser A-1........     4.750    06/01/34        4,719,350
   55,000    Tobacco Settlement Fin Corp NJ Ser A-1 (b)....     5.000    06/01/41       53,702,275
    2,760    Newark, NJ Hsg Auth Port Auth Newark Marine
             Term (MBIA Insd) (Prerefunded @ 1/01/14)......     5.500    01/01/28        3,044,749
                                                                                    --------------
                                                                                        61,466,374
                                                                                    --------------
             NEW YORK  0.8%
    5,470    New York City Hlth & Hosp Hlth Sys Ser A (FSA
             Insd).........................................     5.000    02/15/21        5,724,629
    3,105    New York St Dorm Auth Rev Insd Brooklyn Law
             Sch Ser B (XLCA Insd) (a).....................     5.375    07/01/21        3,381,003
                                                                                    --------------
                                                                                         9,105,632
                                                                                    --------------
             NORTH CAROLINA  1.2%
   10,000    North Carolina Muni Pwr Agy Ser A (MBIA
             Insd).........................................     5.250    01/01/18       10,723,700
    2,735    North Carolina Muni Pwr Agy Ser A (MBIA
             Insd).........................................     5.250    01/01/19        2,932,932
                                                                                    --------------
                                                                                        13,656,632
                                                                                    --------------
             NORTH DAKOTA  1.1%
    5,000    Mercer Cnty, ND Pollutn Ctl Rev Antelope Vly
             Station Rfdg (AMBAC Insd).....................     7.200    06/30/13        5,656,100
    5,000    Oliver Cnty, ND Pollutn Ctl Rev Square Butte
             Elec Coop Rfdg Ser A (AMBAC Insd).............     5.300    01/01/27        5,206,450
    1,125    Ward Cnty, ND Hlthcare Fac Rev Trinity
             Obligated Group...............................     5.125    07/01/25        1,171,170
                                                                                    --------------
                                                                                        12,033,720
                                                                                    --------------
             OHIO  0.6%
    1,000    Chillicothe, OH City Sch Dist Sch Impt (FGIC
             Insd) (Prerefunded @ 12/01/14)................     5.250    12/01/26        1,099,610
    5,000    Columbus, OH City Sch Dist Sch Fac Constr &
             Impt (FSA Insd) (Prerefunded @ 12/01/14)......     5.250    12/01/27        5,498,050
                                                                                    --------------
                                                                                         6,597,660
                                                                                    --------------
             OKLAHOMA  1.9%
    1,480    Jenks, OK Aquarium Auth Rev Rfdg (MBIA
             Insd).........................................     5.250    07/01/33        1,598,237
    4,320    McAlester, OK Pub Wks Auth Util Cap Apprec Ser
             A (FSA Insd)..................................     *        02/01/30        1,236,773
    2,020    Oklahoma City, OK Arpt Tr Jr Lien 27th Ser A
             (FSA Insd) (Prerefunded @ 7/01/10)............     5.000    07/01/17        2,099,043
    2,400    Oklahoma City, OK Pub Ppty Auth Hotel Tax Rev
             (FGIC Insd)...................................     5.250    10/01/29        2,621,664

See Notes to Financial Statements                                             21

VAN KAMPEN INSURED TAX FREE INCOME FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)        DESCRIPTION                                      COUPON     MATURITY       VALUE
--------------------------------------------------------------------------------------------------
             OKLAHOMA (CONTINUED)
$   2,000    Oklahoma Colleges Brd Regt Stad Univ Cent OK
             Ser B (AMBAC Insd)............................     5.500%   06/01/24   $    2,198,340
    2,000    Tulsa, OK Cmnty College Rev (AMBAC Insd)......     5.500    07/01/22        2,175,320
    8,260    Tulsa, OK Tulsa Indl Auth Rev Univ Tulsa Ser A
             (MBIA Insd) (Prerefunded @ 10/01/10)..........     5.375    10/01/31        8,714,795
                                                                                    --------------
                                                                                        20,644,172
                                                                                    --------------
             OREGON  0.3%
    2,835    Oregon St Dept Admin Rfdg Ser B (MBIA Insd)...     5.250    05/01/17        3,016,638
                                                                                    --------------

             PENNSYLVANIA  4.5%
    5,000    Allegheny Cnty, PA Hosp Dev Auth Rev Insd Hlth
             Sys Ser A (MBIA Insd).........................     6.500    11/15/30        5,523,050
    4,875    Allegheny Cnty, PA Hosp Dev Auth Rev
             Pittsburgh Mercy Hlth Sys Inc (AMBAC Insd)
             (e)...........................................     5.625    08/15/26        5,264,025
    2,600    Harrisburg, PA Auth Res Gtd Sub Ser D-2 (FSA
             Insd).........................................     5.000    12/01/33        2,770,326
    3,000    Lycoming Cnty, PA Auth College Rev PA College
             of Technology (AMBAC Insd)....................     5.350    07/01/26        3,150,750
    1,800    Pennsylvania Hsg Fin Agy Single Family Mtg Rev
             Ser 96-A (AMT) (b)............................     4.600    10/01/27        1,777,810
    2,500    Pennsylvania Hsg Fin Agy Single Family Mtg Rev
             Ser 96-A (AMT) (b)............................     4.650    10/01/31        2,469,181
    4,700    Pennsylvania Hsg Fin Agy Single Family Mtg Rev
             Ser 96-A (AMT) (b)............................     4.700    10/01/37        4,642,061
    1,375    Pennsylvania St Higher Ed Fac Auth Rev St Sys
             Higher Ed Ser P (AMBAC Insd)..................     5.000    12/15/16        1,396,189
    2,990    Philadelphia, PA Gas Wks Rev 1998 Gen
             Ordinance 4th Ser (FSA Insd)..................     5.250    08/01/18        3,190,121
    4,555    Philadelphia, PA Gas Wks Rev 1998 Gen
             Ordinance 4th Ser (FSA Insd)..................     5.250    08/01/21        4,848,342
    1,485    Philadelphia, PA Gas Wks Rev Eighteenth Ser
             AGC (AGL Insd)................................     5.250    08/01/20        1,591,682
    3,665    Philadelphia, PA Gas Wks Rev Fifth Ser A-1
             (AGL Insd) (a)................................     5.250    09/01/17        3,970,441
    4,400    State Pub Sch Bldg Auth PA Rev Lehigh Career &
             Tech Inst (XLCA Insd).........................     4.250    10/01/32        4,198,788
    5,000    State Pub Sch Bldg Auth PA Sch Lease
             Philadelphia Sch Dist Proj (FSA Insd)
             (Prerefunded @ 6/01/13).......................     5.250    06/01/26        5,422,300
                                                                                    --------------
                                                                                        50,215,066
                                                                                    --------------
             SOUTH CAROLINA  2.5%
    3,325    Columbia, SC Pkg Fac Rev Ser A (CIFG Insd)....     5.000    02/01/37        3,474,891
    5,170    Easley, SC Util Rev Impt & Rfdg (FSA Insd)....     5.000    12/01/34        5,438,840
    3,000    Kershaw Cnty, SC Pub Sch Fndtn Installment Pwr
             Rev Dist Proj (CIFG Insd).....................     5.000    12/01/30        3,156,030

 22                                            See Notes to Financial Statements

VAN KAMPEN INSURED TAX FREE INCOME FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)        DESCRIPTION                                      COUPON     MATURITY       VALUE
--------------------------------------------------------------------------------------------------
             SOUTH CAROLINA (CONTINUED)
$   3,800    Scago Ed & Fac Corp for Cherokee Cnty SC Proj
             Ser B (FSA Insd)..............................     5.000%   12/01/30   $    4,009,912
    6,500    South Carolina Jobs Econ Dev Auth Indl Rev
             Elec & Gas Co Proj Ser A (AMBAC Insd).........     5.200    11/01/27        6,912,230
    4,000    South Carolina Jobs Econ Tuomey (CIFG Insd)...     5.000    11/01/30        4,197,880
                                                                                    --------------
                                                                                        27,189,783
                                                                                    --------------
             SOUTH DAKOTA  1.1%
    1,455    Rapid City, SD Sales Tax Rev Rfdg (AMBAC
             Insd).........................................     5.500    06/01/12        1,556,413
    5,205    South Dakota St Lease Rev Tr Ctf Ser A........     6.625    09/01/12        5,748,298
    4,000    South Dakota St Lease Rev Tr Ctf Ser A........     6.700    09/01/17        4,908,520
                                                                                    --------------
                                                                                        12,213,231
                                                                                    --------------
             TEXAS  7.2%
    1,165    Alamo, TX Cmnty College Dist Combined Fee Rfdg
             (FSA Insd)....................................     5.000    11/01/22        1,217,308
    5,000    Brazos Riv Auth TX Rev Houston Ind Inc Proj
             Ser C (AMBAC Insd)............................     5.125    05/01/19        5,164,300
    1,900    Colorado Riv, TX Muni Wtr Dist Sys Rfdg (AMBAC
             Insd).........................................     5.375    01/01/19        2,046,604
    4,000    Dallas Fort Worth, TX Intl Arpt Rev Impt Set B
             (FSA Insd) (AMT) (b)..........................     5.375    11/01/21        4,285,840
    6,110    Dallas Fort Worth, TX Intl Arpt Rev Impt Ser B
             (FSA Insd) (AMT) (b)..........................     5.500    11/01/19        6,617,069
   22,500    Houston, TX Util Sys Rev First Lien Rfdg Ser A
             (FGIC Insd)...................................     5.250    05/15/23       24,329,025
      750    Laredo Tex Cmnty College Dist Unrefunded
             Balance Bldg & Ref (AMBAC Insd)...............     5.300    08/01/26          782,318
    3,000    Nueces Riv Auth TX Wtr Supply Rev Fac Corpus
             Christi Proj Rfdg (FSA Insd)..................     5.000    07/15/25        3,169,620
    2,000    Nueces Riv Auth TX Wtr Supply Rev Fac Corpus
             Christi Proj Rfdg (FSA Insd)..................     5.000    03/01/27        2,107,360
    2,220    Raven Hills, TX Higher Ed Corp Cardinal Vlg
             Llc Lamar Univ A (MBIA Insd) (Prerefunded @
             8/01/13)......................................     5.500    08/01/28        2,440,468
    2,000    San Antonio, TX Hotel Occupancy Rev Sub Lien
             Rfdg Ser A (AMBAC Insd).......................     5.000    08/15/29        2,092,820
    1,750    Tarrant Cnty, TX Hlth Fac Dev Corp Hlth Sys
             Rev Ser B (FGIC Insd) (e).....................     5.000    09/01/15        1,872,955
    1,060    Tarrant Regl Wtr Dist TX Impt Rfdg (FSA
             Insd).........................................     5.250    03/01/18        1,136,988
   10,000    Texas St Tpk Auth Cent TX Tpk First Tier Ser A
             (AMBAC Insd)..................................     5.500    08/15/39       10,768,600
    9,500    Texas St Trans Commn Mobility Fd Ser A (FGIC
             Insd).........................................     4.500    04/01/35        9,402,910
    1,800    Tyler, TX Indpt Sch Dist (FSA Insd) (a).......     5.000    02/15/27        1,892,538
                                                                                    --------------
                                                                                        79,326,723
                                                                                    --------------

See Notes to Financial Statements                                             23

VAN KAMPEN INSURED TAX FREE INCOME FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)        DESCRIPTION                                      COUPON     MATURITY       VALUE
--------------------------------------------------------------------------------------------------
             UTAH  0.3%
$   2,140    Murray City, UT Swr & Wtr Rev (AMBAC Insd)....     5.250%   10/01/23   $    2,305,807
      560    Provo, UT Elec Rev 1984 Rfdg Ser A (AMBAC
             Insd) (e).....................................    10.375    09/15/15          717,416
                                                                                    --------------
                                                                                         3,023,223
                                                                                    --------------
             VIRGINIA  1.1%
    3,160    Virginia St Hsg Auth Dev Auth Rental Hsg Ser D
             (AMT) (b).....................................     4.500    07/01/29        3,118,257
    3,660    Virginia St Hsg Auth Dev Auth Rental Hsg Ser D
             (AMT) (b).....................................     4.600    07/01/33        3,624,004
    5,840    Virginia St Hsg Auth Dev Auth Rental Hsg Ser D
             (AMT) (b).....................................     4.650    01/01/39        5,758,561
                                                                                    --------------
                                                                                        12,500,822
                                                                                    --------------
             WASHINGTON  9.1%
    4,115    Chelan Cnty, WA Sch Dist No 246 (FSA Insd)....     5.000    12/01/21        4,345,563
   11,340    Energy Northwest WA Elec Rev Columbia
             Generating Rfdg Ser A (FSA Insd)..............     5.500    07/01/17       12,204,902
    4,500    Energy Northwest WA Elec Rev Proj No 3 Rfdg
             Ser A (FSA Insd)..............................     5.500    07/01/17        4,843,215
   14,500    Energy Northwest WA Elec Rev Proj No 3 Rfdg
             Ser A (FSA Insd)..............................     5.500    07/01/18       15,608,815
    5,000    Energy Northwest WA Elec Rev Proj No 3 Rfdg
             Ser B (FSA Insd)..............................     6.000    07/01/16        5,541,600
    1,365    Energy Northwest WA Wind Proj (AMBAC Insd)....     5.000    07/01/23        1,420,801
    5,540    Everett, WA Wtr & Swr Rev (MBIA Insd).........     5.000    12/01/29        5,856,888
    1,215    Fife, WA Wtr & Swr Rev (MBIA Insd) (a)........     5.000    04/01/24        1,277,585
    1,160    Fife, WA Wtr & Swr Rev (MBIA Insd) (a)........     5.000    04/01/29        1,215,436
    1,895    Fife, WA Wtr & Swr Rev (MBIA Insd)............     5.125    04/01/24        1,906,730
    2,500    Goat Hill Ppty WA Lease Rev Govt Office Bldg
             Proj (MBIA Insd)..............................     5.000    12/01/33        2,609,000
    8,160    Klickitat Cnty, WA Pub Util Dist 001 Elec Rev
             Rfdg Ser B (FGIC Insd) (a)....................     5.000    12/01/26        8,690,645
    5,115    Lynnwood, WA Pub Fac Dist Rev Convention Ctr
             (AMBAC Insd)..................................     5.000    12/01/34        5,361,850
    4,185    Port Seattle, WA Rev Inter Lien Rfdg (XLCA
             Insd).........................................     5.000    02/01/27        4,415,552
    8,220    Port Seattle, WA Rev Inter Lien Rfdg (XLCA
             Insd).........................................     5.000    02/01/28        8,672,840
    2,000    Seattle, WA Muni Lt & Pwr Rev Impt & Rfdg (FSA
             Insd).........................................     5.500    03/01/18        2,121,540
      145    Snohomish Cnty, WA Pub Util 1 (FSA Insd)......     5.000    12/01/24          150,975
    2,565    Snohomish Cnty, WA Pub Util 1 (FSA Insd)......     5.500    12/01/23        2,774,509
    3,000    Spokane, WA Pub Fac Dist Hotel (MBIA Insd)....     5.250    09/01/33        3,193,050
    2,000    Spokane, WA Pub Fac Dist Hotel (MBIA Insd)....     5.750    12/01/25        2,209,160
    2,420    Spokane, WA Pub Fac Dist Hotel (MBIA Insd)....     5.750    12/01/26        2,671,583

 24                                            See Notes to Financial Statements

VAN KAMPEN INSURED TAX FREE INCOME FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)        DESCRIPTION                                      COUPON     MATURITY       VALUE
--------------------------------------------------------------------------------------------------
             WASHINGTON (CONTINUED)
$   1,465    Tacoma, WA Solid Waste Util Rev Rfdg (AMBAC
             Insd) (Prerefunded @ 12/01/11)................     5.375%   12/01/18   $    1,571,535
    1,600    Washington St Rfdg Ser R 99A (FGIC Insd)......     5.000    01/01/17        1,635,440
                                                                                    --------------
                                                                                       100,299,214
                                                                                    --------------
             WEST VIRGINIA  0.1%
    1,530    West Virginia Econ Dev Auth Lease Rev
             Correctional Juvenile & Pub-A (MBIA Insd).....     5.500    06/01/19        1,664,671
                                                                                    --------------
             WISCONSIN  0.8%
    1,350    Plover, WI Wtr Sys Rev (AMBAC Insd) (a).......     5.400    12/01/16        1,408,590
    1,500    Plover, WI Wtr Sys Rev (AMBAC Insd) (a).......     5.500    12/01/18        1,567,755
    1,405    Racine, WI Wtrwks Rev Sys Mtg (MBIA Insd) (a)
             (Prerefunded @ 09/01/11)......................     5.250    09/01/16        1,495,061
    4,000    Wisconsin Pub Pwr Inc Sys Pwr Supply Sys Rev
             Ser A (AMBAC Insd)............................     5.000    07/01/37        4,196,800
                                                                                    --------------
                                                                                         8,668,206
                                                                                    --------------
             PUERTO RICO  0.3%
    3,000    Puerto Rico Indl Tourist Ed Med &
             Environmental Ctl Fac Hosp Aux (MBIA Insd)....     6.250    07/01/16        3,006,300
                                                                                    --------------

TOTAL LONG-TERM INVESTMENTS  114.2%
  (Cost $1,214,333,656)..........................................................    1,263,129,795
TOTAL SHORT-TERM INVESTMENTS  4.6%
  (Cost $51,320,000).............................................................       51,320,000
                                                                                    --------------

TOTAL INVESTMENTS  118.8%
  (Cost $1,265,653,656)..........................................................    1,314,449,795
LIABILITY FOR FLOATING RATE NOTE OBLIGATIONS RELATED TO SECURITIES HELD  (16.8%)
  (Cost ($186,130,000))
 (186,130)   Notes with interest rates ranging from 3.650% to 3.750% at March 31,
             2007 and contractual maturities of collateral ranging from 2019 to
             2047 (see Note 1) (h)...............................................     (186,130,000)
                                                                                    --------------

DESCRIPTION                                                                             VALUE
--------------------------------------------------------------------------------------------------

TOTAL NET INVESTMENTS  102.0%
  (Cost $1,077,700,026)..........................................................    1,128,319,795
LIABILITIES IN EXCESS OF OTHER ASSETS  (2.0%)....................................      (21,754,509)
                                                                                    --------------

NET ASSETS  100.0%...............................................................   $1,106,565,286
                                                                                    ==============

See Notes to Financial Statements                                             25

VAN KAMPEN INSURED TAX FREE INCOME FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED) continued

Percentages are calculated as a percentage of net assets.

*   Zero coupon bond

(a) The Fund owns 100% of the outstanding bond issuance.

(b) Underlying security related to Inverse Floaters entered into by the Fund. See Notes 1.H. and 6.B.

(c) Security converts to a fixed coupon rate at a predetermined date.

(d) Variable Rate Coupon

(e) Escrowed to Maturity

(f) All or a portion of this security has been physically segregated in connection with open futures contracts.

(g) Security purchased on a when-issued or delayed delivery basis.

(h) Floating rate notes. The interest rates shown reflect the rates in effect at March 31, 2007.

AGL--Assured Guaranty Ltd.

AMBAC--AMBAC Indemnity Corp.

AMT--Alternative Minimum Tax

CIFG--CDC IXIS Financial Guaranty

Connie Lee--Connie Lee Insurance Co.

FGIC--Financial Guaranty Insurance Co.

FSA--Financial Security Assurance Inc.

GNMA--Government National Mortgage Association

MBIA--Municipal Bond Investors Assurance Corp.

Radian--Radian Asset Assurance

XLCA--XL Capital Assurance Inc.

 26                                            See Notes to Financial Statements

VAN KAMPEN INSURED TAX FREE INCOME FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED) continued

FUTURES CONTRACTS OUTSTANDING AS OF MARCH 31, 2007:

                                                                            UNREALIZED
                                                                           APPRECIATION/
                                                              CONTRACTS    DEPRECIATION
SHORT CONTRACTS:
U.S. Treasury Bonds Futures, June 2007 (Current Notional
  Value of $111,250 per contract)...........................    1,007       $1,140,891
U.S. Treasury Notes 10-Year Futures, June 2007 (Current
  Notional Value of $108,125 per contract)..................    1,581          637,697
                                                                -----       ----------
                                                                2,588       $1,778,588
                                                                =====       ==========

See Notes to Financial Statements                                             27

VAN KAMPEN INSURED TAX FREE INCOME FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
March 31, 2007 (Unaudited)

ASSETS:
Total Investments (Cost $1,265,653,656).....................  $1,314,449,795
Cash........................................................         190,839
Receivables:
  Interest..................................................      14,355,825
  Fund Shares Sold..........................................         602,708
  Variation Margin on Futures...............................         512,313
  Investments Sold..........................................          35,438
  Other.....................................................         291,743
                                                              --------------
    Total Assets............................................   1,330,438,661
                                                              --------------
LIABILITIES:
Payables:
  Floating Rate Note Obligations............................     186,130,000
  Investments Purchased.....................................      33,973,062
  Fund Shares Repurchased...................................       1,627,664
  Income Distributions......................................         681,399
  Investment Advisory Fee...................................         480,794
  Distributor and Affiliates................................         358,739
Trustees' Deferred Compensation and Retirement Plans........         391,780
Accrued Expenses............................................         229,937
                                                              --------------
    Total Liabilities.......................................     223,873,375
                                                              --------------
NET ASSETS..................................................  $1,106,565,286
                                                              ==============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $1,053,237,702
Net Unrealized Appreciation.................................      50,574,727
Accumulated Undistributed Net Investment Income.............       1,623,729
Accumulated Net Realized Gain...............................       1,129,128
                                                              --------------
NET ASSETS..................................................  $1,106,565,286
                                                              ==============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $1,047,266,882 and 56,763,074 shares of
    beneficial interest issued and outstanding).............  $        18.45
    Maximum sales charge (4.75%* of offering price).........             .92
                                                              --------------
    Maximum offering price to public........................  $        19.37
                                                              ==============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $37,681,910 and 2,044,922 shares of
    beneficial interest issued and outstanding).............  $        18.43
                                                              ==============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $19,342,628 and 1,050,676 shares of
    beneficial interest issued and outstanding).............  $        18.41
                                                              ==============
  Class I Shares:
    Net asset value and offering price per share (Based on
    net assets of $2,273,866 and 123,251 shares of
    beneficial interest issued and outstanding).............  $        18.45
                                                              ==============

*   On sales of $100,000 or more, the sales charge will be reduced.

 28                                            See Notes to Financial Statements

VAN KAMPEN INSURED TAX FREE INCOME FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended March 31, 2007 (Unaudited)

INVESTMENT INCOME:
Interest....................................................  $29,343,843
                                                              -----------
EXPENSES:
Investment Advisory Fee.....................................    2,852,487
Interest and Residual Trust Expenses........................    2,396,329
Distribution (12b-1) and Service Fees
  Class A...................................................    1,304,552
  Class B...................................................      202,334
  Class C...................................................       99,793
Transfer Agent Fees.........................................      346,242
Accounting and Administration Expenses......................      106,832
Professional Fees...........................................       76,896
Custody.....................................................       55,554
Reports to Shareholders.....................................       52,894
Trustees' Fees and Related Expenses.........................       33,247
Registration Fees...........................................       31,466
Other.......................................................       38,435
                                                              -----------
    Total Expenses..........................................    7,597,061
    Less Credits Earned on Cash Balances....................       47,543
                                                              -----------
    Net Expenses............................................    7,549,518
                                                              -----------
NET INVESTMENT INCOME.......................................  $21,794,325
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $ 4,270,266
  Futures...................................................   (1,936,401)
  Swaps.....................................................   (2,862,937)
                                                              -----------
Net Realized Loss...........................................     (529,072)
                                                              -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   55,739,241
                                                              -----------
  End of the Period:
    Investments.............................................   48,796,139
    Futures.................................................    1,778,588
                                                              -----------
                                                               50,574,727
                                                              -----------
Net Unrealized Depreciation During the Period...............   (5,164,514)
                                                              -----------
NET REALIZED AND UNREALIZED LOSS............................  $(5,693,586)
                                                              ===========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $16,100,739
                                                              ===========

See Notes to Financial Statements                                             29

VAN KAMPEN INSURED TAX FREE INCOME FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                           FOR THE              FOR THE
                                                       SIX MONTHS ENDED        YEAR ENDED
                                                        MARCH 31, 2007     SEPTEMBER 30, 2006
                                                       --------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income................................   $   21,794,325       $   44,231,145
Net Realized Gain/Loss...............................         (529,072)           9,909,928
Net Unrealized Depreciation During the Period........       (5,164,514)          (4,367,911)
                                                        --------------       --------------
Change in Net Assets from Operations.................       16,100,739           49,773,162
                                                        --------------       --------------

Distributions from Net Investment Income:
  Class A Shares.....................................      (20,255,638)         (41,491,407)
  Class B Shares.....................................         (621,065)          (1,533,329)
  Class C Shares.....................................         (306,913)            (670,641)
  Class I Shares.....................................          (47,828)             (78,466)
                                                        --------------       --------------
                                                           (21,231,444)         (43,773,843)
                                                        --------------       --------------

Distributions from Net Realized Gain:
  Class A Shares.....................................       (3,149,919)         (22,486,062)
  Class B Shares.....................................         (122,192)          (1,089,279)
  Class C Shares.....................................          (59,328)            (456,473)
  Class I Shares.....................................           (7,068)             (37,990)
                                                        --------------       --------------
                                                            (3,338,507)         (24,069,804)
                                                        --------------       --------------
Total Distributions..................................      (24,569,951)         (67,843,647)
                                                        --------------       --------------

NET CHANGE IN NET ASSETS FROM INVESTMENT
  ACTIVITIES.........................................       (8,469,212)         (18,070,485)
                                                        --------------       --------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold............................       27,856,271           74,704,286
Net Asset Value of Shares Issued Through Dividend
  Reinvestment.......................................       19,496,770           54,158,045
Cost of Shares Repurchased...........................      (74,922,505)        (162,232,377)
                                                        --------------       --------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS...      (27,569,464)         (33,370,046)
                                                        --------------       --------------
TOTAL DECREASE IN NET ASSETS.........................      (36,038,676)         (51,440,531)
NET ASSETS:
Beginning of the Period..............................    1,142,603,962        1,194,044,493
                                                        --------------       --------------
End of the Period (Including accumulated
  undistributed net investment income of $1,623,729
  and $1,060,848, respectively)......................   $1,106,565,286       $1,142,603,962
                                                        ==============       ==============

 30                                            See Notes to Financial Statements

VAN KAMPEN INSURED TAX FREE INCOME FUND

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                SIX MONTHS
                                  ENDED                    YEAR ENDED SEPTEMBER 30,
CLASS A SHARES                  MARCH 31,    ----------------------------------------------------
                                   2007        2006       2005       2004       2003       2002
                                -----------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  THE PERIOD...................  $  18.59    $  18.87   $  19.07   $  19.27   $  19.65   $  19.22
                                 --------    --------   --------   --------   --------   --------
  Net Investment Income........       .36(a)      .72(a)      .72       .76        .77        .81
  Net Realized and Unrealized
    Gain/Loss..................      (.09)        .09       (.01)       .02       (.23)       .87
                                 --------    --------   --------   --------   --------   --------
Total from Investment
  Operations...................       .27         .81        .71        .78        .54       1.68
                                 --------    --------   --------   --------   --------   --------
Less:
  Distributions from Net
    Investment Income..........       .35         .71        .74        .75        .74        .81
  Distributions from Net
    Realized Gain..............       .06         .38        .17        .23        .18        .44
                                 --------    --------   --------   --------   --------   --------
Total Distributions............       .41        1.09        .91        .98        .92       1.25
                                 --------    --------   --------   --------   --------   --------
NET ASSET VALUE, END OF THE
  PERIOD.......................  $  18.45    $  18.59   $  18.87   $  19.07   $  19.27   $  19.65
                                 ========    ========   ========   ========   ========   ========

Total Return (b)...............     1.46%*      4.49%      3.77%      4.22%      2.90%      9.28%
Net Assets at End of the Period
  (In millions)................  $1,047.3    $1,075.9   $1,114.2   $1,137.2   $1,209.9   $1,244.3
Ratio of Expenses to Average
  Net Assets...................     1.32%       1.00%      0.94%      0.89%      0.86%      0.87%
Ratio of Net Investment Income
  to Average Net Assets........     3.92%       3.87%      3.81%      3.99%      4.02%      4.30%
Portfolio Turnover.............       21%*        45%        65%        39%        58%        54%

SUPPLEMENTAL RATIO:
Ratio of Expenses to Average
  Net Assets (Excluding
  Interest and Residual Trust
  Expenses)....................     0.89%       0.88%      0.88%      0.87%      0.86%      0.87%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 4.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements                                             31

VAN KAMPEN INSURED TAX FREE INCOME FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                    SIX MONTHS
                                      ENDED                  YEAR ENDED SEPTEMBER 30,
CLASS B SHARES                      MARCH 31,     ----------------------------------------------
                                       2007        2006      2005      2004      2003      2002
                                    ------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD...........................   $18.57      $18.85    $19.05    $19.24    $19.63    $19.20
                                      ------      ------    ------    ------    ------    ------
  Net Investment Income............      .29(a)      .58(a)    .59       .62       .63       .66
  Net Realized and Unrealized
    Gain/Loss......................     (.09)        .09      (.02)      .02      (.24)      .88
                                      ------      ------    ------    ------    ------    ------
Total from Investment Operations...      .20         .67       .57       .64       .39      1.54
                                      ------      ------    ------    ------    ------    ------
Less:
  Distributions from Net Investment
    Income.........................      .28         .57       .60       .60       .60       .67
  Distributions from Net Realized
    Gain...........................      .06         .38       .17       .23       .18       .44
                                      ------      ------    ------    ------    ------    ------
Total Distributions................      .34         .95       .77       .83       .78      1.11
                                      ------      ------    ------    ------    ------    ------
NET ASSET VALUE, END OF THE
  PERIOD...........................   $18.43      $18.57    $18.85    $19.05    $19.24    $19.63
                                      ======      ======    ======    ======    ======    ======

Total Return (b)...................    1.08%*      3.71%     3.04%     3.43%     2.08%     8.47%
Net Assets at End of the Period (In
  millions)........................   $ 37.7      $ 43.0    $ 56.2    $ 66.4    $ 82.6    $ 87.2
Ratio of Expenses to Average Net
  Assets...........................    2.07%       1.75%     1.70%     1.65%     1.62%     1.63%
Ratio of Net Investment Income to
  Average Net Assets...............    3.17%       3.11%     3.05%     3.23%     3.26%     3.53%
Portfolio Turnover.................      21%*        45%       65%       39%       58%       54%

SUPPLEMENTAL RATIO:
Ratio of Expenses to Average Net
  Assets (Excluding Interest and
  Residual Trust Expenses).........    1.64%       1.63%     1.64%     1.63%     1.62%     1.63%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 4%, charged on certain redemptions made within one year of purchase and declining to 0% after the sixth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

 32                                            See Notes to Financial Statements

VAN KAMPEN INSURED TAX FREE INCOME FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                    SIX MONTHS
                                      ENDED                  YEAR ENDED SEPTEMBER 30,
CLASS C SHARES                      MARCH 31,     ----------------------------------------------
                                       2007        2006      2005      2004      2003      2002
                                    ------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD...........................   $18.55      $18.84    $19.04    $19.23    $19.62    $19.19
                                      ------      ------    ------    ------    ------    ------
Net Investment Income..............      .29(a)      .58(a)    .58       .62       .63       .67
Net Realized and Unrealized
  Gain/Loss........................     (.09)        .08      (.01)      .02      (.24)      .87
                                      ------      ------    ------    ------    ------    ------
Total from Investment Operations...      .20         .66       .57       .64       .39      1.54
                                      ------      ------    ------    ------    ------    ------
Less:
Distributions from Net Investment
  Income...........................      .28         .57       .60       .60       .60       .67
Distributions from Net Realized
  Gain.............................      .06         .38       .17       .23       .18       .44
                                      ------      ------    ------    ------    ------    ------
Total Distributions................      .34         .95       .77       .83       .78      1.11
                                      ------      ------    ------    ------    ------    ------
NET ASSET VALUE, END OF THE
  PERIOD...........................   $18.41      $18.55    $18.84    $19.04    $19.23    $19.62
                                      ======      ======    ======    ======    ======    ======

Total Return (b)...................    1.08%*      3.66%     3.04%     3.43%     2.08%     8.48%
Net Assets at End of the Period (In
  millions)........................   $ 19.3      $ 21.3    $ 21.7    $ 19.9    $ 24.1    $ 22.1
Ratio of Expenses to Average Net
  Assets...........................    2.07%       1.75%     1.70%     1.65%     1.62%     1.63%
Ratio of Net Investment Income to
  Average Net Assets...............    3.17%       3.11%     3.05%     3.23%     3.25%     3.53%
Portfolio Turnover.................      21%*        45%       65%       39%       58%       54%

SUPPLEMENTAL RATIO:
Ratio of Expenses to Average Net
  Assets (Excluding Interest and
  Residual Trust Expenses).........    1.64%       1.63%     1.64%     1.63%     1.62%     1.63%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements                                             33

VAN KAMPEN INSURED TAX FREE INCOME FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                              SIX MONTHS                      AUGUST 12, 2005
                                                ENDED        YEAR ENDED       (COMMENCEMENT OF
CLASS I SHARES                                MARCH 31,     SEPTEMBER 30,      OPERATIONS) TO
                                                 2007           2006         SEPTEMBER 30, 2005
                                              -------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD.....   $18.59         $18.87              $18.93
                                                ------         ------              ------
  Net Investment Income......................      .39(a)          75(a)              .10
  Net Realized and Unrealized Gain/Loss......     (.09)           .10                (.06)
                                                ------         ------              ------
Total from Investment Operations.............      .30            .85                 .04
                                                ------         ------              ------
Less:
  Distributions from Net Investment Income...      .38            .75                 .10
  Distributions from Net Realized Gain.......      .06            .38                 -0-
                                                ------         ------              ------
Total Distributions..........................      .44           1.13                 .10
                                                ------         ------              ------
NET ASSET VALUE, END OF THE PERIOD...........   $18.45         $18.59              $18.87
                                                ======         ======              ======

Total Return (b).............................    1.58%*         4.75%               0.20%*
Net Assets at End of the Period (In
  millions)..................................   $  2.3         $  2.4              $  1.9
Ratio of Expenses to Average Net Assets......    1.07%          0.75%               0.70%
Ratio of Net Investment Income to Average Net
  Assets.....................................    4.17%          4.11%               4.06%
Portfolio Turnover...........................      21%*           45%                 65%

SUPPLEMENTAL RATIO:
Ratio of Expenses to Average Net Assets
  (Excluding Interest and Residual Trust
  Expenses)..................................    0.64%          0.63%               0.64%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

 34                                            See Notes to Financial Statements

VAN KAMPEN INSURED TAX FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2007 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Insured Tax Free Income Fund (the "Fund") is organized as a series of the Van Kampen Tax Free Trust, a Delaware statutory trust, and is registered as a diversified open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to provide investors a high level of current income exempt from federal income taxes, with liquidity and safety of principal, primarily through investment in a diversified portfolio of insured municipal securities. The Fund commenced investment operations on December 14, 1984. The Fund offers Class A Shares, Class B Shares, Class C Shares and Class I Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class-specific expenses and voting rights on matters affecting a single class.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Municipal bonds are valued by independent pricing services or dealers using the mean of the bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Interest rate swaps are valued using market quotations from brokers. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Fund may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Fund will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At March 31, 2007, the Fund had $33,973,062 when-issued or delayed delivery purchase commitments.

C. INCOME AND EXPENSES Interest income is recorded on an accrual basis. Bond premium is amortized and discount is accreted over the expected life of each applicable security. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies

VAN KAMPEN INSURED TAX FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2007 (UNAUDITED) continued

and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. As of September 30, 2006, the Fund did not have any accumulated capital loss carryforward.

    At March 31, 2007, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes........................  $1,077,700,026
                                                              ==============
Gross tax unrealized appreciation...........................  $   52,623,662
Gross tax unrealized depreciation...........................      (2,003,893)
                                                              --------------
Net tax unrealized appreciation on investments..............  $   50,619,769
                                                              ==============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares daily and pays monthly dividends from net investment income. Net realized gains, if any, are distributed annually. Distributions from net realized gains for book purposes may include short-term capital gains and a portion of futures gains, which are included as ordinary income for tax purposes.

    The tax character of distributions paid during the year ended September 30, 2006 was as follows:


Distributions paid from:
Ordinary income.............................................  $ 5,594,196
Tax-exempt income...........................................   43,813,499
Long-term capital gain......................................   18,477,514
                                                              -----------
                                                              $67,885,209
                                                              ===========

    As of September 30, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................  $  362,927
Undistributed tax-exempt income.............................   1,719,881
Undistributed long-term capital gain........................   3,333,429

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of gains or losses recognized on securities for tax purposes but not for book.

F. INSURANCE EXPENSES The Fund typically invests in insured bonds. Any portfolio securities not specifically covered by a primary insurance policy are insured secondarily through the Fund's portfolio insurance policy. Insurance premiums are based on the daily balances of uninsured bonds in the portfolio of investments and are charged to expense on an accrual basis. The insurance policy guarantees the timely payment of principal and interest on the securities in the Fund's portfolio.

VAN KAMPEN INSURED TAX FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2007 (UNAUDITED) continued

G. EXPENSE REDUCTIONS During the six months ended March 31, 2007, the Fund's custody fee was reduced by $47,543 as a result of credits earned on cash balances.

H. FLOATING RATE NOTE OBLIGATIONS RELATED TO SECURITIES HELD The Fund enters into transactions in which it transfers to dealer trusts fixed rate bonds in exchange for cash and residual interest in the dealer trusts' assets and cash flows, which are in the form of inverse floating rate investments. The dealer trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The Fund enters into shortfall agreements with the dealer trusts, which commit the Fund to pay the dealer trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the dealer trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the dealer trusts to the Fund, thereby collapsing the dealer trusts. The Fund accounts for the transfer of bonds to the dealer trusts as secured borrowings, with the securities transferred remaining in the Fund's investment assets, and the related floating rate notes reflected as Fund liabilities under the caption "Floating Rate Note Obligations" on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption "Interest" and records the expenses related to floating rate note obligations and any administrative expenses of the dealer trusts under the caption "Interest and Residual Trust Expenses" on the Fund's Statement of Operations. The notes issued by the dealer trust have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the dealer trusts for redemption at par at each reset date. At March 31, 2007, Fund investments with a value of $263,022,484 are held by the dealer trusts and serve as collateral for the $186,130,000 in floating rate notes outstanding at that date. Contractual maturities of the floating rate notes and interest rates in effect at March 31, 2007 are presented on the Portfolio of Investments.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, Van Kampen Asset Management (the "Adviser") will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $500 million..........................................     .525%
Next $500 million...........................................     .500%
Next $500 million...........................................     .475%
Over $1.5 billion...........................................     .450%

    For the six months ended March 31, 2007, the Fund recognized expenses of approximately $14,000 representing legal expenses provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Legal Services, Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO

VAN KAMPEN INSURED TAX FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2007 (UNAUDITED) continued

provides compliance services to the Fund. The costs of these services are allocated to each fund. For the six months ended March 31, 2007, the Fund recognized expenses of approximately $63,900 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Fund, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of "Professional Fees" expenses on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended March 31, 2007, the Fund recognized expenses of approximately $261,700 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $263,631 are included in "Other" assets on the Statement of Assets and Liabilities at March 31, 2007. Appreciation/ depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligations and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the six months ended March 31, 2007, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund's Class A Shares of approximately $68,000 and contingent deferred sales charge (CDSC) on redeemed shares of approximately $36,500. Sales charges do not represent expenses of the Fund.

VAN KAMPEN INSURED TAX FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2007 (UNAUDITED) continued

3. CAPITAL TRANSACTIONS

For the six months ended March 31, 2007 and the year ended September 30, 2006, transactions were as follows:

                                              FOR THE                        FOR THE
                                          SIX MONTHS ENDED                 YEAR ENDED
                                           MARCH 31, 2007              SEPTEMBER 30, 2006
                                     --------------------------    ---------------------------
                                       SHARES         VALUE          SHARES          VALUE
Sales:
  Class A..........................   1,390,213    $ 25,806,739     3,647,193    $  67,459,015
  Class B..........................      59,142       1,097,833       145,733        2,695,598
  Class C..........................      46,717         865,514       193,827        3,592,442
  Class I..........................       4,644          86,185        52,223          957,231
                                     ----------    ------------    ----------    -------------
Total Sales........................   1,500,716    $ 27,856,271     4,038,976    $  74,704,286
                                     ==========    ============    ==========    =============
Dividend Reinvestment:
  Class A..........................   1,005,975    $ 18,673,960     2,782,083    $  51,372,658
  Class B..........................      27,052         501,531        99,188        1,829,554
  Class C..........................      14,381         266,382        45,556          839,386
  Class I..........................       2,957          54,897         6,305          116,447
                                     ----------    ------------    ----------    -------------
Total Dividend Reinvestment........   1,050,365    $ 19,496,770     2,933,132    $  54,158,045
                                     ==========    ============    ==========    =============
Repurchases:
  Class A..........................  (3,505,964)   $(65,110,344)   (7,591,729)   $(140,348,327)
  Class B..........................    (358,298)     (6,634,564)     (909,576)     (16,794,436)
  Class C..........................    (156,170)     (2,893,434)     (248,131)      (4,575,867)
  Class I..........................     (15,316)       (284,163)      (27,777)        (513,747)
                                     ----------    ------------    ----------    -------------
Total Repurchases..................  (4,035,748)   $(74,922,505)   (8,777,213)   $(162,232,377)
                                     ==========    ============    ==========    =============

4. REDEMPTION FEES

The Fund assesses a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sale or exchange) within seven days of purchase. The redemption fee is paid directly to the Fund. For the six months ended March 31, 2007, the Fund received redemption fees of approximately $23, which are reported as part of "Cost of Shares Repurchased" on the Statement of Changes in Net Assets. The per share impact from redemption fees paid to the Fund was less than $0.01.

5. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $352,486,688 and $259,893,314, respectively.

6. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    The Fund may use derivative instruments for a variety of reasons, such as to attempt to protect the Fund against possible changes in the market value of its portfolio and to manage the portfolio's effective yield, maturity and duration. All of the Fund's holdings, including

VAN KAMPEN INSURED TAX FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2007 (UNAUDITED) continued

derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when exercising an option contract or taking delivery of a security underlying a futures contract. In these instances, the recognition of gain or loss is postponed until the disposal of the security underlying the option or futures contract. Summarized below are the specific types of derivative financial instruments used by the Fund.

A. FUTURES CONTRACTS A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Fund generally invests in exchange traded futures contracts on U.S. Treasury Bonds or Notes for duration and risk management purposes and typically closes the contract prior to the delivery date. Upon entering into futures contracts, the Fund maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to rules and regulations promulgated under the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

    Transactions in futures contracts, for the six months ended March 31, 2007, were as follows:

                                                              CONTRACTS
Outstanding at September 30, 2006...........................      890
Futures Opened..............................................    6,328
Futures Closed..............................................   (4,630)
                                                               ------
Outstanding at March 31, 2007...............................    2,588
                                                               ======

B. INVERSE FLOATING RATE INVESTMENTS The Fund may invest a portion of its assets in inverse floating rate instruments, either through outright purchases of inverse floating rate securities or through the transfer of bonds to a dealer trust in exchange for cash and residual interests in the dealer trust. These investments are typically used by the Fund in seeking to enhance the yield of the portfolio. These instruments typically involve greater risks than a fixed rate municipal bond. In particular, these instruments are acquired through leverage or may have leverage embedded in them and therefore involve many of the risks associated with leverage. Leverage is a speculative technique that may expose the Fund to greater risk and increased costs. Leverage may cause the Fund's net asset value to be more volatile than if it had not been leveraged because leverage tends to magnify the effect of any increases or decreases in the value of the Fund's portfolio securities. The use of leverage may also cause the Fund to liquidate portfolio positions when it may not be advantageous to do so in order to satisfy its obligations with respect to inverse floating rate instruments.

C. INTEREST RATE SWAPS The Fund may enter into forward interest rate swap transactions intended to help the Fund manage its overall interest rate sensitivity, either shorter or longer, generally to more closely align the Fund's interest rate sensitivity with that of the broader municipal market. Forward interest rate swap transactions involve the Fund's agreement with a counterparty to pay, in the future, a fixed or variable rate payment in exchange for the

VAN KAMPEN INSURED TAX FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2007 (UNAUDITED) continued

counterparty paying the Fund a variable or fixed rate payment, the accruals for which would begin at a specified date in the future (the "effective date"). The amount of the payment obligation is based on the notional amount of the forward swap contract and the termination date of the swap (which is akin to a bond's maturity). The value of the Fund's swap commitment would increase or decrease based primarily on the extent to which long-term interest rates for bonds having a maturity of the swap's termination date increases or decreases. The Fund may terminate a swap contract prior to the effective date, at which point a realized gain or loss is recognized. When a forward swap is terminated, it ordinarily does not involve the delivery of securities or other underlying assets or principal, but rather is settled in cash on a net basis. The Fund intends, but is not obligated, to terminate its forward swaps before the effective date. Accordingly, the risk of loss with respect to the swap counterparty on such transactions is limited to the credit risk associated with a counterparty failing to honor its commitment to pay any realized gain to the Fund upon termination. To reduce such credit risk, all counterparties are required to pledge collateral daily (based on the daily valuation of each swap) on behalf of the Fund with a value approximately equal to the amount of any unrealized gain. Reciprocally, when the Fund has an unrealized loss on a swap contract, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. Restricted cash, if any, for segregating purposes is shown on the Statement of Assets and Liabilities.

7. DISTRIBUTION AND SERVICE PLANS

Shares of the Fund are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans") for Class A Shares, Class B Shares and Class C Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets. These fees are accrued daily and paid to the Distributor monthly.

    The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed receivable") was approximately $932,100 and $52,900 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

8. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes--an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial

VAN KAMPEN INSURED TAX FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2007 (UNAUDITED) continued

statements. FIN 48 is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in the fund NAV calculations as late as the fund's last NAV calculation in the first required financial statement period. As a result, the Fund will incorporate FIN 48 in its semi annual report on March 31, 2008. The impact to the Fund's financial statements, if any, is currently being assessed.

    In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

VAN KAMPEN INSURED TAX FREE INCOME FUND

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

DENNIS SHEA
Vice President

J. DAVID GERMANY
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

JAMES W. GARRETT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

  Van Kampen Insured Tax Free Income Fund

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen Insured Tax Free Income Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing

                                                           (continued on back)

  Van Kampen Insured Tax Free Income Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                         Van Kampen Funds Inc.
                                               1 Parkview Plaza, P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555
                                                             www.vankampen.com

                                       Copyright (C)2007 Van Kampen Funds Inc.
                                        All rights reserved. Member NASD/SIPC.

                                                             32, 332, 532, 632
                                                                  TFINSAR 5/07
    (VAN KAMPEN INVESTMENTS LOGO)                           IU07-00932P-Y03/07

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Strategic Municipal Income Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of March 31, 2007.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A CLASS A, B, AND C SHARE PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. TO OBTAIN AN ADDITIONAL PROSPECTUS, CONTACT YOUR FINANCIAL ADVISOR OR DOWNLOAD ONE AT VANKAMPEN.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF FUND SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

       INCOME MAY SUBJECT CERTAIN INDIVIDUALS TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT).

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 3/31/07

                               A SHARES                B SHARES                C SHARES
                               6/28/85                 4/30/93                 8/13/93
---------------------------------------------------------------------------------------------
                                       W/MAX                   W/MAX                   W/MAX
                                       4.75%                   4.00%                   1.00%
AVERAGE ANNUAL           W/O SALES     SALES     W/O SALES     SALES     W/O SALES     SALES
TOTAL RETURNS             CHARGES     CHARGES     CHARGES     CHARGES     CHARGES     CHARGES

Since Inception            6.66%       6.42%       5.10%       5.10%       4.79%       4.79%

10-year                    5.27        4.76        4.63        4.63        4.54        4.54

5-year                     6.86        5.83        6.06        5.82        6.20        6.20

1-year                     7.84        2.75        7.05        3.05        6.98        5.98

6-month                    2.85       -2.05        2.47       -1.53        2.45        1.45
---------------------------------------------------------------------------------------------

30 day SEC Yield                4.48%                   3.95%                   3.90%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

Average annual total return with sales charges includes payment of the maximum sales charge of 4.75 percent for Class A shares, a contingent deferred sales charge of 4.00 percent for Class B shares (in year one and declining to zero after year six), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. The since inception and 10-year returns for Class B shares reflect the conversion of Class B shares into Class A shares seven years after purchase. The since inception returns for Class C shares reflect the conversion of Class C shares into Class A shares ten years after purchase. Figures shown above assume reinvestment of all dividends and capital gains. SEC yield is a calculation for determining the amount of portfolio income, excluding non-income items as prescribed by the SEC. Yields are subject to change.

The Lehman Brothers Municipal Bond Index is generally representative of investment-grade, tax-exempt bonds. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

Fund Report

FOR THE SIX-MONTH PERIOD ENDED MARCH 31, 2007

MARKET CONDITIONS

The overall environment for municipal bonds was favorable during the reporting period, but mixed economic indicators and concerns about the residential housing sector led to increased market uncertainty and volatility. In the initial months of the period, the pace of economic growth appeared to be slowing but in December the outlook for the economy turned positive following a slate of stronger-than-expected economic releases. The improved economic picture pushed bond yields higher and effectively reversed the run-up in prices that had begun in July due to concern over the weak housing market's potential drag on the economy. Bonds continued to sell off until February when the sub-prime mortgage market showed signs of deterioration, causing a sell-off in equities and a "flight-to-quality" bond market rally. In March the rally ended as strong employment reports and upward movement in inflationary pressures sparked selling in an overbought Treasury market. At month end, however, the short end of the bond market rebounded strongly following news that the Federal Open Market Committee (the "Fed") had dropped its bias toward higher rates. This came as somewhat of a surprise, given the fact that core inflation readings still remained elevated.

Municipal bond yields followed the general movement of the Treasury market. However, the 30-year AAA municipal bond yield reached lows not seen in decades, declining to 4.00 percent in the first half of the reporting period before reversing course and ending the period at 4.15 percent. Yields on the short end of the curve generally rose throughout the course of the period. As a result, the short end of the municipal curve posted the lowest returns while the long end outperformed other portions of the curve by as much as 100 basis points. The slope of the municipal curve remained relatively flat and as such, the yield differential between long maturity and short maturity issues was quite small.

New issue supply rose dramatically during the period, increasing by 15 percent versus the prior six months and 35 percent versus the same six-month period a year ago, as relatively low interest rates spurred municipalities to refinance their debt. The majority of this supply was high-grade paper; high-yield municipal bond supply remained limited. At the same time, demand for municipal bonds was robust, particularly for high-yield securities as investors proved increasingly willing to take on more risk in return for potentially higher yields. The strong demand caused credit spreads, which were already near historically tight levels, to further narrow. As a result, the lower-quality, higher yielding segment of the market considerably outperformed, returning 185 basis points more than the investment-grade segment for the overall period.

PERFORMANCE ANALYSIS

The fund returned 2.85 percent for the six months ended March 31, 2007 (Class A shares, unadjusted for sales charges), outperforming the fund's benchmark, the Lehman Brothers Municipal Bond Index, which returned 1.93 percent for the period.

TOTAL RETURN FOR THE SIX-MONTH PERIOD ENDED MARCH 31, 2007

-------------------------------------------------------------------
                                    LEHMAN BROTHERS MUNICIPAL
      CLASS A   CLASS B   CLASS C          BOND INDEX

       2.85%     2.47%     2.45%              1.93%
-------------------------------------------------------------------

The performance for the three share classes varies because each has different expenses. The fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definition.

Various factors contributed to the fund's strong performance throughout the course of the period. The key performance driver, however, was the fund's allocation to lower- and non-rated securities. Ongoing investor appetite for risk, narrowing spreads, and a limited supply led to the outperformance of these high-yield securities. As such, the portfolio's approximate 50 percent stake in this segment of the market, most of which was comprised of non-rated issues, helped to boost the fund's returns.

Also additive to performance were select holdings within the health care, special tax district and master settlement tobacco bond sectors, all of which enjoyed price appreciation during the period. The fund continued to hold inverse floating-rate securities, which are variable rate instruments whose interest rates move in the opposite direction of a particular reference rate. These inverse floating-rate securities, which offered attractive yields, also typically add volatility to a portfolio. As such, we felt it prudent to reduce the fund's exposure to these securities somewhat during the period in order to help lower the portfolio's overall volatility and bring its duration (a measure of interest-rate sensitivity) more in line with internal targets. We reallocated the majority of these assets in AAA and AA rated bonds. Although the fund outperformed its benchmark, the Lehman Municipal Bond Index, a few isolated issues in the industrial revenue sector, as well as a charter school bond, experienced price erosion during the period, which detracted from returns.

The fund's investments remained well-diversified across a broad range of sectors. As of the end of the period, sector exposure relatively unchanged from six months earlier, with hospital, life care, and special tax district bonds representing the fund's largest sector weightings.

We closely manage the growth of the fund's asset base as an important part of our commitment to the fund's existing shareholders. Based on our analysis of the supply and demand trends in the market, we believed the prudent course was to keep the fund closed to new investors during the period.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the fund in the future.

RATINGS ALLOCATION AS OF 3/31/07
AAA/Aaa                                                          13.7%
AA/Aa                                                             3.6
A/A                                                               3.3
BBB/Baa                                                          12.5
BB/Ba                                                             2.6
B/B                                                               1.0
Non-Rated                                                        63.3

TOP FIVE SECTORS AS OF 3/31/07
Hospital                                                         22.0%
Life Care                                                        16.3
Special Tax Districts                                            13.1
Master Tobacco Settlement                                         4.3
Airports                                                          4.1

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 3/31/07
Florida                                                          16.1%
California                                                       12.7
Illinois                                                          8.8
New York                                                          6.7
Texas                                                             6.5
Minnesota                                                         5.7
Tennessee                                                         5.6
Ohio                                                              4.4
Pennsylvania                                                      4.4
Virginia                                                          4.2
Michigan                                                          3.8
District of Columbia                                              3.0
Missouri                                                          3.0
Arizona                                                           2.9
Colorado                                                          2.8
New Jersey                                                        2.7
Massachusetts                                                     1.9
Puerto Rico                                                       1.9
Maryland                                                          1.8
Oklahoma                                                          1.8
Alaska                                                            1.5
Georgia                                                           1.5
South Carolina                                                    1.5
Wisconsin                                                         1.1
Iowa                                                              1.0
Alabama                                                           0.9
Indiana                                                           0.9
Oregon                                                            0.9
Louisiana                                                         0.8
Nevada                                                            0.8
Washington                                                        0.8
Kansas                                                            0.6
New Mexico                                                        0.6
South Dakota                                                      0.5
Connecticut                                                       0.4

                                             (continued on next page)

SUMMARY OF INVESTMENTS BY STATE CLASSIFICATION AS OF 3/31/07
(continued from previous page)
Hawaii                                                            0.4
New Hampshire                                                     0.4
Wyoming                                                           0.4
Idaho                                                             0.3
North Carolina                                                    0.3
Rhode Island                                                      0.3
U.S. Virgin Islands                                               0.3
Arkansas                                                          0.2
Delaware                                                          0.2
Montana                                                           0.2
North Dakota                                                      0.2
Utah                                                              0.2
Vermont                                                           0.1
Mississippi                                                       0.0*
                                                                -----
Total Long-Term Investments                                     118.0
Short-Term Investments                                            0.1
Liability for Floating Rate Note Obligations Related to
  Securities Held                                               (18.4)
Other Assets in Excess of Liabilities                             0.3
                                                                -----
Net Assets                                                      100.0%

*   Amount is less than 0.1%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the sectors shown above. Ratings allocations and Sectors are as a percentage of total long-term investments. Summary of Investments by State Classification is as a percentage of total net assets. Securities are classified by sectors that represent broad groupings of related industries. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. Rating allocations based upon ratings as issued by Standard and Poor's and Moody's, respectively.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class B and Class C Shares; and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 10/1/06 - 3/31/07.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                 BEGINNING         ENDING         EXPENSES PAID
                                               ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                               -------------------------------------------------
                                                  10/1/06          3/31/07       10/1/06-3/31/07
Class A
  Actual.....................................    $1,000.00        $1,028.49          $ 9.20
  Hypothetical...............................     1,000.00         1,015.86            9.15
  (5% annual return before expenses)
Class B
  Actual.....................................     1,000.00         1,024.68           13.02
  Hypothetical...............................     1,000.00         1,012.07           12.94
  (5% annual return before expenses)
Class C
  Actual.....................................     1,000.00         1,024.45           13.02
  Hypothetical...............................     1,000.00         1,012.07           12.94
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 1.82%, 2.58%, and 2.58%, for Class A, B, and C Shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

The following table shows what expenses a shareholder would have paid, excluding interest and residual trust expenses.

                                                 BEGINNING         ENDING         EXPENSES PAID
                                               ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                               -------------------------------------------------
                                                  10/1/06          3/31/07       10/1/06-3/31/07
Class A
  Actual.....................................    $1,000.00        $1,028.49           $4.15
  Hypothetical...............................     1,000.00         1,020.84            4.13
  (5% annual return before expenses)
Class B
  Actual.....................................     1,000.00         1,024.68            7.93
  Hypothetical...............................     1,000.00         1,017.10            7.90
  (5% annual return before expenses)
Class C
  Actual.....................................     1,000.00         1,024.45            7.92
  Hypothetical...............................     1,000.00         1,017.10            7.90
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 0.82%, 1.57%, and 1.57%, for Class A, B, and C Shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)

PAR
AMOUNT
(000)        DESCRIPTION                                   COUPON      MATURITY       VALUE
------------------------------------------------------------------------------------------------
             MUNICIPAL BONDS  118.0%
             ALABAMA  0.9%
$   2,000    Alabama Drinking Wtr Fin Auth Revolving Fd
             Ln Ser C (AMBAC Insd).....................        5.375%  08/15/23   $    2,109,460
    1,000    Alabama Drinking Wtr Fin Auth Revolving Fd
             Ln Ser C (AMBAC Insd) (a).................        5.750   08/15/18        1,071,650
    2,000    Alabama Wtr Pollutn Ctl Auth (AMBAC
             Insd).....................................        5.750   08/15/18        2,143,300
    1,500    Alexander City, AL Spl Care Fac Fin Auth
             Med Fac Rev Russell Hosp Corp Ser A.......        5.750   12/01/36        1,576,500
    1,000    Butler, AL Indl Dev Brd Solid GA Pacific
             Corp Proj Rfdg (AMT)......................        5.750   09/01/28        1,033,270
    1,500    Colbert Cnty Northwest Auth Hlthcare
             Fac.......................................        5.750   06/01/27        1,573,875
    2,500    Huntsville/Carlton Cove, AL Carlton Cove
             Inc Proj Ser A............................        7.000   11/15/17        1,386,550
      250    Huntsville Redstone Vlg, AL Spl Care Fac
             Fin Auth Ser A............................        8.250   12/01/32          284,252
        3    Mobile, AL Indl Dev Brd Solid Waste Disp
             Rev Mobile Energy Svc Co Proj Rfdg........        6.950   01/01/20              293
    1,395    Valley, AL Spl Care Fac Fin Auth Rev
             Lanier Mem Hosp Ser A.....................        5.600   11/01/16        1,422,719
    1,750    Valley, AL Spl Care Fac Fin Auth Rev
             Lanier Mem Hosp Ser A.....................        5.650   11/01/22        1,783,862
                                                                                  --------------
                                                                                      14,385,731
                                                                                  --------------
             ALASKA  1.5%
    1,320    Alaska Indl Dev & Expt Auth Williams Lynxs
             AK Cargoport (AMT) (Acquired 05/17/01,
             Cost $1,320,000) (b)......................        7.800   05/01/14        1,407,899
    3,780    Juneau, AK City & Borough Rev Saint Ann's
             Care Ctr Proj.............................        6.875   12/01/25        3,893,967
   21,000    Northern Tob Securitization Corp Asst Bkd
             Ser A.....................................        5.000   06/01/46       20,470,380
                                                                                  --------------
                                                                                      25,772,246
                                                                                  --------------
             ARIZONA  2.9%
    1,750    Arizona Hlth Fac Auth Beatitudes Campus
             Proj......................................        5.200   10/01/37        1,769,092
    1,000    Arizona Hlth Fac Auth Rev Terraces Proj
             Ser A.....................................        7.500   11/15/23        1,116,330
    1,250    Arizona Hlth Fac Auth Rev Terraces Proj
             Ser A.....................................        7.750   11/15/33        1,399,425
    5,650    Cochise Cnty, AZ Indl Dev Sierra Vista
             Cmnty Hosp Rfdg Ser A.....................        6.750   12/01/26        5,768,481
      500    Flagstaff, AZ Indl Dev Auth Rev Sr Living
             Cmnty Northn AZ Proj......................        6.300   09/01/38          503,440
      980    Flagstaff, AZ Indl Dev Auth Rev Sr Living
             Cmnty Northn AZ Proj......................        7.500   03/01/35        1,067,357
    7,000    Glendale, AZ Indl Dev Auth Rfdg...........        5.000   12/01/35        7,147,700

See Notes to Financial Statements                                             11

VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)        DESCRIPTION                                   COUPON      MATURITY       VALUE
------------------------------------------------------------------------------------------------
             ARIZONA (CONTINUED)
$   4,000    Maricopa Cnty, AZ Hlth Fac Rev Catholic
             Hlthcare West Ser A.......................        5.500%  07/01/26   $    4,284,480
    2,105    Maricopa Cnty, AZ Indl Dev Christian Care
             Mesa Inc Proj Ser A (Prerefunded @
             04/01/07).................................        7.750   04/01/15        2,147,311
    2,000    Maricopa Cnty, AZ Indl Dev Christian Care
             Mesa Inc Proj Ser A (Prerefunded @
             04/01/07).................................        7.875   04/01/27        2,040,200
    1,500    Peoria, AZ Indl Dev Auth Rev Sierra Winds
             Life Rfdg Ser A...........................        6.375   08/15/29        1,553,700
    2,525    Pima Cnty, AZ Indl Dev Auth Ed Rev Fac
             Choice Ed & Dev Corp Proj.................        6.250   06/01/26        2,675,566
    1,590    Pima Cnty, AZ Indl Dev Auth Ed Rev Fac
             P.L.C Charter Schs Proj...................        6.500   04/01/26        1,693,000
    2,805    Pima Cnty, AZ Indl Dev Auth Ed Rev Fac
             P.L.C Charter Schs Proj...................        6.750   04/01/36        3,001,013
    4,225    Pima Cnty, AZ Indl Dev Auth Ed Rev Fac
             Premier & Air Co..........................        7.000   09/01/35        4,320,232
    1,865    Pima Cnty, AZ Indl Dev Auth Ed Rev Fac
             Milestones Charter Sch Proj...............        6.750   11/01/33        1,917,145
      800    Pima Cnty, AZ Indl Dev Auth Fac Skyline
             Tech High Sch Proj........................        7.500   02/01/34          818,784
    1,000    Pima Cnty, AZ Indl Dev Auth Rev La Posada
             at Park Ctr Ser A.........................        7.000   05/15/27        1,021,890
    2,000    Pima Cnty, AZ Indl Dev Auth Wtr & Waste
             Rev Global Wtr Res LLC Proj (AMT)
             (Acquired 12/15/06, Cost $2,000,000)
             (b).......................................        5.600   12/01/22        2,010,200
      790    Red Hawk Canyon Cmnty Fac Dist No 2 AZ
             Dist Assmt Rev Ser A......................        6.500   12/01/12          808,360
    2,025    Tucson, AZ Multi-Family Rev Hsg Catalina
             Asstd Living Ser A (AMT)..................        6.500   07/01/31        1,829,081
                                                                                  --------------
                                                                                      48,892,787
                                                                                  --------------
             ARKANSAS  0.2%
    1,720    Baxter Cnty Ark Hosp Rev Rfdg.............        5.000   09/01/22        1,778,033
    2,325    Baxter Cnty Ark Hosp Rev Rfdg.............        5.000   09/01/26        2,392,657
                                                                                  --------------
                                                                                       4,170,690
                                                                                  --------------
             CALIFORNIA  12.7%
    1,000    ABAG Fin Auth Nonprofit Corp CA Amern
             Bapitist Homes Rfdg Ser A.................        5.850   10/01/27        1,016,260
    1,000    Beaumont, CA Fin Auth Loc Agy Rev Ser D...        5.800   09/01/35        1,070,720
    1,000    Beaumont, CA Fin Auth Loc Agy Ser A.......        5.600   09/01/25        1,067,740
    2,000    Beaumont, CA Fin Auth Loc Agy Ser A.......        5.650   09/01/30        2,137,520
    2,000    Beaumont, CA Fin Auth Loc Agy Ser A.......        5.700   09/01/35        2,136,160
    1,000    Blythe, CA Redev Agy Proj.................        5.750   05/01/34        1,059,910
   15,000    California Hlth Fac Fin Auth Rev Cedars
             Sinai Med Ctr Rfdg (o)....................        5.000   11/15/34       15,557,625

 12                                            See Notes to Financial Statements

VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)        DESCRIPTION                                   COUPON      MATURITY       VALUE
------------------------------------------------------------------------------------------------
             CALIFORNIA (CONTINUED)
$   3,000    California Pollutn Ctl Fin Auth Solid
             Waste Disp Rev Solid Waste Mgmt Inc Proj 2
             Ser A (AMT)...............................        5.400%  04/01/25   $    3,160,590
    1,000    California Statewide Cmnty Dev Auth Elder
             Care Alliance Ser A (Prerefunded @
             11/15/12).................................        8.250   11/15/32        1,227,380
      930    California Statewide Cmnty Dev Auth Multi-
             Family Rev Hsg Heritage Pointe Sr Apt Ser
             QQ (AMT) (Acquired 02/19/02, Cost
             $927,675) (b).............................        7.500   10/01/26          967,312
    1,000    California Statewide Cmnty Dev Auth San
             Francisco Art Institute (Acquired
             07/05/02, Cost $1,000,000) (b)............        7.375   04/01/32        1,067,410
   20,000    California Statewide Cmntys Dev Auth Rev
             Kaiser Permanente Ser B (o)...............        5.000   03/01/41       20,783,120
   20,000    California Statewide Cmntys Dev Auth Rev
             Kaiser Permanente Ser B (o)...............        5.250   03/01/45       20,783,120
    1,000    Chino, CA Cmnty Fac Dist No 03 Impt Area
             1.........................................        5.700   09/01/29        1,051,190
    5,000    Contra Costa, CA Home Mtg Fin Auth Home
             Mtg Rev (MBIA Insd) (h)...................       *        09/01/17        2,591,250
    1,500    Corona-Norco, CA Univ Sch Dist Pub Fin
             Auth Spl Tax Rev Ser A....................        5.800   09/01/35        1,549,785
    2,300    Foothill/Eastern Tran Corridor Agy CA Toll
             Rd Rev (MBIA Insd)........................       *        01/15/18        1,341,521
    5,010    Golden St Tob Securitization Enhanced
             Asset Bkd Rfdg Ser A (AMBAC Insd).........        5.000   06/01/45        5,238,606
   10,000    Golden St Tob Securitization Asset Bkd
             Rfdg Ser A................................        5.125   06/01/47        9,930,100
   30,000    Golden St Tob Securitization Corp CA Tob
             Settlement Rev Enhanced Asset Bkd
             Ser A (o).................................        5.000   06/01/45       31,003,800
    1,750    Huntington Beach, CA Cmnty No 2003 1
             Huntington Ctr............................        5.800   09/01/23        1,808,835
    2,000    Indio, CA Redev Agy Tax Alloc Sub Merged
             Proj Area Ser B...........................        6.375   08/15/33        2,194,220
      500    Indio, CA Redev Agy Tax Alloc Sub Merged
             Proj Area Ser B...........................        6.500   08/15/34          550,770
    1,000    Jurupa, CA Cmnty Svc Dist Spl Cmnty Fac
             Dist No 4 Ser A...........................        5.700   09/01/34        1,032,810
    1,780    Lake Elsinore, CA Pub Fin Auth Loc Agy Rev
             Ser F.....................................        7.100   09/01/20        1,837,405
    2,500    Lake Elsinore, CA Spl Tax Cmnty Fac Dist 2
             Area AA...................................        5.450   09/01/36        2,588,500
    1,000    Lee Lake Wtr Dist CA Cmnty Fac Dist No 1
             Spl Tax Sycamore Creek....................        6.000   09/01/33        1,078,310
      905    Lincoln, CA Spl Tax Cmnty Fac Dist No 2003
             Ser 1.....................................        6.000   09/01/34          941,607

See Notes to Financial Statements                                             13

VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)        DESCRIPTION                                   COUPON      MATURITY       VALUE
------------------------------------------------------------------------------------------------
             CALIFORNIA (CONTINUED)
$  14,190    Los Angeles, CA Hbr Dept Rev Rfdg Ser B
             (AMT).....................................        5.000%  08/01/22   $   15,125,547
    8,400    Los Angeles, CA Hbr Dept Rev Rfdg Ser B
             (FGIC Insd) (AMT).........................        5.000   08/01/23        8,938,272
    1,375    Millbrae, CA Residential Fac Rev Magnolia
             of Millbrae Proj Ser A (AMT)..............        7.375   09/01/27        1,426,178
    1,000    Murrieta, CA Cmnty Fac Dist No 2 the Oaks
             Impt Area A...............................        5.900   09/01/27        1,066,330
    1,000    Murrieta, CA Cmnty Fac Dist No 2 the Oaks
             Impt Area A...............................        6.000   09/01/34        1,071,220
    1,000    Murrieta, CA Cmnty Fac Dist No 2 the Oaks
             Impt Area B...............................        6.000   09/01/27        1,072,510
    3,000    Northstar Cmnty Svc Dist CA Spl Tax Cmnty
             Fac Dist No 1.............................        5.450   09/01/28        3,098,550
    1,000    Palmdale, CA Spl Tax Cmnty Fac 03-1
             Anaverde Ser A............................        5.350   09/01/30        1,040,090
    1,100    Palmdale, CA Spl Tax Cmnty Fac 03-1
             Anaverde Ser A............................        5.400   09/01/35        1,143,153
    1,000    Perris, CA Cmnty Fac Dist Spl Tax No 01-2
             Ser A.....................................        6.375   09/01/32        1,090,550
    2,000    Rancho Cordova Cmnty Fac Dist CA Spl Tax
             No 2003 1 Sunridge Anatolia...............        5.500   09/01/37        2,078,400
    2,000    Riverside, CA Univ Sch Dist Tax Cmnty Fac
             Dist 15 Impt Area 1.......................        5.550   09/01/30        2,064,720
    6,000    San Jose, CA Multi-Family Hsg Rev Helzer
             Courts Apt Proj Ser A (AMT)...............        6.400   12/01/41        6,138,660
    2,000    San Marcos, CA Pub Fac Auth Spl Tax Rev
             Ser A.....................................        5.650   09/01/36        2,078,940
    5,700    Silicon VY Tob Securitization Auth Calif
             Tob Settlement Rev Cap Apprec Turbo Santa
             Clara A...................................       *        06/01/36        1,122,786
    4,645    Silicon VY Tob Securitization Auth Calif
             Tob Settlement Rev Cap Apprec Turbo Santa
             Clara A...................................       *        06/01/41          686,020
    9,000    Silicon VY Tob Securitization Auth Calif
             Tob Settlement Rev Cap Apprec Turbo Santa
             Clara A...................................       *        06/01/47          925,020
   22,500    Silicon VY Tob Securitization Auth Calif
             Tob Settlement Rev Cap Apprec Turbo Santa
             Clara D...................................       *        06/01/56        1,076,625
    7,500    Silicon VY Tob Securitization Auth Calif
             Tob Settlement Rev Cap Apprec Turbo Santa
             Clara A...................................       *        06/01/56          274,800
    3,000    Temecula, CA Pub Fin Auth Spl Tax
             Roripaugh Cmnty Fac Dist 03- 2............        5.500   09/01/36        2,847,210

 14                                            See Notes to Financial Statements

VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)        DESCRIPTION                                   COUPON      MATURITY       VALUE
------------------------------------------------------------------------------------------------
             CALIFORNIA (CONTINUED)
$  35,000    Tobacco Securitization Southn CA Tob
             Settlement Cabs-First Sub.................       *        06/01/46   $    3,253,950
   27,200    Tobacco Securitization Southn CA Tob
             Settlement Cabs-Second Sub................       *        06/01/46        2,378,912
   47,000    Tobacco Securitization Southn CA Tob
             Settlement Cabs-Third Sub.................       *        06/01/46        3,231,720
    1,000    Upland, CA Cmnty Fac Dist 2003 San Antonio
             Impt Ser 1 Ser A..........................        5.900%  09/01/24        1,060,540
    1,500    Upland, CA Cmnty Fac Dist 2003 San Antonio
             Impt Ser 1 Ser A..........................        6.000   09/01/34        1,592,400
    1,965    Vallejo, CA Ctf Partn Touro Univ..........        7.250   06/01/16        2,101,921
      925    Vallejo, CA Pub Fin Auth Loc Hiddenbrooke
             Impt Dist Ser A...........................        5.800   09/01/31          975,024
    1,000    Woodland, CA Spl Tax Cmnty Fac Dist 1
             Spring Lake...............................        6.250   09/01/34        1,099,350
    1,800    Yuba City, CA Redev Agy Tax Proj Ser A....        6.000   09/01/31        1,931,670
    3,000    Yuba City, CA Redev Agy Tax Proj Ser A....        6.000   09/01/39        3,209,790
                                                                                  --------------
                                                                                     211,974,434
                                                                                  --------------
             COLORADO  2.8%
    1,060    Beacon Pt Metro Dist CO Ser A.............        6.125   12/01/25        1,134,889
    1,005    Beacon Pt Metro Dist CO Ser A.............        6.250   12/01/35        1,079,621
    1,000    Bromley Pk Metro Dist CO No 2 Ser B.......        8.050   12/01/32        1,084,060
    1,000    Castle Oaks Metro Dist CO Ltd Tax.........        6.000   12/01/25        1,041,370
    1,500    Castle Oaks Metro Dist CO Ltd Tax.........        6.125   12/01/35        1,559,100
    1,700    Colorado Ed & Cultural Fac Auth Rev
             Charter Sch Brighton Sch Proj.............        6.000   11/01/36        1,747,906
      795    Colorado Ed & Cultural Fac Auth Rev
             Charter Sch Frontier Academy (Prerefunded
             @ 06/01/11)...............................        7.250   06/01/20          882,108
    2,000    Colorado Hlth Fac Auth Rev Baptist Home
             Assn Ser A................................        6.375   08/15/24        2,004,380
    2,000    Colorado Hlth Fac Auth Rev Baptist Home
             Assn Ser B (d)............................        7.250   08/15/27        1,995,860
    2,000    Copperleaf Met Dist No 2 CO (Acquired
             09/15/06, Cost $2,000,000) (b)............        5.950   12/01/36        2,077,860
    3,425    Denver, CO Hlth & Hosp Auth Rfdg Ser A....        6.250   12/01/33        3,820,451
    2,500    Elk Vly, CO Pub Impt Fee Ser A............        7.300   09/01/22        2,658,700
    1,150    High Plains Metro Dist CO Ser A...........        6.125   12/01/25        1,231,248
    2,250    High Plains Metro Dist CO Ser A...........        6.250   12/01/35        2,417,063
      565    Lafayette, CO Indl Dev Rev Rocky Mtn Instr
             Proj Ser A (c)............................        6.750   10/01/14          480,131
    1,880    Lafayette, CO Indl Dev Rev Rocky Mtn Instr
             Proj Ser A (AMT)..........................        7.000   10/01/18        1,589,596
    4,560    Lake Creek Affordable Hsg Corp Hsg Proj
             Rfdg Ser A................................        6.250   12/01/23        4,842,994
      500    Neu Towne, CO Metro Dist..................        7.250   12/01/34          552,945

See Notes to Financial Statements                                             15

VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)        DESCRIPTION                                   COUPON      MATURITY       VALUE
------------------------------------------------------------------------------------------------
             COLORADO (CONTINUED)
$   3,500    Northwest CO Metro Dist No 3 Ltd Tax......        6.125%  12/01/25   $    3,737,160
    1,500    Salida, CO Hosp Dist Rev..................        5.250   10/01/36        1,526,385
    1,000    Serenity Ridge, CO Metro Dist No 2........        7.500   12/01/34        1,130,010
    1,616    Skyland Metro Dist CO Gunnison Cnty
             Rfdg......................................        6.750   12/01/22        1,660,876
    1,000    Southlands Metro Dist No 1 CO.............        7.000   12/01/24        1,110,220
    2,500    Tallgrass Met Dist CO Rfdg & Impt.........        5.250   12/01/37        2,517,900
    1,000    Vista Ridge Met Dist CO Ltd Tax Sub Rfdg
             Ser B.....................................        6.625   12/01/40        1,022,040
    1,000    Wheatlands Metro Dist No 2 CO Ltd Tax.....        6.000   12/01/25        1,044,180
    1,500    Wheatlands Metro Dist No 2 CO Ltd Tax.....        6.125   12/01/35        1,568,550
                                                                                  --------------
                                                                                      47,517,603
                                                                                  --------------
             CONNECTICUT  0.4%
    1,500    Connecticut St Dev Auth Indl Afco Cargo
             Bdl LLC Proj (AMT)........................        8.000   04/01/30        1,624,830
    3,500    Mohegan Tribe Indians CT Pub Impt Priority
             Dist (Acquired 11/03/04, Cost $3,418,565)
             (b).......................................        5.250   01/01/33        3,627,435
    2,000    Mohegan Tribe Indians CT Pub Impt Priority
             Dist (Acquired 09/27/01, Cost $1,955,120)
             (b).......................................        6.250   01/01/31        2,128,180
                                                                                  --------------
                                                                                       7,380,445
                                                                                  --------------
             DELAWARE  0.2%
      850    Sussex Cnty, DE Rev Adj First Mtg Cadbury
             Lewes Ser A...............................        5.900   01/01/26          899,666
    1,000    Sussex Cnty, DE Rev Adj First Mtg Cadbury
             Lewes Ser A...............................        6.000   01/01/35        1,057,750
    1,060    Wilmington, DE Multi-Family Rent Rev Hsg
             Electra Arms Sr Assoc Proj (AMT)..........        6.250   06/01/28        1,084,613
                                                                                  --------------
                                                                                       3,042,029
                                                                                  --------------
             DISTRICT OF COLUMBIA  3.0%
   12,119    District Columbia Ballpark Rev Ser B1
             (o).......................................        5.000   02/01/24       12,837,947
   13,033    District Columbia Ballpark Rev Ser B1
             (o).......................................        5.000   02/01/25       13,806,170
   13,948    District Columbia Ballpark Rev Ser B1
             (o).......................................        5.000   02/01/26       14,775,451
       85    District of Columbia Ser A-1 (MBIA Insd)
             (h).......................................        6.500   06/01/10           92,223
    1,000    District of Columbia Rev Methodist Home
             Issue.....................................        6.000   01/01/29        1,027,360
   28,940    District of Columbia Tob Settlement Fin
             Corp Ser A................................       *        06/15/46        2,711,100
   17,500    District of Columbia Tob Settlement Fin
             Corp Ser B................................       *        06/15/46        1,551,900
   67,660    District of Columbia Tob Settlement Fin
             Corp Ser C................................       *        06/15/55        2,750,379
                                                                                  --------------
                                                                                      49,552,530
                                                                                  --------------
             FLORIDA  16.1%
      985    Anthem Pk Cmnty Dev Dist FL Cap Impt
             Rev.......................................        5.800   05/01/36        1,031,305
    2,000    Ave Maria Stewardship Cmnty Dist FL Cap
             Impt Rev Ser A............................        5.125   05/01/38        2,005,680

 16                                            See Notes to Financial Statements

VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)        DESCRIPTION                                   COUPON      MATURITY       VALUE
------------------------------------------------------------------------------------------------
             FLORIDA (CONTINUED)
$   2,500    Bartram PK Cmnty Dev Dist FL Assmt........        5.400%  05/01/37   $    2,515,025
    1,500    Bartram Springs Cmnty Dev Dist FL Assmt
             Rfdg......................................        4.750   05/01/34        1,450,020
    1,375    Bay Laurel Ctr Cmnty Dev Dist FL Spl Assmt
             Candler...................................        5.450   05/01/37        1,397,082
    1,000    Bellalago Ed Fac Benefits Ser A...........        6.000   05/01/33        1,054,430
      985    Bellalago Ed Fac Benefits Ser B...........        5.800   05/01/34        1,021,081
    4,260    Bloomingdale, FL Cmnty Dev Dist Spl Assmt
             Rev.......................................        5.875   05/01/36        4,483,224
      985    Bluewaters Cmnty Dev Dist of FL...........        6.000   05/01/35        1,041,421
    1,830    Boca Raton, FL Hsg Auth Mtg Hsg Rev First
             Lien Banyan Pl Sr Apt Rfdg (Acquired
             03/23/06, Cost $1,811,556) (b)............        5.800   10/01/26        1,848,904
    2,350    Boca Raton, FL Hsg Auth Mtg Hsg Rev First
             Lien Banyan Pl Sr Apt Rfdg (Acquired
             03/23/06, Cost $2,317,265) (b)............        5.900   10/01/36        2,379,469
    2,500    Bonnet Creek Resort Cmnty Dev.............        7.500   05/01/34        2,751,425
   20,000    Brevard Cnty, FL Hlth Fac Auth Hlthcare
             Fac Rev Hlth First Inc Proj (o)...........        5.000   04/01/34       20,681,200
      785    Caribe Palm Cmnty Dev Dist FL Spl Assmt
             Ser A.....................................        5.850   05/01/35          825,310
      990    City Ctr Cmnty Dev Dist FL Spl Assmt Rev
             Ser A.....................................        6.125   05/01/36        1,021,937
    1,085    Escambia Cnty, FL Rev ICF/MR Pensacola
             Care Dev Ctr..............................       10.250   07/01/11        1,095,731
    2,555    Escambia Cnty, FL Rev ICF/MR Pensacola
             Care Dev Ctr Ser A........................       10.250   07/01/11        2,580,269
    5,000    Fiddlers Creek Cmnty Dev Dist.............        6.000   05/01/38        5,340,950
    2,500    Florida Hsg Fin Corp Multi-Family Hsg
             Whistlers Cove Apt Proj (AMT).............        6.500   01/01/39        2,554,250
    3,615    Florida Hsg Fin Corp Rev Hsg Beacon Hill
             Apt Ser C (AMT)...........................        6.610   07/01/38        3,734,331
    7,020    Florida Hsg Fin Corp Rev Hsg Cypress Trace
             Apt Ser G (AMT)...........................        6.600   07/01/38        7,224,282
    4,745    Florida Hsg Fin Corp Rev Hsg Westchase Apt
             Ser B (AMT)...............................        6.610   07/01/38        4,877,385
    2,450    Gramercy Farms Cmnty Dev Dist FL Spl Assmt
             Ser A1....................................        5.250   05/01/39        2,429,224
    2,100    Gramercy Farms Cmnty Dev Dist FL Spl Assmt
             Ser B.....................................        5.100   05/01/14        2,096,934
   19,740    Halifax Hosp Med Ctr FL Hosp Rev & Impt
             Rfdg Ser A (o)............................        5.375   06/01/46       20,792,636
    2,495    Hammock Bay Cmnty Dev Dist FL Spl Assmt
             Rev Ser A.................................        6.125   05/01/35        2,640,858
    1,460    Harbour Isles Cmnty Dev Dist of FL........        6.125   05/01/35        1,557,572
      290    Heritage Harbor Cmnty Dev Dist FL Rev
             Rec.......................................        7.750   05/01/23          290,913

See Notes to Financial Statements                                             17

VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)        DESCRIPTION                                   COUPON      MATURITY       VALUE
------------------------------------------------------------------------------------------------
             FLORIDA (CONTINUED)
$     775    Heritage Harbor Cmnty Dev Dist FL Rev Spl
             Assmt Ser A...............................        6.700%  05/01/19   $      783,804
   31,500    Highlands Cnty, FL Hlth Fac Auth Rev Hosp
             Adventist Hlth Sys Ser C (o)..............        5.250   11/15/36       33,314,715
    2,000    Highlands, FL Cmnty Dev Dist Spl Assmt....        5.550   05/01/36        2,044,960
    3,500    Hillsborough Cnty, FL Hsg Fin Hsg Clipper
             Cove Apt Proj Ser A (AMT).................        7.375   07/01/40        3,741,010
      975    Islands At Doral III Cmnty 2004 Ser A.....        5.900   05/01/35        1,011,455
    1,000    Islands At Doral NE Cmnty Dev.............        6.250   05/01/34        1,077,400
   12,820    Jea FL Wtr & Swr Sys Rev Sub 2nd Crossover
             (o).......................................        4.750   10/01/40       12,980,635
    1,530    Kendall Breeze West Cmnty Dev Dist FL Spl
             Assmt (c).................................        5.875   05/01/34        1,612,452
    1,950    Keys Cove Cmnty Dev Dist FL Assmt Rev.....        5.875   05/01/35        2,047,851
    2,900    Keys Cove Cmnty Dev Dist II FL............        5.500   05/01/36        2,955,738
      650    Lee Cnty FL Indl Dev Auth Hlthcare Fac Rev
             Rfdg Shell Pt/Alliance Cmnty Proj (g).....        5.000   11/15/22          669,494
    1,100    Lee Cnty FL Indl Dev Auth Hlthcare Fac Rev
             Rfdg Shell Pt/Alliance Cmnty Proj (g).....        5.000   11/15/29        1,126,730
    1,500    Lee Cnty Fla Indl Dev Auth Indl Dev Rev
             Ser A Lee Charter Foundation (g)..........        5.250   06/15/27        1,513,455
    1,500    Lee Cnty Fla Indl Dev Auth Indl Dev Rev
             Ser A Lee Charter Foundation Ser A (g)....        5.375   06/15/37        1,521,060
    2,000    Lee Cnty, FL Indl Dev Auth Hlthcare Fac
             Rev Cypress Cove Hlthpk Ser A.............        6.750   10/01/32        2,161,480
    1,500    Lee Cnty, FL Indl Dev Auth Hlthcare
             Shell.....................................        5.125   11/15/36        1,543,545
    3,435    Leon Cnty, FL Ed Fac Auth Rev Southgate
             Residence Hall Rfdg Ser A.................        6.750   09/01/28        3,543,924
    1,255    Lexington Cmnty Dev Dist FL...............        6.125   05/01/34        1,341,344
       75    Marshall Creek Cmnty Dev FL Spl Assmt Ser
             B.........................................        6.750   05/01/07           75,060
    2,435    Meadow Woods Cmnty Dev Dist FL Ser A......        6.050   05/01/35        2,582,464
    2,500    Miami Beach, FL Hlth Fac Hosp Mt Sinai Med
             Ctr Rfdg (Acquired 04/26/04,
             Cost $2,411,600) (b)......................        6.750   11/15/29        2,831,075
    1,000    Miami Beach, FL Hlth Fac Hosp Mt Sinai Med
             Ctr FL Proj...............................        5.375   11/15/28        1,015,210
   25,000    Miami Dade Cnty, FL Aviation Rev Miami
             Intl Arpt Ser A (AMT) (o).................        5.000   10/01/38       26,054,500
    3,000    Midtown Miami, FL Cmnty Dev Dist Ser A....        6.000   05/01/24        3,235,410
    1,005    Miromar Lakes Cmnty Dev Dist Rfdg Ser B...        7.250   05/01/12        1,104,987
      885    Northern Palm Beach Cnty Dist FL Impt Wtr
             Ctl & Impt Unit Dev No 16 Rfdg............        7.500   08/01/24          939,304
    1,730    Oak Creek Cmnty Dev Dist FL Spl Assmt.....        5.800   05/01/35        1,808,784
    1,000    Orange Cnty, FL Hlth Fac Auth Rev Hosp
             Adventist Hlth Sys (Prerefunded @
             11/15/10).................................        6.375   11/15/20        1,097,780

 18                                            See Notes to Financial Statements

VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)        DESCRIPTION                                   COUPON      MATURITY       VALUE
------------------------------------------------------------------------------------------------
             FLORIDA (CONTINUED)
$   2,000    Orange Cnty, FL Hlth Fac Auth Rev
             Westminster Cmnty Care....................        6.600%  04/01/24   $    2,076,440
      975    Overoaks, FL Cmnty Dev Dist CA Ser A......        6.125   05/01/35        1,040,159
    5,000    Palm Coast Pk Cmnty Dev Dist FL Spl Assmt
             Rev.......................................        5.700   05/01/37        5,134,850
      970    Parklands Lee Cmnty Dev Dist FL Spl Assmt
             Ser A.....................................        5.800   05/01/35        1,001,253
      985    Pine Island Cmnty Dev Dist FL Spl Assmt...        5.750   05/01/35        1,014,195
    3,000    Pinellas Cnty, FL Hlth Fac Auth Oaks of
             Clearwtr Proj.............................        6.250   06/01/34        3,204,090
    1,000    Reunion East Cmnty Dev Dist...............        5.800   05/01/36        1,042,650
    2,000    Reunion West Cmnty Dev Dist...............        6.250   05/01/36        2,113,140
      940    Saddlebrook, FL Cmnty Ser A...............        6.900   05/01/33        1,010,199
    1,600    Saint John's Cnty, FL Indl Dev Auth
             Glenmoor Proj Ser A.......................        5.375   01/01/40        1,634,240
      500    Saint John's Cnty, FL Indl Dev Auth
             Hlthcare Glenmoor Saint John's Proj Ser A
             (Prerefunded @ 01/01/10)..................        8.000   01/01/17          556,045
    4,500    Saint John's Cnty, FL Indl Dev Auth
             Hlthcare Glenmoor Saint John's Proj Ser A
             (Prerefunded @ 01/01/10)..................        8.000   01/01/30        5,004,405
    2,000    Sarasota Natl Cmnty Dev Dist FL Spl
             Assmt.....................................        5.300   05/01/39        1,999,280
    1,955    Silver Palms Cmnty Dev Dist (c)...........        5.900   05/01/34        2,054,177
    1,300    South Dade Venture Cmnty Dev..............        6.125   05/01/34        1,389,440
    1,480    South Vlg Cmnty Dev Dist FL Cap Impt Rev
             Ser A.....................................        5.700   05/01/35        1,520,049
      115    Stoneybrook West Cmnty Dev Dist FL Spl
             Assmt Rev Ser B...........................        6.450   05/01/10          115,818
    4,000    Tisons Landing Cmnty Dev Dist FL Spl Assmt
             Ser A.....................................        5.625   05/01/37        4,093,640
    1,480    Town Ctr at Palm Coast Cmnty Dev Dist FL
             Cap Impt Rev..............................        6.000   05/01/36        1,547,118
    3,850    Turnbull Creek Cmnty Dev Dist FL
             Spl Assmt.................................        5.250   05/01/37        3,856,699
    1,480    Turnbull Creek Cmnty Dev Dist FL
             Spl Assmt.................................        5.800   05/01/35        1,534,212
    1,652    University Square Cmnty Dev Dist FL Cap
             Impt Rev (Acquired 10/07/99 to 09/07/00,
             Cost $1,650,391) (b)......................        6.750   05/01/20        1,747,600
    2,000    West Vlgs Impt Dist FL Rev Spl Assmt Unit
             of Dev No 3...............................        5.500   05/01/37        2,007,020
    2,000    Winter Garden Vlg At Fowler Groves Cmnty
             Dev Dist FL Spl...........................        5.650   05/01/37        2,068,080

See Notes to Financial Statements                                             19

VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)        DESCRIPTION                                   COUPON      MATURITY       VALUE
------------------------------------------------------------------------------------------------
             FLORIDA (CONTINUED)
$     960    World Comm Cmnty Dev Dist Ser A1..........        6.250%  05/01/22   $    1,045,066
    1,670    World Comm Cmnty Dev Dist Ser A2..........        6.125   05/01/35        1,784,896
                                                                                  --------------
                                                                                     270,053,235
                                                                                  --------------
             GEORGIA  1.5%
    1,840    Atlanta, GA Tax Alloc Atlantic Sta Proj...        7.750   12/01/14        2,024,129
    1,235    Atlanta, GA Tax Alloc Princeton Lakes Proj
             (Acquired 03/10/06, Cost $1,235,000)
             (b).......................................        5.500   01/01/31        1,264,603
    2,285    Atlanta, GA Urban Residential Fin Auth
             Multi-Family Rev John Eagan Proj Ser A
             (AMT).....................................        6.750   07/01/30        2,360,291
    1,000    Effingham Cnty, GA Dev Auth Solfort James
             Proj (AMT)................................        5.625   07/01/18        1,014,360
    1,800    Fulton Cnty, GA Residential Care
             Canterbury Court Proj Ser A...............        6.000   02/15/22        1,828,170
      650    Fulton Cnty, GA Residential Care
             Canterbury Crt Proj Ser A.................        6.125   02/15/34          687,472
    3,500    Fulton Cnty, GA Residential Care Sr Lien
             RHA Asstd Living Ser A....................        7.000   07/01/29        3,675,560
    1,500    Medical Ctr Hosp Auth GA Rev Rfdg Spring
             Harbor Green Isl Proj (g).................        5.250   07/01/27        1,535,730
    2,000    Medical Ctr Hosp Auth GA Rev Rfdg Spring
             Harbor Green Isl Proj (g).................        5.250   07/01/37        2,031,060
    4,000    Milledgeville Baldwin Cnty, GA College &
             St Univ Fndtn.............................        5.625   09/01/30        4,322,920
    1,000    Private Colleges & Univ Auth GA Mercer Hsg
             Corp Proj Ser A...........................        6.000   06/01/21        1,073,360
    2,930    Renaissance On Peachtree Unit Invt Tr Ctf
             GA Custody Ctfs (d).......................        6.000   10/01/25        2,600,902
                                                                                  --------------
                                                                                      24,418,557
                                                                                  --------------
             HAWAII  0.4%
    2,500    Hawaii St Dept Budget & Fin Spl Purp Rev
             Kahala Nui Proj Ser A.....................        8.000   11/15/33        2,895,025
    2,825    Kuakini, HI Hlth Sys Spl Ser A............        6.375   07/01/32        3,086,680
                                                                                  --------------
                                                                                       5,981,705
                                                                                  --------------
             IDAHO  0.3%
    2,290    Gooding Cnty, ID Indl Dev Corp Solid Waste
             Disp Rev Intrepid Technology & Res Proj
             (AMT) (Acquired 11/03/06,
             Cost $2,290,000) (b)......................        7.500   11/01/24        2,307,564
    3,000    Idaho Hlth Fac Auth Rev Vly Vista Care
             Rfdg Ser A................................        7.875   11/15/29        3,161,100
                                                                                  --------------
                                                                                       5,468,664
                                                                                  --------------

 20                                            See Notes to Financial Statements

VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)        DESCRIPTION                                   COUPON      MATURITY       VALUE
------------------------------------------------------------------------------------------------
             ILLINOIS  8.8%
$   2,300    Annawan IL Tax Increment Rev Patriot
             Renewable Fuels Llc Proj..................        5.625%  01/01/18   $    2,293,537
    2,500    Bolingbrook, IL Cap Apprec Ser B
             (MBIA Insd)...............................       *        01/01/29          783,975
    4,000    Bolingbrook, IL Sales Tax Rev Bolingbrook
             (i).......................................  0.000/6.250   01/01/24        3,993,280
    1,984    Bolingbrook, IL Spl Svc Area No 01-1
             (Prerefunded @ 07/01/11)..................        7.375   07/01/31        2,263,903
    1,486    Bolingbrook, IL Spl Svc Area No 1 Spl Tax
             Augusta Vlg Proj (Prerefunded @ 03/01/32)
             (Acquired 11/13/02, Cost $1,500,000)
             (b).......................................        6.750   03/01/32        1,680,621
    1,665    Bolingbrook, IL Spl Svc Area No 1 Spl Tax
             Augusta Vlg Proj Ser 2004 (Prerefunded @
             03/01/12).................................        6.250   03/01/32        1,847,301
    2,000    Bolingbrook, IL Spl Svc Area No 1 Spl Tax
             Forest City Tax Proj (i)..................  0.000/5.900   03/01/27        2,061,980
    1,874    Bolingbrook, IL Spl Svc Area No 3 Lakewood
             Ridge Proj (Prerefunded @ 03/01/11).......        7.050   03/01/31        2,097,793
      735    Cary, IL Spl Tax Svc Area No 1 Cambridge
             Ser A (Prerefunded @ 03/01/10)............        7.625   03/01/30          820,032
    1,305    Chicago, IL 2006 Proj Rfdg Ser A
             (MBIA Insd)...............................        5.500   01/01/38        1,386,562
    1,750    Chicago, IL Incrmnt Alloc Rev Diversey
             Narragansett Proj Nt (Acquired 08/01/06,
             Cost $1,867,810) (b)......................        7.460   02/15/26        1,868,667
    3,390    Chicago, IL Multi-Family Hsg Rev Paul G
             Stewart Phases I & II FHA (GNMA) (AMT)....        4.900   03/20/44        3,358,473
    1,785    Chicago, IL Multi-Family Hsg Rev Paul G
             Stewart Phases I & II FHA (GNMA) (AMT)....        5.000   03/20/49        1,807,384
   15,500    Chicago, IL O'Hare Intl Arpt Rev Gen Arpt
             3rd Lein Rfdg Ser A-2 (o).................        5.750   01/01/19       16,975,058
       50    Chicago, IL Proj Rfdg Ser A (MBIA Insd)
             (Prerefunded @ 01/01/11)..................        5.500   01/01/38           53,623
    4,000    Chicago, IL Spl Assmt Lakeshore East
             Proj......................................        6.625   12/01/22        4,333,120
      680    Chicago, IL Tax Increment Alloc Read
             Dunning Ser B (ACA Insd)..................        7.250   01/01/14          695,266
    1,925    Chicago, IL Tax Increment Alloc Sub Cent
             Rev Loop Ser A (ACA Insd).................        6.500   12/01/08        2,006,582
    3,465    Cortland, IL Spl Tax Rev Sheaffer Sys Proj
             (Acquired 05/02/06, Cost $3,465,000)
             (b).......................................        5.500   03/01/17        3,512,678
    2,000    Deerfield, IL Ed Fac Chicagoland Jewish
             High Sch Proj.............................        6.000   05/01/41        2,054,100
      989    Gilberts, IL Spl Svc Area No 9 Spl Tax Big
             Timber Proj (c) (h).......................        7.375   03/01/11        1,068,951
    1,245    Gilberts, IL Spl Svc Area No 9 Spl Tax Big
             Timber Proj (Prerefunded @ 03/01/11)
             (a).......................................        7.750   03/01/27        1,440,241
    1,500    Godfrey, IL Rev Utd Methodist Vlg Ser A...        5.875   11/15/29        1,263,405

See Notes to Financial Statements                                             21

VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)        DESCRIPTION                                   COUPON      MATURITY       VALUE
------------------------------------------------------------------------------------------------
             ILLINOIS (CONTINUED)
$   2,700    Hoopeston, IL Hosp Cap Impt Rev Hoopeston
             Cmnty Mem Hosp Impt & Rfdg................        6.550%  11/15/29   $    2,742,903
    1,575    Huntley, IL Increment Alloc Rev Huntley
             Redev Proj Ser A..........................        8.500   12/01/15        1,600,625
    2,621    Huntley, IL Spl Svc Area No 10 Ser A......        6.500   03/01/29        2,746,284
      137    Huntley, IL Spl Svc Area No 10 Spl Tax Ser
             A (c).....................................        6.250   03/01/09          141,037
    4,500    Illinois Fin Auth Rev Clare Oaks Proj Ser
             A.........................................        6.000   11/15/39        4,720,950
    9,000    Illinois Fin Auth Rev Clare at Wtr Tower
             Proj Ser A................................        6.125   05/15/38        9,461,250
    1,405    Illinois Fin Auth Rev Cmnty Fac Clinic
             Altgeld Proj..............................        8.000   11/15/16        1,422,703
      500    Illinois Fin Auth Rev Fairview Oblig Grp
             Rfdg Ser A................................        6.125   08/15/27          508,500
    1,000    Illinois Fin Auth Rev Friendship Vlg
             Schaumburg Ser A..........................        5.375   02/15/25        1,020,840
    2,000    Illinois Fin Auth Rev Friendship Vlg
             Schaumburg Ser A..........................        5.625   02/15/37        2,065,960
    2,700    Illinois Fin Auth Rev Kewanee Hosp Proj...        5.000   08/15/26        2,727,027
    3,000    Illinois Fin Auth Rev Landing at Plymouth
             Pl Proj Ser A.............................        6.000   05/15/37        3,200,940
    3,300    Illinois Fin Auth Rev Luther Oaks Proj Ser
             A.........................................        6.000   08/15/26        3,493,710
    2,000    Illinois Fin Auth Rev Luther Oaks Proj Ser
             A.........................................        6.000   08/15/39        2,109,800
    1,000    Illinois Fin Auth Rev Montgomery Place
             Proj (g)..................................        5.500   05/15/26        1,027,280
    2,000    Illinois Fin Auth Rev Montgomery Place
             Proj Ser A (g)............................        5.750   05/15/38        2,088,000
    3,000    Illinois Fin Auth Rev Northwestern Mem
             Hosp Ser A................................        5.500   08/15/43        3,268,800
      500    Illinois Fin Auth Rev Fairview Oblig Group
             Ser A Rfdg................................        6.000   08/15/20          508,905
    1,500    Illinois Fin Auth Rev Three Crowns Pk
             Plaza Ser A...............................        5.875   02/15/38        1,578,765
    1,000    Illinois Hlth Fac Auth Rev Ctr Baptist
             Home Proj.................................        7.125   11/15/29        1,052,430
    2,500    Illinois Hlth Fac Auth Rev Decatur
             Mem Hosp..................................        5.750   10/01/24        2,641,725
      650    Illinois Hlth Fac Auth Rev Loyola Univ
             Hlth Sys Ser A (Prerefunded @ 07/01/11)...        6.000   07/01/21          704,958
    1,200    Illinois Hlth Fac Auth Rev Lutheran Sr
             Ministries Oblig Ser A (Prerefunded @
             08/15/11).................................        7.375   08/15/31        1,382,832
      250    Illinois Hlth Fac Auth Rev Rfdg Ser A.....        6.200   08/15/23          253,268
    1,125    Illinois Hlth Fac Auth Rev Rfdg Ser A.....        6.400   08/15/33        1,141,549
      400    Illinois Hlth Fac Auth Rev Silver Cross...        5.500   08/15/19          412,904

 22                                            See Notes to Financial Statements

VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)        DESCRIPTION                                   COUPON      MATURITY       VALUE
------------------------------------------------------------------------------------------------
             ILLINOIS (CONTINUED)
$     675    Lake Cnty, IL Fst Presv Dist Ld
             Acquisition & Dev.........................        5.750%  12/15/17   $      722,736
       80    Lake, Cook, Kane & McHenry Cntys, IL Cmnty
             Unit Sch Dist No 22 (FGIC Insd)...........        5.750   12/01/19           85,447
    2,200    Manhattan, IL No 04-1 Brookstone Springs
             Proj......................................        6.100   03/01/35        2,339,370
      989    Minooka, IL Spl Assmt Impt Lakewood Trls
             Unit 2 Proj...............................        6.375   03/01/34        1,072,936
    1,187    Montgomery, IL Spl Assmt Impt Lakewood
             Creek Proj (Prerefunded @ 3/01/11)........        7.750   03/01/30        1,363,293
    2,248    Pingree Grove, IL Spl Svc Area No 7 Spl
             Tax Ser 06-1 Proj Cambridge Lakes.........        6.000   03/01/36        2,349,565
    3,000    Pingree Grove, IL Spl Svc Area No 2 Spl
             Tax Cambridge Lakes Proj Ser 05-2.........        6.000   03/01/35        3,156,690
    1,600    Pingree Grove Vlg IL Rev Cambridge Lakes
             Learning Ctr..............................        6.000   06/01/36        1,610,848
    1,996    Plano, IL Spl Svc Area No 1 Lakewood
             Springs Proj Ser A........................        6.200   03/01/34        2,139,112
    1,370    Quad Cities Reg Econ Dev Auth IL Multi-
             Family Hsg Heritage Woods Moline Slf Proj
             (AMT).....................................        6.000   12/01/41        1,385,344
    2,095    Regional Tran Auth IL Ser B (AMBAC
             Insd).....................................        8.000   06/01/17        2,776,315
      930    Sterling, IL Rev Hoosier Care Proj Ser
             A.........................................        7.125   06/01/34          960,727
    1,925    Volo Vlg, IL Spl Svc Area No 3 Symphony
             Meadows Proj Ser 1........................        6.000   03/01/36        2,011,972
    3,135    Wheeling, IL Tax Increment Rev N
             Milwaukee/ Lake Cook Tif Proj.............        6.000   01/01/25        3,197,857
    5,633    Yorkville, IL Utd City Spl Svc Area Spl
             Tax No 2004 107 Raintree Vlg IL Proj......        6.250   03/01/35        6,030,183
    1,981    Yorkville, IL Utd City Spl Svc Area Spl
             Tax No 4 104 Mpi Grade Res Proj...........        6.375   03/01/34        2,127,059
                                                                                  --------------
                                                                                     147,019,931
                                                                                  --------------
             INDIANA  0.9%
      825    Crawfordsville, IN Redev Cmnty Redev Dist
             Tax Increment Rev (Acquired 10/15/97, Cost
             $825,000) (b) (c).........................        7.000   02/01/12          842,754
    1,865    Indiana Hlth Fac Fin Auth Rev Hoosier Care
             Proj Ser A................................        7.125   06/01/34        1,926,414
    6,500    Indiana Hlth Fac Hosp Rev Cmnty Fndtn
             Northwest IN Ser A........................        6.000   03/01/34        6,971,380
    2,000    Petersburg, IN Pollutn Ctl Rev IN Pwr & Lt
             (AMT).....................................        6.375   11/01/29        2,166,680
    1,810    Portage, IN Spl Impt Dist Rev Marina
             Shores Proj...............................        6.375   03/01/35        1,868,952
      470    Saint Joseph Cnty, IN Econ Dev Rev Holy
             Cross Vlg Notre Dame Proj Ser A...........        6.000   05/15/38          498,412

See Notes to Financial Statements                                             23

VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)        DESCRIPTION                                   COUPON      MATURITY       VALUE
------------------------------------------------------------------------------------------------
             INDIANA (CONTINUED)
$     265    Saint Joseph Cnty, IN Econ Dev Rev Holy
             Cross Vlg Notre Dame Proj A...............        5.700%  05/15/28   $      270,189
      230    Saint Joseph Cnty, IN Econ Dev Rev Holy
             Cross Vlg Notre Dame Proj A...............        6.000   05/15/26          245,628
                                                                                  --------------
                                                                                      14,790,409
                                                                                  --------------
             IOWA  1.0%
    1,000    Bremer Cnty, IA Retirement Fac Rev Bartels
             Lutheran Ser A............................        5.375   11/15/27        1,026,300
    2,000    Estherville, IA Hosp Rev Avera Holy Family
             Proj......................................        6.250   07/01/26        2,128,500
      375    Evansdale, IA Hlthcare Westn Home Proj....        6.000   11/01/26          383,520
    3,400    Evansdale, IA Hlthcare Westn Home Proj Ser
             A (c).....................................        6.000   11/01/26        3,464,396
    1,520    Iowa Fin Auth Hlthcare Fac Care
             Initiatives Proj Rfdg (Prerefunded @
             07/01/11).................................        9.250   07/01/25        1,855,023
    3,250    Iowa Fin Auth Hlth Fac Dev Rev Care
             Initiatives Proj Ser A (g)................        5.500   07/01/25        3,421,828
      500    Iowa Fin Auth Retirement Cmnty Friendship
             Haven Proj Ser A..........................        5.750   11/15/19          504,865
      500    Iowa Fin Auth Retirement Cmnty Friendship
             Haven Proj Ser A..........................        6.000   11/15/24          509,725
      800    Iowa Fin Auth Retirement Cmnty Friendship
             Haven Proj Ser A..........................        6.125   11/15/32          826,696
      350    Iowa Fin Auth Sr Hsg Rev Bethany Life
             Cmnty Proj Rfdg Ser A.....................        5.450   11/01/26          352,313
    1,000    Iowa Fin Auth Sr Hsg Rev Bethany Life
             Cmnty Proj Rfdg Ser A.....................        5.550   11/01/41        1,006,830
    1,000    Polk Cnty, IA Hlthcare Fac Rev Luther Pk
             Hlth Ctr Inc Proj.........................        6.150   10/01/36        1,028,690
                                                                                  --------------
                                                                                      16,508,686
                                                                                  --------------
             KANSAS  0.6%
    1,000    Lenexa, KS Hlthcare Fac Rev Lakeview Vlg
             Inc Ser B.................................        6.250   05/15/26        1,021,070
    2,000    Manhattan, KS Hlthcare Fac Rev Meadowlark
             Hills Retirement Ser A....................        5.000   05/15/24        2,022,860
    1,500    Manhattan, KS Hlthcare Fac Rev Meadowlark
             Hills Retirement Ser A....................        5.000   05/15/36        1,496,490
    1,000    Olathe, KS Sr Living Fac Rev Catholic Care
             Campus Inc Ser A..........................        6.000   11/15/26        1,067,720

 24                                            See Notes to Financial Statements

VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)        DESCRIPTION                                   COUPON      MATURITY       VALUE
------------------------------------------------------------------------------------------------
             KANSAS (CONTINUED)
$   1,000    Olathe, KS Sr Living Fac Rev Catholic Care
             Campus Inc Ser A..........................        6.000%  11/15/38   $    1,070,390
    1,570    Overland Pk, KS Trans Dev Dist Spl Assmt
             Grass Creek Proj (g)......................        5.125   09/01/28        1,594,963
    1,500    Overland Pk, KS Dev Corp Rev First Tier
             Overland Pk Ser A.........................        7.375   01/01/32        1,636,050
                                                                                  --------------
                                                                                       9,909,543
                                                                                  --------------
             LOUISIANA  0.8%
    1,965    Louisiana Hsg Fin Agy Rev Azalea Estates
             Rfdg Ser A (GNMA Collateralized) (AMT)....        5.375   10/20/39        2,057,650
    4,100    Louisiana Loc Govt Environment Fac Cmnty
             Dev Auth Rev Hlthcare Saint James Place
             Rfdg Ser A................................        7.000   11/01/25        4,275,972
    1,800    Louisiana Loc Govt Environment Fac Cmnty
             Dev Auth Rev Hlthcare Saint James Place
             Rfdg Ser A................................        7.000   11/01/29        1,874,916
    1,500    Louisiana Pub Fac Auth Rev Progressive
             Hlthcare..................................        6.375   10/01/20        1,530,405
    1,000    Louisiana Pub Fac Auth Rev Progressive
             Hlthcare..................................        6.375   10/01/28        1,018,050
    2,890    Louisiana St Univ & Agric & Mechanical
             College Univ Rev Master Agreement
             (Acquired 11/30/98, Cost $2,973,329)
             (b).......................................        5.750   10/30/18        2,891,296
                                                                                  --------------
                                                                                      13,648,289
                                                                                  --------------
             MARYLAND  1.8%
    1,000    Baltimore Cnty, MD Mtg Rev Shelter Elder
             Care Ser A................................        7.250   11/01/29        1,042,710
    1,500    Brunswick, MD Spl Oblg Brunswick Crossing
             Spl Taxing................................        5.500   07/01/36        1,538,685
    4,000    Frederick Cnty, MD Spl Oblig Urbana Cmnty
             Dev Auth Ser A............................        5.950   07/01/30        4,093,280
    1,000    Frederick Cnty, MD Spl Oblig Urbana Cmnty
             Dev Auth Ser B............................        6.250   07/01/30        1,023,470
    1,500    Howard Cnty Md Retirement Rfdg Vantage
             House Fac Ser A (g).......................        5.250   04/01/27        1,544,715
    1,000    Howard Cnty Md Retirement Rfdg Vantage
             House Fac Ser A (g).......................        5.250   04/01/33        1,025,820
    1,500    Howard Cnty Md Retirement Rfdg Vantage
             House Fac Ser B (g).......................        5.250   04/01/37        1,535,160
      230    Maryland St Econ Dev Corp Air Cargo Rev
             Afco Cargo BWI II LLC Proj (AMT) (c)......        6.250   07/01/07          230,449
    1,180    Maryland St Econ Dev Corp MD Golf Course
             Sys (Prerefunded @ 06/01/11)..............        8.250   06/01/28        1,362,841
    1,500    Maryland St Economic Dev Corp Sr Lien Proj
             Chesapeake Bay Ser B (g)..................        5.250   12/01/31        1,539,360

See Notes to Financial Statements                                             25

VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)        DESCRIPTION                                   COUPON      MATURITY       VALUE
------------------------------------------------------------------------------------------------
             MARYLAND (CONTINUED)
$   3,000    Maryland St Hlth & Higher Ed Fac Auth Rev
             Carroll Hosp Ctr (g)......................        5.000%  07/01/40   $    3,085,980
    1,540    Maryland St Hlth & Higher Ed Calvert Hlth
             Sys.......................................        5.500   07/01/36        1,653,005
    1,500    Maryland St Hlth & Higher Ed Fac Auth Rev
             Washington Christian Academy..............        5.500   07/01/38        1,544,940
    1,000    Maryland St Hlth & Higher Ed Medstar Hlth
             Rfdg......................................        5.500   08/15/33        1,065,670
    3,000    Montgomery Cnty, MD Econ Dev Editorial
             Proj In Ed Ser A (Acquired 09/28/98, Cost
             $3,000,000) (b)...........................        6.400   09/01/28        2,700,570
    2,863    Prince Georges Cnty, MD Rev (Prerefunded @
             10/01/07) (d).............................        7.000   04/01/16        2,905,258
    1,000    Westminster, MD Econ Dev Carroll Lutheran
             Vlg Ser A.................................        6.000   05/01/24        1,061,140
    1,500    Westminster, MD Econ Dev Carroll Lutheran
             Vlg Ser A.................................        6.250   05/01/34        1,602,810
                                                                                  --------------
                                                                                      30,555,863
                                                                                  --------------
             MASSACHUSETTS  1.9%
    1,000    Massachusetts St Dev Fin Agy Briarwood Ser
             B (Prerefunded @ 12/01/10)................        8.000   12/01/22        1,149,920
      250    Massachusetts St Dev Fin Agy Rev Evergreen
             Ctr Inc...................................        5.000   01/01/24          248,997
      500    Massachusetts St Dev Fin Agy Rev Evergreen
             Ctr Inc...................................        5.500   01/01/35          514,085
      735    Massachusetts St Dev Fin Agy Rev Gtr Lynn
             Mental Hlth (Prerefunded @ 06/01/08)
             (Acquired 07/27/00, Cost $733,600) (b)....        7.750   06/01/18          780,313
    1,880    Massachusetts St Dev Fin Agy Rev Hillcrest
             Ed Ctr Inc................................        6.375   07/01/29        1,925,703
    2,890    Massachusetts St Dev Fin Agy Rev Hlthcare
             Fac Alliance Ser A........................        7.100   07/01/32        3,015,802
    1,000    Massachusetts St Dev Fin Agy Rev MCHSP
             Human Svc Providers Ser A (Prerefunded @
             07/01/10).................................        8.000   07/01/20        1,131,370
    3,585    Massachusetts St Dev Fin Agy Rev New
             England Ctr For Children..................        6.000   11/01/19        3,700,939
    3,000    Massachusetts St Dev Fin Agy Rev First Mtg
             Reeds Accd Invt Rfdg......................        5.750   10/01/31        3,009,030
    1,000    Massachusetts St Health & Ed Fac Auth Rev
             Milford Reg Med Ser E.....................        5.000   07/15/32        1,028,300
    3,100    Massachusetts St Hlth & Ed Civic Invt Ser
             B.........................................        9.150   12/15/23        3,794,059
      891    Massachusetts St Hlth & Ed Nichols College
             Issue Ser C...............................        6.000   10/01/17          941,618
    1,000    Massachusetts St Hlth & Ed Northrn
             Berkshire Hlth Ser B......................        6.250   07/01/24        1,070,460

 26                                            See Notes to Financial Statements

VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)        DESCRIPTION                                   COUPON      MATURITY       VALUE
------------------------------------------------------------------------------------------------
             MASSACHUSETTS (CONTINUED)
$     515    Massachusetts St Indl Fin Agy Rev First
             Mtg GF/Pilgrim Inc Proj...................        6.500%  10/01/15   $      478,167
    2,000    Massachusetts St Indl Fin Agy Rev First
             Mtg GF/Pilgrim Inc Proj...................        6.750   10/01/28        1,771,380
    1,940    Massachusetts St Indl Fin Agy Rev First
             Mtg Reeds Landing Proj (Prerefunded @
             10/01/08) (d) (i).........................   7.35/7.450   10/01/28        2,091,960
      220    Massachusetts St Indl Fin Agy Rev Gtr Lynn
             Mental Hlth (Acquired 06/24/98, Cost
             $220,000) (b) (h).........................        6.200   06/01/08          225,557
    2,130    Massachusetts St Indl Fin Agy Rev Gtr Lynn
             Mental Hlth (Prerefunded @ 06/01/08)
             (Acquired 06/24/98, Cost $2,130,000)
             (b).......................................        6.375   06/01/18        2,228,704
    2,800    Massachusetts St Indl Fin Agy Rev Swr Fac
             Res Ctl Composting (AMT) (Acquired
             08/10/89, Cost $2,800,000) (b)............        9.250   6/01/10         2,817,052
                                                                                  --------------
                                                                                      31,923,416
                                                                                  --------------
             MICHIGAN  3.8%
    2,500    Chelsea, MI Econ Dev Corp Rev Utd
             Methodist Retirement Rfdg.................        5.400   11/15/27        2,524,125
      835    Detroit, MI Loc Dev Fin Auth Tax Increment
             Sub Ser C (Acquired 09/08/97, Cost
             $835,000) (b).............................        6.850   05/01/21          852,777
    1,000    Gaylord, MI Hosp Fin Auth Ltd Oblig Rev
             Otsego Mem Hosp Rfdg......................        6.500   01/01/31        1,050,100
    1,700    Hillsdale, MI Hosp Fin Hillsdale Cmnty
             Hlth Ctr..................................        5.000   05/15/13        1,699,014
    4,000    Kent Hosp Fin Auth MI Rev Metro Hosp Proj
             Ser A.....................................        6.250   07/01/40        4,455,920
    2,390    Meridian, MI Econ Dev Corp Ltd Oblig Rev
             First Mtg Burcham Hills Rfdg Ser A........        7.500   07/01/13        2,441,385
    3,430    Meridian, MI Econ Dev Corp Ltd Oblig Rev
             First Mtg Burcham Hills Rfdg Ser A........        7.750   07/01/19        3,504,122
   13,380    Michigan St Hosp Fin Auth Rev Henry Ford
             Hlth Sys Rfdg Ser A (o)...................        5.250   11/15/46       14,135,836
    2,735    Michigan St Hosp Fin Auth Rev Hosp Pontiac
             Osteopathic Rfdg Ser A....................        6.000   02/01/14        2,735,821
    1,500    Michigan St Hosp Fin Auth Rev Hosp Pontiac
             Osteopathic Rfdg Ser A....................        6.000   02/01/24        1,500,765
    2,000    Michigan St Hosp Fin Auth Rev Presbyterian
             Vlg Rfdg..................................        5.500   11/15/35        2,080,060
   20,660    Wayne Cnty, MI Arpt Auth Rev Detroit Met
             Wayne Cnty Arpt (o).......................        5.250   12/01/24       22,082,131
    5,120    Wenonah Pk Ppty Inc Bay City Hotel Rev
             Bd........................................        7.500   04/01/33        4,352,666
                                                                                  --------------
                                                                                      63,414,722
                                                                                  --------------

See Notes to Financial Statements                                             27

VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)        DESCRIPTION                                   COUPON      MATURITY       VALUE
------------------------------------------------------------------------------------------------
             MINNESOTA  5.7%
$     700    Aitkin, MN Hlth Care Fac Riverwood
             Hlthcare Ctr Rfdg (g).....................        5.500%  2/01/24    $      720,671
    2,540    Aitkin, MN Hlth Care Fac Riverwood
             Hlthcare Ctr Rfdg (g).....................        5.600   02/01/32        2,620,670
    2,000    Aitkin, MN Hlth Fac Rev Riverwood Hlthcare
             Ctr Proj (Prerefunded @ 02/01/11).........        7.750   02/01/31        2,274,800
    1,000    Cambridge, MN Hsg & Hlthcare Fac Rev
             Grandview West Proj Ser B.................        6.000   10/01/33        1,004,460
    2,000    Carlton, MN Hlth & Hsg Fac Inter Faith
             Social Svc Inc Proj (Prerefunded @
             04/01/10).................................        7.500   04/01/19        2,222,700
    2,000    Carlton, MN Hlth & Hsg Fac Inter Faith
             Social Svc Inc Proj (Prerefunded @
             04/01/10).................................        7.750   04/01/29        2,243,620
    2,700    Carlton, MN Hlthcare & Hsg Fac Rev Inter
             Faith Care Ctr Proj Rfdg..................        5.700   04/01/36        2,755,404
    2,250    Cuyuna Range Hosp Dist MN Hlth Fac Gross
             Rev.......................................        5.500   06/01/35        2,339,482
    2,100    Dakota Cnty Minn Cmnty Dev Agy Multi-
             Family Hsg Rev Commons On Marice Proj Rfdg
             Ser A.....................................        5.000   05/01/42        2,093,007
      790    Duluth, MN Econ Dev Auth Hlthcare Fac Rev
             Saint Lukes Hosp..........................        6.000   06/15/12          829,121
    1,500    Duluth, MN Econ Dev Auth Hlthcare Fac Rev
             Saint Lukes Hosp..........................        7.250   06/15/32        1,659,435
    2,000    Glencoe, MN Hlthcare Fac Rev (Prerefunded
             @ 04/01/11)...............................        7.500   04/01/31        2,267,660
    1,400    Minneapolis, MN Student Hsg Rev Riverton
             Cmnty Hsg Proj Ser A......................        5.600   08/01/26        1,413,916
    3,100    Minneapolis, MN Student Hsg Rev Riverton
             Cmnty Hsg Proj Ser A......................        5.700   08/01/40        3,127,404
    1,000    Minneapolis, MN Tax Increment Rev Ivy
             Tower Proj................................        5.700   02/01/29        1,024,850
    6,695    Minneapolis & Saint Paul MN Metro Arpt Rev
             Sub Ser B (AMBAC Insd) (AMT) (c)..........        5.000   01/01/21        7,023,256
    7,385    Minneapolis & Saint Paul MN Metro Arpt Rev
             Sub Ser B (AMBAC Insd) (AMT) (c)..........        5.000   01/01/23        7,722,273
      900    Minnesota Agric & Econ Dev Brd Rev
             Hlthcare Benedictine Proj Ser A...........        5.500   08/01/23          916,317
      875    Minnesota Agric & Econ Dev Brd Rev
             Hlthcare Benedictine Proj Ser A...........        5.750   02/01/30          895,134
    3,770    Moorhead, MN Sr Hsg Rev Sheyenne Crossing
             Proj......................................        5.650   04/01/41        3,826,550
    2,150    New Ulm, MN Econ Dev Auth Hadc Ridgeway
             Proj Rfdg Ser A (GTY AGMT)................        6.000   06/01/41        2,199,751
      875    New Ulm, MN Econ Dev Auth Hadc Ridgeway
             Proj Rfdg Ser A (GTY AGMT)................        5.750   06/01/28          893,454

 28                                            See Notes to Financial Statements

VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)        DESCRIPTION                                   COUPON      MATURITY       VALUE
------------------------------------------------------------------------------------------------
             MINNESOTA (CONTINUED)
$     850    Northwest, MN Multi-Cnty Hsg & Redev Auth
             Govt Hsg Rev Pooled Hsg Prog Rfdg.........        5.250%  07/01/26   $      843,319
    2,340    Northwest, MN Multi-Cnty Hsg & Redev Auth
             Govt Hsg Rev Pooled Hsg Pgm Rfdg..........        5.450   07/01/41        2,320,040
    2,500    Northwest, MN Multi-Cnty Pooled Hsg Prog
             Rfdg Ser A................................        6.250   07/01/40        2,547,250
    1,500    Oakdale, MN Rev Sr Hsg Oak Meadows Proj
             Rfdg......................................        6.250   04/01/34        1,574,745
    2,450    Oronoco, MN Multi-Family Hsg Rev Wedum
             Shorewood Campus Proj Rfdg................        5.400   06/01/41        2,458,232
    1,350    Park Rapids, MN Hsg Hlth Fac Cdl Homes LLC
             Proj (j)..................................        5.400   08/01/36        1,366,186
    1,100    Pine City Minn Lease Rev Lakes Intl
             Language Academy Ser A....................        6.250   05/01/35        1,122,451
    2,000    Prior Lake, MN Sr Hsg Rev Shepards Path
             Ser B.....................................        5.700   08/01/36        2,064,100
    2,000    Prior Lake, MN Sr Hsg Rev Shepards Path
             Ser B.....................................        5.750   08/01/41        2,041,520
    1,425    Ramsey, MN Lease Rev Pact Charter Sch Proj
             Ser A.....................................        6.750   12/01/33        1,537,518
    1,500    Saint Cloud, MN Hsg & Redev Auth Sterling
             Heights Apt Proj (AMT)....................        7.550   04/01/39        1,592,430
    2,355    Saint Louis Park, MN Rev Roitenberg Family
             Asstd Proj Rfdg (g).......................        5.700   08/15/41        2,408,435
    1,000    Saint Paul, MN Hsg & Redev Auth Higher
             Ground Academy Rfdg Ser A.................        6.625   12/01/23        1,072,260
      400    Saint Paul, MN Hsg & Redev Auth Hmong
             Academy Proj Ser A........................        5.750   09/01/26          413,044
    1,000    Saint Paul, MN Hsg & Redev Auth Hmong
             Academy Proj Ser A........................        6.000   09/01/36        1,035,210
    5,000    Saint Paul, MN Hsg & Redev Auth Hosp Rev
             Hlth East Proj............................        6.000   11/15/35        5,509,900
    2,185    Saint Paul, MN Hsg & Redev Auth Lease Rev
             Hope Cmnty Academy Proj...................        6.250   12/01/33        2,265,736
    2,295    Saint Paul, MN Hsg & Redev Auth LSE Rev
             Rfdg (k)..................................        6.750   01/01/35        1,011,498
    1,000    Saint Paul, MN Hsg & Redev Cmnty of Peace
             Academy Proj Ser A
             (Prerefunded @ 12/01/10)..................        7.875   12/01/30        1,154,380
    2,250    Saint Paul, MN Port Auth Hotel Fac Rev
             Radisson Kellogg Proj Rfdg Ser 2
             (Prerefunded @ 08/01/08)..................        7.375   08/01/29        2,421,405
    1,250    Saint Paul, MN Port Auth Lease Rev
             Hltheast Midway Campus 03 Ser A...........        5.875   05/01/30        1,294,625
      700    Saint Paul, MN Port Auth Lease Rev
             Hltheast Midway Campus 03 Ser B...........        6.000   05/01/30          726,257

See Notes to Financial Statements                                             29

VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)        DESCRIPTION                                   COUPON      MATURITY       VALUE
------------------------------------------------------------------------------------------------
             MINNESOTA (CONTINUED)
$   1,000    Shakopee, MN Hlthcare Saint Francis Regl
             Med Ctr...................................        5.250%  09/01/34   $    1,046,510
    1,000    Vadnais Heights, MN Lease Rev Agric & Food
             Sciences Ser A............................        6.375   12/01/24        1,023,790
    1,000    Vadnais Heights, MN Lease Rev Agric & Food
             Sciences Ser A............................        6.600   12/01/34        1,021,730
    1,450    Winona, MN Hlthcare Winona Hlth Ser A.....        6.000   07/01/34        1,579,282
                                                                                  --------------
                                                                                      95,525,788
                                                                                  --------------
             MISSISSIPPI  0.0%
      615    Mississippi Bus Fin Corp (AMT)............        7.250   07/01/34          676,789
                                                                                  --------------

             MISSOURI  3.0%
    1,500    Carthage, MO Hosp Rev.....................        5.875   04/01/30        1,535,235
    8,500    Carthage, MO Hosp Rev.....................        6.000   04/01/38        8,698,645
    1,250    Cole Cnty, MO Indl Dev Auth Sr Living Fac
             Rev Lutheran Svc Heisinger Proj...........        5.500   02/01/35        1,316,762
      910    Fenton, MO Tax Increment Rev & Impt
             Gravois Bluffs Proj Rfdg (Prerefunded @
             10/01/11).................................        6.125   10/01/21        1,018,244
      960    Fenton, MO Tax Increment Rev & Impt
             Gravois Bluffs Proj Rfdg (Prerefunded @
             10/01/12).................................        7.000   10/01/21        1,097,789
    1,300    Ferguson, MO Tax Increment Rev Crossings
             at Halls Ferry Proj.......................        5.000   04/01/17        1,287,403
      120    Ferguson, MO Tax Increment Rev Crossings
             at Halls Ferry Proj (h)...................        7.250   04/01/07          120,011
    3,095    Ferguson, MO Tax Increment Rev Crossings
             at Halls Ferry Proj (Prerefunded @
             04/01/07).................................        7.625   04/01/17        3,157,179
      209    Ferguson, MO Tax Increment Rev Crossings
             at Halls Ferry Proj (Prerefunded @
             04/01/07).................................        7.625   04/01/18          213,199
    2,590    Hermann, MO Area Hosp Dist Hosp Rev.......        5.100   09/01/31        2,580,935
    3,000    Joplin, MO Indl Dev Auth Hlth Fac Rev
             Freeman Hlth Sys Proj.....................        5.500   02/15/29        3,213,420
    2,000    Kansas City, MO Indl Dev Auth First Mtg
             Bishop Spencer Ser A......................        6.250   01/01/24        2,111,500
    1,500    Kansas City, MO Indl Dev Auth First Mtg
             Bishop Spencer Ser A......................        6.500   01/01/35        1,592,505
      968    Kansas City, MO Indl Dev Auth Multi-Family
             Hsg Rev Brentwood Manor Apt Proj Ser B
             (AMT).....................................        7.250   10/15/38        1,008,637
    3,000    Kansas City, MO Indl Dev Plaza Lib Proj...        5.900   03/01/24        3,039,900
    1,753    Kansas City, MO Multi-Family Hsg Rev
             Northwoods Apts Proj Ser A (AMT)..........        6.450   05/01/40        1,863,790
    3,000    Missouri St Health & Ed Fac Auth Hlth Fac
             Rev BJC Sys Ser A.........................        5.000   05/15/22        3,154,140

 30                                            See Notes to Financial Statements

VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)        DESCRIPTION                                   COUPON      MATURITY       VALUE
------------------------------------------------------------------------------------------------
             MISSOURI (CONTINUED)
$   2,220    Nevada, MO Hosp Rev Nevada Regl Med Ctr
             (Prerefunded @ 10/01/11)..................        6.750%  10/01/22   $    2,504,981
    2,750    Saint Joseph, MO Indl Dev Auth Hlthcare
             Rev Living Cmnty Saint Joseph Proj........        7.000   08/15/32        2,790,397
      500    Saint Joseph, MO Indl Dev Auth Tax
             Increment Rev Shoppes at North Vlg Proj
             Ser A.....................................        5.100   11/01/19          504,015
    1,000    Saint Joseph, MO Indl Dev Auth Tax
             Increment Rev Shoppes at North Vlg Proj
             Ser A.....................................        5.500   11/01/27        1,025,800
    4,720    Saline Cnty, MO Indl Dev Auth Hlth Fac Rev
             (Acquired 01/12/99, Cost $4,727,371)
             (b).......................................        6.500   12/01/28        4,860,562
    1,000    Sikeston, MO Elec Rev Rfdg (MBIA Insd)....        6.000   06/01/15        1,156,020
                                                                                  --------------
                                                                                      49,851,069
                                                                                  --------------
             MONTANA  0.2%
    1,000    Montana Fac Fin Auth Rev Sr Living Saint
             Johns Lutheran Ser A (g)..................        6.000   05/15/25        1,037,600
    2,000    Montana Fac Fin Auth Rev Sr Living Saint
             Johns Lutheran Ser A (g)..................        6.125   05/15/36        2,097,220
                                                                                  --------------
                                                                                       3,134,820
                                                                                  --------------
             NEVADA  0.8%
    3,500    Clark Cnty, NV Indl Dev Southwest Gas Corp
             Proj Ser D1 (FGIC Insd) (AMT).............        5.250   03/01/38        3,714,900
    2,400    Director St NV Dept Business & Industry
             Las Vegas Monorail Proj Second Tier.......        7.375   01/01/40        2,525,256
    3,000    Henderson, NV Hlthcare Fac Rev Catholic
             Hlthcare West Ser A.......................        5.625   07/01/24        3,232,620
    1,000    Las Vegas, NV Loc Impt Bds Spl Impt Dist
             No 607....................................        6.000   06/01/19        1,031,680
    2,375    Reno Nev Redev Agy Tax Allocat Sub Lien
             Ser C.....................................        5.400   06/01/27        2,396,090
                                                                                  --------------
                                                                                      12,900,546
                                                                                  --------------
             NEW HAMPSHIRE  0.4%
    1,500    New Hampshire Hlth & Ed Fac Hlthcare Sys
             Covenant Hlth.............................        5.500   07/01/34        1,596,135
    1,690    New Hampshire Hlth & Ed Fac Auth Rev
             Huntington at Nashua Ser A................        6.875   05/01/33        1,809,246
    1,500    New Hampshire Hlth & Ed Fac Speare Mem
             Hosp......................................        5.875   07/01/34        1,582,020
    1,000    New Hampshire St Business Fin Auth Rev
             Alice Peck Day Hlth Sys Ser A.............        6.875   10/01/19        1,056,790
                                                                                  --------------
                                                                                       6,044,191
                                                                                  --------------

See Notes to Financial Statements                                             31

VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)        DESCRIPTION                                   COUPON      MATURITY       VALUE
------------------------------------------------------------------------------------------------
             NEW JERSEY  2.7%
$   1,000    Middlesex Cnty, NJ Pollutn Ctl
             Amerada Rfdg..............................        6.050%  09/15/34   $    1,084,410
    2,000    New Jersey Econ Dev Auth Cedar Crest Vlg
             Inc Fac Ser A (Prerefunded @ 11/15/08)....        7.000   11/15/16        2,097,720
    2,500    New Jersey Econ Dev Auth Econ Dev Rev Utd
             Methodist Homes Ser A1....................        6.000   07/01/18        2,705,925
    2,000    New Jersey Econ Dev Auth First Mtg
             Franciscan Oaks Proj......................        5.700   10/01/17        2,041,300
    1,230    New Jersey Econ Dev Auth First Mtg Lions
             Gate Proj A...............................        5.875   01/01/37        1,288,942
      750    New Jersey Econ Dev Auth First Mtg
             Seashore Gardens Proj.....................        5.300   11/01/26          761,340
      900    New Jersey Econ Dev Auth First Mtg
             Seashore Gardens Proj.....................        5.375   11/01/36          917,172
    1,000    New Jersey Econ Dev Auth Retirement Cmnty
             Rev Ser A (Prerefunded @ 11/15/08)........        8.125   11/15/18        1,063,590
    1,000    New Jersey Econ Dev Auth Retirement Cmnty
             Rev Ser A (Prerefunded @ 11/15/10)........        8.000   11/15/15        1,149,090
    1,440    New Jersey Econ Dev Auth Retirement Cmnty
             Rev Ser A (Prerefunded @ 11/15/10)........        8.125   11/15/23        1,660,306
      710    New Jersey Econ Dev Auth Rev First Mtg
             Lions Gate Proj A.........................        5.750   01/01/25          738,726
    1,365    New Jersey Econ Dev Auth Rev Kullman Assoc
             Proj Ser A (AMT)..........................        6.125   06/01/18        1,292,423
    2,000    New Jersey Econ Dev Auth Rev Sr Living Fac
             Esplanade Bear (AMT)......................        7.000   06/01/39        1,467,200
    1,500    New Jersey Econ Dev Auth Sr Mtg Arbor Glan
             Proj Ser A................................        6.000   05/15/28        1,549,545
    3,500    New Jersey Econ Dev Auth Utd Methodist
             Homes NJ Oblig............................        5.750   07/01/29        3,584,455
      900    New Jersey Hlthcare Fac Fin Auth Rev
             Avalon at Hillsborough Ser A (AMT)........        6.375   07/01/25          916,614
      575    New Jersey Hlthcare Fac Fin Auth Rev
             Avalon at Hillsborough Ser A (AMT)........        6.625   07/01/35          586,086
    8,840    New Jersey Hlthcare Fac Fin Auth Rev Cap
             Apprec St Barnabas Hlth Ser B.............       *        07/01/35        2,095,787
    7,780    New Jersey Hlthcare Fac Fin Auth Rev Cap
             Apprec St Barnabas Hlth Ser B.............       *        07/01/36        1,752,912
    7,155    New Jersey Hlthcare Fac Fin Auth Rev Cap
             Apprec St Barnabas Hlth Ser B.............       *        07/01/37        1,527,449
    3,225    New Jersey Hlthcare Fac Fin Auth Rev Cap
             Hlth Sys Oblig Grp Ser A..................        5.375   07/01/33        3,369,931
      645    New Jersey Hlthcare Fac Fin Auth Rev
             Raritan Bay Med Ctr Issue Rfdg............        7.250   07/01/14          665,414
    5,000    New Jersey Hlthcare Fac Fin Auth Rev St
             Barnabas Hlthcare Sys Ser A...............        5.000   07/01/29        5,145,500

 32                                            See Notes to Financial Statements

VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)        DESCRIPTION                                   COUPON      MATURITY       VALUE
------------------------------------------------------------------------------------------------
             NEW JERSEY (CONTINUED)
$   4,740    New Jersey Hlthcare Fac Fin Auth Rev St
             Barnabas Hlthcare Sys Ser B...............       *        07/01/34   $    1,185,664
    3,000    New Jersey Hlthcare Fac Fin Inst Inc
             Cherry Hill Proj..........................        8.000%  07/01/27        3,064,140
      970    New Jersey St Ed Fac Auth Rev Felician
             College of Lodi Ser D (Acquired 11/07/97,
             Cost $1,275,000) (b)......................        7.375   11/01/22        1,007,520
                                                                                  --------------
                                                                                      44,719,161
                                                                                  --------------
             NEW MEXICO  0.6%
    4,010    Albuquerque, NM Retirement Fac Rev La Vida
             Llena Proj Rfdg Ser B.....................        6.600   12/15/28        4,176,174
    1,505    Cabezon Pub Impt Dist NM Spl Levg Rev.....        6.000   09/01/24        1,581,304
      991    New Mexico Hsg Auth Region lll Sr
             Brentwood Gardens Apt Ser A (AMT).........        6.850   12/01/31        1,072,480
    2,000    New Mexico St Hosp Equip Ln Council Hosp
             Rev Rehoboth Proj Ser A Rfdg..............        5.250   08/15/26        1,987,860
      750    Ventana West Pub Impt Dist NM.............        6.875   08/01/33          812,670
                                                                                  --------------
                                                                                       9,630,488
                                                                                  --------------
             NEW YORK  6.7%
    1,000    Amherst, NY Indl Dev Agy Civic Beechwood
             Health Care Ctr Inc.......................        5.200   01/01/40        1,013,980
      955    Bethlehem, NY Indl Dev Agy Sr Hsg Rev Van
             Allen Proj Ser A (Prerefunded @
             06/01/09).................................        6.875   06/01/39        1,037,101
    1,000    Brookhaven, NY Indl Dev Agy Mem Hosp Med
             Ctr Inc Ser A (Prerefunded @ 11/15/10)....        8.125   11/15/20        1,146,760
    1,400    Brookhaven, NY Indl Dev Agy Sr Residential
             Hsg Rev Woodcrest Estates Fac Ser A
             (AMT).....................................        6.375   12/01/37        1,448,524
    1,000    Dutchess Cnty, NY Indl Dev Agy Civic Fac
             Rev Elant Fishkill Inc Ser A..............        5.250   01/01/37        1,010,800
    3,330    Dutchess Cnty, NY Indl Dev Agy Saint
             Francis Hosp Rfdg Ser A...................        7.500   03/01/29        3,707,888
    1,700    East Rochester, NY Hsg Auth Rev Sr Living
             Woodland Vlg Proj Rfdg....................        5.500   08/01/33        1,752,700
    2,000    Erie Cnty, NY Indl Dev Agy Rev Orchard Pk
             CCRC Inc Proj Ser A.......................        6.000   11/15/36        2,138,580
    1,840    Monroe Cnty, NY Indl Dev Agy Woodland Vlg
             Proj (Prerefunded @ 11/15/10).............        8.000   11/15/15        2,076,109
   18,175    New York City Indl Dev Agy Rev Liberty 7
             World Trade Ctr Ser A.....................        6.250   03/01/15       19,300,396
   15,400    New York City Indl Dev Agy Rev Liberty 7
             World Trade Ctr Ser A.....................        6.500   03/01/35       16,394,070
   10,000    New York City Mun Wtr Fin Auth Wtr & Swr
             Sys Rev Ser D.............................        5.000   06/15/36       10,477,900
    2,975    New York City Ser A.......................        7.000   08/01/07        3,005,970
   17,780    New York, NY City Indl Dev Agy Liberty 7
             World Trade Ctr Ser A (o).................        6.250   03/01/15       18,880,849

See Notes to Financial Statements                                             33

VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)        DESCRIPTION                                   COUPON      MATURITY       VALUE
------------------------------------------------------------------------------------------------
             NEW YORK (CONTINUED)
$   3,870    New York St Dorm Auth Rev Nonst Supported
             Debt NYU Hosp Ctr Ser A...................        5.000%  07/01/36   $    3,963,306
    2,500    New York St Energy Resh & Dev Auth Gas Fac
             Rev (e)...................................        8.822   04/01/20        2,718,675
    1,940    Saratoga Cnty, NY Indl Dev Agy Sr Hsg Rev
             Highpointe at Malta Proj Ser A............        6.875   06/01/39        2,122,049
    1,000    Suffolk Cnty, NY Gurwin Jewish Phase II...        6.700   05/01/39        1,095,120
    1,000    Suffolk Cnty, NY Indl Dev Agy Continuing
             Care Retirement Cmnty Rev Ser A
             (Prerefunded @ 11/01/09)..................        7.250   11/01/28        1,104,280
    1,445    Suffolk Cnty, NY Indl Dev Agy Peconic
             Landing Ser A.............................        8.000   10/01/20        1,600,626
    2,875    Suffolk Cnty, NY Indl Dev Agy Eastern Long
             Is Hosp Assoc Ser A.......................        7.750   01/01/22        3,072,484
    1,280    Suffolk Cnty, NY Indl Dev Agy Indl Dev Rev
             Spellman High Voltage Fac Ser A (AMT).....        6.375   12/01/17        1,294,528
    4,000    Suffolk Cnty, NY Indl Dev Agy Medford
             Hamlet Asstd Living Proj (AMT)............        6.375   01/01/39        4,111,720
    1,000    Syracuse, NY Indl Dev Agy Rev First Mtg
             Jewish Home Ser A.........................        7.375   03/01/31        1,070,100
    2,700    Ulster Cnty, NY Indl Dev Agy Civic Fac Rev
             Benedictine Hosp Proj Ser A (Prerefunded @
             06/01/09).................................        6.450   06/01/24        2,868,588
    2,315    Utica, NY Indl Dev Agy Civic Utica College
             Civic Fac.................................        6.750   12/01/21        2,527,031
    1,000    Westchester Cnty, NY Indl Dev Hebrew Hosp
             Sr Hsg Inc Ser A..........................        7.375   07/01/30        1,074,930
                                                                                  --------------
                                                                                     112,015,064
                                                                                  --------------
             NORTH CAROLINA  0.3%
    2,000    North Carolina Med Care Commn First Mtg
             Utd Methodist Homes (Prerefunded @
             10/01/09).................................        7.000   10/01/17        2,160,900
    2,600    North Carolina Med Care Commn Retirement
             Fac Rev First Mtg Ser A 05................        5.500   10/01/35        2,673,138
                                                                                  --------------
                                                                                       4,834,038
                                                                                  --------------
             NORTH DAKOTA  0.2%
    2,000    Grand Forks, ND Sr Hsg Rev Spl Term 4000
             Vly Square Proj (Prerefunded @
             12/01/07).................................        6.250   12/01/34        2,029,280
      930    Grand Forks, ND Sr Hsg Rev Spl Term 4000
             Vly Square Proj (Prerefunded @
             12/01/07).................................        6.375   12/01/34          943,606
                                                                                  --------------
                                                                                       2,972,886
                                                                                  --------------

 34                                            See Notes to Financial Statements

VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)        DESCRIPTION                                   COUPON      MATURITY       VALUE
------------------------------------------------------------------------------------------------
             OHIO  4.4%
$  10,200    Adams Cnty Hosp Fac Impt Rev Adams Cnty
             Hosp Proj.................................        6.500%  09/01/36   $   10,600,248
    5,000    Athens Cnty, OH Hosp Fac Rev Impt
             O'Bleness Mem Rfdg Ser A..................        7.125   11/15/33        5,474,050
    3,000    Cleveland-Cuyahoga Cnty, OH Spl Assmt/ Tax
             Increment.................................        7.000   12/01/18        3,288,570
    1,000    Cuyahoga Cnty, OH Hlthcare Fac Franciscan
             Cnty OH Inc Proj Ser C....................        6.250   05/15/32        1,020,570
    5,000    Cuyahoga Cnty, OH Rev Rfdg Ser A..........        6.000   01/01/32        5,518,950
    1,760    Dayton, OH Spl Fac Rev Air Freight Cargo
             Day LLC Proj (AMT)........................        6.300   04/01/22        1,792,771
    7,510    Erie Cnty, OH Hosp Fac Rev Firelands Regl
             Med Ctr Ser A.............................        5.625   08/15/32        8,010,692
    5,955    Franklin Cnty, OH Hlthcare Fac Rev Impt
             Lutheran Sr City Proj Rfdg (c)............        6.125   12/15/28        5,963,516
    2,600    Franklin Cnty, OH Hlthcare Fac Rev Impt OH
             Presbyterian Svc Ser A....................        5.125   07/01/35        2,686,346
    2,400    Hamilton Cnty, OH Hlthcare Life Rev Life
             Enriching Cmnty Proj Rfdg Ser A...........        5.000   01/01/37        2,450,928
    1,500    Lucas Cnty, OH Hlthcare & Impt Sunset
             Retirement Rfdg...........................        6.500   08/15/20        1,598,250
      750    Lucas Cnty, OH Port Auth Rev Saint Mary
             Woods Proj Ser A..........................        6.000   05/15/24          767,048
    2,250    Lucas Cnty, OH Port Auth Rev Saint Mary
             Woods Proj Ser A..........................        6.000   05/15/34        2,284,425
    2,805    Madison Cnty, OH Hosp Impt Rev Madison
             Cnty Hosp Proj Rfdg
             (Prerefunded @ 08/01/08)..................        6.400   08/01/28        2,899,949
    4,340    Norwood, OH Tax Increment Rev Fin
             Cornerstone at Norwood....................        6.200   12/01/31        4,411,002
   10,000    Ohio Hsg Fin Agy Mtg Rev Residential Ser A
             (AMT) (o).................................        4.625   09/01/27        9,960,450
    5,000    Ohio St Higher Ed Fac Commn Rev Hosp Univ
             Hosp Hlth Sys Inc Ser A...................        5.250   01/15/46        5,300,100
                                                                                  --------------
                                                                                      74,027,865
                                                                                  --------------
             OKLAHOMA  1.8%
    1,000    Citizen Potawatomi Nation, OK Ser A.......        6.500   09/01/16        1,059,670
      430    Langston, OK Econ Dev Langston Cmnty Dev
             Corp Proj Ser A (h).......................        7.000   08/01/10          452,377
    1,000    Langston, OK Econ Dev Langston Cmnty Dev
             Corp Proj Ser A (Prerefunded @
             08/01/10).................................        7.625   08/01/20        1,135,510
      750    Langston, OK Economic Dev Langston Cmnty
             Dev Corp Proj Ser A
             (Prerefunded @ 08/01/10)..................        7.400   08/01/17          846,397
    1,000    Norman, OK Regl Hosp Auth Hosp Rev........        5.375   09/01/29        1,055,920
    3,000    Norman, OK Regl Hosp Auth Hosp Rev........        5.375   09/01/36        3,151,410

See Notes to Financial Statements                                             35

VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)        DESCRIPTION                                   COUPON      MATURITY       VALUE
------------------------------------------------------------------------------------------------
             OKLAHOMA (CONTINUED)
$   2,000    Oklahoma Cnty, OK Fin Auth Rev Epworth
             Villa Proj Rfdg...........................        6.000%  04/01/18   $    2,050,240
      750    Oklahoma Cnty, OK Fin Auth Rev Epworth
             Villa Proj Rfdg Ser A.....................        5.700   04/01/25          775,927
    1,250    Oklahoma Cnty, OK Fin Auth Rev Epworth
             Villa Proj Rfdg Ser A.....................        5.875   04/01/30        1,308,675
    1,000    Oklahoma Cnty, OK Fin Auth Rev Epworth
             Villa Proj Rfdg Ser A.....................        7.000   04/01/25        1,021,200
    5,500    Oklahoma Cnty, OK Fin Auth Rev Retirement
             Fac Concordia Ser A.......................        6.000   11/15/38        5,609,615
    1,500    Oklahoma Cnty, OK Fin Auth Rev Retirement
             Fac Concordia Ser A.......................        6.125   11/15/25        1,544,385
    4,000    Oklahoma Dev Fin Auth Rev Hillcrest
             Hlthcare Sys Rfdg Ser A (Prerefunded @
             08/15/09) (a).............................        5.625   08/15/19        4,212,360
    1,065    Oklahoma Dev Fin Auth Rev Hillcrest
             Hlthcare Sys Rfdg Ser A (Prerefunded @
             08/15/09).................................        5.750   08/15/12        1,124,534
    1,000    Oklahoma Dev Fin Auth Rev Hillcrest
             Hlthcare Sys Rfdg Ser A (Prerefunded @
             08/15/09).................................        5.750   08/15/15        1,055,900
    3,250    Tulsa Cnty, OK Pub Fac Auth (AMBAC Insd)
             (Prerefunded @ 11/01/09)..................        6.250   11/01/22        3,518,743
                                                                                  --------------
                                                                                      29,922,863
                                                                                  --------------
             OREGON  0.9%
    2,000    Clackamas Cnty, OR Hosp Fac Willamette
             View Inc Proj Ser A (Prerefunded @
             11/01/09).................................        7.500   11/01/29        2,207,300
    2,145    Clatsop Care Ctr Hlth Dist OR Rev Sr
             Hsg.......................................        6.875   08/01/28        2,194,914
    1,250    Multhnomah Cnty OR Hosp Fac Auth Rev
             Terwilliger Plaza Proj A..................        5.250   12/01/26        1,290,000
    2,500    Multnomah Cnty, OR Hosp Fac Auth Rev
             Terwilliger Plaza Proj Rfdg (Acquired
             05/21/04, Cost $2,442,200) (b)............        6.500   12/01/29        2,582,800
    1,250    Multnomah Cnty, OR Hosp Fac Auth Rev
             Terwilliger Plaza Proj....................        5.250   12/01/36        1,282,225
    4,998    Oregon St Hlth Hsg Ed & Cultural Fac Auth
             Ser A (AMT)...............................        7.250   06/01/28        5,164,866
      945    Oregon St Hlth Hsg Ed Auth OR Baptist
             Retirement Homes Ser A....................        8.000   11/15/26          957,361
                                                                                  --------------
                                                                                      15,679,466
                                                                                  --------------
             PENNSYLVANIA  4.4%
    1,925    Allegheny Cnty, PA Hosp Dev Hlth Sys Ser
             B.........................................        9.250   11/15/15        2,278,103
    2,000    Allegheny Cnty, PA Hosp Dev Hlth Sys Ser
             B.........................................        9.250   11/15/22        2,363,140
    2,000    Allegheny Cnty, PA Hosp Dev Hlth Sys Ser
             B.........................................        9.250   11/15/30        2,367,000
    2,000    Allegheny Cnty, PA Indl Dev Auth Lease Rev
             (AMT).....................................        6.625   09/01/24        2,069,580
    1,500    Allegheny Cnty, PA Redev Auth Pittsburgh
             Mills Proj................................        5.600   07/01/23        1,595,025

 36                                            See Notes to Financial Statements

VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)        DESCRIPTION                                   COUPON      MATURITY       VALUE
------------------------------------------------------------------------------------------------
             PENNSYLVANIA (CONTINUED)
$   1,500    Bucks Cnty, PA Indl Dev Auth Retirement
             Cmt Rev Ann's Choice Inc Fac Ser A........        6.125%  01/01/25   $    1,598,100
    1,250    Bucks Cnty, PA Indl Dev Auth Retirement
             Cmt Rev Ann's Choice Inc Fac Ser A........        6.250   01/01/35        1,328,837
    1,000    Bucks Cnty, PA Indl Dev Auth Rev First Mtg
             Hlthcare Fac Chandler.....................        6.200   05/01/19        1,000,740
    1,800    Bucks Cnty, PA Indl Dev Auth Rev First Mtg
             Hlthcare Fac Chandler.....................        6.300   05/01/29        1,801,926
    1,500    Chester Cnty, PA Hlth & Ed Fac Chester
             Cnty Hosp Ser A...........................        6.750   07/01/31        1,640,670
    2,000    Cumberland Cnty, PA Indl Dev Auth Rev
             First Mtg Woods Cedar Run Rfdg Ser A (k)
             (l).......................................        6.500   11/01/28        1,046,040
    2,250    Cumberland Cnty, PA Mun Auth Rev Diakon
             Lutheran Ministries Proj..................        5.000   01/01/36        2,313,697
    3,000    Dauphin Cnty, PA Gen Auth Rev Office & Pkg
             Riverfront Office.........................        6.000   01/01/25        2,904,300
    1,000    Fulton Cnty, PA Indl Dev Auth Hosp Rev
             Fulton Cnty Med Ctr Proj..................        5.875   07/01/31        1,037,460
    1,900    Fulton Cnty, PA Indl Dev Auth Hosp Rev
             Fulton Cnty Med Ctr Proj..................        5.900   07/01/40        1,971,934
    1,000    Harrisburg, PA Auth Univ Rev Harrisburg
             Univ of Science Ser A.....................        5.400   09/01/16        1,021,050
    2,000    Harrisburg, PA Auth Univ Rev Harrisburg
             Univ of Science Ser B.....................        6.000   09/01/36        2,084,040
    2,200    Indiana Cnty, PA Indl Dev Auth PSEG Pwr
             LLC Proj Rfdg (AMT).......................        5.850   06/01/27        2,329,976
    1,000    Lancaster Cnty, PA Hosp Auth Rev Hlth Ctr
             Saint Anne's Home.........................        6.625   04/01/28        1,032,090
    1,200    Lehigh Cnty, PA Gen Purp Auth First Mtg
             Bible Fellowship Church...................        7.625   11/01/21        1,326,888
    3,000    Lehigh Cnty, PA Gen Purp Auth Rev Good
             Shepherd Grp Ser A........................        5.500   11/01/24        3,187,920
    3,585    Lehigh Cnty, PA Gen Purp Auth Rev
             Kidspeace Oblig Grp (c)...................        6.200   11/01/14        3,594,679
    5,500    Lehigh Cnty, PA Gen Purp Auth Rev
             Kidspeace Oblig Grp Rfdg..................        6.000   11/01/23        5,442,745
    1,000    Lehigh Cnty, PA Indl Dev Auth Hlth Fac Rev
             Lifepath Inc Proj.........................        6.100   06/01/18        1,001,360
    4,180    Montgomery Cnty, PA Higher Ed & Hlth Auth
             Rev Montgomery Impt & Rfdg................        6.875   04/01/36        4,474,983
    1,085    Montgomery Cnty, PA Indl Dev Auth Rev Mtg
             Whitemarsh Cont Care Proj.................        6.000   02/01/21        1,144,480
    4,500    Montgomery Cnty, PA Indl Dev Auth Rev Mtg
             Whitemarsh Cont Care Proj.................        6.250   02/01/35        4,770,855
    1,365    Northeastern, PA Hosp & Ed Auth Hlthcare
             Rev.......................................        7.125   10/01/29        1,406,523

See Notes to Financial Statements                                             37

VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)        DESCRIPTION                                   COUPON      MATURITY       VALUE
------------------------------------------------------------------------------------------------
             PENNSYLVANIA (CONTINUED)
$   1,690    Northeastern, PA Hosp & Ed Auth Hlthcare
             Rev Oakwood Ter Proj (Acquired 12/27/05,
             Cost $1,690,000) (b) (c) (m)..............        6.500%  10/01/32   $    1,729,631
    1,500    Pennsylvania Econ Dev Fin Auth Reliant
             Energy Ser A (AMT) (d)....................        6.750   12/01/36        1,653,060
    3,000    Pennsylvania Econ Dev Fin Auth Reliant
             Energy Seward Ser A (AMT) (d).............        6.750   12/01/36        3,306,120
      980    Pennsylvania St Higher Ed Student Assn Inc
             Proj Ser A................................        6.750   09/01/32        1,065,466
    2,150    Philadelphia, PA Auth Indl Dev Rev Coml
             Dev Rfdg (AMT)............................        7.750   12/01/17        2,154,816
    1,695    Philadelphia, PA Hosp & Higher Ed Fac Auth
             Rev Centralized Comp Human Svc Ser A......        6.125   01/01/13        1,691,966
    1,500    Westmoreland Cnty, PA Indl Dev Hlthcare
             Fac Redstone Ser B (Prerefunded @
             11/15/10).................................        8.000   11/15/23        1,710,495
                                                                                  --------------
                                                                                      73,445,695
                                                                                  --------------
             RHODE ISLAND  0.3%
    1,825    Rhode Island St Econ Dev Corp Rev Oblig
             Providence Pl.............................        7.250   07/01/20        1,931,708
    3,000    Tobacco Settlement Fin Corp RI Asset Bkd
             Ser A.....................................        6.000   06/01/23        3,198,720
                                                                                  --------------
                                                                                       5,130,428
                                                                                  --------------
             SOUTH CAROLINA  1.5%
    2,500    Lancaster Cnty, SC Assmt Rev Edenmoor Impt
             Dist Ser A (Acquired 05/19/06, Cost
             $2,500,000) (b)...........................        5.750   12/01/37        2,612,350
    1,700    Lancaster Cnty, SC Assmt Rev San City
             Carolina Lakes Impt.......................        5.450   12/01/37        1,729,818
    1,000    Myrtle Beach, SC Tax Increment Myrtle
             Beach Air Force Base Ser A (Acquired
             09/29/06, Cost $997,500) (b)..............        5.250   11/01/26        1,025,320
    1,250    Myrtle Beach, SC Tax Increment Myrtle
             Beach Air Force Base Ser A (Acquired
             09/29/06, Cost $1,245,313) (b)............        5.300   11/01/35        1,283,500
    3,000    South Carolina Jobs Econ Dev Auth Econ Dev
             Rev Westminster Impt & Rfdg...............        5.375   11/15/30        3,047,400
    1,570    South Carolina Jobs Econ Dev Auth Hosp Fac
             Rev Palmetto Hlth Alliance Impt &
             Rfdg Ser A................................        6.250   08/01/31        1,752,403
    1,000    South Carolina Jobs Econ Dev Episcopal
             Home Still Proj Ser A.....................        6.000   05/15/17        1,025,110
    2,000    South Carolina Jobs Econ Dev First Mtg
             Westley Com Proj (Prerefunded @
             10/01/10).................................        7.750   10/01/24        2,297,940
    4,500    South Carolina Jobs Econ Dev First Mtg
             Westley Com Proj (Prerefunded @
             10/01/10).................................        8.000   10/01/31        5,203,755

 38                                            See Notes to Financial Statements

VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)        DESCRIPTION                                   COUPON      MATURITY       VALUE
------------------------------------------------------------------------------------------------
             SOUTH CAROLINA (CONTINUED)
$   2,250    South Carolina Jobs Economic Dev First Mtg
             Wesley Commons Rfdg (g)...................        5.300%  10/01/36   $    2,297,835
    3,000    Tobacco Settlement Rev Mgmt Auth SC Tob
             Settlement Rev Ser B......................        6.375   05/15/28        3,242,880
                                                                                  --------------
                                                                                      25,518,311
                                                                                  --------------
             SOUTH DAKOTA  0.5%
    1,010    Keystone, SD Econ Dev Rev Wtr Quality Mgmt
             Corp Ser A (AMT)..........................        6.000   12/15/18        1,017,231
    1,750    Sioux Falls, SD Hlth Fac Rev Dow Rummel
             Vlg Proj Rfdg.............................        5.000   11/15/33        1,738,170
    1,035    Sioux Falls, SD Multi-Family Rev Rfdg Hsg
             Inn On Westport Sub B (Acquired 08/04/06,
             Cost $1,035,000) (b) (c)..................        7.500   03/01/40        1,046,023
    4,080    Sioux Falls, SD Multi-Family Rev Hsg Inn
             on Westport Proj Ser A1 (Acquired
             08/04/06, Cost $4,080,000) (b)............        6.000   03/01/40        4,162,375
    1,050    South Dakota St Hlth & Ed Fac Auth Rev
             Sioux Vly Hosp & Hlth Sys Ser A...........        5.250   11/01/34        1,106,301
                                                                                  --------------
                                                                                       9,070,100
                                                                                  --------------
             TENNESSEE  5.6%
    3,000    Elizabethton, TN Hlth & Ed Fac Brd Rev
             Rfdg (MBIA Insd) (a)......................        7.750   07/01/29        3,596,280
    1,000    Johnson City, TN Hlth & Ed Fac Brd Hosp
             Rev First Mtg Mtn Sts Hlth Rfdg Ser A.....        7.500   07/01/33        1,160,810
    9,900    Johnson City, TN Hlth & Ed Fac Brd Hosp
             Rev First Mtg Mtn Sts Hlth Ser A (o)......        5.500   07/01/36       10,572,260
    1,000    Johnson City, TN Hlth & Ed Fac Brd
             Retirement Fac Rev Appalachian Christian
             Vlg Proj Ser A............................        6.250   02/15/32        1,050,540
    1,750    Shelby Cnty, TN Hlth & Ed Germantown Vlg
             Ser A.....................................        7.000   12/01/23        1,757,140
    1,000    Shelby Cnty, TN Hlth & Ed Germantown Vlg
             Ser A.....................................        7.250   12/01/34        1,015,820
    1,000    Shelby Cnty, TN Hlth Ed & Hsg Fac Brd Rev
             Trezevant Manor Proj Ser A................        5.625   09/01/26        1,028,510
      800    Shelby Cnty, TN Hlth Ed & Hsg Vlg at
             Germantown................................        6.250   12/01/34          731,496
    4,500    Shelby Cnty, TN Hlth Ed & Hsg Fac Brd Rev
             Trezevant Manor Proj Ser A................        5.750   09/01/37        4,628,250
    1,500    Sullivan Cnty, TN Hlth Ed & Hsg Fac Brd
             Hosp Wellmont Hlth Sys Proj Ser C.........        5.250   09/01/36        1,573,800
    4,920    Sullivan Cnty, TN Hlth Ed & Hsg Fac Brd
             Rev (c)...................................        8.410   11/01/19        5,131,018
   12,500    Tennessee Energy Acqusn Corp Gas Rev Ser A
             (o).......................................        5.250   09/01/21       13,772,875

See Notes to Financial Statements                                             39

VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)        DESCRIPTION                                   COUPON      MATURITY       VALUE
------------------------------------------------------------------------------------------------
             TENNESSEE (CONTINUED)
$  40,000    Tennessee Energy Acquisition Corp Gas Rev
             Ser A (o).................................        5.250%  09/01/22   $   44,131,000
    2,625    Trenton, TN Hlth & Ed Fac Brd Rev Inc Proj
             Ser A (Acquired 06/08/89, Cost $3,195,000)
             (b) (c)...................................       10.000   11/01/19        2,742,443
    1,160    Trenton, TN Hlth & Ed Fac Brd Rev Inc Proj
             Ser B (Acquired 06/08/89, Cost $1,160,000)
             (b) (c) (d)...............................       10.000   11/01/20          124,259
                                                                                  --------------
                                                                                      93,016,501
                                                                                  --------------
             TEXAS  6.5%
      300    Abia Dev Corp TX Arpt Fac Rev Austin Belly
             Port Dev LLC Proj Ser A (AMT).............        6.250   10/01/08          303,354
    3,000    Abia Dev Corp TX Arpt Fac Rev Austin Belly
             Port Dev LLC Proj Ser A (AMT).............        6.500   10/01/23        3,074,430
    1,000    Atlanta, TX Hosp Auth Fac Rev.............        6.700   08/01/19        1,046,140
    2,035    Atlanta, TX Hosp Auth Fac Rev.............        6.750   08/01/29        2,124,336
      990    Austin-Bergstorm Landhost Enterprises Inc
             TX Arpt Hotel Sr Ser A (n)................  6.750/4.450   04/01/27          811,543
      975    Bexar Cnty, TX Hsg Fin Corp Multi-Family
             Hsg Rev Woodland Ridge Apt Proj Ser A
             (AMT).....................................        7.000   01/01/39        1,049,753
    2,000    Brazos Cnty, TX Hlth Fac Dev Oblig Grp....        5.375   01/01/32        2,104,960
      735    Comal Cnty, TX Hlth Fac Dev Hlthcare Sys
             McKenna Mem Proj Ser A....................        6.250   02/01/32          797,769
    4,205    Dallas Cnty Tex Flood Ctl Dist Rfdg (c)...        6.750   04/01/16        4,429,000
    1,825    Dallas Cnty, TX Flood Ctl Dist No 1 Cap
             Apprec Rfdg (Acquired 08/28/89, Cost
             $660,829) (b).............................       *        08/01/11        1,439,067
    3,445    Dallas Cnty, TX Flood Ctl Dist No 1
             Rfdg......................................        7.250   04/01/32        3,617,870
    2,500    Decatur, TX Hosp Auth Hosp Wise Regl Hlth
             Sys Ser A.................................        7.000   09/01/25        2,748,125
    3,500    Decatur, TX Hosp Auth Hosp Wise Regl Hlth
             Sys Ser A.................................        7.125   09/01/34        3,857,000
    1,500    Grand Prairie, TX Hsg Fin Corp Indpt Sr
             Living Ctr Rev (n)........................  7.500/3.750   07/01/17        1,393,770
    3,000    Grand Prairie, TX Hsg Fin Corp Indpt Sr
             Living Ctr Rev (n)........................  7.750/3.875   01/01/34        2,791,440
    1,750    Houston, TX Arpt Sys Rev Sub Lien Ser A
             (FSA Insd) (AMT)..........................        5.125   07/01/32        1,804,583
    3,000    Houston, TX Hlth Fac Dev Corp Buckingham
             Sr Living Cmnty Ser A.....................        7.125   02/15/34        3,354,210
   17,760    Lower CO Riv Auth TX Rev Rfdg Ser A (o)...        5.875   05/15/14       18,709,627
    7,500    Lower CO Riv Auth TX Rev Rfdg Ser A (o)...        5.875   05/15/15        7,901,025
    1,000    Lubbock, TX Hlth Fac Dev Corp First Mtg
             Carillon Proj Rev.........................        6.500   07/01/26        1,049,470

 40                                            See Notes to Financial Statements

VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)        DESCRIPTION                                   COUPON      MATURITY       VALUE
------------------------------------------------------------------------------------------------
             TEXAS (CONTINUED)
$  10,000    Lubbock, TX Hlth Fac Dev Corp Rev First
             Mtg Carillon Proj A Rfdg..................        6.625%  07/01/36   $   10,526,300
    1,255    Lubbock, TX Hlth Fac Dev Corp Rev First
             Mtg Carillon Proj Ser A (Prerefunded @
             07/01/09).................................        6.500   07/01/19        1,337,504
    2,235    Meadow Parc Dev Inc TX Multi-Family Rev
             Hsg Meadow Parc Apt Proj..................        6.500   12/01/30        2,273,353
    2,500    Metropolitan Hlth Fac Dev Corp TX Wilson N
             Jones Mem Hosp Proj.......................        7.250   01/01/31        2,592,950
    1,500    Midlothian, TX Dev Auth Tax Increment
             Contract Rev (Acquired 12/02/04, Cost
             $1,500,000) (b)...........................        6.200   11/15/29        1,606,995
    2,670    Midlothian, TX Dev Auth Tax Increment
             Contract Rev..............................        6.700   11/15/23        2,765,906
    2,000    Midlothian, TX Dev Auth Tax Increment
             Contract Rev..............................        7.875   11/15/26        2,322,120
    1,685    Midlothian, TX Dev Auth Tax Increment
             Contract Rev Sub Lien Rfdg Ser B..........        5.125   11/15/26        1,703,400
    1,000    Richardson, TX Hosp Auth Rev Baylor &
             Richardson Impt Rfdg......................        5.625   12/01/28        1,027,280
    2,500    Tarrant Cnty, TX Cultural Ed Fac Fin Corp
             Retirement Fac Northwest Sr Hsg Edgemere
             Proj A....................................        6.000   11/15/36        2,680,700
    1,050    Texas St Dept Hsg & Cmnty Affairs Home Mtg
             Rev (GNMA Collateralized) (AMT)...........        6.900   07/02/24        1,079,285
    1,675    Texas St Pub Fin Auth Sch Excellence Ed
             Proj Ser A (Acquired 12/02/04,
             Cost $1,654,197) (b)......................        7.000   12/01/34        1,852,935
    1,500    Texas St Student Hsg Corp MSU Proj
             Midwestern St Univ........................        6.500   09/01/34        1,617,765
    2,950    Tomball, TX Hosp Auth Rev Hosp Tomball
             Regl Hosp.................................        6.000   07/01/29        3,060,271
    1,000    Travis Cnty, TX Hlth Fac Dev Corp
             Retirement Fac Rev Querencia Barton Creek
             Proj......................................        5.500   11/15/25        1,023,360
    2,950    Travis Cnty, TX Hlth Fac Dev Corp
             Retirement Fac Rev Querencia Barton Creek
             Proj......................................        5.650   11/15/35        3,039,061
      925    Wichita Cnty, TX Hlth Fac Rolling Meadows
             Fac Rfdg Ser A............................        6.250   01/01/28          952,870
    2,500    Woodhill Pub Fac Corp TX Hsg-Woodhill Apt
             Proj......................................        7.500   12/01/29        2,479,450
                                                                                  --------------
                                                                                     108,348,977
                                                                                  --------------
             UTAH  0.2%
    1,000    Hildale, UT Elec Rev Gas Turbine Elec Fac
             Proj (k)..................................        3.120   09/01/15          315,000
      585    Hildale, UT Elec Rev Gas Turbine Elec Fac
             Proj (k)..................................        3.120   09/01/25          184,275

See Notes to Financial Statements                                             41

VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)        DESCRIPTION                                   COUPON      MATURITY       VALUE
------------------------------------------------------------------------------------------------
             UTAH (CONTINUED)
$   1,165    Hildale, UT Elec Rev Gas Turbine Elec Fac
             Proj (k)..................................        3.200%  09/01/20   $      366,975
    2,355    Utah St Hsg Fin Agy Rev RHA Cmnty Svc Proj
             Ser A.....................................        6.875   07/01/27        2,406,292
                                                                                  --------------
                                                                                       3,272,542
                                                                                  --------------
             VERMONT  0.1%
    1,000    Vermont Ed & Hlth Bldg Fin Agy Rev
             Bennington College Proj...................        6.625   10/01/29        1,041,720
      770    Vermont Ed & Hlth Bldg Fin Agy Rev VT
             Council Dev Mental Hlth Ser A.............        6.000   12/15/09          799,183
                                                                                  --------------
                                                                                       1,840,903
                                                                                  --------------
             VIRGINIA  4.2%
    4,000    Albemarle Cnty, VA Indl Dev Auth Ed Fac
             Rev Covenant Sch Inc Ser A................        7.750   07/15/32        4,481,160
    5,000    Celebrate, VA South Cmnty Dev Celebrate VA
             South Proj................................        6.250   03/01/37        5,191,700
    1,500    Farms New Kent, VA Cmnty Dev Ser B........        5.450   03/01/36        1,516,995
    1,500    Farms New Kent, VA Cmnty Dev Ser C........        5.800   03/01/36        1,514,550
    2,500    Henrico Cnty, VA Econ Dev Auth Residential
             Care Fac Rev Utd Methodist Rfdg Ser A.....        6.500   06/01/22        2,678,150
    1,750    Henrico Cnty, VA Econ Dev Auth Residential
             Care Fac Rev Mtg Westminster Caterbury
             Rfdg......................................        5.000   10/01/35        1,790,530
    1,250    Lynchburg, VA Indl Dev Auth Residential
             Care Fac Rev Mtg Westminster Canterbury
             Rfdg......................................        5.000   07/01/31        1,264,912
    1,000    New Port Cmnty Dev Auth VA Spl Assmt......        5.500   09/01/26        1,055,570
    2,500    New Port Cmnty Dev Auth VA Spl Assmt......        5.600   09/01/36        2,634,475
    4,000    Peninsula Ports Auth VA Residential Care
             Fac Rev VA Baptist Homes Rfdg Ser C.......        5.400   12/01/33        4,146,040
    4,000    Roanoke Cnty, VA Indl Dev Auth Glebe Inc
             Ser A.....................................        6.300   07/01/35        4,077,280
   17,620    Tobacco Settlement Fin Corp VA
             Asset Bkd (o).............................        5.625   06/01/37       18,855,779
    1,700    Virginia Small Business Fin Auth Rev Indl
             Dev SIL Clean Wtr Proj (AMT) (k)..........        7.250   11/01/24        1,188,912
   15,220    Virginia St Hsg Auth Dev Auth Comwlth Mtg
             Sub Ser D1 (AMT) (o)......................        4.900   01/01/33       20,482,961
                                                                                  --------------
                                                                                      70,879,014
                                                                                  --------------
             WASHINGTON  0.8%
    1,000    King Cnty, WA Pub Hosp Dist No 004
             Snoqualmie Vly Hosp.......................        7.250   12/01/15        1,059,030
    8,830    Tobacco Settlement Auth WA Asset Bkd......        6.625   06/01/32        9,845,450

 42                                            See Notes to Financial Statements

VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)        DESCRIPTION                                   COUPON      MATURITY       VALUE
------------------------------------------------------------------------------------------------
             WASHINGTON (CONTINUED)
$   1,000    Washington St Hsg Fin Commn Nonprofit Rev
             Skyline at First Hill Proj Ser A..........        5.625%  01/01/27   $    1,035,120
    1,000    Washington St Hsg Fin Commn Nonprofit Rev
             Skyline at First Hill Proj Ser A..........        5.625   01/01/38        1,028,250
                                                                                  --------------
                                                                                      12,967,850
                                                                                  --------------
             WISCONSIN  1.1%
      800    Baldwin, WI Hosp Rev Mtg Ser A............        6.125   12/01/18          803,376
    1,000    Baldwin, WI Hosp Rev Mtg Ser A............        6.375   12/01/28        1,005,250
    1,740    Milwaukee, WI Rev Sr Air Cargo (AMT)......        6.500   01/01/25        1,876,555
    1,000    Waukesha, WI Redev Auth Hsg Sr Kirkland
             Crossings Proj Rfdg.......................        5.500   07/01/31        1,022,090
    1,500    Waukesha, WI Redev Auth Hsg Sr Kirkland
             Crossings Proj Rfdg.......................        5.600   07/01/41        1,542,855
      750    Wisconsin Hlth & Ed Fac Eastcastle Pl Inc
             Proj......................................        6.000   12/01/24          776,100
    2,000    Wisconsin St Hlth & Ed Fac Auth Rev Aurora
             Hlthcare Inc Ser A........................        5.600   02/15/29        2,066,480
    1,000    Wisconsin St Hlth & Ed Fac Auth Rev
             Oakwood Vlg Proj Ser A....................        7.625   08/15/30        1,085,380
    1,500    Wisconsin St Hlth & Ed Fac Beaver Dam
             Cmnty Hosp Inc Ser A......................        6.750   08/15/34        1,640,895
    1,000    Wisconsin St Hlth & Ed Fac Divine Savior
             Hlthcare Ser C (Prerefunded @ 05/01/12)...        7.500   05/01/32        1,155,360
    2,000    Wisconsin St Hlth & Ed Fac Fort Hlthcare
             Inc Proj..................................        6.100   05/01/34        2,215,100
    1,500    Wisconsin St Hlth & Ed Fac Southwest Hlth
             Ctr Ser A.................................        6.125   04/01/24        1,585,980
    1,105    Wisconsin St Hlth & Ed Fac Upland Hills
             Hlth Inc Ser B (g)........................        5.000   05/15/36        1,119,896
                                                                                  --------------
                                                                                      17,895,317
                                                                                  --------------
             WYOMING  0.4%
    4,000    Sweetwater Cnty, WY Solid Waste Disp Rev
             Corp Proj Rfdg (AMT)......................        5.600   12/01/35        4,260,960
    1,500    Teton Cnty, WY Hosp Dist Hosp Saint Johns
             Med Ctr...................................        6.750   12/01/27        1,601,520
                                                                                  --------------
                                                                                       5,862,480
                                                                                  --------------
             PUERTO RICO  1.9%
    2,000    Puerto Rico Comwlth Hwy & Trans Auth Hwy
             Rev Cap Apprec Rfdg Ser CC (g)............       *        07/01/27          795,080
    2,000    Puerto Rico Comwlth Hwy & Trans Auth Hwy
             Rev Ser M (g).............................        5.000   07/01/46        2,085,280
   15,000    Puerto Rico Comwlth Hwy & Trans Auth
             Transn Rev Ser K (Prerefunded @
             07/01/15).................................        5.000   07/01/40       16,313,850

See Notes to Financial Statements                                             43

VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)        DESCRIPTION                                   COUPON      MATURITY       VALUE
------------------------------------------------------------------------------------------------
             PUERTO RICO (CONTINUED)
$   6,500    Puerto Rico Comwlth Infrastrucure Ser B...        5.000%  07/01/46   $    6,755,255
    5,000    Puerto Rico Pub Bldg Auth Rev Govt Fac Ser
             I (Comwth Gtd)............................        5.250   07/01/33        5,304,150
                                                                                  --------------
                                                                                      31,253,615
                                                                                  --------------
             U.S. VIRGIN ISLANDS  0.3%
    2,500    Northern Mariana Islands Ser A............        7.375   06/01/30        2,704,900
    2,000    Virgin Islands Pub Fin Auth Res Secd-
             Hovensa Refinery (AMT)....................        4.700   07/01/22        2,008,760
    1,000    Virgin Islands Pub Fin Auth Res Secd-
             Hovensa Refinery (AMT)....................        5.875   07/01/22        1,093,590
                                                                                  --------------
                                                                                       5,807,250
                                                                                  --------------

TOTAL LONG-TERM INVESTMENTS  118.0%
  (Cost $1,900,307,999)........................................................    1,972,625,532
TOTAL SHORT-TERM INVESTMENTS  0.1%
  (Cost $1,900,000)............................................................        1,900,000
                                                                                  --------------

TOTAL INVESTMENTS  118.1%
  (Cost $1,902,207,999)........................................................    1,974,525,532
LIABILITY FOR FLOATING RATE NOTE OBLIGATIONS RELATED TO SECURITIES
HELD  (18.4%)
  (Cost ($307,040,000))
 (307,040)   Notes with interest rates ranging from 3.68% to 3.74% at March 31,
             2007 and contractual maturities of collateral ranging from 2015 to
             2046 (see Note 1) (f).............................................     (307,040,000)
                                                                                  --------------

TOTAL NET INVESTMENTS  99.7%
  (Cost $1,595,167,999)........................................................    1,667,485,532
OTHER ASSETS IN EXCESS OF LIABILITIES  0.3%....................................        5,168,598
                                                                                  --------------

NET ASSETS  100.0%.............................................................   $1,672,654,130
                                                                                  ==============

Percentages are calculated as a percentage of net assets.

*   Zero coupon bond

(a) All or a portion of this security has been physically segregated in connection with open futures contracts.

(b) Securities are restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 4.3% of net assets.

 44                                            See Notes to Financial Statements

VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED) continued

(c) The Fund owns 100% of the outstanding bond issuance.

(d) Variable Rate Coupon

(e) Inverse Floating Rate

(f) Floating rate notes. The interest rates shown reflect the rates in the effect at March 31, 2007.

(g) Security purchased on a when-issued or delayed delivery basis.

(h) Escrowed to Maturity

(i) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

(j) Floating Rate Coupon

(k) Non-income producing security.

(l) This borrower has filed for protection in federal bankruptcy court.

(m) 144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(n) Interest is accruing at less than the stated coupon. Coupon is shown as stated coupon/actual coupon.

(o) Underlying security related to Inverse Floaters entered into by the Fund. See Note 1.

ACA--American Capital Access

AMBAC--AMBAC Indemnity Corp.

AMT--Alternative Minimum Tax

CIFG--CDC IXIS Financial Guaranty

Comwth--Commonwealth of Puerto Rico

FGIC--Financial Guaranty Insurance Co.

FHA--Federal Housing Administration

FSA--Financial Security Assurance Inc.

GNMA--Government National Mortgage Association

GTY AGMT--Guarantee Agreement

LOC--Letter of Credit

MBIA--Municipal Bond Investors Assurance Corp.

FUTURES CONTRACTS OUTSTANDING AS OF MARCH 31, 2007:

                                                                            UNREALIZED
                                                                           APPRECIATION/
                                                              CONTRACTS    DEPRECIATION
SHORT CONTRACTS:
U.S. Treasury Bonds Futures, June 2007 (Current Notional
  Value of $111,250 per contract)...........................    1,605       $(1,948,208)
                                                                -----       -----------

See Notes to Financial Statements                                             45

VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
March 31, 2007 (Unaudited)

ASSETS:
Total Investments (Cost $1,902,207,999).....................  $1,974,525,532
Cash........................................................         276,948
Receivables:
  Interest..................................................      27,279,202
  Investments Sold..........................................      17,101,325
  Fund Shares Sold..........................................       1,803,247
  Variation Margin on Futures...............................         501,563
Other.......................................................         202,506
                                                              --------------
    Total Assets............................................   2,021,690,323
                                                              --------------
LIABILITIES:
Payables:
  Floating Rate Note Obligations............................     307,040,000
  Investments Purchased.....................................      32,336,171
  Fund Shares Repurchased...................................       5,751,265
  Income Distributions......................................       2,059,398
  Distributor and Affiliates................................         736,887
  Investment Advisory Fee...................................         664,430
Trustees' Deferred Compensation and Retirement Plans........         292,197
Accrued Expenses............................................         155,845
                                                              --------------
    Total Liabilities.......................................     349,036,193
                                                              --------------
NET ASSETS..................................................  $1,672,654,130
                                                              ==============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $1,710,318,243
Net Unrealized Appreciation.................................      70,369,325
Accumulated Undistributed Net Investment Income.............         575,819
Accumulated Net Realized Loss...............................    (108,609,257)
                                                              --------------
NET ASSETS..................................................  $1,672,654,130
                                                              ==============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $1,370,205,307 and 100,621,064 shares of
    beneficial interest issued and outstanding).............  $        13.62
    Maximum sales charge (4.75%* of offering price).........             .68
                                                              --------------
    Maximum offering price to public........................  $        14.30
                                                              ==============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $108,300,464 and 7,958,457 shares of
    beneficial interest issued and outstanding).............  $        13.61
                                                              ==============
Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $194,148,359 and 14,150,370 shares of
    beneficial interest issued and outstanding).............  $        13.72
                                                              ==============

*   On sales of $100,000 or more, the sales charge will be reduced.

 46                                            See Notes to Financial Statements

VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended March 31, 2007 (Unaudited)

INVESTMENT INCOME:
Interest....................................................  $57,805,166
                                                              -----------
EXPENSES:
Interest and Residual Trust Expenses........................    8,444,828
Investment Advisory Fee.....................................    3,897,628
Distribution (12b-1) and Service Fees
  Class A...................................................    1,699,948
  Class B...................................................      573,722
  Class C...................................................      983,116
Transfer Agent Fees.........................................      376,578
Accounting and Administrative Expenses......................      151,573
Professional Fees...........................................      104,460
Custody.....................................................       65,483
Reports to Shareholders.....................................       55,029
Registration Fees...........................................       39,243
Trustees' Fees and Related Expenses.........................       33,569
Other.......................................................       32,087
                                                              -----------
    Total Expenses..........................................   16,457,264
    Less Credits Earned on Cash Balances....................       15,102
                                                              -----------
    Net Expenses............................................   16,442,162
                                                              -----------
NET INVESTMENT INCOME.......................................  $41,363,004
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $ 8,921,621
  Futures...................................................   (1,407,307)
                                                              -----------
Net Realized Gain...........................................    7,514,314
                                                              -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   73,653,473
                                                              -----------
  End of the Period:
    Investments.............................................   72,317,533
    Futures.................................................   (1,948,208)
                                                              -----------
                                                               70,369,325
                                                              -----------
Net Unrealized Depreciation During the Period...............   (3,284,148)
                                                              -----------
NET REALIZED AND UNREALIZED GAIN............................  $ 4,230,166
                                                              ===========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $45,593,170
                                                              ===========

See Notes to Financial Statements                                             47

VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

FINANCIAL STATEMENTS continued

Statement of Cash Flows
For the Six Months Ended March 31, 2007 (Unaudited)

CASH FLOWS USED FOR OPERATING ACTIVITIES
  Purchases of investments..................................  $(168,482,744)
  Proceeds from sales/maturities of investments.............    352,628,717
Net investment income.......................................     41,363,004
Adjustments to reconcile net investment income to net cash
  used in operating activities
  Net Amortization/Accretion................................      2,353,356
  Change in Unrealized Depreciation on Futures..............      2,200,597
  (Increase)/decrease in assets and increase/(decrease) in
    liabilities related to operations
    Interest receivable.....................................        591,968
    Other Assets............................................       (487,326)
    Accrued expenses........................................         (1,134)
                                                              -------------
NET CASH USED IN OPERATING ACTIVITIES.......................    230,166,438
                                                              -------------
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from subscriptions.................................    115,793,066
Repurchased shares..........................................   (124,359,783)
Dividends paid (net of reinvested dividends of
  $28,628,025)..............................................    (14,057,213)
Payment of floating rate note obligations...................   (210,200,000)
                                                              -------------
NET CASH PROVIDED BY FINANCING ACTIVITIES...................   (232,823,930)
                                                              -------------
NET DECREASE IN CASH FOR THE PERIOD.........................     (2,657,492)
Cash at beginning of period.................................      2,934,440
                                                              -------------
CASH AT END OF PERIOD.......................................  $     276,948
                                                              =============
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Interest paid...............................................  $   8,444,828
                                                              =============

 48                                            See Notes to Financial Statements

VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                           FOR THE              FOR THE
                                                       SIX MONTHS ENDED        YEAR ENDED
                                                        MARCH 31, 2007     SEPTEMBER 30, 2006
                                                       --------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income................................   $   41,363,004       $   83,566,311
Net Realized Gain....................................        7,514,314            3,527,529
Net Unrealized Appreciation/Depreciation During the
  Period.............................................       (3,284,148)          41,198,112
                                                        --------------       --------------
Change in Net Assets from Operations.................       45,593,170          128,291,952
                                                        --------------       --------------

Distributions from Net Investment Income:
  Class A Shares.....................................      (35,562,622)         (69,389,893)
  Class B Shares.....................................       (2,557,850)          (6,164,057)
  Class C Shares.....................................       (4,344,438)          (9,173,440)
                                                        --------------       --------------
Total Distributions..................................      (42,464,910)         (84,727,390)
                                                        --------------       --------------

NET CHANGE IN NET ASSETS FROM INVESTMENT
  ACTIVITIES.........................................        3,128,260           43,564,562
                                                        --------------       --------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold............................      109,937,235          204,752,493
Net Asset Value of Shares Issued Through Dividend
  Reinvestment.......................................       28,628,025           56,971,212
Cost of Shares Repurchased...........................     (125,610,506)        (260,956,548)
                                                        --------------       --------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS...       12,954,754              767,157
                                                        --------------       --------------
TOTAL INCREASE IN NET ASSETS.........................       16,083,014           44,331,719
NET ASSETS:
Beginning of the Period..............................    1,656,571,116        1,612,239,397
                                                        --------------       --------------
End of the Period (Including accumulated
  undistributed net investment income of $575,819 and
  $1,677,725, respectively)..........................   $1,672,654,130       $1,656,571,116
                                                        ==============       ==============

See Notes to Financial Statements                                             49

VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                              YEAR ENDED SEPTEMBER 30,
CLASS A SHARES                  SIX MONTHS ENDED   ----------------------------------------------
                                 MARCH 31, 2007      2006       2005      2004     2003     2002
                                -----------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 THE PERIOD....................     $  13.59       $  13.23   $  13.00   $13.03   $13.21   $13.25
                                    --------       --------   --------   ------   ------   ------
 Net Investment Income.........          .35(a)         .71(a)      .72(a)    .74(a)    .79    .78
 Net Realized and Unrealized
   Gain/Loss...................          .03            .37        .27      -0-     (.25)    (.11)
                                    --------       --------   --------   ------   ------   ------
Total from Investment
 Operations....................          .38           1.08        .99      .74      .54      .67
Less Distributions from
 Net Investment Income.........          .35            .72        .76      .77      .72      .71
                                    --------       --------   --------   ------   ------   ------
NET ASSET VALUE, END OF THE
 PERIOD........................     $  13.62       $  13.59   $  13.23   $13.00   $13.03   $13.21
                                    ========       ========   ========   ======   ======   ======

Total Return (b)...............        2.85%*         8.41%      7.75%    5.87%    4.21%    5.28%
Net Assets at End of the Period
 (In millions).................     $1,370.2       $1,338.7   $1,267.3   $766.1   $560.9   $579.1
Ratio of Expenses to
 Average Net Assets............        1.82%          1.39%      1.04%    0.99%    0.92%    0.89%
Ratio of Net Investment Income
 to Average Net Assets.........        5.07%          5.34%      5.41%    5.74%    6.07%    5.99%
Portfolio Turnover.............           1%*           48%        34%      10%      14%      13%
SUPPLEMENTAL RATIO:
Ratio of Expenses to Average
 Net Assets (Excluding
 Interest and Residual Trust
 Expenses).....................        0.82%          0.84%      0.86%    0.91%    0.89%    0.86%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 4.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

 50                                            See Notes to Financial Statements

VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                             YEAR ENDED SEPTEMBER 30,
CLASS B SHARES                SIX MONTHS ENDED    ----------------------------------------------
                               MARCH 31, 2007      2006      2005      2004      2003      2002
                              ------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  THE PERIOD.................      $13.58         $13.22    $12.99    $13.02    $13.20    $13.24
                                   ------         ------    ------    ------    ------    ------
  Net Investment Income......         .29(a)         .61(a)    .62(a)    .65(a)    .69(a)    .70
  Net Realized and
    Unrealized Gain/Loss.....         .04            .37       .27      (.01)     (.25)     (.12)
                                   ------         ------    ------    ------    ------    ------
Total from Investment
  Operations.................         .33            .98       .89       .64       .44       .58
Less Distributions from
  Net Investment Income......         .30            .62       .66       .67       .62       .62
                                   ------         ------    ------    ------    ------    ------
NET ASSET VALUE, END OF THE
  PERIOD.....................      $13.61         $13.58    $13.22    $12.99    $13.02    $13.20
                                   ======         ======    ======    ======    ======    ======

Total Return (b).............       2.47%*         7.54%     7.04%     5.07%     3.42%     4.49%
Net Assets at End of the
  Period (In millions).......      $108.3         $120.0    $144.9    $123.8    $115.6    $149.5
Ratio of Expenses to
  Average Net Assets.........       2.58%          2.14%     1.79%     1.75%     1.67%     1.65%
Ratio of Net Investment
  Income to Average Net
  Assets.....................       4.32%          4.58%     4.67%     5.00%     5.32%     5.23%
Portfolio Turnover...........          1%*           48%       34%       10%       14%       13%
SUPPLEMENTAL RATIO:
Ratio of Expenses to Average
  Net Assets (Excluding
  Interest and Residual Trust
  Expenses)..................       1.57%          1.59%     1.61%     1.67%     1.64%     1.62%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 4% charged on certain redemptions made within one year of purchase and declining to 0% after the sixth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements                                             51

VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                             YEAR ENDED SEPTEMBER 30,
CLASS C SHARES                SIX MONTHS ENDED    ----------------------------------------------
                               MARCH 31, 2007      2006      2005      2004      2003      2002
                              ------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  THE PERIOD.................      $13.69         $13.32    $13.09    $13.11    $13.20    $13.24
                                   ------         ------    ------    ------    ------    ------
  Net Investment Income......         .30(a)         .61(a)    .62(a)    .64(a)    .79(a)    .70
  Net Realized and
    Unrealized Gain/Loss.....         .03            .38       .27       .01      (.26)     (.12)
                                   ------         ------    ------    ------    ------    ------
Total from Investment
  Operations.................         .33            .99       .89       .65       .53       .58
Less Distributions from
  Net Investment Income......         .30            .62       .66       .67       .62       .62
                                   ------         ------    ------    ------    ------    ------
NET ASSET VALUE, END OF THE
  PERIOD.....................      $13.72         $13.69    $13.32    $13.09    $13.11    $13.20
                                   ======         ======    ======    ======    ======    ======

Total Return (b).............       2.45%*         7.55%     6.98%     5.10%(d)  4.10%(c)  4.49%
Net Assets at End of the
  Period (In millions).......      $194.1         $198.0    $200.0    $ 84.0    $ 34.3    $ 38.5
Ratio of Expenses to
  Average Net Assets.........       2.58%          2.14%     1.80%     1.73%     1.67%     1.65%
Ratio of Net Investment
  Income to Average Net
  Assets.....................       4.32%          4.59%     4.62%     4.94%(d)  6.00%(c)  5.23%
Portfolio Turnover...........          1%*           48%       34%       10%       14%       13%
SUPPLEMENTAL RATIO:
Ratio of Expenses to Average
  Net Assets (Excluding
  Interest and Residual Trust
  Expenses)..................       1.57%          1.59%     1.62%     1.65%     1.64%     1.62%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) Certain non-recurring payments were made to Class C Shares, resulting in an increase to the Total Return and Ratio of Net Investment Income to Average Net Assets of .68% and .69%, respectively.

(d) The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income to Average Net Assets reflect actual 12b-1 fees of less than 1% (See footnote 7)

 52                                            See Notes to Financial Statements

VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2007 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Strategic Municipal Income Fund (the "Fund") is organized as a series of the Van Kampen Tax Free Trust, a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek to provide investors a high level of current income exempt from federal income tax primarily through investment in a diversified portfolio of medium- and lower-grade municipal securities. The Fund commenced investment operations on June 28, 1985. The Fund offers Class A Shares, Class B Shares, Class C Shares and Class I Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class-specific expenses and voting rights on matters affecting a single class. As of March 31, 2007, there have been no sales of Class I Shares.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Municipal bonds are valued by independent pricing services or dealers using the mean of the bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. Legal expenditures that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. The Fund may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Fund will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At March 31, 2007, the Fund had $31,298,408 of when-issued or delayed delivery purchase commitments.

C. INCOME AND EXPENSES Interest income is recorded on an accrual basis. Bond premium is amortized and discount is accreted over the expected life of each applicable security. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2007 (UNAUDITED) continued

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset these losses against any future realized capital gains. At September 30, 2006, the Fund had an accumulated capital loss carryforward for tax purposes of $115,213,774 which will expire according to the following schedule.

AMOUNT                                                              EXPIRATION
$ 9,610,374.................................................    September 30, 2008
 10,147,307.................................................    September 30, 2009
 16,221,240.................................................    September 30, 2010
 22,472,916.................................................    September 30, 2011
  3,607,121.................................................    September 30, 2012
 28,957,443.................................................    September 30, 2013
 24,197,373.................................................    September 30, 2014

    At March 31, 2007, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................    $1,592,285,457
                                                                ==============
Gross tax unrealized appreciation...........................    $   86,959,830
Gross tax unrealized depreciation...........................       (11,759,755)
                                                                --------------
Net tax unrealized appreciation on investments..............    $   75,200,075
                                                                ==============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares daily and pays monthly dividends from net investment income. Net realized gains, if any, are distributed annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

    The tax character of distributions paid during the year ended September 30, 2006 were as follows:

  Distributions paid from:
    Ordinary income.........................................    $    57,989
    Tax-exempt income.......................................     84,689,847
                                                                -----------
                                                                $84,747,836
                                                                ===========

    As of September 30, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................    $  192,687
Undistributed tax-exempt income.............................     5,043,163

VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2007 (UNAUDITED) continued

    Net realized gains or losses may differ for financial and tax reporting purposes primarily as a result of the deferral of losses relating to wash sale transactions.

F. EXPENSE REDUCTIONS During the six months ended March 31, 2007, the Fund's custody fee was reduced by $15,102 as a result of credits earned on cash balances.

G. FLOATING RATE NOTE OBLIGATIONS RELATED TO SECURITIES HELD The Fund enters into transactions in which it transfers to dealer trusts fixed rate bonds in exchange for cash and residual interest in the dealer trusts' assets and cash flows, which are in the form of inverse floating rate investments. The dealer trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The Fund enters into shortfall agreements with the dealer trusts, which commit the Fund to pay the dealer trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the dealer trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the dealer trusts to the Fund, thereby collapsing the dealer trusts. The Fund accounts for the transfer of bonds to the dealer trusts as secured borrowings, with the securities transferred remaining in the Fund's investments assets, and the related floating rate notes reflected as Fund liabilities under the caption "Floating Rate Note Obligations" on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption "Interest" and records the expenses related to floating rate note obligations and any administrative expenses of the dealer trusts under the caption "Interest and Residual Trust Expenses" on the Fund's Statement of Operations. The notes issued by the dealer trust have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the dealer trusts for redemption at par at each reset date. At March 31, 2007, Fund investments with a value of $459,830,770 are held by the dealer trusts and serve as collateral for the $307,040,000 in floating rate notes outstanding at that date. Contractual maturities of the floating rate notes and interest rates in effect at March 31, 2007 are presented on the Portfolio of Investments.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, Van Kampen Asset Management ("the Adviser") will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                        % PER ANNUM
First $500 million..........................................       .50%
Over $500 million...........................................       .45%

    For the six months ended March 31, 2007, the Fund recognized expenses of approximately $20,200 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2007 (UNAUDITED) continued

    Under separate Legal Services, Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the six months ended March 31, 2007, the Fund recognized expenses of approximately $134,800 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Fund, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of "Professional Fees" on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent of the Fund. For the six months ended March 31, 2007, the Fund recognized expenses of approximately $319,600 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $171,468 are included in "Other" assets on the Statement of Assets and Liabilities at March 31, 2007. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the six months ended March 31, 2007, Van Kampen, as distributor for the Fund, received commissions on sales of the Fund's Class A shares of approximately $167,200 and contingent deferred sales charge (CDSC) on redeemed shares of approximately $69,700. Sales charges do not represent expenses of the Fund.

VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2007 (UNAUDITED) continued

3. CAPITAL TRANSACTIONS

For the six months ended March 31, 2007 and the year ended September 30, 2006 transactions were as follows:

                                             FOR THE                        FOR THE
                                        SIX MONTHS ENDED                  YEAR ENDED
                                         MARCH 31, 2007               SEPTEMBER 30, 2006
                                   ---------------------------    ---------------------------
                                     SHARES          VALUE          SHARES          VALUE
Sales:
  Class A........................   7,129,723    $  97,272,806     13,055,319   $ 173,891,015
  Class B........................     142,449        1,944,398        334,366       4,446,493
  Class C........................     779,564       10,720,031      1,973,723      26,414,985
                                   ----------    -------------    -----------   -------------
Total Sales......................   8,051,736    $ 109,937,235     15,363,408   $ 204,752,493
                                   ==========    =============    ===========   =============
Dividend Reinvestment:
  Class A........................   1,799,945    $  24,595,691      3,595,933   $  47,892,378
  Class B........................     127,137        1,736,072        308,235       4,099,833
  Class C........................     166,798        2,296,262        371,317       4,979,001
                                   ----------    -------------    -----------   -------------
Total Dividend Reinvestment......   2,093,880    $  28,628,025      4,275,485   $  56,971,212
                                   ==========    =============    ===========   =============
Repurchases:
  Class A........................  (6,794,848)   $ (92,792,117)   (13,939,360)  $(185,299,918)
  Class B........................  (1,141,912)     (15,573,547)    (2,767,368)    (36,807,094)
  Class C........................  (1,254,272)     (17,244,842)    (2,899,964)    (38,849,536)
                                   ----------    -------------    -----------   -------------
Total Repurchases................  (9,191,032)   $(125,610,506)   (19,606,692)  $(260,956,548)
                                   ==========    =============    ===========   =============

4. REDEMPTION FEE

The Fund assesses a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sale or exchange) within 30 days of purchase. The redemption fee is paid directly to the Fund. For the six months ended March 31, 2007, the Fund received redemption fees of approximately $3,100 which are reported as part of "Cost of Shares Repurchased" on the Statement of Changes in Net Assets. The per share impact from redemption fees paid to the fund was less than $0.01.

5. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $7,739,882 and $198,996,747, respectively.

6. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    The Fund may use derivative instruments for a variety of reasons, such as to attempt to protect the Fund against possible changes in the market value of its portfolio, to manage the portfolio's effective yield, maturity and duration, or generate potential gain. All of the Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized

VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2007 (UNAUDITED) continued

gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract. Risks may arise as a result of the potential inability of the counter parties to meet the terms of their contracts.

    Summarized below are the specific types of derivative financial instruments used by the Fund.

A. FUTURES CONTRACTS A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Fund generally invests in exchange traded futures contracts on U.S. Treasury Securities and typically closes the contract prior to the delivery date. These contracts are generally used to manage the Fund's effective maturity and duration. Upon entering into futures contracts, the Fund maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to rules and regulations promulgated under the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin).

    Transactions in future contracts for six months ended March 31, 2007, are as follows:

                                                                CONTRACTS
Outstanding at September 30, 2006...........................       2,670
Futures Opened..............................................      14,815
Futures Closed..............................................     (15,880)
                                                                 -------
Outstanding at March 31, 2007...............................       1,605
                                                                 =======

B. INVERSE FLOATING RATE INVESTMENTS The Fund may invest a portion of its assets in inverse floating rate instruments, either through outright purchases of inverse floating rate securities or through the transfer of bonds to a dealer trust in exchange for cash and residual interests in the dealer trust. These investments are typically used by the Fund in seeking to enhance the yield of the portfolio. These instruments typically involve greater risks than a fixed rate municipal bond. In particular, these instruments are acquired through leverage or may have leverage embedded in them and therefore involve many of the risks associated with leverage. Leverage is a speculative technique that may expose the Fund to greater risk and increased costs. Leverage may cause the Fund's net asset value to be more volatile than if it had not been leveraged because leverage tends to magnify the effect of any increases or decreases in the value of the Fund's portfolio securities. The use of leverage may also cause the Fund to liquidate portfolio positions when it may not be advantageous to do so in order to satisfy its obligations with respect to inverse floating rate instruments.

7. DISTRIBUTION AND SERVICE PLANS

Shares of the Fund are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans") for Class A Shares, Class B Shares and Class C Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the

VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2007 (UNAUDITED) continued

Plans, the Fund will incur annual fees of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets. These fees are accrued daily and paid to the Distributor monthly.

    The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed receivable") was approximately $2,266,100 and $75,900 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

8. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes--an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN in the fund NAV calculations as late as the fund's last NAV calculation in the first required financial statement period. As a result, the Fund will incorporate FIN 48 in its semi annual report on March 31, 2008. The impact to the Fund's financial statements, if any, is currently being assessed.

    In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosure.

VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

DENNIS SHEA
Vice President

J. DAVID GERMANY
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

JAMES W. GARRETT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.
 60

  Van Kampen Strategic Municipal Income Fund

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen Strategic Municipal Income Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen Strategic Municipal Income Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                         Van Kampen Funds Inc.
                                               1 Parkview Plaza, P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555
                                                             www.vankampen.com

                                       Copyright (C)2007 Van Kampen Funds Inc.
                                        All rights reserved. Member NASD/SIPC.

                                                                  39, 339, 539
                                                                  STMISAR 5/07
    (VAN KAMPEN INVESTMENTS LOGO)                           IU07-01046P-Y03/07

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen California Insured Tax Free Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of March 31, 2007.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A CLASS A, B, AND C SHARE OR CLASS I SHARE PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUSES CONTAIN INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. TO OBTAIN AN ADDITIONAL PROSPECTUS, CONTACT YOUR FINANCIAL ADVISOR OR DOWNLOAD ONE AT VANKAMPEN.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 3/31/07

                              A SHARES             B SHARES             C SHARES          I SHARES
                           since 12/13/85       since 4/30/93        since 8/13/93      since 8/12/05
-----------------------------------------------------------------------------------------------------
                                     W/MAX                W/MAX                W/MAX
                                     4.75%                4.00%                1.00%
AVERAGE ANNUAL           W/O SALES   SALES    W/O SALES   SALES    W/O SALES   SALES      W/O SALES
TOTAL RETURNS             CHARGES    CHARGE    CHARGES    CHARGE    CHARGES    CHARGE      CHARGES

Since Inception            6.75%      6.50%     4.80%      4.80%     4.48%     4.48%        3.84%
10-year                    5.42       4.91      4.91       4.91      4.66      4.66           --
5-year                     5.16       4.14      4.97       4.72      4.42      4.42           --
1-year                     4.75      -0.25      5.02       1.02      4.07      3.07         5.07
6-month                    1.57      -3.27      1.54      -2.43      1.24      0.25         1.70
-----------------------------------------------------------------------------------------------------

30-Day SEC Yield               3.29%                3.46%                2.71%              3.71%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 4.75 percent for Class A shares, a contingent deferred sales charge of 4.00 percent for Class B shares (in years one and two and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. The since inception and 10-year returns for Class B shares reflect the conversion of Class B shares into Class A shares eight years after purchase. The since inception returns for Class C shares reflect the conversion of Class C shares into Class A shares ten years after purchase. Class I shares are available for purchase exclusively by investors through (i) tax-exempt retirement plans with assets of at least $1 million (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (ii) fee-based investment programs with assets of at least $1 million and (iii) institutional clients with assets of at least $1 million. Class I shares are offered without any sales charges on purchases or sales and do not include combined Rule 12b-1 fees and service fees. Figures shown above assume reinvestment of all dividends and capital gains. SEC yield is a calculation for determining the amount of portfolio income, excluding non-income items as prescribed by the SEC. Yields are subject to change.

The Lehman Brothers Municipal Bond Index is generally representative of investment-grade, tax-exempt bonds. The Lehman Brothers California Insured Municipal Bond Index is comprised of insured CA municipal bond issues. The indexes do not include any expenses, fees or sales charges, which would lower performance. The indexes are unmanaged and should not be considered investments.

Fund Report

FOR THE SIX-MONTH PERIOD ENDED MARCH 31, 2007

MARKET CONDITIONS

The overall environment for municipal bonds was favorable during the reporting period, but mixed economic indicators and concerns about the residential housing sector led to increased market uncertainty and volatility. In the initial months of the period, the pace of economic growth appeared to be slowing but in December the outlook for the economy turned positive following a slate of stronger-than-expected economic releases. The improved economic picture pushed bond yields higher and effectively reversed the run-up in prices that had begun in July on concern over the weak housing market's potential drag on the economy. Bonds continued to sell off until February when the sub-prime mortgage market showed signs of deterioration, causing a sell-off in equities and a flight-to-quality bond market rally. In March the rally ended as strong employment reports and upward movement in inflationary pressures sparked selling in an overbought Treasury market. At month end, however, the short end of the bond market rebounded strongly following news that the Federal Open Market Committee (the "Fed") had dropped its bias toward higher rates. This came as somewhat of a surprise, given the fact that core inflation readings still remained elevated.

Municipal bond yields followed the general movement of the Treasury market. However, the 30-year AAA municipal bond yield reached lows not seen in decades, declining to 4.00 percent in the first half of the reporting period before reversing course and ending the period at 4.15 percent. Yields on the short end of the curve generally rose throughout the course of the period. As a result, the short end of the municipal curve posted the lowest returns while the long end outperformed other portions of the curve by as much as 100 basis points. The slope of the municipal curve remained relatively flat and, as a result, the yield differential between long maturity and short maturity issues was quite small.

New issue supply rose dramatically during the period, increasing by 35 percent versus the same six-month period a year ago, as relatively low interest rates spurred municipalities to refinance their debt. Insured bond issuance also rose considerably and represented more than half of the total new issue supply. Demand for municipal bonds was robust as well, particularly for high-yield securities as investors proved increasingly willing to take on more risk in return for relatively higher yields. The strong demand caused credit spreads, which were already near historically tight levels, to further narrow. As a result, the lower-quality, higher yielding segment of the market considerably outperformed, returning 185 basis points more than the investment-grade segment for the overall period.

The State of California was the country's leading issuer of municipal bonds during the period. New issuance for the state rose by 122 percent and represented a 20 percent share of total market volume. Roughly half of all the
 2
municipal bonds that came to market in the state were insured. California started 2007 off on a generally good economic footing as the state's unemployment rate remained low and the state contributed more than its share of non-farm growth in February.

PERFORMANCE ANALYSIS

The fund returned 1.57 percent for the six months ended March 31, 2007 (Class A shares, unadjusted for sales charges) underperforming the fund's benchmarks, the Lehman Brothers California Insured Municipal Bond Index and the Lehman Brothers Municipal Bond Index, which returned 2.06 percent and 1.93 percent for the period, respectively.

TOTAL RETURNS FOR THE SIX-MONTH PERIOD ENDED MARCH 31, 2007

------------------------------------------------------------------------------------------
                                                LEHMAN BROTHERS      LEHMAN BROTHERS
                                               CALIFORNIA INSURED    MUNICIPAL BOND
      CLASS A   CLASS B   CLASS C   CLASS I   MUNICIPAL BOND INDEX        INDEX

       1.57%     1.54%     1.24%     1.70%           2.06%                1.93%
------------------------------------------------------------------------------------------

The performance for the four share classes varies because each has different expenses. The fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definitions.

A variety of factors drove the fund's performance over the course of the period. One of the biggest contributors to return was the fund's investment in uninsured, investment-grade bonds, which represented approximately 3 percent of total assets as of the end of the period. Recent fund enhancements provide for greater investment flexibility here, allowing up to 20 percent of assets to be invested in lower-rated--but still investment-grade-securities. (The remainder must be invested in AAA rated insured bonds.) As such, we selectively added holdings in BBB, A, and AA rated credits, which proved beneficial to performance as credit spreads relative to the highest-quality bonds tightened during the period, leading to the outperformance of bonds rated below AAA.

Another key driver of performance was the fund's yield curve and duration positioning. Given the relatively flat shape of the curve throughout the period, we invested in the very long end, specifically bonds with maturities of 25 to 30 years, in order to capture more attractive yields, which proved beneficial to performance as this part of the curve outperformed. The fund's duration (a measure of interest-rate sensitivity) was longer than that of the benchmark Lehman Brothers California Insured Municipal Bond Index, which was also additive to performance.

In an effort to further enhance yield, we added to the fund's holdings of inverse floating-rate securities,* which performed well when interest rates fell. As these securities can add some interest-rate risk to the portfolio, we hedged that risk by purchasing U.S. Treasury futures. We also continued to purchase current coupons bonds for absolute yield.

The fund's holdings in BBB rated tobacco revenue bonds helped boost performance, as did holdings in the tax-supported debt sector (state and local general obligation bonds), which not only performed well but were also overweighted in the portfolio compared to the benchmark Lehman Brothers California Insured Municipal Bond Index.

Various positions, however, detracted from the fund's performance during the period. One of the primary contributors to the fund's underperformance versus the benchmark index was the portfolio's smaller relative allocations to transportation, utilities, and zero coupon bonds, as these sectors which performed strongly during the period. Additionally, the fund's U.S. Treasury hedge position also dampened performance during the period.

We continued to keep the fund's portfolio well diversified across a broad range of sectors. As of the end of the period, tax-supported debt, utilities, and education represented the fund's largest sector weightings. In addition, the portfolio did not contain any holdings subject to the Alternative Minimum Tax
(AMT).

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the fund in the future.

*An inverse floating-rate security, or "inverse floater", is a variable rate security whose coupon rate changes in the opposite direction from the change in the reference rate used to calculate the coupon rate.
 4

TOP FIVE SECTORS AS OF 3/31/07
Tax Allocation                                                    25.1%
Public Education                                                  18.0
Public Buildings                                                  11.6
General Purpose                                                   10.3
Water & Sewer                                                      5.7

RATINGS ALLOCATIONS AS OF 3/31/07
AAA/Aaa                                                           90.4%
A/A                                                                4.7
BBB/Baa                                                            4.9

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. Ratings allocations are a percentage of total investments. Top 5 sectors percentages are as a percentage of long-term investments. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. Ratings allocations based upon ratings as issued by Standard & Poor's and Moody's, respectively.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class B and C Shares; and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 10/1/06 - 3/31/07.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your cost would have been higher.

                                                 BEGINNING         ENDING         EXPENSES PAID
                                               ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                               -------------------------------------------------
                                                  10/1/06          3/31/07       10/1/06-3/31/07
Class A
  Actual.....................................    $1,000.00        $1,015.69           $4.98
  Hypothetical...............................     1,000.00         1,020.00            4.99
  (5% annual return before expenses)
Class B
  Actual.....................................     1,000.00         1,015.44            4.97
  Hypothetical...............................     1,000.00         1,020.00            4.99
  (5% annual return before expenses)
Class C
  Actual.....................................     1,000.00         1,012.38            8.08
  Hypothetical...............................     1,000.00         1,016.90            8.10
  (5% annual return before expenses)
Class I
  Actual.....................................     1,000.00         1,016.95            3.72
  Hypothetical...............................     1,000.00         1,021.24            3.73
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 0.99%, 0.99%, 1.61% and 0.74% for Class A, B, C and I Shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

The following table shows what expenses a shareholder would have paid, excluding interest and residual trust expenses.

                                                 BEGINNING         ENDING         EXPENSES PAID
                                               ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                               -------------------------------------------------
                                                  10/1/06          3/31/07       10/1/06-3/31/07
Class A
  Actual.....................................    $1,000.00        $1,015.69           $4.72
  Hypothetical...............................     1,000.00         1,020.24            4.73
  (5% annual return before expenses)
Class B
  Actual.....................................     1,000.00         1,015.44            4.72
  Hypothetical...............................     1,000.00         1,020.24            4.73
  (5% annual return before expenses)
Class C
  Actual.....................................     1,000.00         1,012.38            7.83
  Hypothetical...............................     1,000.00         1,017.15            7.85
  (5% annual return before expenses)
Class I
  Actual.....................................     1,000.00         1,016.95            3.47
  Hypothetical...............................     1,000.00         1,021.49            3.48
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 0.94%, 0.94%, 1.56% and 0.69% for Class A, B, C and I Shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

VAN KAMPEN CALIFORNIA INSURED TAX FREE FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)

PAR
AMOUNT
(000)       DESCRIPTION                                      COUPON   MATURITY      VALUE
---------------------------------------------------------------------------------------------
            CALIFORNIA MUNICIPAL BONDS  110.1%
$  1,925    Alhambra, CA City Elem Sch Dist Cap Apprec Ser A
            (FSA Insd) (a)..................................   *      09/01/20   $  1,090,493
   2,000    Anaheim, CA Pub Fin Auth Tax Alloc Rev (MBIA
            Insd) (b)....................................... 9.170%   12/28/18      2,154,360
   3,000    Baldy Mesa, CA Wtr Dist Ctf Partn Parity Wtr Sys
            Impt Proj (AMBAC Insd).......................... 5.000    08/01/36      3,172,920
   1,430    Bay Area Govt Assn CA Lease Rev Cap Proj Ser A
            (AMBAC Insd) (a)................................ 5.250    07/01/17      1,547,503
   2,735    Bay Area Govt Assn CA Lease West Sacramento Ser
            A (XLCA Insd) (a)............................... 5.000    09/01/29      2,868,714
   1,000    Bonita, CA Uni Sch Dist Election 2004 Ser A
            (MBIA Insd)..................................... 5.000    08/01/28      1,054,200
   1,070    Bonita, CA Uni Sch Dist Election 2004 Ser A
            (MBIA Insd)..................................... 5.250    08/01/24      1,161,335
   1,850    Brea & Olinda, CA Uni Sch Dist Rfdg Ser A (FSA
            Insd) (a)....................................... 5.500    08/01/18      1,999,110
   2,165    California Ed Fac Auth Rev Univ Pacific (MBIA
            Insd)........................................... 5.875    11/01/20      2,327,353
   2,000    California Infrastructure & Econ Dev Bk Rev Bay
            Area Toll Brdg First Lien Ser A (FGIC Insd)
            (Prerefunded @ 1/01/28)......................... 5.000    07/01/29      2,248,300
   2,000    California Mobilehome Pk Fin Auth Rev Union City
            Tropics Rfdg Ser A.............................. 4.500    12/15/36      1,959,720
   1,050    California Spl Dist Assn Fin Corp Ctf Partn Pgm
            Ser DD (FSA Insd) (a)........................... 5.625    01/01/27      1,072,386
   1,050    California St (FGIC Insd)....................... 6.250    09/01/12      1,155,882
   5,000    California St Dept Wtr Res Pwr Supply Rev Ser A
            (MBIA Insd) (c)................................. 5.375    05/01/21      5,459,200
   2,500    California St Pub Wks Brd Lease Dept
            Corrections-Ten Admin Ser A (AMBAC Insd)........ 5.250    03/01/17      2,660,025
  10,000    California St Rfdg (d).......................... 4.500    08/01/30      9,878,400
   7,750    California St Rfdg (FGIC Insd).................. 5.000    02/01/23      7,897,327
   1,000    California St Univ Rev & Colleges Systemwide Ser
            A (AMBAC Insd).................................. 5.375    11/01/18      1,084,060
   2,000    California Statewide Cmntys Dev Auth Rev Kaiser
            Permanente Ser A................................ 4.750    04/01/33      2,000,780
   1,900    California Statewide Cmntys Dev Auth Wtr Rev Ser
            A (FSA Insd).................................... 5.000    10/01/26      2,018,085
   1,000    Carson, CA Redev Agy Redev Proj Area No 1 Tax
            Alloc (MBIA Insd)............................... 5.500    10/01/15      1,124,850
   2,000    Castaic Lake Wtr Agy CA Ctf Partn Wtr Sys Impt
            Proj Rfdg Ser A (MBIA Insd)..................... 7.000    08/01/12      2,315,240
   3,000    Castaic Lake Wtr Agy CA Rev Ctf Partn Ser A
            (MBIA Insd)..................................... 5.250    08/01/23      3,177,510
     100    Cerritos, CA Cmnty College Election 2004 Ser A
            (MBIA Insd)..................................... 5.000    08/01/26        106,005

 10                                            See Notes to Financial Statements

VAN KAMPEN CALIFORNIA INSURED TAX FREE FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                      COUPON   MATURITY      VALUE
---------------------------------------------------------------------------------------------
            CALIFORNIA (CONTINUED)
$    125    Cerritos, CA Cmnty College Election 2004 Ser A
            (MBIA Insd)..................................... 5.000%   08/01/28   $    132,432
   2,725    Clearlake, CA Pub Fin Auth Rev Redev Agy
            Highlands Pk Proj Ser A (MBIA Insd)............. 4.250    10/01/31      2,614,719
   1,160    Coachella, CA Fin Auth Tax Proj 1 & 2 Rfdg Ser A
            (XLCA Insd) (a)................................. 5.250    12/01/30      1,241,049
   3,140    Colton, CA Jt Uni Sch Dist Election 2001 Ser C
            (FGIC Insd) (a)................................. 5.250    02/01/25      3,393,963
   3,400    Contra Costa, CA Cmnty College Election 2002
            (MBIA Insd)..................................... 5.000    08/01/29      3,582,070
   1,400    Corona, CA Redev Agy Tax Alloc Temescal Canyon
            Proj Area Ser A (AGL Insd)...................... 4.375    11/01/26      1,378,230
   2,890    Cucamonga Vly, CA Wtr Dist Ctf Partn Wtr Fac Fin
            (MBIA Insd)..................................... 5.000    09/01/36      3,053,256
   2,500    Culver City, CA Redev Agy Tax Alloc Redev Proj
            Rfdg Ser A (AMBAC Insd)......................... 5.000    11/01/23      2,641,175
   2,400    Dinuba, CA Redev Agy Tax Alloc Merged City Redev
            Proj No 2 Rfdg (AMBAC Insd)..................... 5.000    09/01/34      2,524,128
   2,870    Dinuba, CA Redev Agy Tax Alloc Merged City Redev
            Proj No 2 Rfdg (AMBAC Insd)..................... 5.000    09/01/36      3,027,563
   1,000    East Bay, CA Muni Util Dist Wtr Sys Rev (MBIA
            Insd)........................................... 5.000    06/01/21      1,050,340
   2,195    Elk Grove, CA Uni Sch Dist Spl Tax Cmnty Fac
            Dist No 1 (MBIA Insd)........................... 5.000    12/01/35      2,310,764
   1,280    Fillmore, CA Uni Sch Dist Election 2004 Ser A
            (FSA Insd)...................................... 5.000    08/01/27      1,357,325
   1,300    Folsom Cordova, CA Uni Sch Dist Sch Fac Impt
            Dist No 2 Ser A (MBIA Insd)..................... 5.375    10/01/17      1,404,507
   1,480    Fontana, CA Redev Agy Tax Alloc Dwntwn Redev
            Proj Rfdg (MBIA Insd)........................... 5.000    09/01/21      1,530,157
     650    Fresno, CA Jt Pwrs Fin Auth Ser A (FSA Insd).... 5.000    06/01/17        683,624
     590    Fresno, CA Uni Sch Dist Rfdg Ser C (MBIA Insd)
            (a)............................................. 5.900    08/01/17        690,819
     630    Fresno, CA Uni Sch Dist Rfdg Ser C (MBIA Insd)
            (a)............................................. 5.900    08/01/18        741,667
     675    Fresno, CA Uni Sch Dist Rfdg Ser C (MBIA Insd)
            (a)............................................. 5.900    08/01/19        799,240
     720    Fresno, CA Uni Sch Dist Rfdg Ser C (MBIA Insd)
            (a)............................................. 5.900    08/01/20        857,398
   2,000    Glendale, CA Redev Agy Tax Ctr Glendale Redev
            Proj (MBIA Insd)................................ 5.250    12/01/20      2,172,840
   2,425    Glendora, CA Pub Fin Auth Tax Alloc Proj No 1
            Ser A (MBIA Insd)............................... 5.000    09/01/24      2,539,339
   5,000    Golden St Tob Securitization Corp CA Tob
            Settlement Rev Asset Bkd Sr Ser A1 (c).......... 5.125    06/01/47      5,210,188

See Notes to Financial Statements                                             11

VAN KAMPEN CALIFORNIA INSURED TAX FREE FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                      COUPON   MATURITY      VALUE
---------------------------------------------------------------------------------------------
            CALIFORNIA (CONTINUED)
$  5,000    Golden St Tob Securitization Corp CA Tob
            Settlement Rev Asset Bkd Sr Ser A1 (c).......... 5.750%   06/01/47   $  5,210,187
   2,230    Hanford, CA High Sch Dist Election 1998 Ser C
            (MBIA Insd) (a)................................. 5.700    08/01/28      2,510,311
   2,275    Hawaiian Gardens, CA Redev Agy Proj No 1 Tax
            Alloc Ser A (AMBAC Insd)........................ 5.000    12/01/25      2,422,943
   2,500    Huntington Beach, CA High Election 2004 (FSA
            Insd)........................................... 5.000    08/01/26      2,656,800
   2,000    Imperial Irr Dist CA Ctf Partn Elec Sys Proj
            (FSA Insd)...................................... 5.250    11/01/23      2,135,660
   1,950    Imperial Irr Dist CA Ctf Partn Wtr Sys Proj
            (AMBAC Insd) (a)................................ 5.000    07/01/19      2,043,912
   2,000    Inglewood, CA Redev Agy Tax Alloc Merged Redev
            Proj Rfdg Ser A (AMBAC Insd).................... 5.250    05/01/23      2,246,960
   1,715    Irvine, CA Pub Fac & Infrastructure Ser B (AMBAC
            Insd) (a)....................................... 5.000    09/02/23      1,773,722
   2,000    La Canada, CA Uni Sch Dist Election 2004 Ser A
            (MBIA Insd)..................................... 5.500    08/01/28      2,196,320
   2,000    La Quinta, CA Fin Auth Loc Ser A (AMBAC Insd)... 5.000    09/01/29      2,101,680
   2,000    La Quinta, CA Fin Auth Loc Ser A (AMBAC Insd)... 5.250    09/01/24      2,172,300
   2,000    La Quinta, CA Redev Agy Tax Alloc Redev Proj
            Area No 1 (AMBAC Insd).......................... 5.000    09/01/22      2,124,340
   2,500    Lehman Muni Tr Rcpt Various St Ser 07 K14 (MBIA
            Insd) (b) (h)................................... 4.779    05/15/47      2,267,150
   1,000    Livermore-Amador Vly Wtr Mgmt Agy CA Swr Rev Ser
            A (AMBAC Insd).................................. 5.250    08/01/16      1,063,990
   1,545    Long Beach, CA Bd Fin Auth Pub Lease Safety Fac
            Proj (AMBAC Insd) (a)........................... 5.250    11/01/20      1,662,791
   2,000    Long Beach, CA Cmnty College Dist 2002 Election
            Ser B (FGIC Insd)............................... 5.000    05/01/25      2,122,040
   1,975    Los Angeles, CA Ctf Partn Real Ppty Pgm Ser T
            (MBIA Insd) (a)................................. 5.000    02/01/19      2,087,200
   2,000    Los Angeles, CA Dept Wtr & Pwr Sys Ser C (MBIA
            Insd)........................................... 5.000    07/01/26      2,124,980
   1,230    Los Angeles, CA Mtg Rev FHA Sec 8 Asstd Proj
            Rfdg Ser A (MBIA Insd).......................... 6.100    07/01/25      1,231,427
   1,375    Los Angeles, CA Spl Assmt Landscaping & Dist No
            96 Ser 1 (AMBAC Insd) (a)....................... 5.000    03/01/21      1,454,365
   1,000    Los Angeles Cnty, CA Ctf Partn Disney Pkg Proj
            Rfdg (AMBAC Insd)............................... 4.750    03/01/23      1,015,880
   1,000    Los Angeles Cnty, CA Met Tran Auth Sales Tax Rev
            Prop A First Tier Sr Rfdg Ser C (AMBAC Insd).... 5.000    07/01/23      1,033,270
   1,265    Los Angeles Cnty, CA Sch Regionalized Business
            Svcs Ctf Partn Cap Apprec Pooled Fin Ser A
            (AMBAC Insd)....................................   *      08/01/24        585,442

 12                                            See Notes to Financial Statements

VAN KAMPEN CALIFORNIA INSURED TAX FREE FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                      COUPON   MATURITY      VALUE
---------------------------------------------------------------------------------------------
            CALIFORNIA (CONTINUED)
$  1,000    Lynwood, CA Uni Sch Dist 2002 Election Ser A
            (FSA Insd)...................................... 5.000%   08/01/27   $  1,054,280
   1,500    Modesto, CA Irr Rect Ctf Partn Cap Impt Ser A
            (FSA Insd)...................................... 5.250    07/01/18      1,598,715
   1,105    Monrovia, CA Fin Auth Lease Rev Hillside
            Wilderness Preserve (AMBAC Insd)................ 5.000    12/01/20      1,181,355
   2,000    Montclair, CA Redev Agy Tax Redev Proj No V Rfdg
            (MBIA Insd)..................................... 5.000    10/01/20      2,115,440
   1,570    Mountain View, CA Shoreline Tax Alloc Ser A
            (MBIA Insd) (a)................................. 5.250    08/01/16      1,664,608
   1,000    Mount Pleasant, CA Elem Sch Dist 1998 Election
            Ser C (FSA Insd)................................ 5.500    03/01/26      1,067,320
   1,105    National City, CA Cmnty Dev Commn Redev Proj
            Rfdg Ser B (AMBAC Insd)......................... 5.250    08/01/32      1,186,229
   1,000    Novato, CA Uni Sch Dist (FSA Insd).............. 5.000    08/01/28      1,054,200
   3,915    Oak Grove, CA Sch Dist 1995 Election (FGIC
            Insd)........................................... 5.250    08/01/25      4,126,958
   1,000    Oakland, CA Uni Sch Dist Alameda Cnty (FSA
            Insd)........................................... 5.000    08/01/17      1,026,270
   1,300    Oceanside, CA Ctf Partn Rfdg Ser A (AMBAC
            Insd)........................................... 5.200    04/01/23      1,376,479
   3,025    Orange Cnty, CA Pub Fin Auth Lease Rev Juvenile
            Justice Ctr Fac Rfdg (AMBAC Insd)............... 5.375    06/01/17      3,278,858
   1,145    Pacifica, CA Wastewtr Rev Rfdg (AMBAC Insd)..... 5.000    10/01/25      1,206,819
   1,200    Palm Desert, CA Fin Auth Tax Alloc Rev Proj Area
            No 4 Rfdg Ser A (MBIA Insd)..................... 5.000    10/01/29      1,272,168
   1,340    Palm Springs, CA Fin Lease Rev Convention Ctr
            Proj Rfdg Ser A (MBIA Insd)..................... 5.250    11/01/19      1,438,450
   3,545    Panama-Buena Vista Uni Sch Dist CA Ctf Partn Sch
            Constr Proj (MBIA Insd)......................... 5.000    09/01/30      3,742,456
   3,065    Placentia Yorba Linda, CA Uni Sch Dist Ctf Partn
            (FGIC Insd)..................................... 5.000    10/01/30      3,230,970
   2,020    Pomona, CA Pub Fin Auth Rev Merged Redev Proj
            Ser AD (MBIA Insd) (a).......................... 5.000    02/01/15      2,116,697
   1,110    Pomona, CA Pub Fin Auth Rev Merged Redev Proj
            Ser AD (MBIA Insd) (a).......................... 5.000    02/01/16      1,163,136
   1,430    Pomona, CA Pub Fin Auth Rev Swr Proj Ser BA
            (AMBAC Insd).................................... 4.500    12/01/46      1,417,359
   1,360    Port Hueneme, CA Ctf Partn Cap Impt Pgm Rfdg
            (MBIA Insd)..................................... 6.000    04/01/19      1,613,694
   1,055    Poway, CA Redev Agy Tax Alloc Paguay Redev Proj
            (AMBAC Insd) (a)................................ 5.375    06/15/20      1,136,921
   3,000    Rancho Cucamonga, CA Redev Agy Rancho Redev Proj
            (MBIA Insd)..................................... 5.375    09/01/25      3,184,200
     925    Redding, CA Elec Sys Rev Ctf Partn (MBIA Insd)
            (b) (e)......................................... 9.156    07/01/22      1,270,469

See Notes to Financial Statements                                             13

VAN KAMPEN CALIFORNIA INSURED TAX FREE FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                      COUPON   MATURITY      VALUE
---------------------------------------------------------------------------------------------
            CALIFORNIA (CONTINUED)
$  1,400    Redding, CA Redev Agy Tax Alloc Canby Hilltop
            Cypress Redev Ser A (MBIA Insd)................. 5.000%   09/01/23   $  1,482,586
   3,775    Riverside, CA Lease Rev Ctf Partn Galleria at
            Tyler Pub Impt (FGIC Insd)...................... 5.000    09/01/36      3,988,250
   3,775    Riverside Cnty, CA Ctf Partn Historic Courthouse
            Proj Ser B (FGIC Insd) (a)...................... 5.000    11/01/27      3,983,720
   6,380    Rohnert Pk, CA Cmnty Dev Comm Tax Alloc Rev Hsg
            Redev Proj Ser H (FGIC Insd) (c) (d)............ 4.375    08/01/30      6,195,219
   2,160    Roseville, CA Jt Uni High Sch Election 2004 Ser
            A (FGIC Insd) (a)............................... 5.000    08/01/26      2,295,475
      70    Sacramento, CA City Fin Auth Rev Cap Impt (AMBAC
            Insd)........................................... 5.000    12/01/33         73,121
   2,000    Sacramento Cnty, CA San Dist Fin Auth Rev
            Sacramento Regl Cnty San (FGIC Insd)............ 5.000    12/01/29      2,129,220
   2,000    San Francisco, CA City & Cnty Second Ser Issue
            26B (FGIC Insd)................................. 5.000    05/01/22      2,081,660
   2,675    San Jose, CA Fin Auth Lease Rev Convention Ctr
            Proj Rfdg Ser F (MBIA Insd)..................... 5.000    09/01/17      2,807,707
   2,250    San Jose, CA Redev Agy Tax Alloc Merged Area
            Redev Proj Rfdg Ser C (MBIA Insd)............... 4.250    08/01/30      2,158,133
   2,290    San Jose, CA Uni Sch Dist Ctf Partn Rfdg (FGIC
            Insd)........................................... 4.500    06/01/24      2,312,259
   1,000    San Leandro, CA Ctf Partn Lib & Fire Stations
            Fin (AMBAC Insd)................................ 5.750    11/01/29      1,064,940
   1,000    San Leandro, CA Jt Proj Area Fin (MBIA Insd).... 5.100    12/01/26      1,056,900
   1,340    Sanger, CA Uni Sch Dist Ctf Cap Impt Prog (FSA
            Insd) (a)....................................... 5.000    03/01/25      1,412,722
   2,000    Santa Fe Springs, CA Cmnty Dev Comm Tax Alloc
            Rfdg Ser A (MBIA Insd) (a)...................... 5.375    09/01/20      2,121,940
   2,065    Santa Fe Springs, CA Cmnty Dev Comm Tax Alloc
            Rfdg Ser A (MBIA Insd).......................... 5.375    09/01/21      2,183,056
   2,450    Santa Monica, CA Cmnty College Rfdg Ser A (AMBAC
            Insd) (a)....................................... 5.250    02/01/23      2,621,623
   1,460    Shafter, CA Cmnty Dev Agy Tax Alloc Rev Cmnty
            Dev Proj Area No 1 Rfdg Ser A (FSA Insd)........ 5.000    11/01/36      1,543,658
   1,000    Shasta, CA Jt Pwr Fin Auth Cnty Admin Bldg Proj
            Ser A (MBIA Insd)............................... 5.250    04/01/22      1,064,200
   1,000    South Gate, CA Pub Fin Auth South Gate Redev
            Proj No 1 (XLCA Insd)........................... 5.750    09/01/22      1,106,290
   2,150    Temecula, CA Redev Agy Tax Alloc Rev Temecula
            Redev Proj No 1 (MBIA Insd)..................... 5.125    08/01/27      2,222,391
   1,250    Tobacco Securitization Auth Southern CA Tob
            Settlement (Acquired 1/07/05, Cost $1,369,742)
            (b) (i)......................................... 8.902    06/01/46      1,200,425
   2,500    Turlock, CA Pub Fin Auth Tax Alloc Rev (FSA
            Insd)........................................... 5.000    09/01/36      2,641,225

 14                                            See Notes to Financial Statements

VAN KAMPEN CALIFORNIA INSURED TAX FREE FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                      COUPON   MATURITY      VALUE
---------------------------------------------------------------------------------------------
            CALIFORNIA (CONTINUED)
$  1,540    Vallejo City, CA Uni Sch Dist Rfdg Ser A (MBIA
            Insd) (f)....................................... 5.900%   02/01/20   $  1,832,277
   2,000    Ventura Cnty, CA Ctf Partn Pub Fin Auth Ser I
            (FSA Insd)...................................... 5.250    08/15/16      2,075,780
   3,655    Woodland, CA Fin Auth Wastewater Rev Second Sr
            Lien (MBIA Insd) (a)............................ 5.000    03/01/30      3,846,376
                                                                                 ------------

TOTAL LONG-TERM INVESTMENTS 110.1%
  (Cost $242,190,320).........................................................    253,739,425


TOTAL SHORT-TERM INVESTMENTS 0.2%
  (Cost $500,000).............................................................        500,000
                                                                                 ------------

TOTAL INVESTMENTS 110.3%
  (Cost $242,690,320).........................................................    254,239,425


LIABILITY FOR FLOATING RATE NOTE OBLIGATIONS RELATED TO SECURITIES HELD (6.4%)
  (Cost ($14,785,000))
 (14,785)   Note with interest rates ranging from 3.64% to 3.68% at March 31,
            2007 and a contractual maturities of collateral ranging from 2021
            to 2047 (See Note 1) (g)..........................................    (14,785,000)
                                                                                 ------------
TOTAL NET INVESTMENTS 103.9%
  (Cost $227,905,320).........................................................    239,454,425

LIABILITIES IN EXCESS OF OTHER ASSETS (3.9%)..................................     (8,979,446)
                                                                                 ------------

NET ASSETS 100.0%.............................................................   $230,474,979
                                                                                 ============

Percentages are calculated as a percentage of net assets.

*   Zero coupon bond

(a) The Fund owns 100% of the outstanding bond issuance.

(b) Inverse Floating Rate

(c) Underlying security related to Inverse Floaters entered into by the Fund. See Notes 1 and 6B.

(d) Security purchased on a when-issued or delayed delivery basis.

(e) Escrowed to Maturity

(f) All or a portion of this security has been physically segregated in connection with open futures contracts

(g) Floating rate notes. The interest rates shown reflect the rates in effect at March 31, 2007.

See Notes to Financial Statements                                             15

VAN KAMPEN CALIFORNIA INSURED TAX FREE FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED) continued

(h) 144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(i) This security is restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 0.1% of net assets.

AGL--Assured Guaranty Ltd.

AMBAC--AMBAC Indemnity Corp.

FGIC--Financial Guaranty Insurance Co.

FHA--Federal Housing Administration

FSA--Financial Security Assurance Inc.

MBIA--Municipal Bond Investors Assurance Corp.

XLCA--XL Capital Assurance Inc.

FUTURES CONTRACTS OUTSTANDING AS OF MARCH 31, 2007:

                                                                           UNREALIZED
                                                                           APPRECIATION/
                                                              CONTRACTS    DEPRECIATION
SHORT CONTRACTS:
U.S. Treasury Bonds Futures, June 2007 (Current Notional
  Value of $111,250 per contract)...........................     182          $55,170
U.S. Treasury Notes 10-Year Futures, June 2007 (Current
  Notional Value of $108,125 per contract)..................      70           28,234
                                                                 ---          -------
                                                                 252          $83,404
                                                                 ===          =======

 16                                            See Notes to Financial Statements

VAN KAMPEN CALIFORNIA INSURED TAX FREE FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
March 31, 2007 (Unaudited)

ASSETS:
Total Investments (Cost $242,690,320).......................  $254,239,425
Cash........................................................       282,531
Receivables:
  Investments Sold..........................................     6,234,122
  Interest..................................................     2,522,568
  Fund Shares Sold..........................................       171,285
  Variation Margin on Futures...............................        59,840
Other.......................................................       158,529
                                                              ------------
    Total Assets............................................   263,668,300
                                                              ------------
LIABILITIES:
Payables:
  Floating Rate Note Obligations............................    14,785,000
  Investments Purchased.....................................    17,544,366
  Fund Shares Repurchased...................................       231,171
  Income Distributions......................................       200,397
  Investment Advisory Fee...................................        92,582
  Distributor and Affiliates................................        21,521
Trustees' Deferred Compensation and Retirement Plans........       238,650
Accrued Expenses............................................        79,634
                                                              ------------
    Total Liabilities.......................................    33,193,321
                                                              ------------
NET ASSETS..................................................  $230,474,979
                                                              ============
NET ASSETS CONSIST OF:
Capital (Par value of $0.01 per share with an unlimited
  number of shares authorized)..............................  $218,099,028
Net Unrealized Appreciation.................................    11,632,509
Accumulated Undistributed Net Investment Income.............       523,339
Accumulated Net Realized Gain...............................       220,103
                                                              ------------
NET ASSETS..................................................  $230,474,979
                                                              ============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $194,091,055 and 10,520,621 shares of
    beneficial interest issued and outstanding).............  $      18.45
    Maximum sales charge (4.75%* of offering price).........          0.92
                                                              ------------
    Maximum offering price to public........................  $      19.37
                                                              ============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $21,757,038 and 1,160,715 shares of
    beneficial interest issued and outstanding).............  $      18.74
                                                              ============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $10,630,339 and 575,918 shares of
    beneficial interest issued and outstanding).............  $      18.46
                                                              ============
  Class I Shares:
    Net asset value and offering price per share (Based on
    net assets of $3,996,547 and 216,704 shares of
    beneficial interest issued and outstanding).............  $      18.44
                                                              ============

*   On sales of $100,000 or more, the sales charge will be reduced.

See Notes to Financial Statements                                             17

VAN KAMPEN CALIFORNIA INSURED TAX FREE FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended March 31, 2007 (Unaudited)

INVESTMENT INCOME:
Interest....................................................  $ 5,492,110
                                                              -----------
EXPENSES:
Investment Advisory Fee.....................................      541,635
Distribution (12b-1) and Service Fees
  Class A...................................................      238,905
  Class B...................................................       29,554
  Class C...................................................       44,382
Transfer Agent Fees.........................................       57,904
Interest and Residual Trust Expenses........................       54,968
Custody.....................................................       47,714
Accounting and Administrative Expenses......................       40,037
Professional Fees...........................................       33,145
Reports to Shareholders.....................................       29,938
Trustees' Fees and Related Expenses.........................       21,722
Registration Fees...........................................        1,526
Other.......................................................       17,419
                                                              -----------
    Total Expenses..........................................    1,158,849
    Less Credits Earned on Cash Balances....................        4,026
                                                              -----------
    Net Expenses............................................    1,154,823
                                                              -----------
NET INVESTMENT INCOME.......................................  $ 4,337,287
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $   451,538
  Futures...................................................     (167,001)
                                                              -----------
Net Realized Gain...........................................      284,537
                                                              -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   12,516,570
                                                              -----------
  End of the Period:
    Investments.............................................   11,549,105
    Futures.................................................       83,404
                                                              -----------
                                                               11,632,509
                                                              -----------
Net Unrealized Depreciation During the Period...............     (884,061)
                                                              -----------
NET REALIZED AND UNREALIZED LOSS............................  $  (599,524)
                                                              ===========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $ 3,737,763
                                                              ===========

 18                                            See Notes to Financial Statements

VAN KAMPEN CALIFORNIA INSURED TAX FREE FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                           FOR THE              FOR THE
                                                       SIX MONTHS ENDED        YEAR ENDED
                                                        MARCH 31, 2007     SEPTEMBER 30, 2006
                                                       --------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income................................    $  4,337,287         $  8,831,670
Net Realized Gain....................................         284,537              926,419
Net Unrealized Depreciation During the Period........        (884,061)            (685,615)
                                                         ------------         ------------
Change in Net Assets from Operations.................       3,737,763            9,072,474
                                                         ------------         ------------

Distributions from Net Investment Income:
  Class A Shares.....................................      (3,673,260)          (7,346,494)
  Class B Shares.....................................        (445,052)          (1,198,106)
  Class C Shares.....................................        (160,752)            (355,129)
  Class I Shares.....................................         (79,435)            (110,088)
                                                         ------------         ------------
                                                           (4,358,499)          (9,009,817)
                                                         ------------         ------------

Distributions from Net Realized Gain:
  Class A Shares.....................................        (785,137)          (2,396,767)
  Class B Shares.....................................         (94,337)            (396,499)
  Class C Shares.....................................         (40,739)            (152,451)
  Class I Shares.....................................         (15,774)             (31,914)
                                                         ------------         ------------
                                                             (935,987)          (2,977,631)
                                                         ------------         ------------
Total Distributions..................................      (5,294,486)         (11,987,448)
                                                         ------------         ------------

NET CHANGE IN NET ASSETS FROM INVESTMENT
  ACTIVITIES.........................................      (1,556,723)          (2,914,974)
                                                         ------------         ------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold............................      19,786,673           38,204,676
Net Asset Value of Shares Issued Through Dividend
  Reinvestment.......................................       3,834,103            8,620,544
Cost of Shares Repurchased...........................     (20,694,959)         (51,173,595)
                                                         ------------         ------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS...       2,925,817           (4,348,375)
                                                         ------------         ------------
TOTAL INCREASE/DECREASE IN NET ASSETS................       1,369,094           (7,263,349)
NET ASSETS:
Beginning of the Period..............................     229,105,885          236,369,234
                                                         ------------         ------------
End of the Period (Including accumulated
  undistributed net investment income of $523,339 and
  $544,551, respectively)............................    $230,474,979         $229,105,885
                                                         ============         ============

See Notes to Financial Statements                                             19

VAN KAMPEN CALIFORNIA INSURED TAX FREE FUND

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                    SIX MONTHS
                                      ENDED                  YEAR ENDED SEPTEMBER 30,
          CLASS A SHARES            MARCH 31,     ----------------------------------------------
                                       2007        2006      2005      2004      2003      2002
                                    ------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD...........................   $18.57      $18.80    $18.93    $18.84    $19.45    $18.64
                                      ------      ------    ------    ------    ------    ------
  Net Investment Income............     0.35(a)     0.71(a)   0.72      0.75      0.74      0.77
  Net Realized and Unrealized
    Gain/Loss......................    (0.04)       0.03      0.01      0.06     (0.44)     0.85
                                      ------      ------    ------    ------    ------    ------
Total from Investment Operations...     0.31        0.74      0.73      0.81      0.30      1.62
                                      ------      ------    ------    ------    ------    ------
Less:
  Distributions from Net Investment
    Income.........................     0.35        0.73      0.74      0.72      0.75      0.78
  Distributions from Net Realized
    Gain...........................     0.08        0.24      0.12       -0-      0.16      0.03
                                      ------      ------    ------    ------    ------    ------
Total Distributions................     0.43        0.97      0.86      0.72      0.91      0.81
                                      ------      ------    ------    ------    ------    ------
NET ASSET VALUE, END OF THE
  PERIOD...........................   $18.45      $18.57    $18.80    $18.93    $18.84    $19.45
                                      ======      ======    ======    ======    ======    ======

Total Return (b)...................    1.57%*      4.14%     3.96%     4.42%     1.67%     9.01%
Net Assets at End of the Period (In
  millions)........................   $194.1      $190.0    $188.0    $183.0    $195.4    $200.4
Ratio of Expenses to Average Net
  Assets...........................    0.99%       0.91%     0.92%     0.89%     0.87%     0.87%
Ratio of Net Investment Income to
  Average Net Assets...............    3.80%       3.86%     3.83%     4.00%     3.93%     4.18%
Portfolio Turnover.................      14%*        31%       25%       16%       25%       32%

SUPPLEMENTAL RATIO:
Ratios of Expenses to Average Net
  Assets (Excluding Interest and
  Residual Trust Expenses).........    0.94%       0.91%     0.92%     0.89%     0.87%     0.87%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 4.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

 20                                            See Notes to Financial Statements

VAN KAMPEN CALIFORNIA INSURED TAX FREE FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                    SIX MONTHS
                                      ENDED                  YEAR ENDED SEPTEMBER 30,
CLASS B SHARES                      MARCH 31,     ----------------------------------------------
                                       2007        2006      2005      2004      2003      2002
                                    ------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD...........................   $18.86      $19.07    $19.03    $18.82    $19.44    $18.65
                                      ------      ------    ------    ------    ------    ------
  Net Investment Income............     0.36(a)     0.77(a)   0.79      0.72      0.60      0.63
  Net Realized and Unrealized
    Gain/Loss......................    (0.05)       0.02     (0.03)     0.07     (0.45)     0.84
                                      ------      ------    ------    ------    ------    ------
Total from Investment Operations...     0.31        0.79      0.76      0.79      0.15      1.47
                                      ------      ------    ------    ------    ------    ------
Less:
  Distributions from Net Investment
    Income.........................     0.35        0.76      0.60      0.58      0.61      0.65
  Distributions from Net Realized
    Gain...........................     0.08        0.24      0.12       -0-      0.16      0.03
                                      ------      ------    ------    ------    ------    ------
Total Distributions................     0.43        1.00      0.72      0.58      0.77      0.68
                                      ------      ------    ------    ------    ------    ------
NET ASSET VALUE, END OF THE
  PERIOD...........................   $18.74      $18.86    $19.07    $19.03    $18.82    $19.44
                                      ======      ======    ======    ======    ======    ======

Total Return (b)...................    1.54%(c)*   4.40%(c)  4.10%(c)  4.29%(c)  0.87%     8.16%
Net Assets at End of the Period (In
  millions)........................   $ 21.8      $ 25.3    $ 33.7    $ 41.1    $ 49.8    $ 53.0
Ratio of Expenses to Average Net
  Assets...........................    0.99%(c)    0.69%(c)  0.81%(c)  1.09%(c)  1.62%     1.63%
Ratio of Net Investment Income to
  Average Net Assets...............    3.80%(c)    4.08%(c)  3.96%(c)  3.80%(c)  3.18%     3.42%
Portfolio Turnover.................      14%*        31%       25%       16%       25%       32%

SUPPLEMENTAL RATIO:
Ratios of Expenses to Average Net
  Assets (Excluding Interest and
  Residual Trust Expenses).........    0.94%(c)    0.69%(c)  0.81%(c)  1.09%(c)  1.62%     1.63%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 4%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or the redemption of Fund shares.

(c) The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income to Average Net Assets reflect actual 12b-1 fees of less than 1% (See footnote 7).

See Notes to Financial Statements                                             21

VAN KAMPEN CALIFORNIA INSURED TAX FREE FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                    SIX MONTHS
                                      ENDED                  YEAR ENDED SEPTEMBER 30,
CLASS C SHARES                      MARCH 31,     ----------------------------------------------
                                       2007        2006      2005      2004      2003      2002
                                    ------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD...........................   $18.58      $18.81    $18.93    $18.82    $19.43    $18.64
                                      ------      ------    ------    ------    ------    ------
  Net Investment Income............     0.29(a)     0.57(a)   0.59      0.61      0.61      0.64
  Net Realized and Unrealized
    Gain/Loss......................    (0.04)       0.03      0.01      0.08     (0.45)     0.83
                                      ------      ------    ------    ------    ------    ------
Total from Investment Operations...     0.25        0.60      0.60      0.69      0.16      1.47
                                      ------      ------    ------    ------    ------    ------
Less:
  Distributions from Net Investment
    Income.........................     0.29        0.59      0.60      0.58      0.61      0.65
  Distributions from Net Realized
    Gain...........................     0.08        0.24      0.12       -0-      0.16      0.03
                                      ------      ------    ------    ------    ------    ------
Total Distributions................     0.37        0.83      0.72      0.58      0.77      0.68
                                      ------      ------    ------    ------    ------    ------
NET ASSET VALUE, END OF THE
  PERIOD...........................   $18.46      $18.58    $18.81    $18.93    $18.82    $19.43
                                      ======      ======    ======    ======    ======    ======
Total Return (b)...................    1.24%(d)*   3.36%     3.26%(d)  3.75%(d)  0.92%(c)  8.16%
Net Assets at End of the Period (In
  millions)........................   $ 10.6      $  9.9    $ 12.0    $ 12.6    $ 18.1    $ 15.0
Ratio of Expenses to Average Net
  Assets...........................    1.61%(d)    1.66%     1.61%(d)  1.59%(d)  1.62%     1.63%
Ratio of Net Investment Income to
  Average Net Assets...............    3.18%(d)    3.11%     3.15%(d)  3.30%(d)  3.20%(c)  3.41%
Portfolio Turnover.................      14%*        31%       25%       16%       25%       32%

SUPPLEMENTAL RATIO:
Ratios of Expenses to Average Net
  Assets (Excluding Interest and
  Residual Trust Expenses).........    1.56%(d)    1.66%     1.61%(d)  1.59%(d)  1.62%     1.63%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1% charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) Certain non-recurring payments were made to Class C Shares, resulting in an increase to the Total Return and Ratio of Net Investment Income to Average Net Assets of .03%.

(d) The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income to Average Net Assets reflect actual 12b-1 fees of less than 1% (See footnote 7).

 22                                            See Notes to Financial Statements

VAN KAMPEN CALIFORNIA INSURED TAX FREE FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                              AUGUST 12, 2005
CLASS I SHARES                                 SIX MONTHS                     (COMMENCEMENT OF
                                                 ENDED        YEAR ENDED       OPERATIONS) TO
                                               MARCH 31,     SEPTEMBER 30,     SEPTEMBER 30,
                                                  2007           2006               2005
                                               -----------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD.....    $18.57         $18.80             $18.87
                                                 ------         ------             ------
  Net Investment Income......................      0.37(a)        0.74(a)            0.09
  Net Realized and Unrealized Gain/Loss......     (0.04)          0.05              (0.06)
                                                 ------         ------             ------
Total from Investment Operations.............      0.33           0.79               0.03
                                                 ------         ------             ------
Less:
  Distributions from Net Investment Income...      0.38           0.78               0.10
  Distributions from Net Realized Gain.......      0.08           0.24                -0-
                                                 ------         ------             ------
Total Distributions..........................      0.46           1.02               0.10
                                                 ------         ------             ------
NET ASSET VALUE, END OF THE PERIOD...........    $18.44         $18.57             $18.80
                                                 ======         ======             ======

Total Return (b).............................     1.70%*         4.40%              0.17%*
Net Assets at End of the Period (In
  millions)..................................    $  4.0         $  3.9             $  2.6
Ratio of Expenses to Average Net Assets......     0.74%          0.66%              0.73%
Ratio of Net Investment Income to Average Net
  Assets.....................................     4.05%          4.11%              4.03%
Portfolio Turnover...........................       14%*           31%                25%

SUPPLEMENTAL RATIO:
Ratios of Expenses to Average Net Assets
  (Excluding Interest and Residual Trust
  Expenses)..................................     0.69%          0.66%              0.73%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements                                             23

VAN KAMPEN CALIFORNIA INSURED TAX FREE FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2007 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen California Insured Tax Free Fund (the "Fund") is organized as a series of the Van Kampen Tax Free Trust, a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to provide only California investors with a high level of current income exempt from federal and California income taxes, with liquidity and safety of principal, primarily through investment in a diversified portfolio of insured California municipal securities. The Fund commenced investment operations on December 13, 1985. The Fund offers Class A Shares, Class B Shares, Class C Shares and Class I Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class specific expenses and voting rights on matters affecting a single class.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Municipal bonds are valued by independent pricing services or dealers using the mean of the last reported bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Interest rate swaps are valued using market quotations from brokers. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Fund may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Fund will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At March 31, 2007, the Fund had $17,544,366 of when-issued and delayed delivery purchase commitments.

C. INCOME AND EXPENSES Interest income is recorded on an accrual basis. Bond premium is amortized and discount is accreted over the expected life of each applicable security. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

VAN KAMPEN CALIFORNIA INSURED TAX FREE FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2007 (UNAUDITED) continued

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    At March 31, 2007, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes........................  $242,476,081
                                                              ============
Gross tax unrealized appreciation...........................  $ 12,048,267
Gross tax unrealized depreciation...........................      (284,923)
                                                              ------------
Net tax unrealized appreciation on investments..............  $ 11,763,344
                                                              ============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares daily and pays monthly dividends from net investment income. Net realized gains, if any, are distributed at least annually. Distributions from net realized gains for book purposes may include short-term capital gains and a portion of futures gains, which are included in ordinary income for tax purposes.

    The tax character of distributions paid during the year ended September 30, 2006 was as follows:

Distributions paid from:
  Ordinary Income...........................................  $    95,063
  Tax exempt income.........................................    9,038,938
  Long-term capital gain....................................    2,883,508
                                                              -----------
                                                              $12,017,509
                                                              ===========

    As of September 30, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................  $    881
Undistributed tax-exempt....................................   757,779
Undistributed long-term capital gain........................   863,817

F. FLOATING RATE NOTE OBLIGATIONS RELATED TO SECURITIES HELD The Fund enters into transactions in which it transfers to dealer trusts fixed rate bonds in exchange for cash and residual interest in the dealer trusts' assets and cash flows, which are in the form of inverse floating rate investments. The dealer trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The Fund enters into shortfall and forbearance agreements with the dealer trusts, which commit the Fund to pay the dealer trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the dealer trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the dealer trusts to the Fund, thereby collapsing the dealer trusts. The Fund accounts for the transfer of bonds to the dealer trusts as secured borrowings, with the

VAN KAMPEN CALIFORNIA INSURED TAX FREE FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2007 (UNAUDITED) continued

securities transferred remaining in the Fund's investments assets, and the related floating rate notes reflected as Fund liabilities under the caption "Floating Rate Note Obligations" on the Statement of Assets and Liabilities. The notes issued by the dealer trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the dealer trusts for redemption at par at each reset date. At March 31, 2007, Fund investments with a value of $22,074,794 are held by the dealer trusts and serve as collateral for the $14,785,000 in floating rate notes outstanding at that date. Contractual maturities of the floating rate notes and interest rates in effect at March 31, 2007 are presented on the Portfolio of Investments.

G. INSURANCE EXPENSE The Fund typically invests in insured bonds. Any portfolio securities not specifically covered by a primary insurance policy are insured secondarily through the Fund's portfolio insurance policy. Insurance premiums are based on the daily balances of uninsured bonds in the portfolio of investments and are charged to expense on an accrual basis. The insurance policy guarantees the timely payment of principal and interest on the securities in the Fund's portfolio.

H. EXPENSE REDUCTIONS During the six months ended March 31, 2007, the Fund's custody fee was reduced by $4,026 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, Van Kampen Asset Management (the "Adviser") will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $100 million..........................................    0.500%
Next $150 million...........................................    0.450%
Next $250 million...........................................    0.425%
Over $500 million...........................................    0.400%

    For the six months ended March 31, 2007, the Fund recognized expenses of approximately $2,400 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Legal services, Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the six months ended March 31, 2007, the Fund recognized expenses of approximately $30,500 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Fund, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of "Professional Fees" on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

VAN KAMPEN CALIFORNIA INSURED TAX FREE FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2007 (UNAUDITED) continued

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended March 31, 2007, the Fund recognized expenses of approximately $48,700 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $134,004 are included in "Other" assets on the Statement of Assets and Liabilities at March 31, 2007. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the six months ended March 31, 2007, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund's Class A Shares of approximately $43,000 and contingent deferred sales charge (CDSC) on redeemed shares of approximately $2,500. Sales charges do not represent expenses of the Fund.

3. CAPITAL TRANSACTIONS

For the six months ended March 31, 2007 and the year ended September 30, 2006, transactions were as follows:

                                               FOR THE                       FOR THE
                                           SIX MONTHS ENDED                 YEAR ENDED
                                            MARCH 31, 2007              SEPTEMBER 30, 2006
                                      --------------------------    --------------------------
                                        SHARES         VALUE          SHARES         VALUE
Sales:
  Class A...........................     952,226    $ 17,657,249     1,812,267    $ 33,433,166
  Class B...........................      22,732         427,502        49,974         934,624
  Class C...........................      76,007       1,409,363       108,337       2,004,651
  Class I...........................      15,751         292,559       100,465       1,832,235
                                      ----------    ------------    ----------    ------------
Total Sales.........................   1,066,716    $ 19,786,673     2,071,043    $ 38,204,676
                                      ==========    ============    ==========    ============
Dividend Reinvestment:
  Class A...........................     174,340    $  3,232,135       380,862    $  7,032,383
  Class B...........................      19,976         376,328        60,585       1,135,274
  Class C...........................       7,033         130,431        16,821         310,888
  Class I...........................       5,135          95,209         7,689         141,999
                                      ----------    ------------    ----------    ------------
Total Dividend Reinvestment.........     206,484    $  3,834,103       465,957    $  8,620,544
                                      ==========    ============    ==========    ============

VAN KAMPEN CALIFORNIA INSURED TAX FREE FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2007 (UNAUDITED) continued

                                               FOR THE                       FOR THE
                                           SIX MONTHS ENDED                 YEAR ENDED
                                            MARCH 31, 2007              SEPTEMBER 30, 2006
                                      --------------------------    --------------------------
                                        SHARES         VALUE          SHARES         VALUE
Repurchases:
  Class A...........................    (836,047)   $(15,490,382)   (1,962,076)   $(36,181,704)
  Class B...........................    (221,194)     (4,163,431)     (536,985)    (10,050,277)
  Class C...........................     (42,312)       (785,862)     (229,765)     (4,227,565)
  Class I...........................     (13,743)       (255,284)      (38,520)       (714,049)
                                      ----------    ------------    ----------    ------------
Total Repurchases...................  (1,113,296)   $(20,694,959)   (2,767,346)   $(51,173,595)
                                      ==========    ============    ==========    ============

4. REDEMPTION FEE

The Fund assesses a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sale or exchange) within seven days of purchase. The redemption fee is paid directly to the Fund. For the six months ended March 31, 2007, the Fund received redemption fees of approximately $1,800, which are reported as part of "Cost of Shares Repurchased" on the Statements of Changes in Net Assets. The per share impact from redemption fees paid to the Fund was less than $0.01.

5. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $57,366,398 and $33,421,099, respectively.

6. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    The Fund may use derivative instruments for a variety of reasons, such as to attempt to protect the Fund against possible changes in the market value of its portfolio and to manage the portfolio's effective yield, maturity and duration. All of the Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In these instances, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract.

    Summarized below are the specific types of derivative financial instruments used by the Fund.

A. FUTURES CONTRACTS During the period, the Fund invested in futures contracts, a type of derivative. A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Fund generally invests in futures on U.S. Treasury Notes and typically closes the contract prior to the delivery date. The contracts are generally used to manage the portfolio's effective maturity and duration. Upon entering into futures contracts, the Fund maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to rules and regulations promulgated under the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known as initial margin.

VAN KAMPEN CALIFORNIA INSURED TAX FREE FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2007 (UNAUDITED) continued

During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin).

    Transactions in futures contracts for the six months ended March 31, 2007, were as follows:

                                                              CONTRACTS
Outstanding at September 30, 2006...........................     -0-
Futures Opened..............................................     437
Futures Closed..............................................    (185)
                                                                ----
Outstanding at March 31, 2007...............................     252
                                                                ====

B. INVERSE FLOATING RATE INVESTMENTS The Fund may invest a portion of its assets in inverse floating rate instruments, either through outright purchases of inverse floating rate securities or through the transfer of bonds to a dealer trust in exchange for cash and residual interests in the dealer trust. These investments are typically used by the Fund in seeking to enhance the yield of the portfolio. These instruments typically involve greater risks than a fixed rate municipal bond. In particular, these instruments are acquired through leverage or may have leverage embedded in them and therefore involve many of the risks associated with leverage. Leverage is a speculative technique that may expose the Fund to greater risk and increased costs. Leverage may cause the Fund's net asset value to be more volatile than if it had nor been leverage because leverage tends to magnify the effect of any increases or decreases in the value of the Fund's portfolio securities. The use of leverage may also cause the Fund to liquidate portfolio positions when it may not be advantageous to do so in order to satisfy its obligations with respect to inverse floating rate instruments.

C. INTEREST RATE SWAPS The Fund may enter into forward interest rate swap transactions intended to help the Fund manage its overall interest rate sensitivity, either shorter or longer, generally to more closely align the Fund's interest rate sensitivity with that of the broader municipal market. Forward interest rate swap transactions involve the Fund's agreement with a counterparty to pay, in the future, a fixed or variable rate payment in exchange for the counterparty paying the Fund a variable or fixed rate payment, the accruals for which would begin at a specified date in the future (the "effective date"). The amount of the payment obligation is based on the notional amount of the forward swap contract and the termination date of the swap (which is akin to a bond's maturity). The value of the Fund's swap commitment would increase or decrease based primarily on the extent to which long-term interest rates for bonds having a maturity of the swap's termination date increases or decreases. The Fund may terminate a swap contract prior to the effective date, at which point a realized gain or loss is recognized. When a forward swap is terminated, it ordinarily does not involve the delivery of securities or other underlying assets or principal, but rather is settled in cash on a net basis. The Fund intends, but is not obligated, to terminate its forward swaps before the effective date. Accordingly, the risk of loss with respect to the swap counterparty on such transactions is limited to the credit risk associated with a counterparty failing to honor its commitment to pay any realized gain to the Fund upon termination. To reduce such credit risk, all counterparties are required to pledge collateral daily (based on the daily valuation of each swap) on behalf of the Fund with a value approximately equal to the amount of any unrealized gain. Reciprocally, when the Fund has an unrealized loss on a swap

VAN KAMPEN CALIFORNIA INSURED TAX FREE FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2007 (UNAUDITED) continued

contract, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. Restricted cash, if any, for segregating purposes is shown on the Statement of Assets and Liabilities.

7. DISTRIBUTION AND SERVICE PLANS

Shares of the Fund are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans") for Class A Shares, Class B Shares and Class C Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets. These fees are accrued daily and paid to the Distributor monthly.

    The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed receivable") was approximately $0 and $8,700 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

8. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes--an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for the fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in the fund NAV calculations as late as the funds last NAV calculation in the first required financial statement period. As a result, the Fund will incorporate FIN 48 in its semi annual report on March 31, 2008. The impact to the Fund's financial statements, if any, is currently being assessed.

    In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

VAN KAMPEN CALIFORNIA INSURED TAX FREE FUND

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

DENNIS SHEA
Vice President

J. DAVID GERMANY
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

JAMES W. GARRETT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

  Van Kampen California Insured Tax Free Fund

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen California Insured Tax Free Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen California Insured Tax Free Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                         Van Kampen Funds Inc.
                                               1 Parkview Plaza, P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555
                                                             www.vankampen.com

                                       Copyright (C)2007 Van Kampen Funds Inc.
                                        All rights reserved. Member NASD/SIPC.

                                                             41, 341, 541, 641
                                                                   CAISAR 5/07
    (VAN KAMPEN INVESTMENTS LOGO)                           IU07-00920P-Y03/07

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Municipal Income Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of March 31, 2007.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A CLASS A, B AND C SHARE OR CLASS I SHARE PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUSES CONTAIN INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. TO OBTAIN AN ADDITIONAL PROSPECTUS, CONTACT YOUR FINANCIAL ADVISOR OR DOWNLOAD ONE AT VANKAMPEN.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

       INCOME MAY SUBJECT CERTAIN INDIVIDUALS TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT).

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 3/31/07

                            A SHARES             B SHARES             C SHARES          I SHARES
                          since 8/1/90        since 8/24/92        since 8/13/93      since 8/12/05
---------------------------------------------------------------------------------------------------
                                   W/MAX                W/MAX                W/MAX
                                   4.75%                4.00%                1.00%
AVERAGE ANNUAL         W/O SALE    SALES    W/O SALES   SALES    W/O SALES   SALES      W/O SALES
TOTAL RETURNS           CHARGES    CHARGE    CHARGES    CHARGE    CHARGES    CHARGE      CHARGES

Since Inception          5.90%      5.59%     4.68%      4.68%     4.10%      4.10%       4.98%
10-year                  4.84       4.33      4.20       4.20      4.04       4.04          --
5-year                   5.53       4.51      4.74       4.49      4.73       4.73          --
1-year                   5.72       0.69      5.02       1.02      4.95       3.95        5.98
6-month                  1.73      -3.10      1.28      -2.69      1.35       0.36        1.86
---------------------------------------------------------------------------------------------------

30-Day SEC Yield             3.37%                2.79%                2.79%              3.79%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 4.75 percent for Class A shares, a contingent deferred sales charge of 4.00 percent for Class B shares (in year one and declining to zero after year six), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. The since inception and 10-year returns for Class B shares reflect the conversion of Class B shares into Class A shares eight years after purchase. The since inception returns for Class C shares reflect the conversion of Class C shares into Class A shares ten years after purchase. Class I shares are available for purchase exclusively by investors through (i) tax-exempt retirement plans with assets of at least $1 million (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (ii) fee-based investment programs with assets of at least $1 million and (iii) institutional clients with assets of at least $1 million. Class I shares are offered without any sales charges on purchases or sales and do not include combined Rule 12b-1 fees and service fees. Figures shown above assume reinvestment of all dividends and capital gains. SEC yield is a calculation for determining the amount of portfolio income, excluding non-income items as prescribed by the SEC. Yields are subject to change.

The Lehman Brothers Municipal Bond Index is generally representative of investment-grade, tax-exempt bonds. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

Fund Report

FOR THE SIX-MONTH PERIOD ENDED MARCH 31, 2007

MARKET CONDITIONS

The overall environment for municipal bonds was favorable during the reporting period, but mixed economic indicators and concerns about the residential housing sector led to increased market uncertainty and volatility. In the initial months of the period, the pace of economic growth appeared to be slowing but in December the outlook for the economy turned positive following a slate of stronger-than-expected economic releases. The improved economic picture pushed bond yields higher and effectively reversed the run-up in prices that had begun in July on concern over the weak housing market's potential drag on the economy. Bonds continued to sell off until February when the sub-prime mortgage market showed signs of deterioration, causing a sell-off in equities and a flight-to-quality bond market rally. In March, the rally ended as strong employment reports and upward movement in inflationary pressures sparked selling in an overbought Treasury market. At month end, however, the short end of the bond market rebounded strongly following news that the Federal Open Market Committee (the "Fed") had dropped its bias toward higher rates. This came as somewhat of a surprise, given the fact that core inflation readings still remained elevated.

Municipal bond yields followed the general movement of the Treasury market. However, the 30-year AAA municipal bond yield reached lows not seen in decades, declining to 4.00 percent in the first half of the reporting period before reversing course and ending the period at 4.15 percent. Yields on the short end of the curve generally rose throughout the course of the period. As a result, the short end of the municipal curve posted the lowest returns while the long end outperformed other portions of the curve by as much as 100 basis points. The slope of the municipal curve remained relatively flat and as such, the yield differential between long maturity and short maturity issues was quite small.

New issue supply rose dramatically during the period, increasing by 35 percent versus the same six-month period a year ago, as relatively low interest rates spurred municipalities to refinance their debt. Demand for municipal bonds was robust as well, particularly for high-yield securities as investors proved increasingly willing to take on more risk in return for relatively higher yields. The strong demand caused credit spreads, which were already near historically tight levels, to further narrow. As a result, the lower-quality, higher yielding segment of the market considerably outperformed, returning 185 basis points more than the investment-grade segment for the overall period.

PERFORMANCE ANALYSIS

The fund returned 1.73 percent for the six months ended March 31, 2007 (Class A shares, unadjusted for sales charges). In comparison, the fund's benchmark, the Lehman Brothers Municipal Bond Index, returned 1.93 percent for the period.

TOTAL RETURNS FOR THE SIX-MONTH PERIOD ENDED MARCH 31, 2007

---------------------------------------------------------------------------------
                                                         LEHMAN BROTHERS
      CLASS A      CLASS B      CLASS C      CLASS I   MUNICIPAL BOND INDEX

       1.73%        1.28%        1.35%        1.86%           1.93%
---------------------------------------------------------------------------------

The performance for the four share classes varies because each has different expenses. The fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definition.

The fund's credit quality profile was one of the primary contributors to returns during the reporting period. We maintained an overweight in BBB and non-rated bonds relative to the Lehman Brothers Municipal Bond Index, which served the fund well as strong demand for higher-yielding bonds and steady flows into high-yield municipal bond funds led to ongoing spread tightening and strong performance for the sector. Although we added slightly to holdings in non-rated paper during the period, with spreads at such tight levels we are taking a more cautious approach to the lower-quality sectors.

The fund also benefited from an overweight relative to the Lehman Brothers Municipal Bond Index in zero coupon bonds during the period, which outpaced current and premium coupon bonds due to spread tightening. Conversely, the fund's holdings in U.S. Treasury futures, which are used to help hedge interest-rate risk in the portfolio, detracted slightly from performance. The fund's overweight in prerefunded* bonds on the short end of the yield curve also detracted from returns.

Our activity over the period focused on replacing income as higher-yielding bonds in the portfolio matured or were called. New purchases included higher-liquidity, AA rated single-family housing bonds which tend to experience less volatility, select insured discount coupon bonds which offer higher yields, and as mentioned earlier, a small amount of non-rated paper. In addition, given the Fed's recent indication that the future direction of monetary policy will be very data dependent, we are keeping the portfolio's duration (a measure of interest-rate risk) close to that of the Lehman Brothers Municipal Bond Index.

The fund's overall credit quality remained high and investments were well-diversified across a broad range of sectors. As of the end of the period, sector exposure was relatively unchanged from six months earlier, with prerefunded*, hospital, and local general obligation (GO) bonds representing the fund's largest sector weightings.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the fund in the future.

*Prerefunding, or advance refunding, is a financing structure under which new bonds are issued to repay an outstanding bond issue prior to its first call date.

RATINGS ALLOCATION AS OF 3/31/07
AAA/Aaa                                                          57.3%
AA/Aa                                                            12.2
A/A                                                               3.5
BBB/Baa                                                           8.5
BB/Ba                                                             0.9
B/B                                                               0.5
Non-Rated                                                        17.1

TOP FIVE SECTORS AS OF 3/31/07
General Purpose                                                  15.1%
Hospital                                                         11.7
Wholesale Electric                                                7.8
Bridge, Tunnel & Toll Road                                        7.4
Water & Sewer                                                     6.5

SUMMARY OF INVESTMENTS BY STATE CLASSIFICATION AS OF 3/31/07
California                                                       18.2%
New York                                                         14.1
Texas                                                            10.7
Illinois                                                          7.3
Colorado                                                          6.3
New Jersey                                                        6.1
Florida                                                           5.0
Missouri                                                          4.1
Michigan                                                          3.5
Massachusetts                                                     2.8
Connecticut                                                       2.2
Utah                                                              1.9
Arizona                                                           1.9
North Carolina                                                    1.8
Indiana                                                           1.7
Tennessee                                                         1.5
Alabama                                                           1.3
Georgia                                                           1.3
District of Columbia                                              1.3
Washington                                                        1.3
Kansas                                                            1.2
Iowa                                                              1.1
Maryland                                                          1.0
Pennsylvania                                                      1.0
Oregon                                                            0.9
Virginia                                                          0.8
Nevada                                                            0.8
West Virginia                                                     0.8
South Dakota                                                      0.6
Minnesota                                                         0.6
Ohio                                                              0.5
Kentucky                                                          0.5
New Hampshire                                                     0.5
Rhode Island                                                      0.5
Alaska                                                            0.4

                                             (continued on next page)

SUMMARY OF INVESTMENTS BY STATE CLASSIFICATION AS OF 3/31/07
                                       (continued from previous page)
Oklahoma                                                          0.4%
Nebraska                                                          0.4
North Dakota                                                      0.3
Vermont                                                           0.3
South Carolina                                                    0.2
Montana                                                           0.1
Delaware                                                          0.1
                                                                -----
Total Long-Term Investments                                     107.3
Total Short-Term Investments                                      0.8
                                                                -----
Total Investments                                               108.1
Liability for Floating Rate Note Obligations Related to
  Securities Held                                                (9.3)
Other Assets in Excess of Liabilities                             1.2
                                                                -----
Net Assets                                                      100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the sectors shown above. Ratings allocations and sectors are as a percentage of total investments. Summary of investments by state classification is as a percentage of net assets. Securities are classified by sectors that represent broad groupings of related industries. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. Rating allocations based upon ratings as issued by Standard and Poor's and Moody's, respectively.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e -mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class B and C Shares; and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 10/1/06 - 3/31/07.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                 BEGINNING         ENDING         EXPENSES PAID
                                               ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                               -------------------------------------------------
                                                  10/1/06          3/31/07       10/1/06-3/31/07
Class A
  Actual.....................................    $1,000.00        $1,017.30          $ 5.93
  Hypothetical...............................     1,000.00         1,019.05            5.94
  (5% annual return before expenses)
Class B
  Actual.....................................     1,000.00         1,012.84            9.69
  Hypothetical...............................     1,000.00         1,015.31            9.70
  (5% annual return before expenses)
Class C
  Actual.....................................     1,000.00         1,013.54            9.69
  Hypothetical...............................     1,000.00         1,015.31            9.70
  (5% annual return before expenses)
Class I
  Actual.....................................     1,000.00         1,018.56            4.68
  Hypothetical...............................     1,000.00         1,020.29            4.68
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 1.18%, 1.93%, 1.93% and 0.93%, for Class A, B, C and I Shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

    Assumes all dividends and distributions were reinvested.

The following table shows what expenses a shareholder would have paid, excluding interest and residual trust expenses.

                                                 BEGINNING         ENDING         EXPENSES PAID
                                               ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                               -------------------------------------------------
                                                  10/1/06          3/31/07       10/1/06-3/31/07
Class A
  Actual.....................................    $1,000.00        $1,017.30          $ 4.33
  Hypothetical...............................     1,000.00         1,020.64            4.33
  (5% annual return before expenses)
Class B
  Actual.....................................     1,000.00         1,012.84            8.08
  Hypothetical...............................     1,000.00         1,016.90            8.10
  (5% annual return before expenses)
Class C
  Actual.....................................     1,000.00         1,013.54            8.08
  Hypothetical...............................     1,000.00         1,016.90            8.10
  (5% annual return before expenses)
Class I
  Actual.....................................     1,000.00         1,018.56            3.07
  Hypothetical...............................     1,000.00         1,021.89            3.07
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 0.86%, 1.61%, 1.61%, and 0.61%, for Class A, B, C, and I Shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

VAN KAMPEN MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)

PAR
AMOUNT
(000)       DESCRIPTION                                    COUPON      MATURITY      VALUE
----------------------------------------------------------------------------------------------
            MUNICIPAL BONDS 107.3%
            ALABAMA 1.3%
$  2,000    Birmingham Baptist Med Ctr AL Baptist Hlth
            Sys Inc Ser A...............................       5.000%  11/15/30   $  2,053,460
   1,000    Jefferson Cnty, AL Ltd Oblig Sch Wt Ser A...       5.000   01/01/24      1,044,460
       3    Mobile, AL Indl Dev Brd Solid Waste Disp Rev
            Mobile Energy Svc Co Proj Rfdg..............       6.950   01/01/20            293
   2,250    Montgomery Cnty, AL Pub Bldg Wt Fac Proj
            (MBIA Insd).................................       5.000   03/01/31      2,373,255
   3,420    University AL Birmingham Hosp Rev Ser A
            (c).........................................       5.000   09/01/36      3,548,660
                                                                                  ------------
                                                                                     9,020,128
                                                                                  ------------
            ALASKA  0.4%
   3,000    Northern Tob Sec Corp Rev Bkd Ser A.........       5.000   06/01/46      2,924,340
                                                                                  ------------

            ARIZONA  1.9%
   1,000    Cottonwood, AZ Wtr Rev Sys Sr Lien (XLCA
            Insd).......................................       5.000   07/01/30      1,058,780
   5,000    Phoenix, AZ Civic Impt Corp Sr Lien Ser B
            (FGIC Insd) (AMT)...........................       5.250   07/01/32      5,213,700
   1,875    Scottsdale, AZ Indl Dev Hosp Scottsdale Mem
            Hosp Rfdg Ser A (AMBAC Insd)................       6.000   09/01/12      1,929,525
   1,750    Scottsdale, AZ Indl Dev Hosp Scottsdale Mem
            Hosp Rfdg Ser A (AMBAC Insd)................       6.125   09/01/17      1,800,102
   2,750    University of AZ Med Ctr Corp...............       5.000   07/01/35      2,813,250
                                                                                  ------------
                                                                                    12,815,357
                                                                                  ------------
            CALIFORNIA  18.2%
   4,870    Anaheim, CA Pub Fin Auth Lease Rev Cap
            Apprec Sub Pub Impt Proj Ser C (FSA Insd)...         *     09/01/20      2,751,599
   1,875    California Cnty, CA Tob Agy Tob Sec Sonoma
            Cnty Corp Rfdg..............................       5.250   06/01/45      1,897,462
   2,000    California Cnty, CA Tob Sec Agy Tob LA Cnty
            Sec (b).....................................     0/5.250   06/01/21      1,747,800
   1,000    California Hlth Fac Fin Auth Rev Cedars
            Sinai Med Ctr Rfdg..........................       5.000   11/15/27      1,041,530
   3,000    California Hlth Fac Fin Auth Rev Cedars
            Sinai Med Ctr Rfdg (c)......................       5.000   11/15/34      3,111,530
   1,200    California Hlth Fac Fin Auth Rev Kaiser
            Permanente Ser A............................       5.250   04/01/39      1,265,568
  10,000    California Infrastructure & Econ Dev Bk Rev
            Bay Area Toll Brdg First Lien A (FSA Insd)
            (Prerefunded @ 7/01/13) (c).................       5.250   07/01/20     10,924,700
     305    California Infrastructure & Econ Dev Bk Rev
            Bay Area Toll Brdg First Lien A (FSA Insd)
            (Prerefunded @ 7/01/13).....................       5.250   07/01/20        333,203
   1,350    California Statewide Cmnty Dev Auth Rev
            Daughters of Charity Hlth Ser A.............       5.000   07/01/39      1,375,029

See Notes to Financial Statements                                             11

VAN KAMPEN MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                    COUPON      MATURITY      VALUE
----------------------------------------------------------------------------------------------
            CALIFORNIA (CONTINUED)
$  3,000    California Statewide Cmnty Dev Auth Rev Hlth
            Fac Adventist Hlth Ser A....................       5.000%  03/01/35   $  3,093,840
   3,000    California Statewide Cmnty Dev Auth Rev
            Kaiser Permanente...........................       5.250   08/01/31      3,178,020
   1,600    California Statewide Cmnty Dev Auth Rev
            Kaiser Permanente Ser B.....................       5.000   03/01/41      1,643,392
   2,200    California Statewide Cmnty Dev Auth Rev
            Kaiser Permanente Ser B.....................       5.250   03/01/45      2,312,618
   5,000    California St Dept Wtr Res Pwr Ser A (XLCA
            Insd) (Prerefunded @ 5/01/12)...............       5.375   05/01/17      5,459,200
  13,150    California St Dept Wtr Res Pwr Supply Rev
            Ser A (MBIA Insd) (c).......................       5.250   05/01/20     14,281,821
   5,725    California St (FSA Insd)....................       5.000   02/01/29      5,985,259
   3,500    California St Pub Wks Brd Lease Rev Dept
            Corrections Ser C...........................       5.250   06/01/28      3,702,230
  15,000    California St (XLCA Insd) (c) (d)...........       5.250   10/01/20     16,128,675
   3,000    Foothill/Eastern Corridor Agy CA Toll Rd Rev
            Cap Apprec Rfdg (MBIA Insd).................         *     01/15/17      1,857,420
  21,000    Foothill/Eastern Corridor Agy CA Toll Rd Rev
            Cap Apprec Rfdg.............................         *     01/15/24      8,183,070
  15,000    Foothill/Eastern Corridor Agy CA Toll Rd Rev
            Cap Apprec Rfdg.............................         *     01/15/30      4,053,300
   2,000    Golden St Tob Securitization Ser A-1........       5.000   06/01/33      1,979,700
   8,000    Golden St Tob Securitization Ser A-1........       5.750   06/01/47      8,509,200
   6,695    San Francisco, CA City & Cnty Second Rfdg
            Ser Issue 29 B (FGIC Insd)..................       5.125   05/01/20      7,081,368
   5,000    Tobacco Sec Auth Southn CA Tob Settlement Sr
            Ser A1......................................       5.000   06/01/37      4,904,950
   1,600    Turlock, CA Hlth Fac Rev Emanuel Med Ctr
            Inc.........................................       5.375   10/15/34      1,678,752
   5,000    West Contra Costa CA Uni Election of 2002
            Ser B (FSA Insd)............................       5.000   08/01/26      5,237,850
                                                                                  ------------
                                                                                   123,719,086
                                                                                  ------------
            COLORADO  6.3%
   2,840    Adams Cnty, CO Single Family Mtg Rev Ser A
            (d) (f).....................................       8.875   08/01/10      3,286,505
   5,000    Arapahoe Cnty, CO Wtr & Waste Proj Ser A
            (MBIA Insd).................................       5.125   12/01/32      5,292,950
   5,000    Colorado Ed & Cultural Fac Auth Rev Impt
            Charter Sch Peak to Peak Rfdg (XLCA Insd)...       5.250   08/15/34      5,334,650
   3,000    Colorado Hlth Fac Auth Rev Covenant
            Retirement Cmntys Inc.......................       5.000   12/01/35      3,051,540
   1,500    Colorado Hlth Fac Auth Rev Evangelical
            Lutheran Proj...............................       5.250   06/01/31      1,581,930
   1,000    Colorado Hlth Fac Auth Rev Evangelical
            Lutheran Ser A..............................       5.250   06/01/34      1,042,660

 12                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                    COUPON      MATURITY      VALUE
----------------------------------------------------------------------------------------------
            COLORADO (CONTINUED)
$  5,000    Colorado Springs, CO Util Rev Sys Sub Lien
            Impt Rfdg Ser A.............................       5.000%  11/15/21   $  5,255,300
   5,000    Colorado Springs, CO Util Rev Sys Sub Lien
            Impt Rfdg Ser A.............................       5.000   11/15/29      5,163,150
   1,530    Dove Vly Met Dist CO Arapahoe Cnty Rfdg (FSA
            Insd).......................................       5.000   11/01/25      1,621,371
  15,000    E 470 Pub Hwy Auth Co Rev Cap Apprec Sr Ser
            B (MBIA Insd)...............................         *     09/01/20      8,475,150
   1,500    Park Creek Met Dist CO Rev Sr Ltd Tax Ppty
            Rfdg........................................       5.500   12/01/37      1,591,260
   1,000    Salida, CO Hosp Dist Rev....................       5.250   10/01/36      1,017,590
                                                                                  ------------
                                                                                    42,714,056
                                                                                  ------------
            CONNECTICUT  2.2%
   5,570    Bridgeport, CT Rfdg Ser A (FGIC Insd) (c)
            (d).........................................       5.375   08/15/15      6,023,565
   5,900    Bridgeport, CT Rfdg Ser A (FGIC Insd) (c)...       5.375   08/15/16      6,380,437
   2,470    Mashantucket Western Pequot Tribe CT Spl Rev
            Ser A (Prerefunded @ 9/01/07) (e)...........       6.400   09/01/11      2,522,981
                                                                                  ------------
                                                                                    14,926,983
                                                                                  ------------
            DELAWARE  0.1%
     630    New Castle Cnty, DE Rev Newark Charter Sch
            Inc Proj....................................       5.000   09/01/22        652,718
                                                                                  ------------

            DISTRICT OF COLUMBIA  1.3%
   5,150    District Columbia Tax Incrmnt Gallery Place
            Proj (FSA Insd).............................       5.250   07/01/27      5,466,983
   3,000    Metropolitan Washington DC Arpt Auth Sys Ser
            A (FGIC Insd) (AMT).........................       5.250   10/01/32      3,148,830
                                                                                  ------------
                                                                                     8,615,813
                                                                                  ------------
            FLORIDA  5.0%
   5,000    Broward Cnty, FL Arpt Sys Rev Ser J-I (AMBAC
            Insd) (AMT).................................       5.250   10/01/26      5,220,600
   1,100    Capital Tr Agy FL Rev Ft Lauderdale Proj
            (AMT).......................................       5.750   01/01/32      1,154,120
   9,000    Dade Cnty, FL Gtd Entitlement Rev Cap Apprec
            Rfdg Ser A (MBIA Insd)......................         *     02/01/18      4,789,530
     570    Escambia Cnty, FL Hlth Fac Auth Rev (AMBAC
            Insd).......................................       5.950   07/01/20        592,116
   1,000    Halifax Hosp Med Ctr FL Hosp Rev Impt Rfdg
            Ser A.......................................       5.250   06/01/26      1,053,860
   6,385    Lake Cnty, FL Sch Brd Ctf Part (AMBAC Insd)
            (Prerefunded @ 7/01/12).....................       5.375   07/01/16      6,898,865
     595    Orange Cnty, FL Tourist Dev Tax Rev (AMBAC
            Insd) (f)...................................       6.000   10/01/16        597,969

See Notes to Financial Statements                                             13

VAN KAMPEN MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                    COUPON      MATURITY      VALUE
----------------------------------------------------------------------------------------------
            FLORIDA (CONTINUED)
$  4,765    Orlando, FL Util Commn Wtr Rfdg.............       5.250%  10/01/19   $  5,093,785
   8,095    Orlando, FL Util Commn Wtr Rfdg (Prerefunded
            @ 10/01/11).................................       5.250   10/01/19      8,691,844
                                                                                  ------------
                                                                                    34,092,689
                                                                                  ------------
            GEORGIA  1.3%
   2,000    Atlanta, GA Tax Allocation Eastside Proj Ser
            B...........................................       5.600   01/01/30      2,075,640
   6,310    Municipal Elec Auth GA Combustion Ser A
            (MBIA Insd).................................       5.250   11/01/17      6,749,997
       5    Municipal Elec Auth GA Combustion Turbine
            Ser A (MBIA Insd) (Prerefunded @
            11/01/12)...................................       5.250   11/01/17          5,394
                                                                                  ------------
                                                                                     8,831,031
                                                                                  ------------
            ILLINOIS  7.3%
   1,500    Bolingbrook, IL Sales Tax Rev (b)...........     0/6.250   01/01/24      1,497,480
     500    Chicago, IL Increment Alloc Rev Diversey/
            Narragansett Proj (Acquired 08/01/06, Cost
            $533,660) (g)...............................       7.460   02/15/26        533,905
   3,000    Chicago, IL Lakefront Millennium Pkg Fac
            (MBIA Insd).................................       5.650   01/01/19      3,306,510
   1,000    Chicago, IL Met Wtr Reclamation Capital Impt
            Bonds (f)...................................       7.000   01/01/11      1,081,660
   8,050    Chicago, IL O'Hare Intl Arpt Rev Gen Arpt
            Third Lien C-2 Rfdg (XLCA Insd) (AMT).......       5.250   01/01/34      8,479,065
   2,010    Chicago, IL Proj Rfdg Ser C (FGIC Insd)
            (Prerefunded @ 7/01/10) (d).................       5.750   01/01/16      2,156,428
   1,200    Chicago, IL Proj Rfdg Ser C (FGIC Insd)
            (d).........................................       5.750   01/01/16      1,285,692
      20    Chicago, IL Single Family Mtg Rev Ser A
            (GNMA Collateralized) (AMT).................       7.000   09/01/27         20,507
     885    Chicago, IL Tax Increment Alloc Santn Drain
            & Ship Canal Ser A..........................       7.750   01/01/14        905,072
   5,000    Cook Cnty, IL Ser A (FGIC Insd) (Prerefunded
            @ 5/15/11)..................................       5.500   11/15/31      5,348,050
   1,000    Gilberts, IL Spl Svc Area No 19 Spl Tax Ser
            1...........................................       5.375   03/01/16        990,610
   1,185    Huntley, IL Increment Alloc Rev Huntley
            Redev Proj Ser A............................       8.500   12/01/15      1,204,280
   1,000    Illinois Fin Auth Rev Kewanee Hosp Proj.....       5.100   08/15/31      1,020,340
   4,700    Illinois Hsg Dev Auth Rev Homeowner Mtg Sub
            Ser C2 (AMT)................................       5.150   08/01/37      4,855,335
   5,000    Illinois St Ser 1 (FSA Insd)................       5.250   12/01/21      5,365,050
   9,250    Metropolitan Pier & Expo Auth IL Dedicated
            St Tax Rev Cap Apprec McCormick Rfdg (MBIA
            Insd) (b)...................................     0/5.400   06/15/19      7,803,393
   2,333    Pingree Grove Vlg, IL Spl Svc Area No 1 Spl
            Tax Cambridge Lakes Proj Ser 05.............       5.250   03/01/15      2,408,379

 14                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                    COUPON      MATURITY      VALUE
----------------------------------------------------------------------------------------------
            ILLINOIS (CONTINUED)
$    550    Volo Vlg, IL Spl Svc Area No 3 Symphony
            Meadows Proj Ser 1..........................       6.000%  03/01/36   $    574,849
     997    Yorkville, IL Utd City Spl Svc Area Spl Tax
            No 2004-107 Raintree Vlg IL Proj............       6.250   03/01/35      1,067,298
                                                                                  ------------
                                                                                    49,903,903
                                                                                  ------------
            INDIANA  1.7%
   5,000    Indiana Hlth Fac Fin Auth Hosp Rev Cmnty
            Proj Ser A (AMBAC Insd).....................       5.000   05/01/35      5,221,100
   1,870    Indiana Hlth Fac Fin Auth Rev Hoosier Care
            Proj Ser A..................................       7.125   06/01/34      1,931,579
     550    Indianapolis, IN Loc Pub Impt Ser D.........       6.750   02/01/14        622,050
     140    Saint Joseph Cnty, IN Redev Dist Tax
            Increment Rev Ser B (d).....................         *     06/30/11        101,496
     140    Saint Joseph Cnty, IN Redev Dist Tax
            Increment Rev Ser B (d).....................         *     06/30/12         94,018
     135    Saint Joseph Cnty, IN Redev Dist Tax
            Increment Rev Ser B (d).....................         *     06/30/13         83,984
     130    Saint Joseph Cnty, IN Redev Dist Tax
            Increment Rev Ser B (d).....................         *     06/30/14         74,920
     130    Saint Joseph Cnty, IN Redev Dist Tax
            Increment Rev Ser B (d).....................         *     06/30/15         69,407
     135    Saint Joseph Cnty, IN Redev Dist Tax
            Increment Rev Ser B (d).....................         *     06/30/16         66,771
     225    Saint Joseph Cnty, IN Redev Dist Tax
            Increment Rev Ser B (d).....................         *     06/30/17        103,088
   3,295    Vigo Cnty, IN Elem Sch Bldg First Mtg Impt &
            Rfdg (FSA Insd).............................       5.250   01/10/22      3,488,845
                                                                                  ------------
                                                                                    11,857,258
                                                                                  ------------
            IOWA  1.1%
   1,125    Coralville, IA Ctf Partn Ser D..............       5.250   06/01/26      1,194,694
   2,400    Iowa Fin Auth Hosp Fac Rev Trinity Regl Hosp
            Proj (FSA Insd).............................       5.750   07/01/17      2,459,688
   1,000    Tobacco Settlement Auth IA Tob Settlement
            Rev Ser C...................................       5.375   06/01/38      1,022,870
   2,500    Tobacco Settlement Auth IA Tob Settlement
            Rev Ser C...................................       5.625   06/01/46      2,615,675
                                                                                  ------------
                                                                                     7,292,927
                                                                                  ------------
            KANSAS  1.2%
   1,000    Lawrence, KS Hosp Rev Lawrence Mem Hosp.....       5.125   07/01/36      1,043,730
   6,600    Sedgwick Cnty, KS Uni Sch Dist No 259
            Wichita (MBIA Insd) (d).....................       5.625   09/01/13      6,994,548
                                                                                  ------------
                                                                                     8,038,278
                                                                                  ------------
            KENTUCKY  0.5%
   3,500    Kentucky Hsg Corp Hsg Rev Ser C (AMT).......       4.800   07/01/37      3,493,630
                                                                                  ------------

See Notes to Financial Statements                                             15

VAN KAMPEN MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                    COUPON      MATURITY      VALUE
----------------------------------------------------------------------------------------------
            MARYLAND  1.0%
$  5,000    Maryland St Cmnty Dev Admin Residential Ser
            A (AMT).....................................       4.650%  09/01/32   $  4,937,400
     600    Maryland St Hlth & Higher Edenwald Ser A....       5.400   01/01/37        624,636
   1,250    Prince Georges Cnty, MD Spl Oblig Natl
            Harbor Proj.................................       5.200   07/01/34      1,280,650
                                                                                  ------------
                                                                                     6,842,686
                                                                                  ------------
            MASSACHUSETTS  2.8%
   3,500    Massachusetts St Hlth & Ed Fac Auth Rev Ser
            G (MBIA Insd)...............................       5.000   07/01/13      3,503,290
   2,000    Massachusetts St Hlth & Ed Fac Auth Rev Univ
            MA Mem Issue Ser D..........................       5.000   07/01/33      2,034,340
   2,695    Massachusetts St Indl Fin Agy Rev First Mtg
            Reeds Landing Proj (Prerefunded @ 10/01/08)
            (b).........................................  7.45/7.550   10/01/28      2,906,099
  10,000    Massachusetts St Rites PA 1290 (FSA Insd)
            (c).........................................       5.000   03/01/24     10,845,800
                                                                                  ------------
                                                                                    19,289,529
                                                                                  ------------
            MICHIGAN  3.5%
     810    Detroit, MI Loc Dev Fin Auth Tax Increment
            Sub Ser C (Acquired 09/08/97, Cost $810,000)
            (g).........................................       6.850   05/01/21        827,245
   5,000    Detroit, MI Sew Disp Rev Sr Lien Ser A (FGIC
            Insd) (Prerefunded @ 7/01/11)...............       5.125   07/01/31      5,284,750
   5,000    Michigan St Bldg Auth Rev Fac Proj Ser II
            (Prerefunded @ 10/15/11)....................       5.500   10/15/16      5,380,550
   5,000    Michigan St Strategic Fd Detroit Edison Co
            Proj Rfdg Ser C (XLCA Insd) (AMT)...........       5.450   12/15/32      5,309,000
   1,840    Michigan St Strategic Fd Solid Genesee Pwr
            Stad Proj Rfdg (AMT)........................       7.500   01/01/21      1,840,037
   5,000    Western Townships, MI Utils A Rfdg (MBIA
            Insd).......................................       5.250   01/01/16      5,202,100
                                                                                  ------------
                                                                                    23,843,682
                                                                                  ------------
            MINNESOTA  0.6%
   1,000    Dakota Cnty, MN Cmnty Dev Agy Rfdg Commons
            on Marice Proj Ser A........................       5.000   05/01/42        996,670
     550    Inver Grove Heights, MN Presbyterian Homes
            Care Rfdg...................................       5.500   10/01/33        559,598
   2,000    Saint Paul, MN Hsg & Redev Auth Hosp Rev
            Hlth East Proj..............................       6.000   11/15/35      2,203,960
                                                                                  ------------
                                                                                     3,760,228
                                                                                  ------------
            MISSOURI  4.1%
   1,000    Carthage, MO Hosp Rev.......................       5.750   04/01/22      1,019,700
   1,000    Carthage, MO Hosp Rev.......................       5.875   04/01/30      1,023,490
   3,000    Kansas City, MO Indl Dev Auth Plaza Lib
            Proj........................................       6.000   03/01/16      3,121,050
   2,275    Missouri Jt Muni Elec Util Cmnty Pwr Proj
            Rev Plum Point Proj (MBIA Insd).............       5.000   01/01/26      2,418,143

 16                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                    COUPON      MATURITY      VALUE
----------------------------------------------------------------------------------------------
            MISSOURI (CONTINUED)
$  1,200    Missouri St Hlth & Ed Fac Auth Rev Sr Living
            Fac Lutheran Rfdg Ser B.....................       5.125%  02/01/27   $  1,243,920
     385    Saint Louis, MO Tax Increment Rev Scullin
            Redev Area Ser A............................      10.000   08/01/10        422,006
   2,745    Springfield, MO Pub Bldg Corp Leasehold Rev
            (AMBAC Insd) (AMT) (c)......................       4.550   07/01/29      2,680,678
   3,355    Springfield, MO Pub Bldg Corp Leasehold Rev
            (AMBAC Insd) (AMT) (c)......................       4.600   07/01/36      3,276,384
  12,500    Springfield, MO Pub Util Rev (FGIC Insd)....       4.500   08/01/36     12,388,625
                                                                                  ------------
                                                                                    27,593,996
                                                                                  ------------
            MONTANA  0.1%
   1,000    Forsyth, MT Pollutn Ctl Rev Northwestn Corp
            Colstrip Rfdg (AMBAC Insd)..................       4.650   08/01/23      1,033,700
                                                                                  ------------

            NEBRASKA  0.4%
   2,500    University of NE Fac Corp Defd Maint (AMBAC
            Insd).......................................       5.000   07/15/17      2,723,475
                                                                                  ------------

            NEVADA  0.8%
   5,300    Clark Cnty, NV Indl Dev Rev Southwest Gas
            Corp Proj, Ser A (FGIC Insd) (c)............       4.750   09/01/36      5,319,796
                                                                                  ------------

            NEW HAMPSHIRE  0.5%
   1,010    New Hampshire Higher Ed & Hlth Fac Auth Rev
            (d).........................................       8.800   06/01/09      1,089,376
     480    New Hampshire Higher Ed & Hlth Fac Auth Rev
            Daniel Webster College Issue Rfdg (d).......       6.100   07/01/09        483,763
     645    New Hampshire St Business Fin Auth Elec Fac
            Rev Plymouth Cogeneration (AMT) (Acquired
            06/29/93, Cost $631,308) (g)................       7.750   06/01/14        654,204
   1,000    New Hampshire St Business Fin Auth Rev Alice
            Peck Day Hlth Sys Ser A.....................       6.875   10/01/19      1,056,790
                                                                                  ------------
                                                                                     3,284,133
                                                                                  ------------
            NEW JERSEY  6.1%
   3,250    Landis, NJ Auth Sewer Rev (FGIC Insd) (a)...       7.520   09/19/19      3,872,083
   4,490    Middlesex Cnty, NJ Util Auth Swr Rev Rfdg
            Ser A (MBIA Insd)...........................       6.250   08/15/10      4,698,605
   2,000    New Jersey Econ Dev Auth Cig Tax............       5.750   06/15/34      2,152,040
     190    New Jersey St Tpk Auth Tpk Rev Ser C (MBIA
            Insd) (f)...................................       6.500   01/01/16        220,086
     565    New Jersey St Tpk Auth Tpk Rev Ser C (MBIA
            Insd).......................................       6.500   01/01/16        652,598
   2,725    New Jersey St Tpk Auth Tpk Rev Ser C (MBIA
            Insd) (f)...................................       6.500   01/01/16      3,156,504
   5,710    New Jersey St Trans Corp Ctf Fed Trans Admin
            Gnt Ser A (AMBAC Insd)......................       5.750   09/15/10      5,987,335

See Notes to Financial Statements                                             17

VAN KAMPEN MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                    COUPON      MATURITY      VALUE
----------------------------------------------------------------------------------------------
            NEW JERSEY (CONTINUED)
$ 10,000    New Jersey St Trans Corp Ctf Fed Trans Admin
            Gnt Ser B (AMBAC Insd) (Prerefunded @
            9/15/10) (h)................................       6.000%  09/15/15   $ 10,755,200
   8,000    Tobacco Settlement Fin Corp NJ (c)..........       5.000   06/01/41      7,811,240
   2,000    Tobacco Settlement Fin Corp NJ Ser 1A.......       5.000   06/01/41      1,952,800
                                                                                  ------------
                                                                                    41,258,491
                                                                                  ------------
            NEW YORK  14.1%
   5,000    Metropolitan Trans Auth NY Rev Ser B (FGIC
            Insd).......................................       5.250   11/15/18      5,431,550
   1,000    Nassau Cnty, NY Tob Settlement Corp Ser
            A-3.........................................       5.000   06/01/35      1,010,270
   1,000    Nassau Cnty, NY Tob Settlement Corp Ser
            A-3.........................................       5.125   06/01/46      1,019,430
   5,000    New York City Hsg Dev Multi Family Rev Ser K
            (AMT).......................................       5.000   11/01/37      5,095,900
   1,000    New York City Indl Dev Agy Spl Fac Rev Amern
            Airl JFK Intl Arpt (AMT)....................       7.750   08/01/31      1,214,050
   3,000    New York City Indl Dev Agy Rev Liberty 7
            World Trade Ctr Ser A.......................       6.250   03/01/15      3,185,760
   2,300    New York City Indl Dev Agy Spl Fac Rev Amern
            Airl JFK Intl Arpt (AMT)....................       7.625   08/01/25      2,777,963
   2,975    New York City Ser A.........................       7.000   08/01/07      3,005,970
   2,845    New York City Ser B (MBIA Insd).............       5.875   08/01/15      3,061,618
  14,515    New York City Ser B (MBIA Insd) (Prerefunded
            @ 8/01/10)..................................       5.875   08/01/15     15,684,328
  10,000    New York City Ser C (MBIA Insd) (c).........       5.000   06/15/27     10,603,450
   3,000    New York City Tob Tr IV Settlement Pass Thru
            Ser A.......................................       5.000   06/01/42      3,028,050
  10,000    New York City Transitional Fin Auth Future
            Tax Secd Ser C (AMBAC Insd) (c).............       5.250   08/01/19     10,746,350
     750    New York Liberty Dev Corp Rev Natl Sports
            Museum Proj Ser A (Acquired 08/07/06, Cost
            $750,000) (g)...............................       6.125   02/15/19        790,643
     695    New York St Dorm Auth Rev Mental Hlth Ser
            A...........................................       5.750   02/15/11        710,005
     680    New York St Dorm Auth Rev Mental Hlth Ser
            A...........................................       5.750   02/15/12        694,681
   2,500    New York St Energy Resh & Dev Auth Gas Fac
            Rev (a).....................................       8.751   04/01/20      2,718,675
   3,000    New York St Energy Resh & Dev Auth Gas Fac
            Rev Brooklyn Union Gas Ser B (AMT) (a)......       9.848   07/01/26      3,174,900

 18                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                    COUPON      MATURITY      VALUE
----------------------------------------------------------------------------------------------
            NEW YORK (CONTINUED)
$ 10,725    New York St Environmental Fac Rev Fd Second
            Resolution (d)..............................       5.000%  06/15/20   $ 11,500,739
  10,000    Triborough Brdg & Tunl Auth NY Gen Rfdg Ser
            B...........................................       5.000   11/15/22     10,540,000
                                                                                  ------------
                                                                                    95,994,332
                                                                                  ------------
            NORTH CAROLINA  1.8%
   2,000    Charlotte Mecklenberg Hosp Auth NC Hlthcare
            Fac Rev Ser A...............................       5.000   01/15/45      2,068,300
   1,100    North Carolina Med Care Commn Hlthcare Fac
            Rev First Mtg Salemtowne Proj Rfdg..........       5.100   10/01/30      1,117,644
   8,500    North Carolina Muni Pwr Agy Ser A (MBIA
            Insd).......................................       5.250   01/01/19      9,115,145
                                                                                  ------------
                                                                                    12,301,089
                                                                                  ------------
            NORTH DAKOTA  0.3%
   1,000    Grand Forks, ND Sr Hsg Rev 4000 Vly Square
            Proj Rfdg...................................       5.200   12/01/26      1,010,350
   1,125    Ward Cnty, ND Hlthcare Fac Rev Trinity
            Obligated Group Rfdg........................       5.125   07/01/25      1,171,170
                                                                                  ------------
                                                                                     2,181,520
                                                                                  ------------
            OHIO  0.5%
   3,340    Adams Cnty Hosp Fac Impt Rev Adams Cnty Hosp
            Proj........................................       6.250   09/01/20      3,434,322
                                                                                  ------------

            OKLAHOMA  0.4%
   2,250    Oklahoma City, OK Pub Ppty Auth Hotel Tax
            Rev (FGIC Insd).............................       5.250   10/01/29      2,457,810
     265    Oklahoma Hsg Fin Agy Single Family Rev Mtg,
            Class B (GNMA Collateralized) (AMT).........       7.997   08/01/18        283,881
                                                                                  ------------
                                                                                     2,741,691
                                                                                  ------------
            OREGON  0.9%
   5,000    Oregon Hlth Sciences Univ Insd Ser A (MBIA
            Insd).......................................       5.250   07/01/22      5,347,200
   1,000    Port Morrow, OR Pollutn Ctl Portland Rfdg...       5.200   05/01/33      1,024,120
                                                                                  ------------
                                                                                     6,371,320
                                                                                  ------------
            PENNSYLVANIA  1.0%
   1,000    Montgomery Cnty, PA Indl Dev Auth Rev Mtg
            Whitemarsh Continuing Care Proj.............       6.250   02/01/35      1,060,190
   5,250    Philadelphia, PA Auth Indl Dev Lease Rev Ser
            B (FSA Insd)................................       5.500   10/01/16      5,683,178
                                                                                  ------------
                                                                                     6,743,368
                                                                                  ------------

See Notes to Financial Statements                                             19

VAN KAMPEN MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                    COUPON      MATURITY      VALUE
----------------------------------------------------------------------------------------------
            RHODE ISLAND  0.5%
$    915    Rhode Island St Econ Dev Corp
            Rev (d).....................................       7.250%  07/01/10   $    954,116
   2,000    Rhode Island St Hlth & Ed Bldg Higher Ed
            Johnson & Wales Rfdg (XLCA Insd)............       5.375   04/01/19      2,143,600
                                                                                  ------------
                                                                                     3,097,716
                                                                                  ------------
            SOUTH CAROLINA  0.2%
     700    Piedmont Muni Pwr Agy SC Elec Rev Rfdg......       5.000   01/01/25        700,224
     500    South Carolina Jobs Econ Dev Auth Hlth Fac
            Rev First Mtg Wesley Commons Rfdg...........       5.125   10/01/26        506,570
                                                                                  ------------
                                                                                     1,206,794
                                                                                  ------------
            SOUTH DAKOTA  0.6%
   1,000    South Dakota Hsg Dev Auth (Acquired
            11/30/06, Cost $986,770) (a) (g)............       4.387   11/01/26        935,920
   2,010    South Dakota Hsg Dev Auth (Acquired
            11/30/06, 12/06/06, Cost $2,010,000) (a)
            (g).........................................       4.887   05/01/36      1,821,221
   1,250    South Dakota St Hlth & Ed Fac Auth Rev Sioux
            Vly Hosp & Hlth Sys Ser A...................       5.250   11/01/34      1,317,025
                                                                                  ------------
                                                                                     4,074,166
                                                                                  ------------
            TENNESSEE  1.5%
   1,000    Chattanooga, TN Hlth Ed & Hsg Fac Brd Rev
            CDFI Phase I LLC Proj Rfdg Ser A............       5.000   10/01/25      1,019,070
   4,000    Elizabethton, TN Hlth & Ed Fac Rfdg (MBIA
            Insd) (d)...................................       7.750   07/01/29      4,795,040
   1,000    Sullivan Cnty, TN Hlth Ed & Hsg Fac Brd Hosp
            Rev Wellmont Hlth Sys Proj Ser C............       5.250   09/01/36      1,049,200
   3,250    West Wilson Util Dist TN Wtrwk Rev Impt &
            Rfdg (MBIA Insd)............................       4.250   06/01/36      3,110,932
                                                                                  ------------
                                                                                     9,974,242
                                                                                  ------------
            TEXAS  10.7%
   2,000    Alliance Arpt Auth Inc TX Spl Fac Rev FedEx
            Corp Proj Rfdg (AMT)........................       4.850   04/01/21      2,041,700
     500    Bexar Cnty, TX Hlth Fac Dev Corp Hosp Rev
            Saint Luke's Lutheran Hosp (f)..............       7.000   05/01/21        649,255
   3,170    Brazos Riv Auth TX Pollutn Ctl Rev Adj TXU
            Elec Co Proj Rfdg Ser C (AMT)...............       5.750   05/01/36      3,265,829
   8,410    Comal, TX Indpt Sch Dist Sch Bldg (PSF
            Insd).......................................       5.000   02/01/31      8,772,723
   5,000    Dallas-Fort Worth, TX Intl Arpt Rev Impt Jt
            Rfdg Ser A (FGIC Insd) (AMT)................       5.500   11/01/31      5,286,550
   5,000    Harris Cnty-Houston, TX Sports Auth Spl Rev
            Jr Lien Rfdg Ser B (MBIA Insd)..............       5.250   11/15/40      5,269,900
   6,065    Harris Cnty, TX Toll Rd Sub Lien Rfdg.......       5.000   08/01/33      6,140,449
  10,000    Houston, TX Hotel Occupancy Tax Convention &
            Entmt Ser B (AMBAC Insd)....................       5.750   09/01/14     10,811,500

 20                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                    COUPON      MATURITY      VALUE
----------------------------------------------------------------------------------------------
            TEXAS (CONTINUED)
$  7,500    Lower CO Riv Auth TX Rev Rfdg Ser A (FSA
            Insd) (Acquired 10/20/99, Cost $7,623,805)
            (a) (g).....................................       6.917%  05/15/14   $  8,302,050
   6,250    Lower CO Riv Auth TX Rev Rfdg Ser A (FSA
            Insd) (Acquired 10/20/99, Cost $6,312,134)
            (a) (g).....................................       6.917   05/15/15      6,918,375
   3,250    Lower CO Riv Auth TX Rev Rfdg Ser A (FSA
            Insd) (Acquired 10/29/99, Cost $3,254,875)
            (a) (g).....................................       6.917   05/15/16      3,600,285
   5,210    Mabank, TX Indpt Sch Dist (PSF Insd)
            (Prerefunded @ 8/15/12) (d).................       5.000   08/15/30      5,535,886
   2,000    Metropolitan Hlth Fac Dev Corp TX Wilson N
            Jones Mem Hosp Proj.........................       7.200   01/01/21      2,075,240
   1,075    Texas St Dept Hsg & Cmnty Affairs Home Mtg
            Rev Coll Rfdg Ser C-2 (GNMA Collateralized)
            (AMT) (a)...................................       9.714   07/02/24      1,135,017
   3,200    Texas St Trans Commn Mobility Fd Ser A (FGIC
            Insd).......................................       4.500   04/01/35      3,167,296
                                                                                  ------------
                                                                                    72,972,055
                                                                                  ------------
            UTAH  1.9%
   1,340    Hildale, UT Elec Rev Gas Turbine Elec Fac
            Proj (i)....................................       7.800   09/01/15        422,100
   1,000    Hildale, UT Elec Rev Gas Turbine Elec Fac
            Proj (i)....................................       7.800   09/01/25        315,000
   1,000    Hildale, UT Elec Rev Gas Turbine Elec Fac
            Proj (i)....................................       8.000   09/01/20        315,000
  11,000    Salt Lake City, UT Hosp Rev IHC Hosp Inc
            Rfdg........................................       6.150   02/15/12     11,926,640
                                                                                  ------------
                                                                                    12,978,740
                                                                                  ------------
            VERMONT  0.3%
   1,000    Vermont Econ Dev Auth Mtg Wake Robin Corp
            Proj Ser A..................................       5.375   05/01/36      1,023,400
   1,000    Vermont Ed & Hlth Bldg Fin Agy Rev
            Bennington College Proj.....................       6.625   10/01/29      1,041,720
                                                                                  ------------
                                                                                     2,065,120
                                                                                  ------------
            VIRGINIA  0.8%
   5,840    Virginia St Hsg Auth Dev Auth Rental Hsg Ser
            D (AMT) (c).................................       4.650   01/01/39      5,758,561
                                                                                  ------------

            WASHINGTON  1.3%
   8,000    King Cnty, WA Sch Dist No 411 (FGIC Insd)
            (d).........................................       5.250   12/01/20      8,611,680
                                                                                  ------------

See Notes to Financial Statements                                             21

VAN KAMPEN MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                    COUPON      MATURITY      VALUE
----------------------------------------------------------------------------------------------
            WEST VIRGINIA  0.8%
$  1,500    West Virginia St Hosp Fin Auth Hosp Rev
            Bears & Bulls WV Univ Med Corp Rfdg (MBIA
            Insd).......................................       6.100%  01/01/18   $  1,505,745
   4,000    West Virginia St Hosp Fin Auth Hosp Rev
            Bears & Bulls WV Univ Med Corp Rfdg (MBIA
            Insd).......................................       6.100   01/01/18      4,014,840
                                                                                  ------------
                                                                                     5,520,585
                                                                                  ------------
TOTAL LONG-TERM INVESTMENTS  107.3%
  (Cost $701,479,603)..........................................................    729,875,214
TOTAL SHORT-TERM INVESTMENTS  0.8%
  (Cost $5,200,000)............................................................      5,200,000
                                                                                  ------------

TOTAL INVESTMENTS  108.1%
  (Cost $706,679,603)..........................................................    735,075,214
LIABILITY FOR FLOATING RATE NOTE OBLIGATIONS RELATED TO SECURITIES HELD  (9.3%)
  (Cost $63,020,000)
 (63,020)   Notes with interest rates ranging from 3.65% to 3.75% at March 31,
            2007 and contractual maturities of collateral ranging from 2015 to
            2041 (See Note 1) (j)..............................................    (63,020,000)
                                                                                  ------------

TOTAL NET INVESTMENTS  98.8%
  (Cost $643,659,603)..........................................................    672,055,214
OTHER ASSETS IN EXCESS OF LIABILITIES  1.2%....................................      8,201,825
                                                                                  ------------

NET ASSETS  100.0%.............................................................   $680,257,039
                                                                                  ============

Percentages are calculated as a percentage of net assets.

*   Zero coupon bond

(a) Inverse Floating Rate

(b) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

(c) Underlying security related to Inverse Floaters entered into by the Fund. See Notes 1 and 6.B.

(d) The Fund owns 100% of the outstanding bond issuance.

(e) 144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(f) Escrowed to Maturity

 22                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED) continued

(g) This security is restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 3.7% of net assets.

(h) All or portion of this security has been physically segregated in connection with open futures contracts.

(i) Non-income producing security.

(j) Floating rate notes. The interest rates shown reflect rates in effect at March 31, 2007.

AMBAC--AMBAC Indemnity Corp.

AMT--Alternative Minimum Tax

CIFG--CDC IXIS Financial Guaranty

FGIC--Financial Guaranty Insurance Co.

FSA--Financial Security Assurance Inc.

GNMA--Government National Mortgage Association

MBIA--Municipal Bond Investors Assurance Corp.

PSF--Public School Fund

XLCA--XL Capital Assurance Inc.

FUTURES CONTRACTS OUTSTANDING AS OF MARCH 31, 2007:

                                                                            UNREALIZED
                                                                           APPRECIATION/
                                                              CONTRACTS    DEPRECIATION
SHORT CONTRACTS
U.S. Treasury Bonds Futures, June 2007
  (Current Notional Value of $111,250 per contract).........     21           $ 7,822
U.S. Treasury Notes 10-Year Futures, June 2007
  (Current Notional Value of $108,125 per contract).........     38             5,234
                                                                 --           -------
                                                                 59           $13,056
                                                                 ==           =======

See Notes to Financial Statements                                             23

VAN KAMPEN MUNICIPAL INCOME FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
March 31, 2007 (Unaudited)

ASSETS:
Total Investments (Cost $706,679,603).......................  $735,075,214
Cash........................................................       240,770
Receivables:
  Interest..................................................     8,714,803
  Fund Shares Sold..........................................     1,748,486
  Variation Margin on Futures...............................        11,312
Other.......................................................       216,095
                                                              ------------
    Total Assets............................................   746,006,680
                                                              ------------
LIABILITIES:
Payables:
  Floating Rate Note Obligations............................    63,020,000
  Fund Shares Repurchased...................................     1,211,306
  Income Distributions......................................       587,023
  Investment Advisory Fee...................................       280,852
  Distributor and Affiliates................................       220,445
Trustees' Deferred Compensation and Retirement Plans........       302,021
Accrued Expenses............................................       127,994
                                                              ------------
    Total Liabilities.......................................    65,749,641
                                                              ------------
NET ASSETS..................................................  $680,257,039
                                                              ============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $680,351,904
Net Unrealized Appreciation.................................    28,408,667
Accumulated Undistributed Net Investment Income.............     4,165,483
Accumulated Net Realized Loss...............................   (32,669,015)
                                                              ------------
NET ASSETS..................................................  $680,257,039
                                                              ============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $636,810,709 and 43,129,425 shares of
    beneficial interest issued and outstanding).............  $      14.77
    Maximum sales charge (4.75%* of offering price).........           .74
                                                              ------------
    Maximum offering price to public........................  $      15.51
                                                              ============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $25,652,741 and 1,739,835 shares of
    beneficial interest issued and outstanding).............  $      14.74
                                                              ============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $16,485,773 and 1,119,889 shares of
    beneficial interest issued and outstanding).............  $      14.72
                                                              ============
  Class I Shares:
    Net asset value and offering price per share (Based on
    net assets of $1,307,816 and 88,600 shares of beneficial
    interest issued and outstanding)........................  $      14.76
                                                              ============

*   On sales of $100,000 or more, the sales charge will be reduced.

 24                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL INCOME FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended March 31, 2007 (Unaudited)

INVESTMENT INCOME:
Interest....................................................  $17,746,229
                                                              -----------
EXPENSES:
Investment Advisory Fee.....................................    1,627,776
Interest and Residual Trust Expenses........................    1,073,072
Distribution (12b-1) and Service Fees
  Class A Shares............................................      776,141
  Class B Shares............................................      140,329
  Class C Shares............................................       76,337
Transfer Agent Fees.........................................      184,855
Accounting and Administrative Expenses......................       58,205
Professional Fees...........................................       47,628
Reports to Shareholders.....................................       30,355
Registration Fees...........................................       27,149
Trustees' Fees and Related Expenses.........................       23,994
Custody.....................................................       21,932
Other.......................................................       18,206
                                                              -----------
    Total Expenses..........................................    4,105,979
    Less Credits Earned on Cash Balances....................        2,000
                                                              -----------
    Net Expenses............................................    4,103,979
                                                              -----------
NET INVESTMENT INCOME.......................................  $13,642,250
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $  (210,996)
  Futures...................................................     (252,620)
                                                              -----------
  Net Realized Loss.........................................     (463,616)
                                                              -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   30,434,316
                                                              -----------
  End of the Period:
    Investments.............................................   28,395,611
    Futures.................................................       13,056
                                                              -----------
                                                               28,408,667
                                                              -----------
Net Unrealized Depreciation During the Period...............   (2,025,649)
                                                              -----------
NET REALIZED AND UNREALIZED LOSS............................  $(2,489,265)
                                                              ===========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $11,152,985
                                                              ===========

See Notes to Financial Statements                                             25

VAN KAMPEN MUNICIPAL INCOME FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                           FOR THE              FOR THE
                                                       SIX MONTHS ENDED        YEAR ENDED
                                                        MARCH 31, 2007     SEPTEMBER 30, 2006
                                                       --------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income................................    $ 13,642,250         $ 27,665,939
Net Realized Loss....................................        (463,616)          (5,627,230)
Net Unrealized Appreciation/Depreciation During the
  Period.............................................      (2,025,649)          11,427,554
                                                         ------------         ------------
Change in Net Assets from Operations.................      11,152,985           33,466,263
                                                         ------------         ------------

Distributions from Net Investment Income:
  Class A Shares.....................................     (13,699,726)         (26,130,470)
  Class B Shares.....................................        (511,672)          (1,254,229)
  Class C Shares.....................................        (279,104)            (498,465)
  Class I Shares.....................................         (30,493)             (60,090)
                                                         ------------         ------------
Total Distributions..................................     (14,520,995)         (27,943,254)
                                                         ------------         ------------

NET CHANGE IN NET ASSETS FROM INVESTMENT
  ACTIVITIES.........................................      (3,368,010)           5,523,009
                                                         ------------         ------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold............................      62,758,007           86,101,699
Net Asset Value of Shares Issued Through Dividend
  Reinvestment.......................................      10,621,108           19,662,764
Cost of Shares Repurchased...........................     (48,590,454)         (91,989,700)
                                                         ------------         ------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS...      24,788,661           13,774,763
                                                         ------------         ------------
TOTAL INCREASE IN NET ASSETS.........................      21,420,651           19,297,772
NET ASSETS:
Beginning of the Period..............................     658,836,388          639,538,616
                                                         ------------         ------------
End of the Period (Including accumulated
  undistributed net investment income of $4,165,483
  and $5,044,228, respectively)......................    $680,257,039         $658,836,388
                                                         ============         ============

 26                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL INCOME FUND

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                     SIX MONTHS
                                       ENDED                 YEAR ENDED SEPTEMBER 30,
CLASS A SHARES                       MARCH 31,    ----------------------------------------------
                                        2007       2006      2005      2004      2003      2002
                                     -----------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD............................   $14.84     $14.71    $14.81    $14.84    $15.03    $14.56
                                       ------     ------    ------    ------    ------    ------
  Net Investment Income.............      .31(a)     .64(a)    .64(a)    .66(a)    .67(a)    .71
  Net Realized and Unrealized
    Gain/Loss.......................     (.05)       .14      (.09)     (.05)     (.19)      .46
                                       ------     ------    ------    ------    ------    ------
Total from Investment Operations....      .26        .78       .55       .61       .48      1.17
Less Distributions from Net
  Investment Income.................      .33        .65       .65       .64       .67       .70
                                       ------     ------    ------    ------    ------    ------
NET ASSET VALUE, END OF THE
  PERIOD............................   $14.77     $14.84    $14.71    $14.81    $14.84    $15.03
                                       ======     ======    ======    ======    ======    ======

Total Return (b)....................    1.73%*     5.46%     3.78%     4.20%     3.31%     8.35%
Net Assets at End of the Period (In
  millions).........................   $636.8     $613.6    $587.6    $609.4    $658.5    $696.4
Ratio of Expenses to Average Net
  Assets............................    1.18%      1.11%     1.04%     0.98%     0.92%     0.89%
Ratio of Net Investment Income to
  Average Net Assets................    4.13%      4.40%     4.35%     4.46%     4.53%     4.89%
Portfolio Turnover..................       5%*       16%       30%       11%       43%       47%
SUPPLEMENTAL RATIO:
Ratio of Expenses to Average Net
  Assets (Excluding Interest and
  Residual Trust Expenses)..........    0.86%      0.89%     0.88%     0.89%     0.88%     0.87%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 4.75% or contingent deferred sales charge (CDSC). On purchases of $1 million of more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements                                             27

VAN KAMPEN MUNICIPAL INCOME FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                     SIX MONTHS
                                       ENDED                 YEAR ENDED SEPTEMBER 30,
CLASS B SHARES                       MARCH 31,    ----------------------------------------------
                                        2007       2006      2005      2004      2003      2002
                                     -----------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD............................   $14.82     $14.69    $14.79    $14.82    $15.02    $14.54
                                       ------     ------    ------    ------    ------    ------
  Net Investment Income.............      .25(a)     .53(a)    .53(a)    .55(a)    .56(a)    .60
  Net Realized and Unrealized
    Gain/Loss.......................     (.06)       .14      (.09)     (.05)     (.20)      .48
                                       ------     ------    ------    ------    ------    ------
Total from Investment Operations....      .19        .67       .44       .50       .36      1.08
Less Distributions from Net
  Investment Income.................      .27        .54       .54       .53       .56       .60
                                       ------     ------    ------    ------    ------    ------
NET ASSET VALUE, END OF THE
  PERIOD............................   $14.74     $14.82    $14.69    $14.79    $14.82    $15.02
                                       ======     ======    ======    ======    ======    ======

Total Return (b)....................    1.28%*     4.69%     3.03%     3.41%     2.48%     7.64%
Net Assets at End of the Period (In
  millions).........................   $ 25.7     $ 29.6    $ 38.1    $ 48.8    $ 58.4    $ 65.0
Ratio of Expenses to Average Net
  Assets............................    1.93%      1.86%     1.79%     1.73%     1.67%     1.64%
Ratio of Net Investment Income to
  Average Net Assets................    3.38%      3.64%     3.60%     3.71%     3.78%     4.13%
Portfolio Turnover..................       5%*       16%       30%       11%       43%       47%
SUPPLEMENTAL RATIO:
Ratio of Expenses to Average Net
  Assets (Excluding Interest and
  Residual Trust Expenses)..........    1.61%      1.64%     1.63%     1.64%     1.63%     1.62%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 4%, charged on certain redemptions made within one year of purchase and declining to 0% after the sixth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

 28                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL INCOME FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                     SIX MONTHS
                                       ENDED                 YEAR ENDED SEPTEMBER 30,
CLASS C SHARES                       MARCH 31,    ----------------------------------------------
                                        2007       2006      2005      2004      2003      2002
                                     -----------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD............................   $14.79     $14.67    $14.77    $14.80    $15.00    $14.52
                                       ------     ------    ------    ------    ------    ------
  Net Investment Income.............      .25(a)     .53(a)    .53(a)    .55(a)    .56(a)    .60
  Net Realized and Unrealized
    Gain/Loss.......................     (.05)       .13      (.09)     (.05)     (.20)      .48
                                       ------     ------    ------    ------    ------    ------
Total from Investment Operations....      .20        .66       .44       .50       .36      1.08
Less Distributions from Net
  Investment Income.................      .27        .54       .54       .53       .56       .60
                                       ------     ------    ------    ------    ------    ------
NET ASSET VALUE, END OF THE
  PERIOD............................   $14.72     $14.79    $14.67    $14.77    $14.80    $15.00
                                       ======     ======    ======    ======    ======    ======

Total Return (b)....................    1.35%*     4.62%     3.03%     3.43%     2.48%     7.65%
Net Assets at End of the Period (In
  millions).........................   $ 16.5     $ 14.3    $ 12.5    $ 13.7    $ 17.0    $ 18.8
Ratio of Expenses to Average Net
  Assets............................    1.93%      1.86%     1.79%     1.73%     1.67%     1.64%
Ratio of Net Investment Income to
  Average Net Assets................    3.38%      3.65%     3.60%     3.71%     3.78%     4.13%
Portfolio Turnover..................       5%*       16%       30%       11%       43%       47%
SUPPLEMENTAL RATIO:
Ratio of Expenses to Average Net
  Assets (Excluding Interest and
  Residual Trust Expenses)..........    1.61%      1.64%     1.63%     1.64%     1.63%     1.62%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements                                             29

VAN KAMPEN MUNICIPAL INCOME FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                              AUGUST 12, 2005
                                                 SIX MONTHS       YEAR        (COMMENCEMENT OF
                                                   ENDED          ENDED        OPERATIONS) TO
                                                 MARCH 31,    SEPTEMBER 30,    SEPTEMBER 30,
CLASS I SHARES                                      2007          2006              2005
                                                 ---------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD........   $14.83        $14.71            $14.71
                                                   ------        ------            ------
  Net Investment Income (a).....................      .32           .68               .09
  Net Realized and Unrealized Gain/Loss.........     (.05)          .13               -0-**
                                                   ------        ------            ------
Total from Investment Operations................      .27           .81               .09
Less Distributions from Net Investment Income...      .34           .69               .09
                                                   ------        ------            ------
NET ASSET VALUE, END OF THE PERIOD..............   $14.76        $14.83            $14.71
                                                   ======        ======            ======

Total Return (b)................................    1.86%*        5.65%              .60%*
Net Assets at End of the Period (In millions)...   $  1.3        $  1.4            $  1.3
Ratio of Expenses to Average Net Assets.........    0.93%         0.86%             0.82%
Ratio of Net Investment Income to Average Net
  Assets........................................    4.38%         4.67%             4.56%
Portfolio Turnover..............................       5%*          16%               30%
SUPPLEMENTAL RATIO:
Ratio of Expenses to Average Net Assets
  (Excluding Interest and Residual Trust
  Expenses).....................................    0.61%         0.64%             0.66%

*   Non-Annualized

**  Amount is less than $.01.

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

 30                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2007 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Municipal Income Fund (the "Fund") is organized as a series of the Van Kampen Tax Free Trust, a Delaware statutory trust, and is registered as a diversified open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to provide a high level of current income exempt from federal income tax, consistent with preservation of capital. The Fund commenced investment operations on August 1, 1990. The Fund offers Class A Shares, Class B Shares, Class C Shares and Class I Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class-specific expenses and voting rights on the matters affecting a single class.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Municipal bonds are valued by independent pricing services or dealers using the mean of the bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Future contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. Legal expenditures that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. The Fund may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Fund will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At March 31, 2007, the Fund had no when-issued and delayed delivery purchase commitments.

C. INCOME AND EXPENSES Interest income is recorded on an accrual basis. Bond premium is amortized and discount is accreted over the expected life of each applicable security. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies

VAN KAMPEN MUNICIPAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2007 (UNAUDITED) continued

and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset these losses against any future realized capital gains. At September 30, 2006, the Fund had an accumulated capital loss carryforward for tax purposes of $21,157,577, which will expire according to the following schedule.

AMOUNT                                                            EXPIRATION
$4,180,889..................................................  September 30, 2008
 9,728,055..................................................  September 30, 2009
 7,248,633..................................................  September 30, 2010

    At March 31, 2007, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $644,413,292
                                                              ============
Gross tax unrealized appreciation...........................    30,816,129
Gross tax unrealized depreciation...........................    (3,174,207)
                                                              ------------
Net tax unrealized appreciation investments.................  $ 27,641,922
                                                              ============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares daily and pays monthly dividends from net investment income. Net realized gains, if any, are distributed at least annually. Distributions from net realized gains for book purposes may include short-term capital gains and gains on futures transactions. All short-term capital gains and a portion of futures gains are included in ordinary income for tax purposes.

    The tax character of distributions paid during the year ended September 30, 2006 were as follows:

Distribution paid from:
  Ordinary income...........................................  $   105,229
  Tax-exempt income.........................................   27,858,452
                                                              -----------
                                                              $27,963,681
                                                              ===========

    As of September 30, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................  $   35,026
Undistributed tax-exempt income.............................   6,959,489

F. EXPENSE REDUCTIONS During the six months ended March 31, 2007, the Fund's custody fee was reduced by $2,000 as a result of credits earned on cash balances.

G. FLOATING RATE NOTE OBLIGATIONS RELATED TO SECURITIES HELD The Fund enters into transactions in which it transfers to dealer trusts fixed rate bonds in exchange for cash and residual interest in the dealer trusts' assets and cash flows, which are in the form of inverse

VAN KAMPEN MUNICIPAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2007 (UNAUDITED) continued

floating rate investments. The dealer trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The Fund enters into shortfall agreements with the dealer trusts, which commit the Fund to pay the dealer trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the dealer trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the dealer trusts to the Fund, thereby collapsing the dealer trusts. The Fund accounts for the transfer of bonds to the dealer trusts as secured borrowings, with the securities transferred remaining in the Fund's investments assets, and the related floating rate notes reflected as Fund liabilities under the caption "Floating Rate Note Obligations" on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption "Interest" and records the expenses related to floating rate note obligations and any administrative expenses of the dealer trusts under the caption "Interest and Residual Trust Expenses" on the Fund's Statement of Operations. The notes issued by the dealer trust have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the dealer trusts for redemption at par at each reset date. At March 31, 2007, Fund investments with a value of $117,441,647 are held by the dealer trusts and serve as collateral for the $63,020,000 in floating rate notes outstanding at that date. Contractual maturities of the floating rate notes and interest rates in effect at March 31, 2007 are presented on the Portfolio of Investments.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, Van Kampen Asset Management (the "Adviser") will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $500 million..........................................     .50%
Over $500 million...........................................     .45%

    For the six months ended March 31, 2007, the Fund recognized expenses of approximately $6,500 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Legal Services, Accounting Services and Chief Compliance Officer (CCO) Employment Agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the six months ended March 31, 2007, the Fund recognized expenses of approximately $39,600 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Fund, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of "Professional Fees" on the Statement of Operations. Services provided pursuant to the

VAN KAMPEN MUNICIPAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2007 (UNAUDITED) continued

Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended March 31, 2007, the Fund recognized expenses of approximately $150,800 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and, to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $188,158 are included in "Other" assets on the Statements of Assets and Liabilities at March 31, 2007. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the six months ended March 31, 2007, Van Kampen as Distributor for the Fund, received commissions on sales of the Fund's Class A Shares of approximately $119,600 and contingent deferred sales charge (CDSC) on redeemed shares of approximately $19,700. Sales charges do not represent expenses of the Fund.

3. CAPITAL TRANSACTIONS

For the six months ended March 31, 2007 and the year ended September 30, 2006, transactions were as follows:

                                                 FOR THE                      FOR THE
                                             SIX MONTHS ENDED                YEAR ENDED
                                              MARCH 31, 2007             SEPTEMBER 30, 2006
                                        --------------------------   --------------------------
                                          SHARES         VALUE         SHARES         VALUE
Sales:
  Class A.............................   3,847,281    $ 57,080,665    5,173,374    $ 75,736,363
  Class B.............................     118,424       1,754,525      308,856       4,508,963
  Class C.............................     245,853       3,638,658      366,639       5,340,515
  Class I.............................      19,168         284,159       35,407         515,858
                                        ----------    ------------   ----------    ------------
Total Sales...........................   4,230,726    $ 62,758,007    5,884,276    $ 86,101,699
                                        ==========    ============   ==========    ============
Dividend Reinvestment:
  Class A.............................     676,577    $ 10,037,834    1,258,124    $ 18,406,616
  Class B.............................      23,591         349,580       57,246         835,581
  Class C.............................      13,735         203,200       24,712         360,477
  Class I.............................       2,055          30,494        4,107          60,090
                                        ----------    ------------   ----------    ------------
Total Dividend Reinvestment...........     715,958    $ 10,621,108    1,344,189    $ 19,662,764
                                        ==========    ============   ==========    ============
Repurchases:
  Class A.............................  (2,750,301)   $(40,778,547)  (5,014,627)   $(73,329,393)
  Class B.............................    (397,426)     (5,882,006)    (965,243)    (14,079,445)
  Class C.............................    (104,357)     (1,542,455)    (281,046)     (4,104,067)
  Class I.............................     (26,106)       (387,446)     (32,456)       (476,795)
                                        ----------    ------------   ----------    ------------
Total Repurchases.....................  (3,278,190)   $(48,590,454)  (6,293,372)   $(91,989,700)
                                        ==========    ============   ==========    ============

VAN KAMPEN MUNICIPAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2007 (UNAUDITED) continued

4. REDEMPTION FEE

The Fund will assess a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sale or exchange) within seven days of purchase. The redemption fee is paid directly to the Fund. For the six months ended March 31, 2007, the Fund received redemption fees of approximately $1,000, which are reported as part of "Cost of Shares Repurchased" on the Statement of Changes in Net Assets. The per share impact from redemption fees paid to the Fund was less than $0.01.

5. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $75,516,211 and $33,635,233, respectively.

6. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    The Fund may use derivative instruments for a variety of reasons, such as to attempt to protect the Fund against possible changes in the market value of its portfolio, to manage the portfolio's effective yield, maturity and duration, or generate potential gain. All of the Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract. Risks may arise as a result of the potential inability of the counter parties to meet the terms of their contracts.

    Summarized below are the different types of derivative financial instruments used by the Fund.

A. FUTURES CONTRACTS A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Fund generally invests in exchange traded futures on U.S. Treasury Notes and typically closes the contract prior to delivery date. Upon entering into futures contracts, the Fund maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to rules and regulations promulgated under the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

    Transactions in futures contracts for the six months ended March 31, 2007, were as follows:

                                                              CONTRACTS
Outstanding at September 30, 2006...........................      35
Futures Opened..............................................     378
Futures Closed..............................................    (354)
                                                                ----
Outstanding at March 31, 2007...............................      59
                                                                ====

VAN KAMPEN MUNICIPAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2007 (UNAUDITED) continued

B. INVERSE FLOATING RATE INVESTMENTS The Fund may invest a portion of its assets in inverse floating rate instruments, either through outright purchases of inverse floating rate securities or through the transfer of bonds to a dealer trust in exchange for cash and residual interests in the dealer trust. These investments are typically used by the Fund in seeking to enhance the yield of the portfolio. These instruments typically involve greater risks than a fixed rate municipal bond. In particular, these instruments are acquired through leverage or may have leverage embedded in them and therefore involve many of the risks associated with leverage. Leverage is a speculative technique that my expose the Fund to greater risk and increased costs. Leverage may cause the Fund's net asset value to be more volatile than if it had not been leveraged because leverage tends to magnify the effect of any increases or decreases in the value of the Fund's portfolio securities. The use of leverage may also cause the Fund to liquidate portfolio positions when it may not be advantageous to do so in order to satisfy its obligations with respect to inverse floating rate instruments.

7. DISTRIBUTION AND SERVICE PLANS

Shares of the Fund are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans") for Class A Shares, Class B Shares and Class C Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets. These fees are accrued daily and paid to the Distributor monthly.

    The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed receivable") was approximately $2,458,800 and $214,700 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

8. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for the fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in the fund NAV calculations as late as the funds last NAV calculation in the first required financial statement period. As a result, the Fund will incorporate FIN 48 in its semi annual report on March 31, 2008. The impact to the Fund's financial statements, if any, is currently being assessed.

VAN KAMPEN MUNICIPAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2007 (UNAUDITED) continued

    In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

VAN KAMPEN MUNICIPAL INCOME FUND

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

DENNIS SHEA
Vice President

J. DAVID GERMANY
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

JAMES W. GARRETT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

  Van Kampen Municipal Income Fund

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen Municipal Income Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen Municipal Income Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                         Van Kampen Funds Inc.
                                               1 Parkview Plaza, P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555
                                                             www.vankampen.com

                                       Copyright (C)2007 Van Kampen Funds Inc.
                                        All rights reserved. Member NASD/SIPC.

                                                             49, 349, 549, 649
                                                                   MIFSAR 5/07
    (VAN KAMPEN INVESTMENTS LOGO)                           IU07-00918P-Y03/07

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Intermediate Term Municipal Income Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of March 31, 2007.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A CLASS A, B, AND C SHARE OR CLASS I SHARE PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUSES CONTAIN INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. TO OBTAIN AN ADDITIONAL PROSPECTUS, CONTACT YOUR FINANCIAL ADVISOR OR DOWNLOAD ONE AT VANKAMPEN.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

       INCOME MAY SUBJECT CERTAIN INDIVIDUALS TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT).

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 3/31/07

                              A SHARES              B SHARES              C SHARES         I SHARES
                              5/28/93               5/28/93               10/19/93          8/12/05
----------------------------------------------------------------------------------------------------
                                     W/MAX                 W/MAX                 W/MAX
AVERAGE                    W/O       4.75%       W/O       4.00%       W/O       1.00%        W/O
ANNUAL                    SALES      SALES      SALES      SALES      SALES      SALES       SALES
TOTAL RETURNS            CHARGES    CHARGES    CHARGES    CHARGES    CHARGES    CHARGES     CHARGES

Since Inception           5.20%      4.84%      4.76%      4.76%      4.22%      4.22%       3.76%
10-year                   4.88       4.37       4.36       4.36       4.10       4.10          --
5-year                    4.84       3.82       4.62       4.37       4.09       4.09          --
1-year                    4.58      -0.42       4.75       0.75       3.71       2.71        4.74
6-months                  1.53      -3.27       1.52      -2.48       1.16       0.16        1.66
----------------------------------------------------------------------------------------------------

SEC Yield                      3.14%                 3.31%                 2.55%             3.55%
----------------------------------------------------------------------------------------------------

Unsubsidized SEC
Yield                          3.05%                 3.21%                 2.45%             3.45%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 4.75 percent for Class A shares, a contingent deferred sales charge of 4.00 percent for Class B shares (in years one and two and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. The since inception and 10-year returns for Class B shares reflect the conversion of Class B shares into Class A shares eight years after purchase. The since inception returns for Class C shares reflect the conversion of Class C shares into Class A shares ten years after purchase. Class I shares are available for purchase exclusively by investors through (i) tax-exempt retirement plans with assets of at least $1 million (including 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (ii) fee-based investment programs with assets of at least $1 million and (iii) institutional clients with assets of at least $1 million. Class I shares are offered without any sales charges on purchases or sales and do not include combined Rule 12b-1 fees and service fees. Figures shown above assume reinvestment of all dividends and capital gains. The fund's adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/ reimbursements the fund's returns would have been lower. SEC yield is a calculation for determining the amount of portfolio income, excluding nonincome items as prescribed by the SEC. The unsubsidized SEC yields reflect some or all of the expenses that the adviser had voluntarily waived. Yields are subject to change.

The Lehman Brothers Municipal Bond Index is generally representative of investment-grade, tax-exempt bonds. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

Fund Report

FOR THE SIX-MONTH PERIOD ENDED MARCH 31, 2007

MARKET CONDITIONS

The overall environment for municipal bonds was favorable during the reporting period, but mixed economic indicators and concerns about the residential housing sector led to increased market uncertainty and volatility. In the initial months of the period, the pace of economic growth appeared to be slowing but in December the outlook for the economy turned positive following a slate of stronger-than-expected economic releases. The improved economic picture pushed bond yields higher and effectively reversed the run-up in prices that had begun in July on concern over the weak housing market's potential drag on the economy. Bonds continued to sell off until February when the sub-prime mortgage market showed signs of deterioration, causing a sell-off in equities and a flight-to-quality bond market rally. In March the rally ended as strong employment reports and upward movement in inflationary pressures sparked selling in an overbought Treasury market. At month end, however, the short end of the bond market rebounded strongly following news that the Federal Open Market Committee (the "Fed") had dropped its bias toward higher rates. This came as somewhat of a surprise, given the fact that core inflation readings still remained elevated.

Municipal bond yields followed the general movement of the Treasury market. However, the 30-year AAA municipal bond yield reached lows not seen in decades, declining to 4.00 percent in the first half of the reporting period before reversing course and ending the period at 4.15 percent. Yields on the short end of the curve generally rose throughout the course of the period. As a result, the short end of the municipal curve posted the lowest returns while the long end outperformed other portions of the curve by as much as 100 basis points. The slope of the municipal curve remained relatively flat and as such, the yield differential between long maturity and short maturity issues was quite small.

New issue supply rose dramatically during the period, increasing by 15 percent versus the prior six months and 35 percent versus the same six-month period a year ago, as relatively low interest rates spurred municipalities to refinance their debt. Demand for municipal bonds was robust as well, particularly for high-yield securities as investors proved increasingly willing to take on more risk in return for relatively higher yields. The strong demand caused credit spreads, which were already near historically tight levels, to further narrow. As a result, the lower-quality, higher yielding segment of the market considerably outperformed, returning 185 basis points more than the investment-grade segment for the overall period.

PERFORMANCE ANALYSIS

The fund returned 1.53 percent for the six months ended March 31, 2007 (Class A shares, unadjusted for sales charges) underperforming the fund's benchmark, the Lehman Brothers Municipal Bond Index, which returned 1.93 percent for the period.

TOTAL RETURN FOR THE SIX-MONTH PERIOD ENDED MARCH 31, 2007

--------------------------------------------------------------
                                                LEHMAN
                                               BROTHERS
                                              MUNICIPAL
      CLASS A   CLASS B   CLASS C   CLASS I   BOND INDEX

       1.53%     1.52%     1.16%     1.66%      1.93%
--------------------------------------------------------------

The performance for the four share classes varies because each has different expenses. The fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definition.

The fund's credit quality profile was one of the primary contributors to returns during the reporting period. We maintained an overweight in BBB and non-rated bonds relative to the Lehman Brothers Municipal Bond Index, which served the fund well as strong demand for higher-yielding bonds and steady flows into high-yield municipal bond funds led to ongoing spread tightening and strong performance for the sector. Although we added slightly to holdings in non-rated paper during the period, with spreads at such tight levels we are taking a more cautious approach to the lower-quality sectors.

In terms of yield-curve positioning, we emphasized the long end of the fund's investment range for the yield advantage. This strategy was also additive to performance as longer maturity issues significantly outperformed those with shorter maturities. It's important to note that the fund has a shorter average maturity than that of the Lehman Brothers Municipal Bond Index, which is a long-term index, and as such, could not benefit as much from the considerable price appreciation on the very long end of the curve.

The fund also benefited from a relative overweight in tobacco bonds as the sector performed well during the period. Conversely, the fund's holdings in U.S. Treasury futures, which are used to help hedge interest-rate risk in the portfolio, detracted slightly from performance, as did an underweight relative to the index in zero coupon bonds, which performed well due to spread tightening in the sector.

Our activity over the period was focused on adding higher-yielding securities to the portfolio to replace maturing bonds. New purchases included BBB rated health care, non-rated life care, and tobacco bonds. In addition, given the Fed's recent indication that the future direction of monetary policy will be very data dependent, we are keeping the portfolio's duration (a measure of interest-rate sensitivity) close to that of the Lehman Brothers Municipal Bond Index.

The fund's overall credit quality remained high and investments were well-diversified across a broad range of sectors. As of the end of the period, sector exposure was relatively unchanged from six months earlier, with appropriation, prerefunded, and local general obligation (GO) bonds representing the fund's largest sector weightings.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the fund in the future.

RATINGS ALLOCATIONS AS OF 3/31/07
AAA/Aaa                                                          59.9%
AA/Aa                                                             6.9
A/A                                                               5.2
BBB/Baa                                                          11.4
Non-Rated                                                        16.6

TOP FIVE SECTORS AS OF 3/31/07
Public Education                                                 13.4%
Retail Electric                                                  11.2
General Purpose                                                   9.1
Higher Education                                                  7.8
Hospital                                                          7.7

SUMMARY OF INVESTMENTS BY STATE CLASSIFICATION AS OF 3/31/07
Pennsylvania                                                      9.1%
Missouri                                                          8.5
Florida                                                           5.7
New Jersey                                                        5.7
California                                                        5.1
Ohio                                                              4.4
Illinois                                                          4.1
Colorado                                                          4.0
New York                                                          4.0
Texas                                                             3.7
Alabama                                                           3.6
Maryland                                                          3.5
Oregon                                                            3.5
Indiana                                                           3.1
South Carolina                                                    3.0
Tennessee                                                         2.3
Arizona                                                           2.3
New Mexico                                                        2.3
Michigan                                                          2.2
North Carolina                                                    2.1
Kansas                                                            2.0
Nebraska                                                          1.5
South Dakota                                                      1.5
West Virginia                                                     1.4
Washington                                                        1.0
Kentucky                                                          1.0
Virginia                                                          0.9
North Dakota                                                      0.9
Arkansas                                                          0.9
Iowa                                                              0.5
Delaware                                                          0.5
Wisconsin                                                         0.5
Minnesota                                                         0.4
Connecticut                                                       0.2
Georgia                                                           0.1

                                             (continued on next page)

SUMMARY OF INVESTMENTS BY STATE CLASSIFICATION AS OF 3/31/07
                                       (continued from previous page)
Montana                                                           0.1%
Massachusetts                                                     0.1
                                                                -----
Total Long-Term Investments                                      95.7
Short-Term Investments                                            2.9
                                                                -----
Total Investments                                                98.6
Other Assets in Excess of Liabilities                             1.4
                                                                -----
Net Assets                                                      100.0%

Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the sectors shown above. Subject to change daily. Ratings allocations and sector percentages are as a percentage of long-term investments. Securities are classified by sectors that represent broad groupings of related industries. Summary of investments by state classification are as a percentage of total net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. Rating allocations based upon ratings as issued by Standard and Poor's and Moody's, respectively.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC -0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class B and C Shares; and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 10/1/06 - 3/31/07.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                 BEGINNING         ENDING         EXPENSES PAID
                                               ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                               -------------------------------------------------
                                                  10/1/06          3/31/07       10/1/06-3/31/07
Class A
  Actual.....................................    $1,000.00        $1,015.35          $ 4.67
  Hypothetical...............................     1,000.00         1,020.29            4.68
  (5% annual return before expenses)
Class B
  Actual.....................................     1,000.00         1,015.15            4.72
  Hypothetical...............................     1,000.00         1,020.24            4.73
  (5% annual return before expenses)
Class C
  Actual.....................................     1,000.00         1,011.58            8.38
  Hypothetical...............................     1,000.00         1,016.60            8.40
  (5% annual return before expenses)
Class I
  Actual.....................................     1,000.00         1,016.61            3.47
  Hypothetical...............................     1,000.00         1,021.49            3.48
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 0.93%, 0.94%, 1.67%, and 0.69%, for Class A, B, C, and I Shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). These ratios reflect an expense waiver.

Assumes all dividends and distributions were reinvested.

VAN KAMPEN INTERMEDIATE TERM MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
-------------------------------------------------------------------------------------------
          MUNICIPAL BONDS  95.7%
          ALABAMA  3.6%
$1,260    Dothan Houston Cnty, AL Arpt Auth (MBIA Insd)
          (AMT) (a)....................................... 5.400%   12/01/15   $  1,342,933
 1,000    Jefferson Cnty, AL Pub Bldg Auth Lease Rev Wts
          (AMBAC Insd).................................... 5.125    04/01/21      1,075,500
 1,500    Montgomery Cnty, AL Pub Bldg Auth Rev Wts Fac
          Proj (MBIA Insd) (a)............................ 5.000    03/01/23      1,589,025
                                                                               ------------
                                                                                  4,007,458
                                                                               ------------
          ARIZONA  2.3%
 1,000    Arizona St Univ Rev Sys Rfdg (AMBAC Insd)....... 5.000    07/01/20      1,068,920
 1,000    Maricopa Cnty, AZ Uni Sch Dist No 48 Scottsdale
          Sch Impt Proj Ser B (FSA Insd) (Prerefunded @
          07/01/16)....................................... 4.750    07/01/23      1,072,260
   390    Pima Cnty, AZ Indl Dev Auth Indl Rev Lease Oblig
          Irvington Proj Tucson Rfdg Ser A (FSA Insd)..... 7.250    07/15/10        400,986
                                                                               ------------
                                                                                  2,542,166
                                                                               ------------
          ARKANSAS  0.9%
   950    University of AR Rev UALR Cap Impt Ser B (FSA
          Insd)........................................... 4.500    12/01/19        978,909
                                                                               ------------

          CALIFORNIA  5.1%
 1,090    California Ed Fac Auth Rev Occidental College
          Ser A (MBIA Insd) (a)........................... 5.000    10/01/20      1,167,096
 1,000    California St (AMBAC Insd) (a).................. 6.400    09/01/08      1,039,010
 1,500    California St Dept Wtr Res Pwr Ser A (AMBAC
          Insd) (Prerefunded @ 05/01/12).................. 5.375    05/01/18      1,637,760
   565    Perris, CA Pub Fin Auth Rev Tax Alloc (a)....... 4.750    10/01/13        569,085
 1,100    Santa Clara, CA Elec Rev Sub Ser A (MBIA
          Insd)........................................... 5.250    07/01/20      1,190,827
                                                                               ------------
                                                                                  5,603,778
                                                                               ------------
          COLORADO  4.0%
   500    Colorado Hlth Fac Auth Rev Christian Living
          Cmnty Proj Ser A................................ 5.250    01/01/15        514,385
   115    Colorado Hlth Fac Auth Rev Sr Living Fac Eaton
          Ter Ser A....................................... 6.800    07/01/09        118,058
 1,560    Colorado Springs, CO Util Rev Sys Sub Lien Impt
          Ser A........................................... 5.000    11/15/19      1,667,250
 1,000    Denver, CO City & Cnty Arpt Rev Rfdg Ser D (FSA
          Insd) (AMT)..................................... 5.500    11/15/12      1,069,380
 1,000    Denver, CO Convention Ctr Hotel Auth Rev Rfdg
          (XLCA Insd)..................................... 5.250    12/01/14      1,094,730
                                                                               ------------
                                                                                  4,463,803
                                                                               ------------
          CONNECTICUT  0.2%
   165    New Haven, CT Indl Fac Rev Adj Govt Ctr Thermal
          Energies (AMT).................................. 7.250    07/01/09        165,825
                                                                               ------------

 10                                            See Notes to Financial Statements

VAN KAMPEN INTERMEDIATE TERM MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
-------------------------------------------------------------------------------------------
          DELAWARE  0.5%
$  500    New Castle Cnty, DE Rev Newark Charter Sch Inc
          Proj............................................ 5.000%   09/01/22   $    518,030
                                                                               ------------

          FLORIDA  5.7%
   500    Baywinds Cmnty Dev Dist FL Spl Assmt Ser B...... 4.900    05/01/12        495,215
 1,000    Brevard Cnty, FL Sch Brd Ctf Rfdg Ser B (FGIC
          Insd)........................................... 5.000    07/01/20      1,056,810
 2,000    Broward Cnty, FL Arpt Sys Rev Rfdg Ser E (MBIA
          Insd) (AMT)..................................... 5.375    10/01/13      2,065,240
   500    Halifax, FL Hosp Med Ctr Rev Impt & Rfdg Ser
          A............................................... 5.250    06/01/19        529,625
 1,500    Orange Cnty, FL Sch Brd Ctf Ser A (AMBAC
          Insd)........................................... 5.250    08/01/14      1,615,065
   500    Saint Johns Cnty, FL Indl Dev Auth Hlthcare
          Glenmoor Proj Ser A............................. 5.000    01/01/16        503,485
                                                                               ------------
                                                                                  6,265,440
                                                                               ------------
          GEORGIA  0.1%
   155    Forsyth Cnty, GA Hosp Auth Rev Antic Ctf GA
          Baptist Hlthcare Sys Proj (b)................... 6.000    10/01/08        158,066
                                                                               ------------

          ILLINOIS  4.1%
   545    Clay Cnty, IL Hosp Rev (Prerefunded @ 12/01/08)
          (a)............................................. 5.500    12/01/10        568,473
   500    Hodgkins, IL Tax Increment Rev Sr Lien Rfdg..... 5.000    01/01/14        525,975
    57    Huntley, IL Spl Svc Area No 7 Spl Tax........... 6.000    03/01/09         57,679
   500    Illinois Fin Auth Rev Landing at Plymouth Pl
          Proj Ser A...................................... 5.250    05/15/14        507,175
 1,000    Illinois Fin Auth Student Hsg Rev MJH Ed
          Assistance IV Sr Ser A.......................... 5.500    06/01/19      1,069,160
   500    Lincolnshire, IL Spl Svc Area Sedgebrook Proj... 5.000    03/01/11        511,490
   282    Pingree Grove Village, IL Spl Svc Area No 1 Spl
          Tax Cambridge Lakes Proj Ser 05................. 5.250    03/01/15        291,111
 1,000    Round Lake Beach, IL Tax........................ 4.650    12/15/13      1,008,420
                                                                               ------------
                                                                                  4,539,483
                                                                               ------------
          INDIANA  3.1%
 1,000    Allen Cnty, IN Juvenile Just Ctr First Mtg
          (AMBAC Insd).................................... 5.500    01/01/18      1,077,740
 1,000    Carmel Cnty, IN Redev Auth Opt Income Tax Lease
          Rent Rev (MBIA Insd)............................ 5.000    07/01/22      1,065,090
   830    Hobart, IN Bldg Corp First Mtg (FGIC Insd)
          (a)............................................. 5.500    07/15/13        909,464
   400    Saint Joseph Cnty, IN Econ Dev Rev Holy Cross
          Vlg Notre Dame Proj Ser A....................... 5.750    05/15/13        414,868
                                                                               ------------
                                                                                  3,467,162
                                                                               ------------
          IOWA  0.5%
   500    Coralville, IA Ctf Partn Ser D.................. 5.250    06/01/22        531,365
                                                                               ------------

See Notes to Financial Statements                                             11

VAN KAMPEN INTERMEDIATE TERM MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
-------------------------------------------------------------------------------------------
          KANSAS  2.0%
$  500    Burlington, KS Environmental Impt Rev (Mandatory
          Put 10/01/07)................................... 4.750%   09/01/15   $    502,115
   500    Kansas St Dev Fin Auth Hlth Fac Rev Hays Med Ctr
          Inc Ser L....................................... 5.250    11/15/16        536,065
 1,000    Shawnee Cnty, KS Sch Dist 501 Topeka
          (Prerefunded @ 02/01/12)........................ 5.000    02/01/20      1,053,190
   120    Wyandotte Cnty, KS City KS Univ Brd of Public
          Util Office Bldg Complex Proj (MBIA Insd)....... 5.000    05/01/11        125,885
                                                                               ------------
                                                                                  2,217,255
                                                                               ------------
          KENTUCKY  1.0%
 1,000    Louisville & Jefferson Cnty, KY Ser C (FSA Insd)
          (AMT)........................................... 5.500    07/01/17      1,077,030
                                                                               ------------

          MARYLAND  3.5%
 1,000    Baltimore, MD Convention Ctr Hotel Rev Ser A
          (XLCA Insd)..................................... 5.250    09/01/22      1,092,750
 1,000    Maryland St Econ Dev Corp Student Hsg Rev Univ
          MD College Park Proj Rfdg (CIFG Insd)........... 5.000    06/01/13      1,069,080
   625    Maryland St Econ Dev Corp Univ MD College Park
          Proj (b)........................................ 5.750    06/01/13        696,700
   500    Maryland St Hlth & Higher King Farm Presbyterian
          Cmnty Ser B..................................... 5.000    01/01/17        502,710
   500    Prince Georges Cnty, MD Spl Oblig Natl Harbor
          Proj............................................ 4.700    07/01/15        508,835
                                                                               ------------
                                                                                  3,870,075
                                                                               ------------
          MASSACHUSETTS  0.1%
    85    Massachusetts St Indl Fin Agy Rev Gtr Lynn
          Mental Hlth (Acquired 06/24/1998, Cost $85,000)
          (b) (c)......................................... 6.200    06/01/08         87,147
                                                                               ------------

          MICHIGAN  2.2%
 1,000    Brighton, MI Area Sch Dist Rfdg (a)............. 5.250    05/01/18      1,076,120
 1,000    Brighton, MI Area Sch Dist Rfdg................. 5.250    05/01/20      1,076,120
   250    Michigan St Strategic Fd Ltd Oblig United Waste
          Sys Proj (AMT).................................. 5.200    04/01/10        256,240
                                                                               ------------
                                                                                  2,408,480
                                                                               ------------
          MINNESOTA  0.4%
   430    Inver Grove Heights, MN Presbyterian Homes Care
          Rfdg............................................ 5.000    10/01/16        431,333
                                                                               ------------

          MISSOURI  8.5%
   500    Carthage, MO Hosp Rev........................... 4.000    04/01/07        499,995
   500    Fenton, MO Tax Increment Rev Gravois Bluffs
          Redev Proj Rfdg................................. 5.000    04/01/13        524,950
   610    Ferguson, MO Tax Increment Rev Crossing at Halls
          Ferry Rfdg (a).................................. 5.500    04/01/14        625,122

 12                                            See Notes to Financial Statements

VAN KAMPEN INTERMEDIATE TERM MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
-------------------------------------------------------------------------------------------
          MISSOURI (CONTINUED)
$1,350    Kansas City, MO Indl Dev Auth Plaza Lib Proj.... 6.000%   03/01/16   $  1,404,472
 1,000    Macon, MO Ctf Partn (MBIA Insd)................. 5.250    08/01/17      1,035,010
   830    Missouri St Dev Fin Brd Fac Rev Pub Safety Proj
          Ser A (a)....................................... 5.000    03/01/11        857,979
 2,125    O' Fallon, MO Ctf Partn (MBIA Insd) (a)......... 5.375    02/01/18      2,270,988
 2,000    Saint Charles, MO Ctf Partn Ser B............... 5.500    05/01/18      2,137,180
                                                                               ------------
                                                                                  9,355,696
                                                                               ------------
          MONTANA  0.1%
   110    Crow Fin Auth, MT Tribal Purp Rev (Acquired
          12/11/1997, Cost $110,000) (c).................. 5.400    10/01/07        110,876
                                                                               ------------

          NEBRASKA  1.5%
 1,500    University of NE Fac Corp Defd Maint (AMBAC
          Insd)........................................... 5.000    07/15/17      1,634,085
                                                                               ------------

          NEW JERSEY  5.7%
 1,400    Essex Cnty, NJ Impt Auth Lease Gtd Cnty
          Correctional Fac Proj (FGIC Insd) (Prerefunded @
          10/01/10)....................................... 5.750    10/01/30      1,497,986
 1,500    New Jersey Econ Dev Auth Rev Cig Tax............ 5.500    06/15/16      1,631,415
 1,000    New Jersey Hlthcare Fac Fin Auth Rev St. Clare's
          Hosp Inc Rfdg Ser A (Radian Insd)............... 5.250    07/01/20      1,064,030
   455    Rahway, NJ Ctf Partn (MBIA Insd)................ 5.500    02/15/16        482,241
   565    Rahway, NJ Ctf Partn (MBIA Insd)................ 5.600    02/15/17        601,024
 1,000    Tobacco Settlement Fin Corp NJ Ser 1A........... 4.500    06/01/23        978,130
                                                                               ------------
                                                                                  6,254,826
                                                                               ------------
          NEW MEXICO  2.3%
 1,000    Jicarilla, NM Apache Nation Rev Ser A (Acquired
          10/23/2003, Cost $1,020,380) (c)................ 5.500    09/01/23      1,078,640
 1,310    New Mexico Fin Auth Rev Sr Lien Pub Proj
          Revolving Fd Ser B (MBIA Insd).................. 5.000    06/01/17      1,420,865
                                                                               ------------
                                                                                  2,499,505
                                                                               ------------
          NEW YORK  4.0%
   160    Brookhaven, NY Indl Dev Agy Sr Residential Hsg
          Rev Woodcrest Estates Fac Ser A (AMT)........... 5.875    12/01/09        161,714
 1,000    Long Island Pwr Auth NY Elec Gen Ser C
          (Prerefunded @ 09/01/13)........................ 5.500    09/01/17      1,105,290
   500    New York City Indl Dev Agy Rev Liberty 7 World
          Trade Ctr Ser A................................. 6.250    03/01/15        530,960
   780    New York City Indl Dev Agy Spl Fac Rev Term One
          Group Assn Proj (AMT)........................... 5.000    01/01/10        804,203
   300    New York City Ser A............................. 7.000    08/01/07        303,123
   430    New York St Dorm Auth Rev Mt Sinai NYU Hlth Ser
          C............................................... 5.000    07/01/11        433,999

See Notes to Financial Statements                                             13

VAN KAMPEN INTERMEDIATE TERM MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
-------------------------------------------------------------------------------------------
          NEW YORK (CONTINUED)
$    5    Niagara Falls, NY Pub Impt (MBIA Insd).......... 6.900%   03/01/20   $      5,014
 1,000    Tobacco Settlement Fin Corp NY Ser B-1C......... 5.250    06/01/13      1,016,680
                                                                               ------------
                                                                                  4,360,983
                                                                               ------------
          NORTH CAROLINA  2.1%
   630    North Carolina Eastn Muni Pwr Agy Pwr Sys Rev
          Ser D........................................... 6.450    01/01/14        675,203
   500    North Carolina Med Care Commn Hlthcare Fac First
          Mtg Salemtowne Rfdg (a)......................... 5.000    10/01/15        515,255
 1,000    North Carolina Muni Pwr Agy Ser A (MBIA Insd)... 5.250    01/01/19      1,072,370
                                                                               ------------
                                                                                  2,262,828
                                                                               ------------
          NORTH DAKOTA  0.9%
   500    Grand Forks, ND Sr Hsg Rev 4000 Vly Square Proj
          Rfdg............................................ 5.000    12/01/16        508,515
   500    Ward Cnty, ND Hlthcare Fac Rev Trinity Obligated
          Group........................................... 5.125    07/01/17        527,860
                                                                               ------------
                                                                                  1,036,375
                                                                               ------------
          OHIO  4.4%
   500    Adams Cnty Hosp Fac Impt Rev Adams Cnty Hosp
          Proj............................................ 6.250    09/01/20        514,120
   500    Athens Cnty, OH Hosp Fac Rev & Impt O' Bleness
          Mem Rfdg Ser A.................................. 6.250    11/15/13        525,610
 1,370    Cleveland, OH Non Tax Rev Cleveland Stad Proj
          Rfdg (AMBAC Insd)............................... 5.125    12/01/20      1,465,818
   355    Dayton, OH Spl Fac Rev Afco Cargo Day LLC Proj
          (AMT) (a)....................................... 6.000    04/01/09        357,890
   750    Ohio Muni Elec Generation Agy Jt Venture 5 Ctf
          Ben Int Rfdg (AMBAC Insd)....................... 5.000    02/15/21        790,282
 1,160    Sugarcreek, OH Loc Sch Dist Sch Impt & Rfdg
          (MBIA Insd) (Prerefunded @ 12/01/13) (a)........ 5.250    12/01/18      1,264,992
                                                                               ------------
                                                                                  4,918,712
                                                                               ------------
          OREGON  3.5%
 2,575    Emerald Peoples Util Dist OR Rfdg Ser A (FSA
          Insd) (a)....................................... 5.250    11/01/16      2,793,772
 1,000    Port Morrow, OR Pollutn Ctl Portland Gen Rfdg
          Ser A (Mandatory Put 05/01/09).................. 5.200    05/01/33      1,024,120
                                                                               ------------
                                                                                  3,817,892
                                                                               ------------
          PENNSYLVANIA  9.1%
   500    Allegheny Cnty, PA Indl Dev Auth Lease Rev
          Residential Res Inc Proj........................ 5.000    09/01/21        513,205
   250    Allegheny Cnty, PA Redev Auth Rev Pittsburgh
          Mills Proj...................................... 5.100    07/01/14        258,692
 1,120    Canon McMillan Sch Dist PA Rfdg Ser A (MBIA
          Insd)........................................... 5.000    12/15/15      1,200,237
   500    Montgomery Cnty, PA Indl Dev Auth Rev Mtg
          Whitemarsh Cont Care Proj....................... 6.000    02/01/21        527,410

 14                                            See Notes to Financial Statements

VAN KAMPEN INTERMEDIATE TERM MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
-------------------------------------------------------------------------------------------
          PENNSYLVANIA (CONTINUED)
$  950    Philadelphia, PA Gas Wks Rev Ser 18 (AGL
          Insd)........................................... 5.250%   08/01/18   $  1,020,367
   900    Philadelphia, PA Gas Wks Rev Ser 3 (FSA Insd)... 5.000    08/01/10        935,928
 2,000    Philadelphia, PA Redev Auth Rev Neighborhood
          Trans Ser A (FGIC Insd)......................... 5.500    04/15/16      2,163,200
 1,090    Wilson, PA Area Sch Dist (FGIC Insd)............ 5.125    03/15/17      1,156,708
 2,070    York Cnty, PA Sch Technology (FGIC Insd)........ 5.375    02/15/16      2,243,528
                                                                               ------------
                                                                                 10,019,275
                                                                               ------------
          SOUTH CAROLINA  3.0%
 1,020    Berkeley Cnty, SC Impt & Rfdg (FSA Insd)........ 5.000    09/01/17      1,089,717
 1,000    Kershaw Cnty, SC Pub Sch Fndtn Installment Pwr
          Rev Kershaw Cnty Sch Dist Proj (CIFG Insd)...... 5.000    12/01/22      1,061,760
 1,065    Lexington, SC Wtr & Swr Rev & Impt Comb Rfdg Ser
          A (MBIA Insd) (a)............................... 5.000    04/01/14      1,113,234
                                                                               ------------
                                                                                  3,264,711
                                                                               ------------
          SOUTH DAKOTA  1.5%
 1,515    Minnehaha Cnty, SD Ctf Ltd Tax (FSA Insd)....... 5.000    12/01/18      1,619,762
                                                                               ------------

          TENNESSEE  2.3%
   455    Chattanooga, TN Hlth Ed Hsg Fac CDFI Phase I LLC
          Proj Rfdg Ser A................................. 5.000    10/01/15        468,172
   700    Franklin, TN Spl Sch Dist Cap Apprec (FSA
          Insd)...........................................   *      06/01/15        506,744
 1,000    Gatlinburg, TN Pub Bldg Auth Rfdg (AMBAC
          Insd)........................................... 5.750    12/01/11      1,089,130
   500    Shelby Cnty, TN Hlth Ed & Hsg Fac Brd Rev
          Trezevant Manor Proj Ser A...................... 5.250    09/01/16        503,785
                                                                               ------------
                                                                                  2,567,831
                                                                               ------------
          TEXAS  3.7%
 1,000    Alliance Arpt Auth Inc TX Spl Fac Rev FedEx Corp
          Proj Rfdg (AMT)................................. 4.850    04/01/21      1,020,850
   395    Brazos Riv Auth TX Pollutn Ctl Rev Adj TXU Elec
          Co Proj Rfdg Ser C (AMT) (Mandatory Put
          11/01/11)....................................... 5.750    05/01/36        406,941
   500    Hidalgo Cnty, TX Hlth Svc Mission Hosp Inc
          Proj............................................ 5.000    08/15/13        515,795
   350    Hidalgo Cnty, TX Hlth Svc Mission Hosp Inc
          Proj............................................ 5.000    08/15/19        356,398
 1,000    Lower Colorado Riv Auth TX LCRA Svc Corp Proj
          Rfdg (FGIC Insd)................................ 5.000    05/15/17      1,042,660
   500    Mesquite, TX Hlth Fac Dev Retirement Christian
          Care............................................ 5.000    02/15/15        511,505
   195    San Antonio, TX Hsg Fin Corp Multi-Family Hsg
          Rev Beverly Oaks Apt Proj Ser A (a)............. 7.500    02/01/10        200,534
                                                                               ------------
                                                                                  4,054,683
                                                                               ------------
          VIRGINIA  0.9%
 1,000    Tobacco Settlement Fin Corp VA Asset Bkd........ 5.250    06/01/19      1,050,390
                                                                               ------------

See Notes to Financial Statements                                             15

VAN KAMPEN INTERMEDIATE TERM MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
-------------------------------------------------------------------------------------------
          WASHINGTON  1.0%
$1,000    Klickitat Cnty, WA Pub Util Dist No 001 Elec Rev
          Rfdg Ser B (FGIC Insd).......................... 5.250%   12/01/22   $  1,095,590
                                                                               ------------

          WEST VIRGINIA  1.4%
 1,500    West Virginia St Hosp Fin Auth (MBIA Insd)...... 6.100    01/01/18      1,505,745
                                                                               ------------

          WISCONSIN  0.5%
   500    Wisconsin St Hlth & Ed Fac Beaver Dam Cmnty Hosp
          Inc Ser A....................................... 5.500    08/15/14        509,290
                                                                               ------------
TOTAL LONG-TERM INVESTMENTS  95.7%
  (Cost $102,650,966).......................................................    105,271,860
SHORT-TERM INVESTMENTS 2.9%
  (Cost $3,200,000).........................................................      3,200,000
                                                                               ------------
TOTAL INVESTMENTS 98.6%
  (Cost $105,850,966).......................................................    108,471,860
OTHER ASSETS IN EXCESS OF LIABILITIES  1.4%.................................      1,481,506
                                                                               ------------

NET ASSETS  100.0%..........................................................   $109,953,366
                                                                               ============

Percentages are calculated as a percentage of net assets.

*   Zero coupon bond

(a) The Fund owns 100% of the outstanding bond issuance.

(b) Escrowed to Maturity

(c) This security is restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 1.2% of net assets.

AGL--Assured Guaranty Ltd.

AMBAC--AMBAC Indemnity Corp.

AMT--Alternative Minimum Tax

CIFG--CDC IXIS Financial Guaranty

FGIC--Financial Guaranty Insurance Co.

FSA--Financial Security Assurance Inc.

MBIA--Municipal Bond Investors Assurance Corp.

Radian--Radian Asset Assurance

XLCA--XL Capital Assurance Inc.

 16                                            See Notes to Financial Statements

VAN KAMPEN INTERMEDIATE TERM MUNICIPAL INCOME FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
March 31, 2007 (Unaudited)

ASSETS:
Total Investments (Cost $105,850,966).......................  $108,471,860
Cash........................................................       117,481
Receivables:
  Interest..................................................     1,504,544
  Investments Sold..........................................       145,000
  Fund Shares Sold..........................................        58,239
Other.......................................................       146,868
                                                              ------------
    Total Assets............................................   110,443,992
                                                              ------------
LIABILITIES:
Payables:
  Fund Shares Repurchased...................................       109,634
  Income Distributions......................................        71,385
  Investment Advisory Fee...................................        36,962
  Distributor and Affiliates................................        13,494
Trustees' Deferred Compensation and Retirement Plans........       222,283
Accrued Expenses............................................        36,868
                                                              ------------
    Total Liabilities.......................................       490,626
                                                              ------------
NET ASSETS..................................................  $109,953,366
                                                              ============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $107,112,474
Net Unrealized Appreciation.................................     2,620,894
Accumulated Undistributed Net Investment Income.............       288,913
Accumulated Net Realized Loss...............................       (68,915)
                                                              ------------
NET ASSETS..................................................  $109,953,366
                                                              ============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $82,025,606 and 7,696,727 shares of
    beneficial interest issued and outstanding).............  $      10.66
    Maximum sales charge (4.75%* of offering price).........           .53
                                                              ------------
    Maximum offering price to public........................  $      11.19
                                                              ============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $12,890,801 and 1,193,809 shares of
    beneficial interest issued and outstanding).............  $      10.80
                                                              ============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $13,963,926 and 1,311,848 shares of
    beneficial interest issued and outstanding).............  $      10.64
                                                              ============
  Class I Shares:
    Net asset value and offering price per share (Based on
    net assets of $1,073,033 and 100,731 shares of
    beneficial interest issued
    and outstanding)........................................  $      10.65
                                                              ============

*   On sales of $100,000 or more, the sales charge will be reduced.

See Notes to Financial Statements                                             17

VAN KAMPEN INTERMEDIATE TERM MUNICIPAL INCOME FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended March 31, 2007 (Unaudited)

INVESTMENT INCOME:
Interest....................................................  $2,444,836
                                                              ----------
EXPENSES:
Investment Advisory Fee.....................................     270,260
Distribution (12b-1) and Service Fees
  Class A...................................................      98,922
  Class B...................................................      17,390
  Class C...................................................      69,571
Accounting and Administrative Expenses......................      34,734
Transfer Agent Fees.........................................      30,670
Professional Fees...........................................      27,419
Registration Fees...........................................      23,172
Trustees' Fees and Related Expenses.........................      17,208
Custody.....................................................       7,706
Reports to Shareholders.....................................       4,110
Other.......................................................       8,782
                                                              ----------
    Total Expenses..........................................     609,944
    Investment Advisory Fee Reduction.......................      54,052
    Less Credits Earned on Cash Balances....................       1,239
                                                              ----------
    Net Expenses............................................     554,653
                                                              ----------
NET INVESTMENT INCOME.......................................  $1,890,183
                                                              ==========
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $   17,217
  Futures...................................................     (88,253)
                                                              ----------
Net Realized Loss...........................................     (71,036)
                                                              ----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   2,840,451
  End of the Period.........................................   2,620,894
                                                              ----------
Net Unrealized Depreciation During the Period...............    (219,557)
                                                              ----------
NET REALIZED AND UNREALIZED LOSS............................  $ (290,593)
                                                              ==========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $1,599,590
                                                              ==========

 18                                            See Notes to Financial Statements

VAN KAMPEN INTERMEDIATE TERM MUNICIPAL INCOME FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                            FOR THE              FOR THE
                                                        SIX MONTHS ENDED        YEAR ENDED
                                                         MARCH 31, 2007     SEPTEMBER 30, 2006
                                                        --------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income..................................   $  1,890,183         $  3,877,834
Net Realized Gain/Loss.................................        (71,036)             228,777
Net Unrealized Appreciation/Depreciation During the
  Period...............................................       (219,557)              45,442
                                                          ------------         ------------
Change in Net Assets from Operations...................      1,599,590            4,152,053
                                                          ------------         ------------

Distributions from Net Investment Income:
  Class A Shares.......................................     (1,360,109)          (2,855,993)
  Class B Shares.......................................       (236,027)            (553,231)
  Class C Shares.......................................       (189,665)            (430,486)
  Class I Shares.......................................        (17,682)             (22,966)
                                                          ------------         ------------
                                                            (1,803,483)          (3,862,676)
                                                          ------------         ------------

Distributions from Net Realized Gain:
  Class A Shares.......................................            -0-             (390,380)
  Class B Shares.......................................            -0-              (76,687)
  Class C Shares.......................................            -0-              (80,238)
  Class I Shares.......................................            -0-               (2,627)
                                                          ------------         ------------
                                                                   -0-             (549,932)
                                                          ------------         ------------
Total Distributions....................................     (1,803,483)          (4,412,608)
                                                          ------------         ------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES....       (203,893)            (260,555)
                                                          ------------         ------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold..............................     13,713,528           23,378,784
Net Asset Value of Shares Issued Through Dividend
  Reinvestment.........................................      1,331,966            3,272,076
Cost of Shares Repurchased.............................    (14,553,849)         (38,938,362)
                                                          ------------         ------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS.....        491,645          (12,287,502)
                                                          ------------         ------------
TOTAL INCREASE/DECREASE IN NET ASSETS..................        287,752          (12,548,057)
NET ASSETS:
Beginning of the Period................................    109,665,614          122,213,671
                                                          ------------         ------------
End of the Period (Including accumulated undistributed
  net investment income of $288,913 and $202,213,
  respectively)........................................   $109,953,366         $109,665,614
                                                          ============         ============

See Notes to Financial Statements                                             19

VAN KAMPEN INTERMEDIATE TERM MUNICIPAL INCOME FUND

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                    SIX MONTHS
                                      ENDED                 YEAR ENDED SEPTEMBER 30,
CLASS A SHARES                      MARCH 31,    ----------------------------------------------
                                       2007       2006      2005      2004      2003      2002
                                    -----------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD...........................   $10.68     $10.69    $10.72    $10.76    $10.86    $10.42
                                      ------     ------    ------    ------    ------    ------
  Net Investment Income............      .19(a)     .37(a)    .36       .37       .38       .42
  Net Realized and Unrealized
    Gain/Loss......................     (.03)       .04      (.01)      .04      (.03)      .44
                                      ------     ------    ------    ------    ------    ------
Total from Investment Operations...      .16        .41       .35       .41       .35       .86
                                      ------     ------    ------    ------    ------    ------
Less:
  Distributions from Net Investment
    Income.........................      .18        .37       .37       .37       .40       .42
  Distributions from Net Realized
    Gain...........................      -0-        .05       .01       .08       .05       -0-
                                      ------     ------    ------    ------    ------    ------
Total Distributions................      .18        .42       .38       .45       .45       .42
                                      ------     ------    ------    ------    ------    ------
NET ASSET VALUE, END OF THE
  PERIOD...........................   $10.66     $10.68    $10.69    $10.72    $10.76    $10.86
                                      ======     ======    ======    ======    ======    ======

Total Return* (b)..................    1.53%**    3.91%     3.31%     3.84%     3.33%     8.48%
Net Assets at End of the Period (In
  millions)........................   $ 82.0     $ 79.4    $ 88.2    $ 76.5    $ 70.1    $ 53.5
Ratio of Expenses to Average Net
  Assets*..........................     .93%       .99%      .99%      .93%      .84%      .85%
Ratio of Net Investment Income to
  Average Net Assets*..............    3.59%      3.46%     3.32%     3.50%     3.55%     4.08%
Portfolio Turnover.................       4%**      21%       34%       60%       35%       75%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net
     Assets........................    1.03%      1.09%     1.09%     1.03%     1.04%     1.14%
   Ratio of Net Investment Income
     to Average Net Assets.........    3.49%      3.36%     3.22%     3.40%     3.35%     3.79%

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 4.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

 20                                            See Notes to Financial Statements

VAN KAMPEN INTERMEDIATE TERM MUNICIPAL INCOME FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                   SIX MONTHS
                                     ENDED                       YEAR ENDED SEPTEMBER 30,
CLASS B SHARES                     MARCH 31,    ----------------------------------------------------------
                                      2007        2006         2005         2004         2003        2002
                                   -----------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD..........................   $10.82      $10.82       $10.75       $10.78       $10.84      $10.41
                                     ------      ------       ------       ------       ------      ------
  Net Investment Income...........      .19(a)      .39(a)       .40          .30          .32         .35
  Net Realized and Unrealized
    Gain/Loss.....................     (.03)        .04         (.03)         .04         (.01)        .42
                                     ------      ------       ------       ------       ------      ------
Total from Investment
  Operations......................      .16         .43          .37          .34          .31         .77
                                     ------      ------       ------       ------       ------      ------
Less:
  Distributions from Net
    Investment Income.............      .18         .38          .29          .29          .32         .34
  Distributions from Net Realized
    Gain..........................      -0-         .05          .01          .08          .05         -0-
                                     ------      ------       ------       ------       ------      ------
Total Distributions...............      .18         .43          .30          .37          .37         .34
                                     ------      ------       ------       ------       ------      ------
NET ASSET VALUE, END OF THE
  PERIOD..........................   $10.80      $10.82       $10.82       $10.75       $10.78      $10.84
                                     ======      ======       ======       ======       ======      ======

Total Return* (b).................    1.52%(d)**   4.13%(d)    3.47%(d)     3.15%(d)     2.96%(c)    7.61%
Net Assets at End of the Period
  (In millions)...................   $ 12.9      $ 14.6       $ 16.9       $ 20.3       $ 23.9      $ 17.1
Ratio of Expenses to Average Net
  Assets*.........................     .94%(d)     .78%(d)      .82%(d)     1.67%(d)     1.59%       1.60%
Ratio of Net Investment Income to
  Average Net Assets*.............    3.59%(d)    3.67%(d)     3.51%(d)     2.76%(d)     3.08%(c)    3.34%
Portfolio Turnover................       4%**       21%          34%          60%          35%         75%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average
     Net Assets...................    1.04%(d)     .88%(d)      .92%(d)     1.77%(d)     1.79%       1.89%
   Ratio of Net Investment Income
     to Average Net Assets........    3.49%(d)    3.57%(d)     3.41%(d)     2.66%(d)     2.88%(c)    3.05%

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 4%, charged on certain redemptions made within the first and second year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) Certain non-recurring payments were made to Class B Shares, resulting in an increase to the Ratio of Net Investment Income to Average Net Assets and Total Return of .28%.

(d) The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income to Average Net Assets reflect actual 12b-1 fees of less than 1% (See footnote 7).

See Notes to Financial Statements                                             21

VAN KAMPEN INTERMEDIATE TERM MUNICIPAL INCOME FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                   SIX MONTHS
                                     ENDED                 YEAR ENDED SEPTEMBER 30,
CLASS C SHARES                     MARCH 31,    ----------------------------------------------
                                      2007       2006      2005      2004      2003      2002
                                   -----------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD..........................   $10.66     $10.68    $10.70    $10.73    $10.82    $10.40
                                     ------     ------    ------    ------    ------    ------
  Net Investment Income...........      .15(a)     .29(a)    .29       .30       .30       .34
  Net Realized and Unrealized
    Gain/Loss.....................     (.03)       .03      (.01)      .04      (.02)      .42
                                     ------     ------    ------    ------    ------    ------
Total from Investment
  Operations......................      .12        .32       .28       .34       .28       .76
                                     ------     ------    ------    ------    ------    ------
Less:
  Distributions from Net
    Investment Income.............      .14        .29       .29       .29       .32       .34
  Distributions from Net Realized
    Gain..........................      -0-        .05       .01       .08       .05       -0-
                                     ------     ------    ------    ------    ------    ------
Total Distributions...............      .14        .34       .30       .37       .37       .34
                                     ------     ------    ------    ------    ------    ------
NET ASSET VALUE, END OF THE
  PERIOD..........................   $10.64     $10.66    $10.68    $10.70    $10.73    $10.82
                                     ======     ======    ======    ======    ======    ======

Total Return* (b).................    1.16%(d)**  3.04%    2.64%(d)  3.17%(d)  2.69%(c)  7.52%
Net Assets at End of the Period
  (In millions)...................   $ 14.0     $ 14.7    $ 16.5    $ 18.1    $ 21.4    $ 13.2
Ratio of Expenses to Average Net
  Assets*.........................    1.67%(d)   1.74%     1.64%(d)  1.66%(d)  1.59%     1.60%
Ratio of Net Investment Income to
  Average Net Assets*.............    2.85%(d)   2.71%     2.69%(d)  2.77%(d)  2.84%(c)  3.33%
Portfolio Turnover................       4%**      21%       34%       60%       35%       75%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average
     Net Assets...................    1.77%(d)   1.84%     1.74%(d)  1.76%(d)  1.79%     1.89%
   Ratio of Net Investment Income
     to Average Net Assets........    2.75%(d)   2.61%     2.59%(d)  2.67%(d)  2.64%(c)  3.04%

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) Certain non-recurring payments were made to Class C Shares, resulting in an increase to the Ratio of Net Investment Income to Average Net Assets and Total Return of .06%.

(d) The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income to Average Net Assets reflect actual 12b-1 fees of less than 1% (See footnote 7).

 22                                            See Notes to Financial Statements

VAN KAMPEN INTERMEDIATE TERM MUNICIPAL INCOME FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                              AUGUST 12, 2005
                                               SIX MONTHS                     (COMMENCEMENT OF
                                                 ENDED        YEAR ENDED       OPERATIONS) TO
                                               MARCH 31,     SEPTEMBER 30,     SEPTEMBER 30,
CLASS I SHARES                                    2007           2006               2005
                                               -----------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD......   $10.67         $10.69             $10.70
                                                 ------         ------             ------
  Net Investment Income.......................      .20(a)         .39(a)             .05
  Net Realized and Unrealized Gain/Loss.......     (.02)           .03               (.01)
                                                 ------         ------             ------
Total from Investment Operations..............      .18            .42                .04
                                                 ------         ------             ------
Less:
  Distributions from Net Investment Income....      .20            .39                .05
  Distributions from Net Realized Gain........      -0-            .05                -0-
                                                 ------         ------             ------
Total Distributions...........................      .20            .44                .05
                                                 ------         ------             ------
NET ASSET VALUE, END OF THE PERIOD............   $10.65         $10.67             $10.69
                                                 ======         ======             ======

Total Return* (b).............................    1.66%**        4.08%              0.38%**
Net Assets at End of the Period (In
  millions)...................................   $  1.1         $   .9             $   .6
Ratio of Expenses to Average Net Assets*......     .69%           .72%               .77%
Ratio of Net Investment Income to Average Net
  Assets*.....................................    3.85%          3.73%              3.59%
Portfolio Turnover............................       4%**          21%                34%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets....     .79%           .82%               .87%
   Ratio of Net Investment Income to Average
     Net Assets...............................    3.75%          3.63%              3.49%

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements                                             23

VAN KAMPEN INTERMEDIATE TERM MUNICIPAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2007 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Intermediate Term Municipal Income Fund (the "Fund") is organized as a series of the Van Kampen Tax Free Trust, a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to provide investors with a high level of current income exempt from federal income tax, consistent with preservation of capital. The Fund commenced investment operations on May 28, 1993. The Fund offers Class A Shares, Class B Shares, Class C Shares and Class I Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class specific expenses and voting rights on matters affecting a single class.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Municipal bonds are valued by independent pricing services or dealers using the mean of the bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services are valued at fair value using procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. Legal expenditures that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. The Fund may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. Purchasing securities on this basis involves a risk that the market value at the time of delivery may be lower than the agreed upon purchase price resulting in an unrealized loss. The Fund will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At March 31, 2007, the Fund has no when-issued or delayed delivery purchase commitments.

C. INCOME AND EXPENSES Interest income is recorded on an accrual basis. Bond premium is amortized and discount is accreted over the expected life of each applicable security. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

VAN KAMPEN INTERMEDIATE TERM MUNICIPAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2007 (UNAUDITED) continued

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, if any, to its shareholders. Therefore, no provision for federal income taxes is required.

    At March 31, 2007, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes........................    $105,833,996
                                                                ============
Gross tax unrealized appreciation...........................    $  2,654,939
Gross tax unrealized depreciation...........................         (17,075)
                                                                ------------
Net tax unrealized appreciation on investments..............    $  2,637,864
                                                                ============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares daily and pays monthly dividends from net investment income. Net realized gains, if any, are distributed at least annually. Distributions from net realized gains for book purposes may include short term capital gains and gains on futures transactions. All short-term capital gains and a portion of futures gains are included in ordinary income for tax purposes.

    The tax character of distributions paid during the year ended September 30, 2006 was as follows:

Distributions paid from:
  Ordinary income...........................................    $  467,011
  Tax-exempt income.........................................     3,880,983
  Long-term capital gain....................................        84,585
                                                                ----------
                                                                $4,432,579
                                                                ==========

    As of September 30, 2006, the components of distributable earnings on a tax basis was as follows:

Undistributed tax-exempt income.............................    $459,602

F. EXPENSE REDUCTIONS During the six months ended March 31, 2007, the Fund's custody fee was reduced by $1,239 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, Van Kampen Asset Management (the "Adviser") will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                        % PER ANNUM
First $500 million..........................................       .50%
Over $500 million...........................................       .45%

    For the six months ended March 31, 2007, the Adviser waived $54,052 of its investment advisory fee. This represents .10% of the Fund's average daily net assets for the period. This waiver is voluntary in nature and can be discontinued at the Adviser's discretion.

VAN KAMPEN INTERMEDIATE TERM MUNICIPAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2007 (UNAUDITED) continued

    For the six months ended March 31, 2007, the Fund recognized expenses of approximately $800 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide services as legal counsel to the Fund.

    Under separate Legal Services, Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the six months ended March 31, 2007, the Fund recognized expenses of approximately $24,200 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Fund, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of "Professional Fees" on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended March 31, 2007, the Fund recognized expenses of approximately $26,200 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $126,658 are included in "Other" assets on the Statement of Assets and Liabilities at March 31, 2007. Appreciation/ depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the six months ended March 31, 2007, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund's Class A Shares of approximately $10,000 and contingent deferred sales charge (CDSC) on redeemed shares of approximately $8,800. Sales charges do not represent expenses of the Fund.

VAN KAMPEN INTERMEDIATE TERM MUNICIPAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2007 (UNAUDITED) continued

3. CAPITAL TRANSACTIONS

For the six months ended March 31, 2007 and the year ended September 30, 2006, transactions were as follows:

                                               FOR THE                       FOR THE
                                           SIX MONTHS ENDED                 YEAR ENDED
                                            MARCH 31, 2007              SEPTEMBER 30, 2006
                                      --------------------------    --------------------------
                                        SHARES         VALUE          SHARES         VALUE
Sales:
  Class A...........................   1,079,715    $ 11,535,275     1,797,066    $ 19,041,928
  Class B...........................      41,352         447,684       122,999       1,315,764
  Class C...........................     142,512       1,519,501       243,523       2,575,766
  Class I...........................      19,796         211,068        42,334         445,326
                                      ----------    ------------    ----------    ------------
Total Sales.........................   1,283,375    $ 13,713,528     2,205,922    $ 23,378,784
                                      ==========    ============    ==========    ============
Dividend Reinvestment:
  Class A...........................      99,948    $  1,067,753       242,302    $  2,565,280
  Class B...........................      12,604         136,405        35,247         377,806
  Class C...........................      10,326         110,126        28,688         303,396
  Class I...........................       1,656          17,682         2,418          25,594
                                      ----------    ------------    ----------    ------------
Total Dividend Reinvestment.........     124,534    $  1,331,966       308,655    $  3,272,076
                                      ==========    ============    ==========    ============
Repurchases:
  Class A...........................    (921,591)   $ (9,843,580)   (2,853,781)   $(30,222,471)
  Class B...........................    (212,869)     (2,302,647)     (367,467)     (3,939,234)
  Class C...........................    (220,868)     (2,353,012)     (436,595)     (4,611,782)
  Class I...........................      (5,112)        (54,610)      (15,578)       (164,875)
                                      ----------    ------------    ----------    ------------
Total Repurchases...................  (1,360,440)   $(14,553,849)   (3,673,421)   $(38,938,362)
                                      ==========    ============    ==========    ============

4. REDEMPTION FEE

The Fund assesses a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sale or exchange) within seven days of purchase. The redemption fee is paid directly to the Fund. For the six months ended March 31, 2007, the Fund did not receive any redemption fees.

5. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $4,047,195 and $4,581,268, respectively.

6. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    The Fund may use derivative instruments for a variety of reasons, such as to attempt to protect the Fund against possible changes in the market value of its portfolio, to manage the portfolio's effective yield, maturity and duration, or to generate potential gain. All of the Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation. Upon

VAN KAMPEN INTERMEDIATE TERM MUNICIPAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2007 (UNAUDITED) continued

disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

    During the period, the Fund invested in futures contracts, a type of derivative. A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Fund generally invests in exchange traded futures contracts on U.S. Treasury Securities and typically closes the contract prior to delivery date. These contracts are generally used to manage the Fund's effective maturity and duration. Upon entering into futures contracts, the Fund maintains, an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to rules and regulations promulgated under the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

    Transactions in futures contracts for the six months ended March 31, 2007 were as follows:

                                                                CONTRACTS
Outstanding at September 30, 2006...........................        45
Futures Opened..............................................        83
Futures Closed..............................................      (128)
                                                                  ----
Outstanding at March 31, 2007...............................         0
                                                                  ====

7. DISTRIBUTION AND SERVICE PLANS

Shares of the Fund are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans") for Class A Shares, Class B Shares and Class C Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets. These fees are accrued daily and paid to the Distributor monthly.

    The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed receivable") was approximately $0 and $0 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

8. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN INTERMEDIATE TERM MUNICIPAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2007 (UNAUDITED) continued

9. ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes--an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in the fund NAV calculations as late as the fund's last NAV calculation in the first required financial statement period. As a result, the Fund will incorporate FIN 48 in its semi annual report on March 31, 2008. The impact to the Fund's financial statements, if any, is currently being assessed.

    In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

VAN KAMPEN INTERMEDIATE TERM MUNICIPAL INCOME FUND

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

DENNIS SHEA
Vice President

J. DAVID GERMANY
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

JAMES W. GARRETT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

  Van Kampen Intermediate Term Municipal Income Fund

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen Intermediate Term Municipal Income Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

                                                           (continued on back)

  Van Kampen Intermediate Term Municipal Income Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                         Van Kampen Funds Inc.
                                               1 Parkview Plaza, P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555
                                                             www.vankampen.com

                                       Copyright (C)2007 Van Kampen Funds Inc.
                                        All rights reserved. Member NASD/SIPC.

                                                            138, 338, 538, 638
                                                                   INFSAR 5/07
    (VAN KAMPEN INVESTMENTS LOGO)                           IU07-00919P-Y03/07

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen New York Tax Free Income Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of March 31, 2007.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A CLASS A, B, AND C SHARE PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. TO OBTAIN AN ADDITIONAL PROSPECTUS, CONTACT YOUR FINANCIAL ADVISOR OR DOWNLOAD ONE AT VANKAMPEN.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

       INCOME MAY SUBJECT CERTAIN INDIVIDUALS TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT).

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 3/31/07

                               A SHARES                B SHARES                C SHARES
                            since 7/29/94           since 7/29/94           since 7/29/94
---------------------------------------------------------------------------------------------
                                       W/MAX                   W/MAX                   W/MAX
                                       4.75%                   4.00%                   1.00%
AVERAGE ANNUAL           W/O SALES     SALES     W/O SALES     SALES     W/O SALES     SALES
TOTAL RETURNS             CHARGES     CHARGES     CHARGES     CHARGES     CHARGES     CHARGES

Since Inception            6.23%       5.82%       5.74%       5.74%       5.62%       5.62%

10-year                    6.01        5.50        5.38        5.38        5.23        5.23

5-year                     5.90        4.87        5.10        4.85        5.11        5.11

1-year                     5.53        0.52        4.76        0.76        4.86        3.86

6-month                    1.91       -2.92        1.53       -2.45        1.62        0.62
---------------------------------------------------------------------------------------------

30-Day SEC Subsidized
Yield                           3.62%                   3.05%                   3.05%
---------------------------------------------------------------------------------------------

30-Day SEC Yield                3.38%                   2.80%                   2.80%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 4.75 percent for Class A shares, a contingent deferred sales charge of 4.00 percent for Class B shares (in year one and declining to zero after year six), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. The since inception and 10-year returns for Class B shares reflect its conversion into Class A shares eight years after purchase. The since inception returns for Class C shares reflects the conversion of Class C shares into Class A shares ten years after purchase. Figures shown above assume reinvestment of all dividends and capital gains. The fund's adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements the fund's returns would have been lower. SEC yield is a calculation for determining the amount of portfolio income, excluding non-income items as prescribed by the SEC. The unsubsidized SEC yields reflect some or all of the expenses that the adviser had voluntarily waived. Yields are subject to change.

The Lehman Brothers Municipal Bond Index is generally representative of investment-grade, tax-exempt bonds. The Lehman Brothers NY Municipal Bond Index tracks the performance of NY issued municipal bonds rated at least Baa or BBB by Moody's Investors Service, Inc. or Standard & Poor's Corporation, respectively and with maturities of 2 years or greater. Indexes do not include any expenses, fees or sales charges, which would lower performance. Indexes are unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

Fund Report

FOR THE SIX-MONTH PERIOD ENDED MARCH 31, 2007

MARKET CONDITIONS

The overall environment for municipal bonds was favorable during the reporting period, but mixed economic indicators and concerns about the residential housing sector led to increased market uncertainty and volatility. In the initial months of the period, the pace of economic growth appeared to be slowing but in December the outlook for the economy turned positive following a slate of stronger-than-expected economic releases. The improved economic picture pushed bond yields higher and effectively reversed the run-up in prices that had begun in July on concern over the weak housing market's potential drag on the economy. Bonds continued to sell off until February when the sub-prime mortgage market showed signs of deterioration, causing a sell-off in equities and a flight-to-quality bond market rally. In March the rally ended as strong employment reports and upward movement in inflationary pressures sparked selling in an overbought Treasury market. At month end, however, the short end of the bond market rebounded strongly following news that the Federal Open Market Committee (the "Fed") had dropped its bias toward higher rates. This came as somewhat of a surprise, given the fact that core inflation readings still remained elevated.

Municipal bond yields followed the general movement of the Treasury market. However, the 30-year AAA municipal bond yield reached lows not seen in decades, declining to 4.00 percent in the first half of the reporting period before reversing course and ending the period at 4.15 percent. Yields on the short end of the curve generally rose throughout the course of the period. As a result, the short end of the municipal curve posted the lowest returns while the long end outperformed other portions of the curve by as much as 100 basis points. The slope of the municipal curve remained relatively flat and as such, the yield differential between long maturity and short maturity issues was quite small.

New issue supply rose dramatically during the period, increasing by 35 percent versus the same six-month period a year ago, as relatively low interest rates spurred municipalities to refinance their debt. Demand for municipal bonds was robust as well, particularly for high-yield securities as investors proved increasingly willing to take on more risk in return for relatively higher yields. The strong demand caused credit spreads, which were already near historically tight levels, to further narrow. As a result, the lower-quality, higher yielding segment of the market considerably outperformed, returning 185 basis points more than the investment-grade segment for the overall period.

Municipal bond issuance by the State of New York continued to be high; the state was the country's second largest issuer during the period. As was the case for the municipal market overall, the large supply of bonds and the low interest-rate environment led to a high amount of refundings, wherein new bonds are issued to repay an outstanding bond issue prior to its stated maturity.
 2

New York's economy is largely driven by the financial world, which continued to have strong earnings. As such, the credit outlook for the state remains positive.

PERFORMANCE ANALYSIS

Van Kampen New York Tax Free Income Fund Class A shares, unadjusted for sales charges, outperformed the Lehman Brothers New York Municipal Bond Index, Class B and C shares underperformed the Lehman Brothers New York Municipal Bond Index, and all share classes underperformed the Lehman Brothers Municipal Bond Index for the six months ended March 31, 2007, assuming no deduction of applicable sales charges.

TOTAL RETURN FOR THE SIX-MONTH PERIOD ENDED MARCH 31, 2007

---------------------------------------------------------------------------
                                    LEHMAN BROTHERS   LEHMAN BROTHERS
                                     NY MUNICIPAL        MUNICIPAL
      CLASS A   CLASS B   CLASS C     BOND INDEX        BOND INDEX

       1.91%     1.53%     1.62%         1.88%             1.93%
---------------------------------------------------------------------------

The performance for the three share classes varies because each has different expenses. The fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definitions.

A variety of strategies drove the fund's performance during the course of the period. One of the biggest contributors to returns was the fund's focus on the higher-yielding sector of the market, which considerably outperformed the higher-quality sector. In particular, the portfolio had a higher allocation to BBB and lower-rated bonds relative to the Lehman Brothers New York Municipal Bond Index and an underweight relative to the same index in AAA rated bonds. We added selectively to these high-yield holdings during the period, using the proceeds from the sale of various bonds that were prerefunded. These purchases were primarily in the health care sector, which performed well for the overall period. A relative overweight and strong security selection within the sector were also additive to returns.

Another key driver of performance was our focus on the long end of the yield curve, where we favored bonds with maturities of 25 years or more. Given the relatively flat shape of the curve throughout the period, we invested in the very long end in order to capture more attractive yields, which proved beneficial to performance as this part of the curve outperformed.

The fund's holdings in higher education bonds also contributed to returns as did holdings in tobacco revenue bonds. Although the performance of the tobacco sector waned in the first quarter of the year, its performance for the overall period was quite strong. The tobacco bonds in the portfolio are newer than those in the Lehman Brothers New York Municipal Bond Index and as such, the fund did not benefit as much from the significant amount of prerefundings that occurred in the sector. However, the fund's overweight relative to the Lehman Brothers New York Municipal Bond Index in these bonds helped to compensate. Additionally, strong security selection in transportation helped the fund's comparatively lower allocation to the sector keep pace with that of the Lehman New York Municipal Bond Index.

In light of the recent change in the Fed's monetary policy bias, we lengthened the portfolio's duration (a measure of interest-rate sensitivity) to a neutral stance during the period in order to be better positioned to take advantage of potential price appreciation should the Fed decide to cut interest rates. As of the end of the reporting period, the fund's sector exposure was relatively unchanged from six months earlier, with education, health care, and general purpose bonds representing the fund's largest sector weightings.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the fund in the future.

RATINGS ALLOCATIONS AS OF 3/31/07
AAA/Aaa                                                          32.4%
AA/Aa                                                            29.9
A/A                                                              11.2
BBB/Baa                                                          15.2
BB/Ba                                                             4.4
B/B                                                               1.6
Non-Rated                                                         5.3

TOP FIVE SECTORS AS OF 3/31/07
Hospital                                                         16.4%
General Purpose                                                  14.9
Higher Education                                                  7.8
Master Tobacco Settlement                                         7.6
Student Housing                                                   7.0

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. Ratings allocations are as a percentage of total investments. Top 5 sectors percentages are as a percentage of long-term investments. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. Ratings allocations based upon ratings as issued by Standard & Poor's and Moody's, respectively.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class B and Class C Shares; and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 10/1/06 - 3/31/07.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect and transactional costs, such as sales charges (loads) or contingent deferred sales charges or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your cost would have been higher.

                                                 BEGINNING         ENDING         EXPENSES PAID
                                               ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                               -------------------------------------------------
                                                  10/1/06          3/31/07       10/1/06-3/31/07
Class A
  Actual.....................................    $1,000.00        $1,019.09           $4.48
  Hypothetical...............................     1,000.00         1,020.49            4.48
  (5% annual return before expenses)
Class B
  Actual.....................................     1,000.00         1,015.34            8.24
  Hypothetical...............................     1,000.00         1,016.75            8.25
  (5% annual return before expenses)
Class C
  Actual.....................................     1,000.00         1,016.15            8.14
  Hypothetical...............................     1,000.00         1,016.85            8.15
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 0.89%, 1.64%, and 1.62% for Class A, B, and C Shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). These expense ratios reflect an expense waiver.

Assumes all dividends and distributions were reinvested.

The following table shows what expenses a shareholder would have paid, excluding interest and residual trust expenses.

                                                 BEGINNING         ENDING         EXPENSES PAID
                                               ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                               -------------------------------------------------
                                                  10/1/06          3/31/07       10/1/06-3/31/07
Class A
  Actual.....................................    $1,000.00        $1,019.09           $3.57
  Hypothetical...............................     1,000.00         1,021.39            3.58
  (5% annual return before expenses)
Class B
  Actual.....................................     1,000.00         1,015.34            7.34
  Hypothetical...............................     1,000.00         1,017.65            7.34
  (5% annual return before expenses)
Class C
  Actual.....................................     1,000.00         1,016.15            7.24
  Hypothetical...............................     1,000.00         1,017.75            7.24
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 0.71%, 1.46% and 1.44% for Class A, B and C Shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). These expense ratios reflect an expense waiver.

Assumes all dividends and distributions were reinvested.

VAN KAMPEN NEW YORK TAX FREE INCOME FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
-------------------------------------------------------------------------------------------
          MUNICIPAL BONDS  101.0%
          NEW YORK  100.1%
$1,290    Albany Cnty, NY Indl Dev Agy Indl Dev Rev Albany
          College of Pharmacy Ser A....................... 5.625%   12/01/34   $  1,377,127
   500    Amherst NY Indl Dev Agy Civic Beechwood Hlthcare
          Ctr Inc......................................... 5.200    01/01/40        506,990
   330    Bethlehem, NY Indl Dev Agy Sr Hsg Rev Van Allen
          Proj Ser A (Prerefunded @ 06/01/09)............. 6.875    06/01/39        358,370
   400    Dutchess Cnty NY Indl Dev Agy Elant Fishkill Inc
          Ser A........................................... 5.250    01/01/37        404,320
   500    East Rochester, NY Hsg Auth Rev Ref Sr Living
          Woodland Vlg Proj Rfdg.......................... 5.500    08/01/33        515,500
 1,250    Erie Cnty, NY Indl Dev Agy Sch Fac Rev City of
          Buffalo Proj (FSA Insd)......................... 5.750    05/01/21      1,367,462
 1,250    Erie Cnty, NY Indl Dev Agy Sch Fac Rev City of
          Buffalo Proj (FSA Insd)......................... 5.750    05/01/22      1,364,737
 1,000    Erie Cnty, NY Tob Asset Sec Corp Ser A.......... 5.000    06/01/45      1,009,350
 1,530    Hempstead Town, NY Indl Dev Adelphi Univ Civic
          Fac............................................. 5.000    10/01/35      1,599,508
 1,250    Hempstead Town, NY Indl Dev Adelphi Univ Civic
          Fac............................................. 5.750    06/01/22      1,358,162
 1,290    Islip, NY Res Recovery Agy Res 1985 Fac Ser E
          (FSA Insd) (AMT)................................ 5.750    07/01/22      1,425,901
 1,000    Livingston Cnty, NY Indl Dev Agy Civic Fac Rev
          Nicholas H Noyes Mem Hosp....................... 6.000    07/01/30      1,035,660
 1,500    Long Island Pwr Auth NY Elec Sys Rev Gen Ser
          B............................................... 5.000    12/01/35      1,577,040
 1,500    Long Island Pwr Auth NY Elec Sys Rev Gen Ser C
          (Prerefunded @ 09/01/13)........................ 5.500    09/01/19      1,657,935
 2,500    Metropolitan Trans Auth NY Dedicated Tax Fd Ser
          B (MBIA Insd)................................... 4.500    11/15/36      2,497,850
 1,500    Metropolitan Trans Auth NY Rev Ser A............ 5.000    11/15/23      1,595,970
 1,000    Metropolitan Trans Auth NY Rev Rfdg Ser A (AMBAC
          Insd)........................................... 5.500    11/15/19      1,090,340
 1,000    Metropolitan Trans Auth NY Svc Contract Rfdg Ser
          A............................................... 5.125    01/01/29      1,051,310
 1,000    Monroe Cnty, NY Indl Dev Agy Nazareth College
          Rochester Proj (MBIA Insd)...................... 5.250    10/01/21      1,072,440
 1,320    Montgomery Cnty, NY Indl Dev Agy Lease Rev HFM
          Boces Ser A (XLCA Insd)......................... 5.000    07/01/34      1,381,156
 2,425    New York City Fiscal 2003 Ser I................. 5.750    03/01/15      2,657,339
 1,500    New York City Hlth & Hosp Corp Rev Hlth Sys Ser
          A (FSA Insd).................................... 5.500    02/15/18      1,621,095
 1,000    New York City Hlth & Hosp Corp Rev Hlth Sys Ser
          A (FSA Insd).................................... 5.500    02/15/19      1,080,730
 1,000    New York City Hsg Dev Corp Multi-Family Hsg Rev
          Ser J1.......................................... 4.850    05/01/36      1,022,160

 10                                            See Notes to Financial Statements

VAN KAMPEN NEW YORK TAX FREE INCOME FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
-------------------------------------------------------------------------------------------
          NEW YORK (CONTINUED)
$2,500    New York City Hsg Dev Corp Multi-Family Hsg Rev
          Ser L (AMT)..................................... 5.050%   11/01/39   $  2,543,450
 1,000    New York City Hsg Dev Corp Ser A (AMT).......... 5.500    11/01/34      1,033,720
   455    New York City Indl Dev Agy Civic Fac Rev Cmnty
          Res Developmentally Disabled.................... 7.500    08/01/26        464,869
   500    New York City Indl Dev Agy Civic Fac Rev College
          of New Rochelle Proj............................ 5.750    09/01/17        513,140
 1,245    New York City Indl Dev Agy Civic Fac Rev Ctr for
          Nursing Ser B................................... 5.375    08/01/27      1,268,145
   500    New York City Indl Dev Agy Civic Fac Rev YMCA
          Greater NY Proj................................. 6.000    08/01/07        503,580
 1,405    New York City Indl Dev Agy Fac Rev Royal
          Charter-NY Presbyterian (FSA Insd).............. 5.375    12/15/16      1,531,309
   500    New York City Indl Dev Agy Rev Liberty 7 World
          Trade Ctr Ser A................................. 6.250    03/01/15        530,960
   500    New York City Indl Dev Agy Rev Liberty 7 World
          Trade Ctr Ser A................................. 6.500    03/01/35        532,275
 1,125    New York City Indl Dev Agy Rev Liberty
          Iac/Interactive Corp............................ 5.000    09/01/35      1,164,499
   500    New York City Indl Dev Agy Spl Fac Rev Amern
          Airl JFK Intl Arpt (AMT)........................ 7.750    08/01/31        607,025
 1,500    New York City Indl Dev Agy Spl Fac Rev JetBlue
          Airways Corp Proj (AMT)......................... 5.125    05/15/30      1,494,075
 2,000    New York City Indl Dev Agy Spl Fac Rev Term One
          Group Assn Proj (AMT) (a)....................... 5.500    01/01/19      2,170,475
 1,400    New York City Muni Wtr Fin Auth Wtr & Swr Sys
          Rev Ser B....................................... 5.000    06/15/36      1,466,906
   500    New York City Muni Wtr Fin Ser B................ 6.000    06/15/33        538,195
 2,500    New York City Ser A............................. 5.500    08/01/20      2,710,100
 2,500    New York City Ser G............................. 5.000    08/01/24      2,643,400
 2,390    New York City Ser G............................. 5.000    12/01/28      2,503,740
 1,500    New York City Ser J............................. 5.000    03/01/24      1,578,540
 1,000    New York City Transitional Cultural Res Rev
          Amern Museum Nat History Ser A (MBIA Insd)...... 5.000    07/01/44      1,045,180
   515    New York City Transitional Future Tax Secd Ser B
          (Prerefunded @ 02/01/11)........................ 5.500    02/01/15        554,135
 1,025    New York City Transitional Future Tax Secd Ser
          B............................................... 5.500    02/01/15      1,096,986
 1,335    New York City Transitional Future Tax Secd Ser C
          (AMBAC Insd).................................... 5.250    08/01/21      1,434,631
   165    New York City Transitional Future Tax Secd Ser C
          (AMBAC Insd) (Prerefunded @ 08/01/12)........... 5.250    08/01/21        177,977
 2,475    New York Cnty Tob Tr IV Settlement Pass Thru Ser
          A............................................... 5.000    06/01/45      2,498,141
   750    New York Liberty Dev Corp Rev Natl Sports Museum
          Proj Ser A (Acquired 08/07/06, Cost $750,000)
          (b)............................................. 6.125    02/15/19        790,642

See Notes to Financial Statements                                             11

VAN KAMPEN NEW YORK TAX FREE INCOME FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
-------------------------------------------------------------------------------------------
          NEW YORK (CONTINUED)
$1,500    New York St Dorm Auth Lease Rev Muni Hlth Fac
          Impt Pgm Ser 1 (FSA Insd)....................... 5.500%   01/15/14   $  1,600,620
 2,000    New York St Dorm Auth Rev Catholic Hlth L I
          Oblig Grp....................................... 5.000    07/01/27      2,059,280
 1,000    New York St Dorm Auth Rev City Univ Cons Third
          Ser 1 (FGIC Insd)............................... 5.250    07/01/25      1,038,350
 1,230    New York St Dorm Auth Rev City Univ Rfdg Ser D
          (FSA Insd)...................................... 5.750    07/01/12      1,310,713
   650    New York St Dorm Auth Rev City Univ Sys Cons Ser
          A............................................... 5.625    07/01/16        721,415
 1,000    New York St Dorm Auth Rev City Univ Sys Cons Ser
          B............................................... 6.000    07/01/14      1,092,900
 1,890    New York St Dorm Auth Rev Dept Ed (c)........... 5.250    07/01/21      2,031,807
 1,000    New York St Dorm Auth Rev Insd Brooklyn Law Sch
          Ser B (XLCA Insd)............................... 5.375    07/01/23      1,085,130
 1,040    New York St Dorm Auth Rev Insd NY St Rehab Assn
          Ser A (AMBAC Insd) (c).......................... 5.500    07/01/15      1,126,913
 1,200    New York St Dorm Auth Rev Miriam Osborn Mem Home
          Ser B (ACA Insd)................................ 6.375    07/01/29      1,306,932
 2,000    New York St Dorm Auth Rev Mtg Montefiore Hosp
          (FGIC Insd)..................................... 5.000    08/01/33      2,099,660
 1,000    New York St Dorm Auth Rev Non St Supported Debt
          L I Jewish (a).................................. 5.000    11/01/26      1,049,670
 1,000    New York St Dorm Auth Rev Non St Supported Debt
          L I Jewish (a).................................. 5.000    11/01/34      1,049,670
 2,000    New York St Dorm Auth Rev Non St Supported Debt
          Mt Sinai NYU Hlth Ser C......................... 5.500    07/01/26      2,031,880
 1,500    New York St Dorm Auth Rev Non St Supported Debt
          NYU Hosp Ctr Ser A.............................. 5.000    07/01/20      1,542,990
 3,000    New York St Dorm Auth Rev Non St Supported Debt
          NYU Hosp Ctr Ser A.............................. 5.000    07/01/36      3,072,330
 2,000    New York St Dorm Auth Rev Non St Supported Debt
          Providence Rest (ACA Insd)...................... 5.250    07/01/25      2,120,700
   750    New York St Dorm Auth Rev Nursing Home Menorah
          Campus (FHA Gtd)................................ 5.950    02/01/17        766,245
 1,000    New York St Dorm Auth Rev Secd Hosp North Gen
          Hosp Rfdg....................................... 5.750    02/15/18      1,096,530
 1,000    New York St Dorm Auth Rev St Univ Ed Fac 1989
          Res (MBIA Insd) (Prerefunded @ 05/15/10)........ 6.000    05/15/15      1,080,310
   415    New York St Dorm Auth Rev Supported Debt Mental
          Hlth Rfdg Svc Ser B (MBIA Insd)................. 5.250    08/15/31        436,464
   500    New York St Energy Resh & Dev Auth Gas Fac Rev
          Brooklyn Union Gas Ser B (AMT) (d).............. 9.868    07/01/26        529,150
 2,200    New York St Environmental Fac Corp St Clean Wtr
          & Drinking NYC Muni Wtr Fin Auth Sub Ser B...... 5.000    06/15/26      2,344,364

 12                                            See Notes to Financial Statements

VAN KAMPEN NEW YORK TAX FREE INCOME FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
-------------------------------------------------------------------------------------------
          NEW YORK (CONTINUED)
$1,000    New York St Environmental Fac Corp St Clean Wtr
          & Drinking Revolving Fd Pooled Fin Pgm Ser I.... 5.250%   09/15/19   $  1,076,730
 2,280    New York St Loc Govt Assistance Corp Rfdg Ser
          E............................................... 6.000    04/01/14      2,540,650
 1,990    New York St Mtg Agy Rev for Homeowner Mtg Ser
          130 (AMT)....................................... 4.800    10/01/37      1,996,428
   990    New York St Mtg Agy Rev Ser 101 (AMT)........... 5.400    04/01/32      1,017,868
   695    New York St Mtg Agy Rev Ser 82 (AMT) (c)........ 5.650    04/01/30        700,226
   500    New York St Urban Dev Corp Rev Correctional Fac
          Rfdg Ser A...................................... 5.500    01/01/14        534,835
   220    Oneida Cnty, NY Indl Dev Agy Civic Fac Saint
          Elizabeth Med Ser A............................. 5.875    12/01/29        225,203
 1,000    Rensselaer Cnty, NY Indl Dev Agy Indl Dev Rev
          Franciscan Heights LP Proj Ser A (AMT) (LOC: JP
          Morgan Chase Bank).............................. 5.375    12/01/36      1,064,160
 2,500    Rensselaer Cnty, NY Sch Dist Ctf Partn (XLCA
          Insd)........................................... 5.000    06/01/26      2,663,500
 1,000    Rockland Cnty, NY Solid Waste Ser B (AMBAC Isnd)
          (AMT)........................................... 5.000    12/15/23      1,045,100
   825    Suffolk Cnty, NY Indl Dev Agy Civic Fac Rev
          Family Svc League Suffolk Cnty (LOC: Fleet
          National Bank).................................. 5.000    11/01/34        861,853
    40    Syracuse, NY Hsg Auth Rev Sub Proj Loretto Rest
          Ser B........................................... 7.500    08/01/10         40,819
   250    Syracuse, NY Indl Dev Agy Rev First Mtg Jewish
          Home Ser A...................................... 7.375    03/01/21        268,345
 2,000    Tobacco Settlement Fin Corp NY Ser C-1.......... 5.500    06/01/22      2,161,900
   325    Triborough Brdg & Tunl Auth NY Rev Gen Purp Ser
          A............................................... 5.000    01/01/32        335,865
 2,000    Triborough Brdg & Tunl Auth NY Rev Gen Purp Ser
          A............................................... 5.250    01/01/18      2,131,620
 1,590    Tsasc, Inc. NY Ser 1............................ 5.000    06/01/34      1,607,490
 2,500    Tsasc, Inc. NY Ser 1............................ 5.125    06/01/42      2,548,575
 1,000    Ulster Cnty, NY Res Recovery Agy Solid Waste Sys
          Rev Rfdg (AMBAC Insd)........................... 5.250    03/01/18      1,067,070
   160    Upper Mohawk Vly Regl Wtr Fin Auth NY Wtr Sys
          Rev (AMBAC Insd)................................ 5.750    04/01/20        170,981
   840    Upper Mohawk Vly Regl Wtr Fin Auth NY Wtr Sys
          Rev (AMBAC Insd) (Prerefunded @ 04/01/10)....... 5.750    04/01/20        899,380
   310    Utica, NY Indl Dev Agy Civic Fac Rev Utica
          College Proj Ser A.............................. 5.750    08/01/28        321,427
 1,000    Warren & Washington Cnty, NY Indl Dev Agy Civic
          Fac Rev Glens Falls Hosp Proj Ser A (FSA
          Insd)........................................... 5.000    12/01/35      1,043,400
   500    Westchester Cnty, NY Indl Dev Agy Mtg Kendal on
          Hudson Proj Ser A............................... 6.375    01/01/24        536,280

See Notes to Financial Statements                                             13

VAN KAMPEN NEW YORK TAX FREE INCOME FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
-------------------------------------------------------------------------------------------
          NEW YORK (CONTINUED)
$2,000    Westchester Tob Asset Sec Corp NY............... 5.125%   06/01/45   $  2,032,820
 1,000    Yonkers, NY Indl Dev Agy Civic Fac Rev Cmnty Dev
          Ppty Yonkers Inc Ser A (Prerefunded @
          02/01/11)....................................... 6.625    02/01/26      1,107,610
                                                                               ------------
                                                                                126,618,705
                                                                               ------------
          U.S. VIRGIN ISLANDS  0.9%
 1,000    Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes
          Ln Nt Ser A..................................... 6.375    10/01/19      1,088,520
                                                                               ------------

TOTAL LONG-TERM INVESTMENTS  101.0%
  (Cost $122,730,197).......................................................    127,707,225
SHORT-TERM INVESTMENT  0.3%
  (Cost $405,000)...........................................................        405,000
                                                                               ------------

TOTAL INVESTMENTS  101.3%
  (Cost $123,135,197).......................................................    128,112,225
LIABILITY FOR FLOATING RATE NOTE OBLIGATIONS RELATED TO SECURITIES
HELD  (2.3%)
  (Cost ($3,000,000))
(3,000)   Notes with interest rates of 3.65% at March 31, 2007 and
          contractual maturities of collateral ranging from 2019 to 2034
          (e)...............................................................     (3,000,000)
                                                                               ------------

TOTAL NET INVESTMENTS  99.0%
  (Cost $120,135,197).......................................................    125,112,225
OTHER ASSETS IN EXCESS OF LIABILITIES  1.0%.................................      1,321,496
                                                                               ------------

NET ASSETS  100.0%..........................................................   $126,433,721
                                                                               ============

Percentages are calculated as a percentage of net assets.

(a) Underlying security related to Inverse Floaters entered into by the Fund.

(b) This Security is restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 0.6% of net assets.

(c) The Fund owns 100% of the outstanding bond issuance.

(d) Inverse Floating Rate

(e) Floating rate notes. The interest rates shown reflect the rates in effect at March 31, 2007.

 14                                            See Notes to Financial Statements

VAN KAMPEN NEW YORK TAX FREE INCOME FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED) continued

ACA--American Capital Access

AMBAC--AMBAC Indemnity Corp.

AMT--Alternative Minimum Tax

FGIC--Financial Guaranty Insurance Co.

FHA--Federal Housing Administration

FSA--Financial Security Assurance Inc.

LOC--Letter of Credit

MBIA--Municipal Bond Investors Assurance Corp.

XLCA--XL Capital Assurance Inc.

See Notes to Financial Statements                                             15

VAN KAMPEN NEW YORK TAX FREE INCOME FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
March 31, 2007 (Unaudited)

ASSETS:
Total Investments (Cost $123,135,197).......................  $128,112,225
Cash........................................................       110,846
Receivables:
  Interest..................................................     1,750,223
  Fund Shares Sold..........................................       205,077
  Investments Sold..........................................         5,000
Other.......................................................        96,815
                                                              ------------
    Total Assets............................................   130,280,186
                                                              ------------
LIABILITIES:
Payables:
  Floating Rate Note Obligations............................     3,000,000
  Fund Shares Repurchased...................................       428,998
  Income Distributions......................................       100,568
  Distributor and Affiliates................................        71,941
  Investment Advisory Fee...................................        23,653
Trustees' Deferred Compensation and Retirement Plans........       163,373
Accrued Expenses............................................        57,932
                                                              ------------
    Total Liabilities.......................................     3,846,465
                                                              ------------
NET ASSETS..................................................  $126,433,721
                                                              ============
NET ASSETS CONSIST OF:
Capital (Par value of $0.01 per share with an unlimited
  number of shares authorized)..............................  $121,018,244
Net Unrealized Appreciation.................................     4,977,028
Accumulated Undistributed Net Investment Income.............       359,974
Accumulated Net Realized Gain...............................        78,475
                                                              ------------
NET ASSETS..................................................  $126,433,721
                                                              ============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $82,106,883 and 4,993,760 shares of
    beneficial interest issued and outstanding).............  $      16.44
    Maximum sales charge (4.75%* of offering price).........          0.82
                                                              ------------
    Maximum offering price to public........................  $      17.26
                                                              ============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $26,057,265 and 1,588,806 shares of
    beneficial interest issued and outstanding).............  $      16.40
                                                              ============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $18,269,573 and 1,112,847 shares of
    beneficial interest issued and outstanding).............  $      16.42
                                                              ============

*   On sales of $100,000 or more, the sales charge will be reduced.

 16                                            See Notes to Financial Statements

VAN KAMPEN NEW YORK TAX FREE INCOME FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended March 31, 2007 (Unaudited)

INVESTMENT INCOME:
Interest....................................................  $3,036,953
                                                              ----------
EXPENSES:
Distribution (12b-1) and Service Fees
  Class A...................................................      96,280
  Class B...................................................     138,656
  Class C...................................................      86,651
Investment Advisory Fee.....................................     287,908
Interest and Residual Trust Expense.........................     108,379
Transfer Agent Fees.........................................      36,293
Accounting and Administrative Expenses......................      27,988
Reports to Shareholders.....................................      27,092
Professional Fees...........................................      23,868
Trustees' Fees and Related Expenses.........................      14,721
Custody.....................................................       7,522
Registration Fees...........................................       4,326
Other.......................................................       7,167
                                                              ----------
    Total Expenses..........................................     866,851
    Investment Advisory Fee Reduction.......................     153,142
    Less Credits Earned on Cash Balances....................       2,058
                                                              ----------
    Net Expenses............................................     711,651
                                                              ----------
NET INVESTMENT INCOME.......................................  $2,325,302
                                                              ==========
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $  118,214
  Futures...................................................      11,543
                                                              ----------
Net Realized Gain...........................................     129,757
                                                              ----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   5,155,008
  End of the Period.........................................   4,977,028
                                                              ----------
Net Unrealized Depreciation During the Period...............    (177,980)
                                                              ----------
NET REALIZED AND UNREALIZED LOSS............................  $  (48,223)
                                                              ==========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $2,277,079
                                                              ==========

See Notes to Financial Statements                                             17

VAN KAMPEN NEW YORK TAX FREE INCOME FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                             FOR THE             FOR THE
                                                         SIX MONTHS ENDED       YEAR ENDED
                                                          MARCH 31, 2007    SEPTEMBER 30, 2006
                                                         -------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income..................................    $  2,325,302        $  4,468,397
Net Realized Gain......................................         129,757             480,212
Net Unrealized Appreciation/Depreciation During the
  Period...............................................        (177,980)            308,177
                                                           ------------        ------------
Change in Net Assets from Operations...................       2,277,079           5,256,786
                                                           ------------        ------------

Distributions from Net Investment Income:
  Class A Shares.......................................      (1,584,142)         (2,816,473)
  Class B Shares.......................................        (467,106)         (1,008,247)
  Class C Shares.......................................        (302,791)           (572,354)
                                                           ------------        ------------
                                                             (2,354,039)         (4,397,074)
                                                           ------------        ------------

Distributions from Net Realized Gain:
  Class A Shares.......................................        (112,999)         (1,332,049)
  Class B Shares.......................................         (41,402)           (632,017)
  Class C Shares.......................................         (26,599)           (347,951)
                                                           ------------        ------------
                                                               (181,000)         (2,312,017)
                                                           ------------        ------------
Total Distributions....................................      (2,535,039)         (6,709,091)
                                                           ------------        ------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES....        (257,960)         (1,452,305)
                                                           ------------        ------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold..............................      15,311,149          21,951,233
Net Asset Value of Shares Issued Through Dividend
  Reinvestment.........................................       1,811,594           4,826,992
Cost of Shares Repurchased.............................     (10,272,603)        (25,286,714)
                                                           ------------        ------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS.....       6,850,140           1,491,511
                                                           ------------        ------------
TOTAL INCREASE IN NET ASSETS...........................       6,592,180              39,206
NET ASSETS:
Beginning of the Period................................     119,841,541         119,802,335
                                                           ------------        ------------
End of the Period (Including accumulated undistributed
  net investment income of $359,974 and $388,711,
  respectively)........................................    $126,433,721        $119,841,541
                                                           ============        ============

 18                                            See Notes to Financial Statements

VAN KAMPEN NEW YORK TAX FREE INCOME FUND

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                          SIX MONTHS
                                            ENDED               YEAR ENDED SEPTEMBER 30,
CLASS A SHARES                            MARCH 31,    ------------------------------------------
                                             2007       2006     2005     2004     2003     2002
                                          -------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD................................    $16.47     $16.67   $16.60   $16.40   $16.49   $15.76
                                            ------     ------   ------   ------   ------   ------
  Net Investment Income.................      0.33(a)    0.66(a)   0.64    0.65     0.69     0.74
  Net Realized and Unrealized
    Gain/Loss...........................       -0-(c)    0.11     0.06     0.17    (0.10)    0.73
                                            ------     ------   ------   ------   ------   ------
Total from Investment Operations........      0.33       0.77     0.70     0.82     0.59     1.47
                                            ------     ------   ------   ------   ------   ------
Less:
  Distributions from Net Investment
    Income..............................      0.34       0.65     0.63     0.62     0.68     0.74
  Distributions from Net Realized
    Gain................................      0.02       0.32      -0-      -0-      -0-      -0-
                                            ------     ------   ------   ------   ------   ------
Total Distributions.....................      0.36       0.97     0.63     0.62     0.68     0.74
                                            ------     ------   ------   ------   ------   ------
NET ASSET VALUE, END OF THE PERIOD......    $16.44     $16.47   $16.67   $16.60   $16.40   $16.49
                                            ======     ======   ======   ======   ======   ======

Total Return* (b).......................     1.91%**    4.96%    4.29%    5.13%    3.69%    9.63%
Net Assets at End of the Period
  (In millions).........................    $ 82.1     $ 73.8   $ 67.8   $ 62.2   $ 63.6   $ 47.5
Ratio of Expenses to Average Net
  Assets*...............................      .89%       .73%     .76%     .76%     .55%     .38%
Ratio of Net Investment Income to
  Average Net Assets*...................     4.07%      4.05%    3.87%    3.94%    4.19%    4.68%
Portfolio Turnover......................        6%**      30%      41%      15%      27%      43%
SUPPLEMENTAL RATIO:
Ratio of Expenses to Average Net Assets
  (Excluding Interest and Residual Trust
  Expense)*.............................      .71%       .73%     .76%     .76%     .55%     .38%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net
     Assets.............................     1.14%       .98%    1.01%    1.09%    1.06%    1.07%
   Ratio of Net Investment Income to
     Average Net Assets.................     3.82%      3.80%    3.62%    3.60%    3.68%    3.99%
   SUPPLEMENTAL RATIO:
   Ratio of Expenses to Average Net
     Assets (Excluding Interest and
     Residual Trust Expense)............      .96%       .98%    1.01%    1.09%    1.06%    1.07%

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 4.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns do include combined Rule 12b-1 fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) Amount is less than $0.01 per share.

See Notes to Financial Statements                                             19

VAN KAMPEN NEW YORK TAX FREE INCOME FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                          SIX MONTHS
                                            ENDED               YEAR ENDED SEPTEMBER 30,
CLASS B SHARES                            MARCH 31,    ------------------------------------------
                                             2007       2006     2005     2004     2003     2002
                                          -------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD................................    $16.43     $16.63   $16.58   $16.38   $16.47   $15.74
                                            ------     ------   ------   ------   ------   ------
  Net Investment Income.................      0.27(a)    0.54(a)   0.52    0.52     0.56     0.62
  Net Realized and Unrealized
    Gain/Loss...........................       -0-(c)    0.11     0.04     0.18    (0.09)    0.73
                                            ------     ------   ------   ------   ------   ------
Total from Investment Operations........      0.27       0.65     0.56     0.70     0.47     1.35
                                            ------     ------   ------   ------   ------   ------
Less:
  Distributions from Net Investment
    Income..............................      0.28       0.53     0.51     0.50     0.56     0.62
  Distributions from Net Realized
    Gain................................      0.02       0.32      -0-      -0-      -0-      -0-
                                            ------     ------   ------   ------   ------   ------
Total Distributions.....................      0.30       0.85     0.51     0.50     0.56     0.62
                                            ------     ------   ------   ------   ------   ------
NET ASSET VALUE, END OF THE PERIOD......    $16.40     $16.43   $16.63   $16.58   $16.38   $16.47
                                            ======     ======   ======   ======   ======   ======

Total Return* (b).......................     1.53%**    4.18%    3.40%    4.36%    2.93%    8.83%
Net Assets at End of the Period
  (In millions).........................    $ 26.1     $ 28.6   $ 33.9   $ 38.6   $ 40.5   $ 40.5
Ratio of Expenses to Average Net
  Assets*...............................     1.64%      1.48%    1.51%    1.51%    1.29%    1.13%
Ratio of Net Investment Income to
  Average Net Assets*...................     3.32%      3.30%    3.12%    3.19%    3.45%    3.92%
Portfolio Turnover......................        6%**      30%      41%      15%      27%      43%
SUPPLEMENTAL RATIO:
Ratio of Expenses to Average Net Assets
  (Excluding Interest and Residual Trust
  Expense)*.............................     1.46%      1.48%    1.51%    1.51%    1.29%    1.13%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net
     Assets.............................     1.89%      1.73%    1.76%    1.84%    1.80%    1.82%
   Ratio of Net Investment Income to
     Average Net Assets.................     3.07%      3.05%    2.87%    2.85%    2.94%    3.24%
   SUPPLEMENTAL RATIO:
   Ratio of Expenses to Average Net
     Assets (Excluding Interest and
     Residual Trust Expense)............     1.71%      1.73%    1.76%    1.84%    1.80%    1.82%

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 4%, charged on certain redemptions made within one year of purchase and declining to 0% after the sixth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) Amount is less than $0.01 per share.

 20                                            See Notes to Financial Statements

VAN KAMPEN NEW YORK TAX FREE INCOME FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                       SIX MONTHS
                                         ENDED                YEAR ENDED SEPTEMBER 30,
CLASS C SHARES                         MARCH 31,     ------------------------------------------
                                          2007        2006     2005     2004     2003     2002
                                       --------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  THE PERIOD..........................   $16.45      $16.65   $16.59   $16.39   $16.48   $15.75
                                         ------      ------   ------   ------   ------   ------
  Net Investment Income...............     0.27(a)     0.54(a)   0.52    0.52     0.56     0.62
  Net Realized and Unrealized
    Gain/Loss.........................      -0-(c)     0.11     0.05     0.18    (0.09)    0.73
                                         ------      ------   ------   ------   ------   ------
Total from Investment Operations......     0.27        0.65     0.57     0.70     0.47     1.35
                                         ------      ------   ------   ------   ------   ------
Less:
  Distributions from Net Investment
    Income............................     0.28        0.53     0.51     0.50     0.56     0.62
  Distributions from Net Realized
    Gain..............................     0.02        0.32      -0-      -0-      -0-      -0-
                                         ------      ------   ------   ------   ------   ------
Total Distributions...................     0.30        0.85     0.51     0.50     0.56     0.62
                                         ------      ------   ------   ------   ------   ------
NET ASSET VALUE, END OF THE PERIOD....   $16.42      $16.45   $16.65   $16.59   $16.39   $16.48
                                         ======      ======   ======   ======   ======   ======

Total Return* (b).....................    1.62%(e)**  4.14%(e)  3.46%(e)  4.36%  2.92%(d)  8.83%
Net Assets at End of the Period
  (In millions).......................   $ 18.3      $ 17.4   $ 18.1   $ 17.5   $ 17.7   $ 12.0
Ratio of Expenses to Average Net
  Assets*.............................    1.62%(e)    1.46%(e)  1.47%(e)  1.51%  1.30%    1.13%
Ratio of Net Investment Income to
  Average Net Assets*.................    3.34%(e)    3.32%(e)  3.14%(e)  3.19%  3.45%(d)  3.92%
Portfolio Turnover....................       6%**       30%      41%      15%      27%      43%
SUPPLEMENTAL RATIO:
Ratio of Expenses to Average Net
  Assets (Excluding Interest and
  Residual Trust Expense)*............    1.44%(e)    1.46%(e)  1.47%(e)  1.51%  1.30%    1.13%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average
     Net Assets.......................    1.87%(e)    1.71%(e)  1.72%(e)  1.84%  1.81%    1.82%
   Ratio of Net Investment Income to
     Average Net Assets...............    3.09%(e)    3.10%(e)  2.89%(e)  2.85%  2.94%(d)  3.23%
   SUPPLEMENTAL RATIO:
   Ratio of Expenses to Average Net
     Assets (Excluding Interest and
     Residual Trust Expense)..........    1.69%(e)    1.71%(e)  1.72%(e)  1.84%  1.81%    1.82%

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1% charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) Amount is less than $0.01 per share.

(d) Certain non-recurring payments were made to Class C Shares, resulting in an increase to the Total Return and Ratio of Net Investment Income to Average Net Assets of .03%.

(e) The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income to Average Net Assets reflect actual 12b-1 fees of less than 1% (See Footnote 7).

See Notes to Financial Statements                                             21

VAN KAMPEN NEW YORK TAX FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2007 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen New York Tax Free Income Fund (the "Fund") is organized as a series of the Van Kampen Tax Free Trust, a Delaware statutory trust, and is registered as a non-diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to provide investors with a high level of current income exempt from federal, New York State and New York City income taxes, consistent with the preservation of capital. The Fund seeks to achieve its investment objective by investing at least 80% of its total assets in a portfolio of New York municipal securities that are rated investment grade at the time of purchase. The Fund commenced investment operations on July 29, 1994. The Fund offers Class A Shares, Class B Shares, Class C Shares and Class I Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class specific expenses and voting rights on matters affecting a single class. As of March 31, 2007, there have been no sales of Class I Shares.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Municipal bonds are valued by independent pricing services or dealers using the mean of the bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Interest rate swaps are valued using market quotations from brokers. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Fund may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Fund will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At March 31, 2007, there were no when-issued or delayed delivery purchase commitments.

C. INCOME AND EXPENSES Interest income is recorded on an accrual basis. Bond premium is amortized and discount is accreted over the expected life of each applicable security. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

VAN KAMPEN NEW YORK TAX FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2007 (UNAUDITED) continued

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, if any, to its shareholders. Therefore, no provision for federal income taxes is required.

    At March 31, 2007, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $120,129,910
                                                              ============
Gross tax unrealized appreciation...........................  $  4,988,465
Gross tax unrealized depreciation...........................        (6,150)
                                                              ------------
Net tax unrealized appreciation on investments..............  $  4,982,315
                                                              ============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays monthly dividends from net investment income. Net realized gains, if any, are distributed at least annually. Distributions from net realized gains for book purposes may include short-term capital gains and gains on futures transactions. All short-term capital gains and a portion of futures gains are included as ordinary income for tax purposes.

    The tax character of distributions paid during the year ended September 30, 2006 was as follows:

Distributions paid from:
  Ordinary income...........................................  $  140,635
  Tax-exempt income.........................................   4,392,841
  Long-term capital gain....................................   2,171,980
                                                              ----------
                                                              $6,705,456
                                                              ==========

    As of September 30, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................  $  7,306
Undistributed tax-exempt income.............................   622,012
Undistributed long-term capital gain........................    91,886

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of gains or losses recognized on securities for tax purposes but not for book purposes.

F. EXPENSE REDUCTIONS During the six months ended March 31, 2007, the Fund's custody fee was reduced by $2,058 as a result of credits earned on cash balances.

G. FLOATING RATE NOTE OBLIGATIONS RELATED TO SECURITIES HELD The Fund enters into transactions in which it transfers to dealer trusts fixed rate bonds in exchange for cash and residual interests in the dealer trusts' assets and cash flows, which are in the form of inverse floating rate investments. The dealer trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The Fund enters into shortfall agreements with the dealer trusts, which commit

VAN KAMPEN NEW YORK TAX FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2007 (UNAUDITED) continued

the Fund to pay the dealer trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the dealer trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the dealer trusts to the Fund, thereby collapsing the dealer trusts. The Fund accounts for the transfer of bonds to the dealer trusts as secured borrowings, with the securities transferred remaining in the Fund's investment assets, and the related floating rate notes reflected as Fund liabilities under the caption "Floating Rate Note Obligations" on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption "Interest" and records the expenses related to floating rate note obligations and any administrative expenses of the dealer trusts under the caption "Interest and Residual Trust Expenses" in the Fund's Statement of Operations. The notes issued by the dealer trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the dealer trusts for redemption at par at each reset date. At March 31, 2007, Fund investments with a value of $4,269,815 are held by the dealer trusts and serve as collateral for the $3,000,000 in floating rate notes outstanding at that date. Contractual maturities of the floating rate notes and interest rates in effect at March 31, 2007 are presented on the Portfolio of Investment.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, Van Kampen Asset Management ("the Adviser") will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $500 million..........................................    .470%
Over $500 million...........................................    .445%

    For the six months ended March 31, 2007, the Adviser voluntarily waived $153,142 of its investment advisory fees. This represents .25% of its average net assets for the period. This waiver is voluntary and can be discontinued at any time.

    For the six months ended March 31, 2007, the Fund recognized expenses of approximately $1,300 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as counsel to the Fund.

    Under separate Legal Services, Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the six months ended March 31, 2007, the Fund recognized expenses of approximately $24,800 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Fund, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of "Professional Fees" on the Statement of Operations. Services provided pursuant to the

VAN KAMPEN NEW YORK TAX FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2007 (UNAUDITED) continued

Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended March 31, 2007, the Fund recognized expenses of approximately $24,700 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $75,794 are included in "Other" assets on the Statement of Assets and Liabilities at March 31, 2007. Appreciation/ depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the six months ended March 31, 2007, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund's Class A Shares of approximately $26,500 and contingent deferred sales charge (CDSC) on redeemed shares of approximately $14,400. Sales charges do not represent expenses of the Fund.

VAN KAMPEN NEW YORK TAX FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2007 (UNAUDITED) continued

3. CAPITAL TRANSACTIONS

For the six months ended March 31, 2007 and the year ended September 30, 2006, transactions were as follows:

                                        FOR THE SIX MONTHS ENDED        FOR THE YEAR ENDED
                                             MARCH 31, 2007             SEPTEMBER 30, 2006
                                        ------------------------    --------------------------
                                         SHARES        VALUE          SHARES         VALUE
Sales:
  Class A.............................   725,452    $ 11,978,492     1,111,770    $ 18,163,119
  Class B.............................    69,012       1,135,715       122,535       2,005,119
  Class C.............................   133,117       2,196,942       108,099       1,782,995
                                        --------    ------------    ----------    ------------
Total Sales...........................   927,581    $ 15,311,149     1,342,404    $ 21,951,233
                                        ========    ============    ==========    ============
Dividend Reinvestment:
  Class A.............................    74,771    $  1,234,312       182,158    $  2,972,744
  Class B.............................    21,768         358,523        74,600       1,204,963
  Class C.............................    13,269         218,759        41,056         649,285
                                        --------    ------------    ----------    ------------
Total Dividend Reinvestment...........   109,808    $  1,811,594       297,814    $  4,826,992
                                        ========    ============    ==========    ============
Repurchases:
  Class A.............................  (289,304)   $ (4,774,230)     (878,472)   $(14,316,761)
  Class B.............................  (243,451)     (4,004,396)     (495,061)     (8,061,368)
  Class C.............................   (90,751)     (1,493,977)     (178,507)     (2,908,585)
                                        --------    ------------    ----------    ------------
Total Repurchases.....................  (623,506)   $(10,272,603)   (1,552,040)   $(25,286,714)
                                        ========    ============    ==========    ============

4. REDEMPTION FEE

The Fund assesses a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sale or exchange) within seven days of purchase. The redemption fee is paid directly to the Fund. For the six months ended March 31, 2007, the Fund received redemption fees of less than $100, which are reported as part of "Cost of Shares Repurchased" on the Statement of Changes in Net Assets. The per share impact from redemption fees paid to the Fund was less than $0.01.

5. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $14,279,847 and $7,046,062, respectively.

6. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    The Fund may use derivative instruments for a variety of reasons such as to attempt to protect the Fund against possible changes in the market value of its portfolio and to manage the portfolio's effective maturity and duration. All of the Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures

VAN KAMPEN NEW YORK TAX FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2007 (UNAUDITED) continued

contract. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract.

    Summarized below are the different types of derivative financial instruments used by the Fund.

A. FUTURES CONTRACTS During the period, the Fund invested in futures contracts, a type of derivative investment. A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Fund generally invests in exchange traded futures contracts on U.S. Treasury Bonds or Notes for duration and risk management purposes and typically closes the contract prior to the delivery date. Upon entering into futures contracts, the Fund maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to rules and regulations promulgated under the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

    Transactions in futures contracts for the six months ended March 31, 2007 are as follows:

                                                              CONTRACTS
Outstanding at September 30, 2006...........................      29
Futures Opened..............................................      44
Futures Closed..............................................     (73)
                                                                 ---
Outstanding at March 31, 2007...............................       0
                                                                 ===

B. INVERSE FLOATING RATE INVESTMENTS The Fund may invest a portion of its assets in inverse floating rate instruments, either through outright purchases of inverse floating rate securities or through the transfer of bonds to a dealer trust in exchange for cash and residual interests in the dealer trust. These investments are typically used by the Fund in seeking to enhance the yield of the portfolio. These instruments typically involve greater risks than a fixed rate municipal bond. In particular, these instruments are acquired through leverage or may have leverage embedded in them and therefore involve many of the risks associated with leverage. Leverage is a speculative technique that may expose the Fund to greater risk and increased costs. Leverage may cause the Fund's net asset value to be more volatile than if it had not been leveraged because leverage tends to magnify the effect of any increases or decreases in the value of the Fund's portfolio securities. The use of leverage may also cause the Fund to liquidate portfolio positions when it may not be advantageous to do so in order to satisfy its obligations with respect to inverse floating rate instruments.

C. INTEREST RATE SWAPS The Fund may enter into forward interest rate swap transactions intended to help the Fund manage its overall interest rate sensitivity, either shorter or longer, generally to more closely align the Fund's interest rate sensitivity with that of the broader municipal market. Forward interest rate swap transactions involve the Fund's agreement with a counterparty to pay, in the future, a fixed or variable rate payment in exchange for the

VAN KAMPEN NEW YORK TAX FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2007 (UNAUDITED) continued

counterparty paying the Fund a variable or fixed rate payment, the accruals for which would begin at a specified date in the future (the "effective date"). The amount of the payment obligation is based on the notional amount of the forward swap contract and the termination date of the swap (which is akin to a bond's maturity). The value of the Fund's swap commitment would increase or decrease based primarily on the extent to which long-term interest rates for bonds having a maturity of the swap's termination date increases or decreases. The Fund may terminate a swap contract prior to the effective date, at which point a realized gain or loss is recognized. When a forward swap is terminated, it ordinarily does not involve the delivery of securities or other underlying assets or principal, but rather is settled in cash on a net basis. The Fund intends, but is not obligated, to terminate its forward swaps before the effective date. Accordingly, the risk of loss with respect to the swap counterparty on such transactions is limited to the credit risk associated with a counterparty failing to honor its commitment to pay any realized gain to the Fund upon termination. To reduce such credit risk, all counterparties are required to pledge collateral daily (based on the daily valuation of each swap) on behalf of the Fund with a value approximately equal to the amount of any unrealized gain. Reciprocally, when the Fund has an unrealized loss on a swap contract, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. Restricted cash, if any, for segregating purposes is shown on the Statement of Assets and Liabilities.

7. DISTRIBUTION AND SERVICE PLANS

Shares of the Fund are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans") for Class A Shares, Class B Shares and Class C Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets. These fees are accrued daily and paid to the Distributor monthly.

    The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed receivable") was approximately $0 and $6,400 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

8. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes--an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial

VAN KAMPEN NEW YORK TAX FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2007 (UNAUDITED) continued

statements. FIN 48 is effective for the fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in the fund NAV calculations as late as the fund's last NAV calculation in the first required financial statement period. As a result, the Fund will incorporate FIN 48 in its semi annual report on March 31, 2008. The impact to the Fund's financial statements, if any, is currently being assessed.

    In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Trust's financial statement disclosures.

VAN KAMPEN NEW YORK TAX FREE INCOME FUND

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN * - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

DENNIS SHEA
Vice President

J. DAVID GERMANY
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

JAMES W. GARRETT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

  Van Kampen New York Tax Free Income Fund

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen New York Tax Free Income Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen New York Tax Free Income Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                         Van Kampen Funds Inc.
                                               1 Parkview Plaza, P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555
                                                             www.vankampen.com

                                       Copyright (C)2007 Van Kampen Funds Inc.
                                        All rights reserved. Member NASD/SIPC.

                                                                 235, 325, 425
                                                                  NYTFSAR 5/07
    (VAN KAMPEN INVESTMENTS LOGO)                           IU07-01003P-Y03/07

Item 2.  Code of Ethics.

Not applicable for semi-annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6.  Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.  Controls and Procedures

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSRS was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

 (b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

(1) Code of Ethics -- Not applicable for semi-annual reports.

(2)(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.

(2)(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Tax Free Trust

By:  /s/ Ronald E. Robison
     ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: May 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Ronald E. Robison
     ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: May 22, 2007

By:  /s/ James W. Garrett
     ---------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: May 22, 2007